Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity®

U.S. Bond Index

Fund

(fund number 651)

Prospectus

April 25, 2001
and

Annual Report

for the year ended February 28, 2001

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer-sponsored retirement plan. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients (800) 962-1375
"Not For Profit" Clients (800) 343-0860
Financial and Other Institutions
Nationwide (800) 843-3001
Other Investors (800) 544-8888

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor Fidelity Distributions Corporation is a bank.

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $100,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended February 28, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity US Bond Index	12.95%	40.77%	117.51%
LB Aggregate Bond	13.44%	41.72%	115.93%
Intermediate US Government Funds	12.30%	34.96%	92.84%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the intermediate U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 125 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended February 28, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity US Bond Index	12.95%	7.08%	8.08%
LB Aggregate Bond	13.44%	7.22%	8.00%
Intermediate US Government Funds	12.30%	6.17%	6.76%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Annual Report

Performance - continued

$100,000 Over 10 Years

$100,000 Over 10 Years: Let's say hypothetically that $100,000 was invested in Fidelity U.S. Bond Index Fund on February 28, 1991. As the chart shows, by February 28, 2001, the value of the investment would have grown to $217,515 - a 117.51% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $100,000 would have grown to $215,930 - a 115.93% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Performance - continued

Dividends and Yield

Periods ended February 28, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.58¢	36.46¢	71.91¢
Annualized dividend rate	6.82%	7.01%	6.95%
30-day annualized yield	6.10%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.66 over the past one month, $10.49 over the past six months and $10.34 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses during the period shown, the yield would have been 5.83%.

Annual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Thomas Silvia, Portfolio Manager of Fidelity U.S. Bond Index Fund

Q. How did the fund perform, Tom?

A. For the 12-month period that ended February 28, 2001, the fund had a total return of 12.95%. To get a sense of how the fund did relative to its competitors, the intermediate U.S. government funds average returned 12.30% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Aggregate Bond Index returned 13.44%.

Q. After getting off to a relatively rocky start, most bonds finished the year with very strong returns. What factors led to the market's turnaround?

A. In March 2000, investors remained worried that the Federal Reserve Board would continue to raise interest rates in order to fight potential inflation. That's exactly what the Fed did, punctuating its nearly yearlong inflation fighting campaign with a final 0.50% interest rate-hike in May. As interest rates rose, bond yields generally moved higher and their prices declined. Mid-summer marked a turning point. Repeated signs that interest-rate hikes had begun to slow the economy and reduce the potential for inflation fueled investor optimism that the Fed wouldn't raise rates any further. That optimism later was replaced by hopes that the Fed might be poised to stimulate growth with interest-rate cuts, sending bond yields lower and their prices higher. The Fed complied with the market's wishes in January, reducing interest rates by a full percentage point in two separate cuts. Its failure to cut rates in February caused the market to stumble a bit more recently. Overall, however, most bond indexes ended the 12-month period with double digit returns, vastly outperforming their equity counterparts.

Q. What were the returns for each of the segments that make up the Lehman Brothers Aggregate Bond Index?

A. For the 12-month period that ended February 28, 2001, here's how individual sectors within the index performed: mortgage-backed securities, at about 34.9% of the index, returned 13.22%; corporate securities, which accounted for nearly 24.9% of the index, returned 12.72%; agency securities, at about 10.7% of the index, returned 13.98%; and asset-backed securities, at less than 1.8% of the index, returned 12.98%. Those returns compared to the 13.81% return of U.S. Treasury securities, which made up about 26.0% of the index.

Q. What explains the discrepancy in returns among these sectors?

A. In addition to falling interest rates, Treasury securities were boosted by diminished supply and growing demand. During 2000, the government scaled back the frequency and size of its auctions of new debt and also bought back more than $30 billion in outstanding long-term Treasuries. As supply declined, demand for Treasuries increased as investors sought them out for protection against a weak stock market. Agency securities, which are issued by various agencies of the federal government, occasionally retreated as supply expanded. In addition, the entire agency sector briefly came under pressure when various government officials questioned the line of credit from the U.S. Treasury that give the Federal National Mortgage Association (FNMA, or Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) implicit government backing.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What about mortgage securities and corporate bonds? How did they perform during the past year?

A. Mortgage securities did well early on, although they gave up some ground recently due to fears of prepayment. The rate of mortgage prepayment - which shortens the effective life of mortgage securities and makes them less attractive to investors who may have to turn around and reinvest the proceeds at lower rates - accelerated during the year as homeowners refinanced their mortgages. Corporate securities posted more moderate returns because of concerns that a slowing economy had eroded profitability. In fact, two of the fund's former corporate holdings - Rite Aid and Finova - proved to be its biggest disappointments during the year when both companies encountered serious financial difficulties.

Q. Given that the Lehman Brothers Aggregate Bond Index is made up of more than 5,000 individual securities, how did you choose investments for the fund?

A. It would be impractical and expensive for the fund to own each of the thousands of securities that make up the index. Rather than buy each security, I use an investment process known as stratified sampling, which allows me to assemble a portfolio that replicates the characteristics of the index - such as maturity, sector, credit quality and others - by investing in representative securities. In constructing the portfolio, my goal is to manage the fund so that its performance tracks that of the Lehman Brothers Aggregate Bond Index. While the fund did vary from the index in the individual securities that it owned, its performance was in line with the benchmark.

Q. What's your outlook?

A. There's continued debate over the economy's strength and the direction of interest rates. Many bonds currently are priced with the expectation that several more rate cuts will occur in the months ahead. If those rate cuts materialize, bonds should benefit. If the Fed doesn't cut rates during the next several months, investors are likely to be very disappointed and bonds could be in for a rough period. But no matter what the economic and interest-rate environment, I will manage the fund with the goal of keeping its performance on track with the Lehman Brothers Aggregate Bond Index, just as it is designed to do.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fund Talk: The Manager's Overview - continued

Fund Facts

Goal: seeks to provide investment results that correspond to the total return of the bonds in the Lehman Brothers Aggregate Bond Index

Start date: March 8, 1990

Size: as of February 28, 2001, more than $2.1 billion

Manager: Thomas Silvia, since 1998; manager, several other Fidelity and Spartan bond funds; joined Fidelity in 1993

3

Tom Silvia on the possible disappearance of the 30-year Treasury bond:

"Rising U.S. government surpluses and measures to reduce the nation's debt have resulted in an uncertain future for 30-year Treasury bonds. Recent comments by Treasury Secretary Paul O'Neill only fueled speculation that the recent auction of these bonds - already much reduced from previous levels - might be the last. Secretary O'Neill essentially questioned ´how sensible it is' to keep selling bonds if ´all debt is going to be reabsorbed in five years.' But to paraphrase Mark Twain, reports of the death of the 30-year bond may be greatly exaggerated. A slowing economy could mute tax receipts, which would, in turn, shrink the federal budget surplus. Furthermore, President Bush's plan for tax cuts, if enacted, might also diminish tax receipts, thereby keeping the need for debt funding intact. On the other hand, growing Social Security surpluses, which can be used to pay down the government's debt, may support the notion that the supply of Treasuries will continue to taper off. As the fund's portfolio manger, I carefully monitor these and other developments, because they affect not only the Treasury market, but all other segments of the bond market as well."

Annual Report

Investment Changes

Quality Diversification as of February 28, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa	67.2	70.3
Aa	2.6	1.9
A	10.7	11.4
Baa	10.6	11.3
Ba and Below	0.8	0.7
Not Rated	0.6	0.7

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated as Ba or below were rated investment grade by other nationally recognized rating agencies or assigned an investment grade rating at the time of acquisition by Fidelity.

Average Years to Maturity as of February 28, 2001
6 months ago
Years	7.9	9.0
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 28, 2001
6 months ago
Years	4.5	4.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2001 *		As of August 31, 2000 **
	Corporate Bonds 22.6%		Corporate Bonds 22.4%
	U.S. Government and Government Agency Obligations 69.6%		U.S. Government and Government Agency Obligations 70.0%
	Asset-Backed Securities 2.1%		Asset-Backed Securities 1.5%
	CMOs and Other Mortgage Related Securities 2.0%		CMOs and Other Mortgage Related Securities 1.5%
	Other Investments 1.6%		Other Investments 1.7%
	Short-Term Investments and Net Other Assets 2.1%		Short-Term Investments and Net Other Assets 2.9%
* Foreign investments	4.9%	** Foreign investments	5.7%

Annual Report

Investments February 28, 2001

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.6%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.3%
Daimler-Chrysler North America Holding Corp. 8% 6/15/10	A3	$ 7,000	$ 7,106
Hotels Restaurants & Leisure - 0.1%
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	Baa3	3,400	3,513
Media - 1.7%
British Sky Broadcasting Group PLC yankee 7.3% 10/15/06	Ba1	3,000	2,976
Chancellor Media Corp. 8% 11/1/08	Ba1	7,000	7,175
Continental Cablevision, Inc. 8.3% 5/15/06	A3	5,000	5,404
Hearst-Argyle Television, Inc. 7.5% 11/15/27	Baa3	3,280	2,949
News America, Inc. 7.3% 4/30/28	Baa3	5,000	4,508
TCI Communications, Inc. 8.75% 8/1/15	A3	5,535	6,208
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa1	6,000	6,708
			35,928
Multiline Retail - 0.6%
Federated Department Stores, Inc.:
6.79% 7/15/27	Baa1	1,800	1,822
8.5% 6/1/10	Baa1	4,000	4,432
Kmart Corp. 9.375% 2/1/06	Baa3	3,400	3,324
Target Corp. 6.35% 1/15/11	A2	3,000	3,035
			12,613
TOTAL CONSUMER DISCRETIONARY			59,160
CONSUMER STAPLES - 1.1%
Food Products - 0.5%
ConAgra Foods, Inc.:
5.5% 10/15/02	Baa1	2,400	2,396
6.7% 8/1/27	Baa1	4,000	3,994
Nabisco, Inc. 6.85% 6/15/05	A2	5,000	5,076
			11,466
Household Products - 0.5%
Clorox Co. 6.125% 2/1/11	A1	5,000	4,987
Fort James Corp. 6.625% 9/15/04	Baa3	5,791	5,607
			10,594
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 0.1%
Philip Morris Companies, Inc. 7% 7/15/05	A2	$ 1,015	$ 1,047
TOTAL CONSUMER STAPLES			23,107
ENERGY - 0.7%
Oil & Gas - 0.7%
Oryx Energy Co. 8.125% 10/15/05	Baa1	7,935	8,532
Phillips Petroleum Co. 8.75% 5/25/10	Baa2	2,345	2,719
Texas Eastern Transmission Corp. 7.3% 12/1/10	A2	3,000	3,136
			14,387
FINANCIALS - 10.9%
Banks - 2.5%
Bank of America Corp. 7.8% 2/15/10	Aa3	5,000	5,351
Bank One Capital III 8.75% 9/1/30	Aa3	3,300	3,482
BankBoston NA 7% 9/15/07	A2	5,143	5,315
Barclays Bank PLC 8.55% 9/29/49 (b)(c)	Aa2	3,240	3,540
Barnett Banks, Inc. 10.875% 3/15/03	Aa3	1,020	1,122
Commonwealth Bank of Australia yankee 8.5% 6/1/10	Aa3	1,100	1,246
Edison Mission Energy Funding Corp. 6.77% 9/15/03 (c)	Caa2	2,788	2,426
First Tennessee National Corp. 6.75% 11/15/05	A3	1,540	1,572
Kansallis-Osake-Pankki yankee 10% 5/1/02	A1	3,110	3,257
Korea Development Bank 7.375% 9/17/04	Baa2	4,500	4,571
Mellon Financial Co. 6.7% 3/1/08	A2	5,000	5,101
Merita Bank Ltd. yankee 6.5% 1/15/06	A1	2,100	2,124
PNC Funding Corp. 7.5% 11/1/09	A3	7,000	7,468
Popular, Inc. 6.2% 4/30/01	A3	1,325	1,324
Providian National Bank:
6.25% 5/7/01	Baa3	3,390	3,386
6.75% 3/15/02	Baa3	1,310	1,318
Union Planters Corp. 6.75% 11/1/05	Baa2	1,500	1,492
			54,095
Diversified Financials - 7.0%
Abbey National Capital Trust I 8.963% 12/29/49 (b)	Aa3	3,080	3,388
Ahmanson Capital Trust I 8.36% 12/1/26 (c)	A3	4,800	4,625
Amvescap PLC yankee 6.375% 5/15/03	A2	4,835	4,851
Aristar, Inc. 6% 5/15/02	A3	1,600	1,605
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Athena Neurosciences Finance LLC 7.25% 2/21/08	Baa2	$ 7,000	$ 7,089
Boeing Capital Corp. 7.375% 9/27/10	A2	5,000	5,453
Burlington Resources Finance Co. 6.68% 2/15/11	A3	5,000	5,061
CIT Group, Inc. 7.375% 3/15/03	A1	450	464
Countrywide Funding Corp. 6.45% 2/27/03	A3	5,000	5,059
Diageo Capital PLC yankee 7.25% 11/1/09	A1	4,000	4,229
Ford Motor Credit Co. 5.75% 2/23/04	A2	8,000	7,910
General Motors Acceptance Corp. 5.85% 1/14/09	A2	10,000	9,367
Goldman Sachs Group, Inc. 6.875% 1/15/11	A1	3,000	3,051
Household Finance Corp. 6.5% 1/24/06	A2	5,000	5,110
ING Capital Funding Trust III 8.439% 12/31/10	Aa3	3,500	3,701
Lehman Brothers Holdings 7% 5/15/03	A2	4,000	4,098
MMI Capital Trust I 7.625% 12/15/27	Ba1	5,000	4,496
Pepsi Bottling Holdings, Inc. 5.625% 2/17/09	A1	7,000	6,825
Popular North America, Inc. 7.375% 9/15/01	A3	2,540	2,561
Sears Roebuck Acceptance Corp. 7% 2/1/11	A3	11,000	10,991
Spear, Leeds & Kellogg LP/SLK Capital Corp. 8.25% 8/15/05 (c)	A1	5,000	5,380
Sprint Capital Corp.:
5.7% 11/15/03	Baa1	4,000	3,891
6.125% 11/15/08	Baa1	5,000	4,577
State Street Corp. 7.65% 6/15/10	A1	5,000	5,500
Textron Financial Corp. 7.125% 12/9/04	A2	7,000	7,218
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	1,470	1,491
TXU Eastern Funding yankee 6.75% 5/15/09	Baa1	1,200	1,134
U.S. West Capital Funding, Inc. 6.875% 7/15/28	Baa1	5,000	4,412
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	4,300	4,699
Unicredito Italiano Capital Trust II 9.2% 10/29/49 (b)(c)	A1	3,000	3,202
Unilever Capital Corp. 7.125% 11/1/10	A1	7,000	7,469
			148,907
Insurance - 0.9%
American General Corp. 7.5% 8/11/10	A2	5,000	5,416
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Metropolitan Life Insurance Co. 6.3% 11/1/03 (c)	A1	$ 8,560	$ 8,641
The MONY Group, Inc. 7.45% 12/15/05	Baa1	5,000	5,069
			19,126
Real Estate - 0.5%
Arden Realty LP 8.875% 3/1/05	Baa3	2,180	2,293
AvalonBay Communities, Inc. 6.58% 2/15/04	Baa1	2,000	2,013
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	4,600	4,551
Simon Property Group LP 7.375% 1/20/06 (c)	Baa1	2,700	2,732
			11,589
TOTAL FINANCIALS			233,717
INDUSTRIALS - 2.3%
Aerospace & Defense - 0.3%
Raytheon Co. 8.3% 3/1/10	Baa2	5,000	5,588
Air Freight & Couriers - 0.3%
FedEx Corp. 6.875% 2/15/06 (c)	Baa2	6,000	6,114
Airlines - 0.4%
Continental Airlines, Inc. pass thru trust certificates Series 1997 1 Class CI, 7.42% 10/1/08	Baa1	1,331	1,351
Delta Air Lines, Inc.:
Series 2000 1 Class A2, 7.57% 11/18/10	Aa2	1,220	1,312
7.9% 12/15/09	Baa3	7,000	6,825
			9,488
Electrical Equipment - 0.2%
Comdisco, Inc.:
6.13% 8/1/01	Baa2	2,000	1,950
7.25% 9/1/02	Baa2	2,660	2,394
			4,344
Machinery - 0.4%
Tyco International Group SA yankee:
6.375% 6/15/05	Baa1	2,255	2,281
6.875% 9/5/02	Baa1	5,150	5,237
			7,518
Road & Rail - 0.7%
Canadian National Railway Co. yankee 6.9% 7/15/28	Baa2	3,150	3,034
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - continued
CSX Corp. 6.46% 6/22/05	Baa2	$ 2,000	$ 2,001
Hertz Corp. 7.625% 8/15/07	A3	4,605	4,733
Norfolk Southern Corp. 6.75% 2/15/11	Baa1	3,020	3,029
Wisconsin Central Transportation Corp. 6.625% 4/15/08	Baa2	3,150	3,051
			15,848
TOTAL INDUSTRIALS			48,900
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.6%
Corning, Inc. 6.85% 3/1/29	A2	2,330	2,066
Motorola, Inc. 7.625% 11/15/10	A2	5,000	4,834
Nortel Networks Corp. 6.125% 2/15/06	A2	5,000	4,844
			11,744
Computers & Peripherals - 0.2%
Compaq Computer Corp. 7.45% 8/1/02	Baa2	4,900	4,947
TOTAL INFORMATION TECHNOLOGY			16,691
MATERIALS - 0.6%
Chemicals - 0.5%
Praxair, Inc. 6.75% 3/1/03	A3	4,000	4,085
Rohm & Haas Co. 6.95% 7/15/04	A3	6,000	6,148
			10,233
Paper & Forest Products - 0.1%
Abitibi-Consolidated, Inc. yankee 8.55% 8/1/10	Baa3	2,370	2,533
TOTAL MATERIALS			12,766
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
British Telecommunications PLC 8.625% 12/15/30	A2	5,000	5,204
Cable & Wireless Optus Finance Property Ltd. 8% 6/22/10 (c)	Baa1	1,800	1,996
Koninklijke KPN NV yankee 8% 10/1/10	Baa2	7,000	6,813
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	1,990	1,924
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonos de Mexico SA de CV 8.25% 1/26/06 (c)	Baa3	$ 5,000	$ 4,993
Teleglobe Canada, Inc. yankee 7.7% 7/20/29	Baa1	5,000	5,012
WorldCom, Inc. 8.875% 1/15/06	A3	2,014	2,059
			28,001
UTILITIES - 2.2%
Electric Utilities - 1.0%
Avon Energy Partners Holdings:
6.46% 3/4/08 (c)	Baa2	5,000	4,714
6.73% 12/11/02 (c)	Baa2	4,450	4,464
Dominion Resources, Inc. 8.125% 6/15/10	Baa1	1,700	1,876
Israel Electric Corp. Ltd. 7.1% 12/15/07 (c)	A3	3,000	2,824
Massachusetts Electric Co. 6.78% 11/20/06	A1	2,000	2,088
Nisource Finance Corp. 7.875% 11/15/10 (c)	Baa2	4,000	4,332
Texas Utilities Electric Co. 6.75% 4/1/03	A3	1,575	1,613
			21,911
Gas Utilities - 0.9%
El Paso Energy Corp. 6.75% 5/15/09	Baa2	5,000	5,042
Enserch Corp. 6.25% 1/1/03	Baa2	4,375	4,407
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa1	6,700	6,958
Sempra Energy 7.95% 3/1/10	A2	995	1,007
Southwest Gas Corp. 9.75% 6/15/02	Baa2	3,020	3,159
			20,573
Multi-Utilities - 0.3%
Enron Corp. 6.4% 7/15/06	Baa1	6,000	6,020
TOTAL UTILITIES			48,504
TOTAL NONCONVERTIBLE BONDS (Cost $476,701)			485,233
U.S. Government and Government Agency Obligations - 34.6%

U.S. Government Agency Obligations - 11.1%
Fannie Mae:
5.25% 1/15/09	Aaa	15,000	14,651
6.25% 2/1/11	Aa2	15,365	15,788
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
6.625% 11/15/10	Aaa	$ 2,895	$ 3,094
7.25% 1/15/10	Aaa	600	665
7.25% 5/15/30	Aaa	16,695	19,195
Federal Agricultural Mortgage Corp. 6.92% 8/10/02	Aaa	1,040	1,068
Federal Home Loan Bank:
5.125% 9/15/03	Aaa	1,880	1,887
6.375% 11/15/02	Aaa	65,000	66,625
Federal National Mortgage Association:
0% 4/8/03	Aaa	1,000	903
0% 10/8/04	Aaa	1,000	832
Freddie Mac:
5.25% 2/15/04	Aaa	1,125	1,131
5.25% 1/15/06	Aaa	16,000	15,998
5.5% 2/12/04	Aaa	30,200	30,276
5.75% 3/15/09	Aaa	12,000	12,088
6.75% 3/15/31	Aaa	13,085	14,205
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) 8.5% 4/1/06	Aaa	2,182	2,356
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Class 1-C, 9.25% 11/15/01	Aaa	190	193
Class 2-E, 9.4% 5/15/02	Aaa	206	209
Class 3-T, 9.625% 5/15/02	Aaa	278	283
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	Aaa	705	704
Series 1993-D, 5.23% 5/15/05	Aaa	340	340
Series 1995-A, 6.28% 6/15/04	Aaa	5,584	5,679
Series 1995-B, 6.13% 6/15/04	Aaa	7,000	7,102
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1997-A, 6.104% 7/15/03	Aaa	2,083	2,106
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1994-195, 6.08% 8/15/04	Aaa	$ 966	$ 988
Series 1998-196A, 5.926% 6/15/05 (callable)	-	1,975	2,014
Private Export Funding Corp. secured:
5.31% 11/15/03 (c)	Aaa	1,995	2,005
5.48% 9/15/03	Aaa	975	979
5.65% 3/15/03	Aaa	797	797
5.8% 2/1/04	Aaa	1,140	1,152
6.86% 4/30/04	Aaa	478	490
U.S. Department of Housing and Urban Development government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	-	7,500	7,617
5.96% 8/1/09	-	3,600	3,593
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			237,013
U.S. Treasury Obligations - 23.5%
U.S. Treasury Bonds:
6.125% 11/15/27	Aaa	16,900	18,276
6.125% 8/15/29	Aaa	21,050	22,938
6.625% 2/15/27	Aaa	9,500	10,912
8% 11/15/21	Aaa	4,610	6,016
8.125% 5/15/21	Aaa	2,000	2,634
8.75% 5/15/17	Aaa	6,790	9,198
8.875% 8/15/17	Aaa	40,000	54,825
10.375% 11/15/09	Aaa	34,500	40,834
11.25% 2/15/15	Aaa	54,000	85,311
12% 8/15/13	Aaa	35,300	50,324
12.75% 11/15/10 (callable)	Aaa	20,000	26,497
14% 11/15/11	Aaa	66,480	96,043
U.S. Treasury Notes 6.5% 5/31/02	Aaa	78,000	79,828
TOTAL U.S. TREASURY OBLIGATIONS			503,636
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $730,786)			740,649
U.S. Government Agency - Mortgage Securities - 35.0%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 13.2%
5.5% 1/1/09 to 4/1/11	Aaa	$ 5,878	$ 5,827
6% 8/1/13 to 12/1/24	Aaa	22,540	22,478
6.5% 12/1/08 to 12/1/30	Aaa	65,539	65,476
7% 3/1/15 to 1/1/31	Aaa	49,618	50,328
7.5% 11/1/07 to 2/1/31	Aaa	108,065	110,389
8% 11/1/08 to 6/1/30	Aaa	22,428	23,149
8.5% 6/1/17 to 8/1/23	Aaa	3,215	3,369
9.5% 12/1/09 to 9/1/21	Aaa	1,606	1,707
10.75% 9/1/10 to 5/1/14	Aaa	127	141
11.25% 5/1/14	Aaa	16	19
11.5% 8/1/14	Aaa	59	66
12.5% 1/1/15	Aaa	9	10
13.5% 11/1/14	Aaa	12	14
14% 3/1/12 to 9/1/13	Aaa	104	119
TOTAL FANNIE MAE			283,092
Freddie Mac - 11.0%
6% 4/1/28 to 11/1/30	Aaa	35,157	34,423
6.5% 10/1/07	Aaa	324	329
6.5% 3/1/31 (d)	Aaa	17,000	16,963
7% 2/1/30 to 2/1/31	Aaa	89,455	90,517
7.5% 9/1/15 to 1/1/31	Aaa	40,968	41,875
8% 7/1/16 to 2/1/28	Aaa	41,707	42,976
8.5% 9/1/19 to 1/1/28	Aaa	2,348	2,463
9% 11/1/01 to 10/1/16	Aaa	173	182
9.5% 10/1/08 to 8/1/30	Aaa	4,057	4,245
10% 6/1/20	Aaa	58	63
10.5% 5/1/09 to 12/1/15	Aaa	102	110
11% 5/1/15 to 9/1/20	Aaa	1,198	1,329
11.5% 8/1/13 to 10/1/15	Aaa	52	58
11.75% 9/1/13	Aaa	28	31
12% 2/1/13 to 7/1/15	Aaa	31	35
12.75% 8/1/12 to 10/1/13	Aaa	37	42
13.5% 12/1/14	Aaa	179	209
TOTAL FREDDIE MAC			235,850
Government National Mortgage Association - 10.8%
6% 12/15/08 to 4/15/09	Aaa	1,224	1,241
6.5% 6/15/23 to 2/15/31	Aaa	89,516	89,510
7% 12/15/22 to 11/15/30 (f)	Aaa	38,530	39,113
U.S. Government Agency - Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
7.5% 2/15/17 to 9/15/28	Aaa	$ 64,652	$ 66,271
8% 7/15/18 to 8/15/30	Aaa	21,366	22,108
8.5% 7/15/27 to 12/15/30	Aaa	10,917	11,330
9.5% 3/15/23	Aaa	75	81
10.5% 5/20/16 to 1/20/18	Aaa	1,203	1,325
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			230,979
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $737,252)			749,921
Asset-Backed Securities - 2.1%

ANRC Auto Owner Trust 7.06% 5/17/04	Aaa	5,000	5,147
BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	2,390	2,408
Capital One Master Trust:
5.43% 1/15/07	Aaa	5,000	5,007
7.2% 8/15/08	Aaa	5,000	5,303
CIT Marine Trust 5.8% 4/15/10	Aaa	5,000	5,046
CS First Boston Mortgage Securities Corp. 7% 3/15/27	Aaa	1,011	1,014
Key Auto Finance Trust 6.65% 10/15/03	Baa3	90	90
Navistar Financial Owner Trust 7.34% 1/15/07	Aaa	6,000	6,287
Olympic Automobile Receivables Trust 6.125% 11/15/04	Aaa	226	226
Onyx Acceptance Owner Trust 6.85% 8/15/07	Aaa	5,000	5,158
Sears Credit Account Master Trust II 6.2% 7/16/07	Aaa	5,000	5,072
Toyota Auto Receivables Owner Trust 6.76% 8/15/04	Aaa	3,500	3,591
TOTAL ASSET-BACKED SECURITIES (Cost $43,195)			44,349
Commercial Mortgage Securities - 2.0%

Allied Capital Commercial Mortgage Trust sequential pay Series 1998-1 Class A, 6.31% 1/25/28 (c)	Aaa	668	669
First Union National Bank Commercial Mortgage Trust Series 1999-C4 Class A2, 7.39% 11/15/09	Aaa	12,639	13,494
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class B, 6.79% 11/18/29	Aa2	$ 15,000	$ 15,523
Heller Financial Commercial Mortgage Asset Corp. sequential pay Series 2000-PH1 Class A1, 7.715% 9/15/08	Aaa	4,780	5,032
Thirteen Affiliates of General Growth Properties, Inc. Series 1 Class C1, 6.762% 12/15/07 (c)	A2	8,000	8,153
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $42,067)			42,871
Foreign Government and Government Agency Obligations (e) - 1.6%

Chile Republic 6.875% 4/28/09	Baa1	3,500	3,494
Korean Republic yankee 8.875% 4/15/08	Baa2	5,000	5,489
Malaysian Government yankee 8.75% 6/1/09	Baa2	6,000	6,664
Newfoundland Province yankee 11.625% 10/15/07	Baa1	4,000	5,094
Quebec Province 6.125% 1/22/11	A2	7,000	7,035
United Mexican States 9.875% 2/1/10	Baa3	6,800	7,262
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $34,862)			35,038
Cash Equivalents - 8.1%
	Maturity Amount (000s)
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 5.5%, dated 2/28/01 due 3/1/01 (Cost $172,854)	$ 172,880	172,854
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $2,237,717)		2,270,915
NET OTHER ASSETS - (6.0)%		(128,580)
NET ASSETS - 100%		$ 2,142,335
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $70,810,000 or 3.3% of net assets.

(d) Security purchased on a delayed delivery or when-issued basis.

(e) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(f) A portion of this security is subject to a forward commitment to sell.
Other Information

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	80.5%	AAA, AA, A	72.6%
Baa	10.6%	BBB	10.6%
Ba	0.6%	BB	0.9%
B	0.0%	B	0.0%
Caa	0.1%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.6%.
Income Tax Information

At February 28, 2001, the aggregate cost of investment securities for income tax purposes was $2,237,840,000. Net unrealized appreciation aggregated $33,075,000, of which $43,882,000 related to appreciated investment securities and $10,807,000 related to depreciated investment securities.

At February 28, 2001, the fund had a capital loss carryforward of approximately $32,870,000 of which $22,625,000 and $10,245,000 will expire on February 29, 2008 and February 28, 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2001
Assets
Investment in securities, at value (including repurchase agreements of $172,854) (cost $2,237,717) - See accompanying schedule		$ 2,270,915
Cash		1,216
Receivable for investments sold		26,201
Receivable for fund shares sold		9,022
Interest receivable		23,260
Total assets		2,330,614
Liabilities
Payable for investments purchased Regular delivery	$ 168,952
Delayed delivery	16,904
Payable for fund shares redeemed	1,495
Distributions payable	336
Accrued management fee	102
Other payables and accrued expenses	490
Total liabilities		188,279
Net Assets		$ 2,142,335
Net Assets consist of:
Paid in capital		$ 2,141,832
Undistributed net investment income		528
Accumulated undistributed net realized gain (loss) on investments		(33,223)
Net unrealized appreciation (depreciation) on investments		33,198
Net Assets, for 199,829 shares outstanding		$ 2,142,335
Net Asset Value, offering price and redemption price per share ($2,142,335 ÷ 199,829 shares)		$10.72

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended February 28, 2001
Investment Income Interest		$ 122,222
Security lending		77
Total income		122,299
Expenses
Management fee	$ 5,481
Transfer agent fees	2,288
Accounting and security lending fees	385
Non-interested trustees' compensation	5
Custodian fees and expenses	127
Registration fees	225
Audit	49
Legal	6
Interest	1
Miscellaneous	4
Total expenses before reductions	8,571
Expense reductions	(3,285)	5,286
Net investment income		117,013
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		2,765
Change in net unrealized appreciation (depreciation) on investment securities		91,569
Net gain (loss)		94,334
Net increase (decrease) in net assets resulting from operations		$ 211,347

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2001	Year ended February 29, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 117,013	$ 93,699
Net realized gain (loss)	2,765	(33,761)
Change in net unrealized appreciation (depreciation)	91,569	(44,246)
Net increase (decrease) in net assets resulting from operations	211,347	15,692
Distributions to shareholders From net investment income	(118,971)	(93,349)
From net realized gain	-	(6,645)
In excess of net realized gain	-	(762)
Total distributions	(118,971)	(100,756)
Share transactions Net proceeds from sales of shares	1,234,671	940,208
Reinvestment of distributions	114,206	97,054
Cost of shares redeemed	(836,440)	(709,196)
Net increase (decrease) in net assets resulting from share transactions	512,437	328,066
Total increase (decrease) in net assets	604,813	243,002
Net Assets
Beginning of period	1,537,522	1,294,520
End of period (including undistributed net investment income of $528 and $820, respectively)	$ 2,142,335	$ 1,537,522
Other Information Shares
Sold	118,383	90,129
Issued in reinvestment of distributions	11,000	9,331
Redeemed	(80,721)	(68,189)
Net increase (decrease)	48,662	31,271

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended February 28,	2001	2000 E	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 10.170	$ 10.800	$ 10.800	$ 10.480	$ 10.710
Income from Investment Operations Net investment income B	.708	.678	.690	.738	.739
Net realized and unrealized gain (loss)	.561	(.573)	(.003)	.316	(.235)
Total from investment operations	1.269	.105	.687	1.054	.504
Less Distributions
From net investment income	(.719)	(.675)	(.687)	(.734)	(.734)
From net realized gain	-	(.054)	-	-	-
In excess of net realized gain	-	(.006)	-	-	-
Total distributions	(.719)	(.735)	(.687)	(.734)	(.734)
Net asset value, end of period	$ 10.720	$ 10.170	$ 10.800	$ 10.800	$ 10.480
Total Return A	12.95%	1.03%	6.48%	10.41%	4.93%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 2,142	$ 1,538	$ 1,295	$ 815	$ 568
Ratio of expenses to average net assets	.32% C	.32% C	.32% C	.32% C	.32% C
Ratio of expenses to average net assets after expense reductions	.31% D	.31% D	.31% D	.31% D	.31% D
Ratio of net investment income to average net assets	6.84%	6.53%	6.35%	6.98%	7.05%
Portfolio turnover rate	144%	133%	184%	97%	65%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

E For the year ended February 29

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2001

1. Significant Accounting Policies.

Fidelity U.S. Bond Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective March 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions - continued

The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,867,857,000 and $2,388,373,000, respectively, of which U.S. government and government agency obligations aggregated $2,308,647,000 and $1,970,674,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .32% of the fund's average net assets.

Sub-Adviser Fee. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .13% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

Notes to Financial Statements - continued

5. Interfund Lending Program.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $34,244,000. The weighted average interest rate was 6.24%. Interest earned from the interfund lending program amounted to $12,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which the loan was outstanding amounted to $6,873,000. The weighted average interest rate was 7.0%.At period end there were no bank borrowings outstanding.

8. Expense Reductions.

FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above an annual rate of .32% of average net assets. For the period, the reimbursement reduced the expenses by $3,096,000.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $14,000 and $175,000 respectively, under these arrangements.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity U.S. Bond Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity U.S. Bond Index Fund (a fund of Fidelity Concord Street Trust) at February 28, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity U.S. Bond Index Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
April 12, 2001

Annual Report

Distributions

A total of 26.44% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

David L. Murphy, Vice President

Thomas J. Silvia, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant
Vice President

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

UBI-PRO-0401 130476
1.701176.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Spartan®

U.S. Equity Index

Fund

(fund number 650)

Prospectus

April 25, 2001

and

Annual Report

for the year ended February 28, 2001

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of the major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor Fidelity Distributions Corporation is a bank.

If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer-sponsored retirement plan. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients (800) 962-1375
"Not For Profit" Clients (800) 343-0860
Financial and Other Institutions
Nationwide (800) 843-3001
Other Investors (800) 544-8888

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $100,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended February 28, 2001	Past 1 year	Past 5 years	Past 10 years
Spartan US Equity Index	-8.26%	107.21%	311.65%
S&P 500 ®	-8.20%	109.18%	320.75%
S&P 500 Index Objective Funds	-8.65%	104.66%	304.92%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the S&P 500 index objective funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 141 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page A-3 of this report.(dagger)

Average Annual Total Returns

Periods ended February 28, 2001	Past 1 year	Past 5 years	Past 10 years
Spartan US Equity Index	-8.26%	15.69%	15.20%
S&P 500	-8.20%	15.91%	15.45%
S&P 500 Index Objective Funds	-8.65%	15.40%	15.01%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Annual Report

$100,000 Over 10 Years

$100,000 Over 10 Years: Let's say hypothetically that $100,000 was invested in Spartan US Equity Index Fund on February 28, 1991. As the chart shows, by February 28, 2001, the value of the investment would have grown to $411,650 - a 311.65% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $100,000 would have grown to $420,750 - a 320.75% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper S&P 500 funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. As of February 28, 2001, one year, five year, and 10 year cumulative total returns for the S&P 500 funds average were, -8.65%, 104.66%, and 304.92%. The one year, five year and 10 year average annual total returns were, -8.65%, 15.40%, and 15.01%, respectively.

Annual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with James Creighton, who oversees the Spartan U.S. Equity Index Fund's investment management personnel as Managing Director for Bankers Trust, sub-adviser of the fund *

Q. How did the fund perform, James?

A. For the 12 months that ended February 28, 2001, the fund returned -8.26%. This was in line with the performance of the Standard & Poor's 500 Index, which returned -8.20%, and the S&P 500 index objective funds average tracked by Lipper Inc., which returned -8.65% during the same period.

Q. Let's begin with the big story during the period, specifically the technology sector. What happened here?

A. Last March, the first month of the period, saw the crest of the technology wave as the sector appeared nearly unstoppable. The tech-laden NASDAQ Composite ® Index even crossed the once unthinkable 5000 point barrier as almost everything tech related continued to soar in value. April, however, saw a much different story unfold as the reality of the sector's core business fundamentals failed to justify these incredible prices. Wall Street analysts and investors finally began to question these unprecedented valuations, which sent the NASDAQ ® reeling, including a one-week span in April where the index lost 25% of its value. If this wasn't enough, the government's ongoing antitrust case against software giant Microsoft added more fuel to this meltdown. The sector continued to struggle to find its way in the following months as slower growth forecasts in semiconductor, mobile phone and electronic component lines began to roll in on a continual basis. Companies such as Texas Instruments, Motorola and Lucent saw a toll exacted on their share prices for downward earnings revisions or missed estimates. Unfortunately, the second half of the period turned out to be even more painful than the first half as the sector's blue-chip companies - including Intel, Cisco, Oracle and EMC - began to crumble under the weight of overwhelmingly negative news permeating the sector, as well as their own slowing sales. The small glimmer of hope delivered via the Federal Reserve Board's rare, off-meeting interest-rate cut on January 3 failed to spark a sustainable rally, and the sector's February performance was nothing short of disastrous. With all the negativity resonating within this particular arena, it's easy to understand why the companies just mentioned made up the vast majority of the S&P 500 index's 10 poorest performers.

Q. With the beating the technology sector took, were there any bright spots elsewhere in the market?

A. As things began to unravel in the technology sector, investors attempted to find what they perceived to be areas of safety. The resulting sector rotation - where one or more market sectors gain investment dollars at the expense of another - directly benefited the defensive areas of the market, such as the health sector. This sector's resiliency to market downturns enabled the major pharmaceutical companies - Merck, Warner-Lambert, which merged with Pfizer, and Johnson & Johnson - as well as other health related companies, such as HEALTHSOUTH, Manor Care and Tenet Healthcare, to outperform the broader market. Companies in the cyclical and consumer industries sectors also were helped by their ability to hold up in a turbulent market as consumer purchases in these areas are considered non-discretionary by investors.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Were there any other market influences during the period?

A. The Fed's shifting monetary policy was a key factor. Early in the period, in an effort to keep inflation fears at arm's length and prevent the economy from overheating, the Fed implemented several interest-rate hikes. As the slowing effect of these actions gradually began to penetrate the economy, the likelihood of future increases diminished. As a result, the interest-rate-sensitive financial services sector began to rebound from its prior doldrums and companies with strong franchises, such as American International Group and Citigroup, finally began to see their fortunes reverse. However, an early summer spike in oil prices put the Fed's soft landing scenario on notice. As the end of the period approached, it appeared as though the economy had begun to slow too rapidly, with corporate layoffs and the aforementioned profit warnings becoming increasingly common. In an attempt to reverse this downward spiral and the negative jolt delivered by higher oil prices, the Fed shifted to an easing monetary policy in December and reduced interest rates on two occasions in January.

Q. What happened with some of the other top holdings in the index?

A. Philip Morris was the largest contributor to performance during the period. This food and tobacco mainstay's reliable earnings didn't disappoint and its consistency was duly rewarded. Some other well-known large-cap companies also performed relatively well. Tyco International rebounded nicely as fears surrounding some prior accounting irregularities dissipated. General Electric, the largest component in the S&P index, also helped as its well-diversified business line enabled it to weather the market turmoil. Another positive was SBC Communications, which distinguished itself by posting steady sales growth. However, despite these successes, it cannot be overstated that these gains were not nearly enough to overcome the massive losses generated by the fund's technology holdings.

Q. What's your outlook?

A. I expect market uncertainty to continue to reign in the short term as the reality of profit warnings and a slowing economy take hold and investor focus continues to shift from corporate promise, as was the case in prior periods, to actual performance. On the positive side though, the Federal Reserve Board, which had been diligent in fighting previous inflation threats, will be as focused in trying to ensure that the economy does not slip into a recession. In addition, those companies that successfully emerge from this era of dwindling consumer confidence and spending most likely will be leaner, wiser and stronger for the future. So while the past 12 months, and especially the last quarter of the period, were extremely painful, long-term investors should be reminded not to overreact to the current market environment.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of Bankers Trust only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: total return that corresponds to that of the Standard & Poor's 500 Index

Start date: February 17, 1988

Size: as of February 28, 2001, more than $16.8 billion

Sub-adviser: Bankers Trust, since 1997

3

James Creighton on changes to the S&P 500:

"The S&P 500 is an index of 500 stocks chosen to be a representation of the broader market. Periodically, companies will be added or deleted from the index. Usually, this is based on such events as acquisitions, spin-offs or shifts in asset size."

Here are some of the changes to the index during the past six months involving some well-known companies:

  September 29, 2000: Lucent Technologies spun off Avaya to shareholders. Avaya replaced Owens-Corning due to lack of sector representation.
  November 16, 2000: Starwood Hotels & Resorts was added and Armstrong Holdings was removed for inadequate representation of its sector.
  November 30, 2000: Calpine was added to the index. It replaced Florida Progress after that company was acquired by S&P 500 component CP&L Energy.
  December 8, 2000: Seagram was removed and replaced by MetLife after Seagram was acquired by Vivendi.
  December 29, 2000: S&P 500 component Chase Manhattan acquired J.P. Morgan. Applied Micro Circuits replaced J.P. Morgan.
  January 12, 2001: Time Warner was replaced by Noble Drilling after Time Warner was acquired by S&P component America Online.

* Note to shareholders: Effective May 1, 2001, Deutsche Asset Management, Inc. (DAMI) will serve as sub-adviser of the fund. Bankers Trust (BT) and DAMI are both wholly owned indirect subsidiaries of Deutsche Bank AG. All personnel currently employed by BT in managing the fund will be employed by DAMI in substantially the same capacity.

Annual Report

Investment Changes

Top Ten Stocks as of February 28, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	4.1	4.4
Microsoft Corp.	2.8	2.8
Pfizer, Inc.	2.5	2.0
Exxon Mobil Corp.	2.5	2.1
Citigroup, Inc.	2.2	2.0
Wal-Mart Stores, Inc.	2.0	1.6
Intel Corp.	1.7	3.8
AOL Time Warner, Inc.	1.7	1.8
American International Group, Inc.	1.7	1.6
Merck & Co., Inc.	1.7	1.2
	22.9
Market Sectors as of February 28, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.5	33.3
Financials	16.9	14.4
Health Care	13.9	10.8
Consumer Discretionary	12.4	9.7
Industrials	10.9	9.6
Consumer Staples	8.0	6.1
Energy	6.5	5.5
Telecommunication Services	6.0	6.0
Utilities	3.9	2.8
Materials	2.4	1.7

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Annual Report

Investments February 28, 2001

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.3%
Cooper Tire & Rubber Co.	108,956	$ 1,456
Dana Corp.	222,204	3,762
Delphi Automotive Systems Corp.	843,202	11,830
Goodyear Tire & Rubber Co.	238,052	6,070
Johnson Controls, Inc.	129,214	8,590
Snap-On, Inc.	91,745	2,596
TRW, Inc.	187,179	7,307
Visteon Corp.	196,677	2,832
		44,443
Automobiles - 0.8%
Ford Motor Co.	2,826,280	78,599
General Motors Corp.	851,814	45,419
Harley-Davidson, Inc.	456,584	19,793
		143,811
Hotels Restaurants & Leisure - 0.9%
Carnival Corp.	883,565	29,458
Darden Restaurants, Inc.	179,327	3,897
Harrah's Entertainment, Inc. (a)	176,170	5,465
Hilton Hotels Corp.	556,037	5,955
Marriott International, Inc. Class A	362,357	15,465
McDonald's Corp.	1,977,119	58,127
Starbucks Corp. (a)	281,643	13,413
Starwood Hotels & Resorts Worldwide, Inc. unit	287,973	10,050
Tricon Global Restaurants, Inc. (a)	219,923	8,467
Wendy's International, Inc.	170,812	4,228
		154,525
Household Durables - 0.3%
American Greetings Corp. Class A	100,056	1,307
Black & Decker Corp.	123,648	5,133
Centex Corp.	88,747	3,653
Fortune Brands, Inc.	233,403	7,884
KB HOME	64,688	1,808
Leggett & Platt, Inc.	298,146	5,766
Maytag Corp.	117,331	3,931
Newell Rubbermaid, Inc.	402,153	10,581
Pulte Corp.	60,872	2,091
The Stanley Works	134,125	4,668
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tupperware Corp.	87,003	$ 2,053
Whirlpool Corp.	101,261	5,354
		54,229
Leisure Equipment & Products - 0.2%
Brunswick Corp.	131,850	2,807
Eastman Kodak Co.	464,591	20,907
Hasbro, Inc.	260,149	3,195
Mattel, Inc.	643,536	10,914
		37,823
Media - 4.6%
AOL Time Warner, Inc. (a)	6,528,078	287,431
Clear Channel Communications, Inc. (a)	884,057	50,524
Comcast Corp. Class A (special) (a)	1,364,248	59,089
Dow Jones & Co., Inc.	132,436	8,158
Gannett Co., Inc.	398,939	26,386
Harcourt General, Inc.	102,229	5,729
Interpublic Group of Companies, Inc.	464,290	17,457
Knight-Ridder, Inc.	111,195	6,644
McGraw-Hill Companies, Inc.	294,390	17,357
Meredith Corp.	77,283	2,778
Omnicom Group, Inc.	267,155	24,228
The New York Times Co. Class A	245,652	10,858
Tribune Co.	461,213	18,725
Univision Communications, Inc. Class A (a)	320,600	10,580
Viacom, Inc. Class B (non-vtg.) (a)	2,627,948	130,609
Walt Disney Co.	3,137,997	97,121
		773,674
Multiline Retail - 3.2%
Consolidated Stores Corp. (a)	172,251	2,672
Costco Wholesale Corp. (a)	674,490	28,160
Dillards, Inc. Class A	138,186	2,598
Dollar General Corp.	498,904	9,280
Federated Department Stores, Inc. (a)	304,164	14,706
JCPenney Co., Inc.	393,946	6,374
Kmart Corp. (a)	727,131	6,799
Kohls Corp. (a)	500,257	32,972
Nordstrom, Inc.	204,767	3,778
Sears, Roebuck & Co.	503,690	20,676
Target Corp.	1,351,195	52,697
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
The May Department Stores Co.	448,760	$ 17,766
Wal-Mart Stores, Inc.	6,741,458	337,680
		536,158
Specialty Retail - 1.9%
AutoZone, Inc. (a)	194,158	4,904
Bed Bath & Beyond, Inc. (a)	428,145	10,543
Best Buy Co., Inc. (a)	312,805	12,812
Circuit City Stores, Inc. - Circuit City Group	312,566	4,742
Gap, Inc.	1,283,855	34,972
Home Depot, Inc.	3,488,971	148,281
Lowe's Companies, Inc.	576,723	32,227
Office Depot, Inc. (a)	459,041	4,223
RadioShack Corp.	280,837	12,020
Sherwin-Williams Co.	242,557	6,088
Staples, Inc. (a)	688,551	10,242
The Limited, Inc.	650,981	11,490
Tiffany & Co., Inc.	214,323	6,668
TJX Companies, Inc.	429,835	13,144
Toys 'R' Us, Inc. (a)	311,019	7,651
		320,007
Textiles & Apparel - 0.2%
Liz Claiborne, Inc.	80,795	3,935
NIKE, Inc. Class B	407,904	15,929
Reebok International Ltd. (a)	85,999	2,202
VF Corp.	174,346	6,292
		28,358
TOTAL CONSUMER DISCRETIONARY		2,093,028
CONSUMER STAPLES - 8.0%
Beverages - 2.3%
Adolph Coors Co. Class B	56,096	3,756
Anheuser-Busch Companies, Inc.	1,371,638	59,941
Brown-Forman Corp. Class B (non-vtg.)	90,347	5,737
Coca-Cola Enterprises, Inc.	630,856	14,320
PepsiCo, Inc.	2,178,642	100,392
The Coca-Cola Co.	3,742,818	198,482
		382,628
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food & Drug Retailing - 1.4%
Albertson's, Inc.	640,474	$ 18,606
CVS Corp.	589,623	35,967
Kroger Co. (a)	1,243,658	30,146
Longs Drug Stores Corp.	59,268	1,654
Safeway, Inc. (a)	753,563	40,926
SUPERVALU, Inc.	200,064	2,807
Sysco Corp.	1,008,419	27,490
Walgreen Co.	1,523,117	67,505
Winn-Dixie Stores, Inc.	218,290	5,575
		230,676
Food Products - 1.4%
Archer-Daniels-Midland Co.	955,480	14,380
Campbell Soup Co.	635,196	19,011
ConAgra Foods, Inc.	804,387	15,830
General Mills, Inc.	426,276	19,118
H.J. Heinz Co.	523,144	22,275
Hershey Foods Corp.	205,389	13,163
Kellogg Co.	611,776	16,267
Quaker Oats Co.	197,664	19,276
Ralston Purina Co.	463,047	14,438
Sara Lee Corp.	1,257,008	27,265
Unilever NV (NY Shares)	862,494	48,213
Wm. Wrigley Jr. Co.	170,236	15,852
		245,088
Household Products - 1.5%
Clorox Co.	355,401	12,780
Colgate-Palmolive Co.	863,211	50,973
Kimberly-Clark Corp.	803,126	57,424
Procter & Gamble Co.	1,967,480	138,707
		259,884
Personal Products - 0.4%
Alberto-Culver Co. Class B	84,251	3,375
Avon Products, Inc.	358,846	15,237
Gillette Co.	1,588,885	51,655
		70,267
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 1.0%
Philip Morris Companies, Inc.	3,348,982	$ 161,354
UST, Inc.	244,588	7,054
		168,408
TOTAL CONSUMER STAPLES		1,356,951
ENERGY - 6.5%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	499,452	19,579
Halliburton Co.	672,616	26,784
Nabors Industries, Inc. (a)	216,857	12,296
Noble Drilling Corp.	205,100	9,547
Rowan Companies, Inc. (a)	141,784	4,048
Schlumberger Ltd. (NY Shares)	859,879	54,817
Transocean Sedco Forex, Inc.	464,615	22,362
		149,433
Oil & Gas - 5.6%
Amerada Hess Corp.	137,096	9,871
Anadarko Petroleum Corp.	378,048	23,628
Apache Corp.	181,163	10,634
Ashland, Inc.	105,744	4,104
Burlington Resources, Inc.	329,199	14,794
Chevron Corp.	967,358	82,864
Conoco, Inc. Class B	935,750	26,950
Devon Energy Corp.	188,073	10,720
EOG Resources, Inc.	181,079	7,895
Exxon Mobil Corp.	5,243,144	424,957
Kerr-McGee Corp.	143,046	9,246
Occidental Petroleum Corp.	566,825	13,598
Phillips Petroleum Co.	388,576	20,715
Royal Dutch Petroleum Co. (NY Shares)	3,231,121	188,471
Sunoco, Inc.	127,706	4,245
Texaco, Inc.	825,994	52,946
Tosco Corp.	225,318	9,024
Unocal Corp.	372,819	13,146
USX - Marathon Group	466,263	12,878
		940,686
TOTAL ENERGY		1,090,119
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 16.9%
Banks - 5.5%
AmSouth Bancorp.	570,731	$ 9,942
Bank of America Corp.	2,455,637	122,659
Bank of New York Co., Inc.	1,116,593	57,817
Bank One Corp.	1,744,844	61,541
BB&T Corp.	597,158	21,575
Charter One Financial, Inc.	315,893	9,022
Comerica, Inc.	266,579	16,968
Fifth Third Bancorp	696,283	37,469
First Union Corp.	1,477,039	47,812
FleetBoston Financial Corp.	1,364,907	56,302
Golden West Financial Corp.	237,669	13,036
Huntington Bancshares, Inc.	381,023	5,692
KeyCorp	643,286	16,725
Mellon Financial Corp.	735,487	34,060
National City Corp.	917,243	24,949
Northern Trust Corp.	334,315	23,778
Old Kent Financial Corp.	210,318	8,358
PNC Financial Services Group, Inc.	435,450	30,264
Regions Financial Corp.	334,752	10,043
SouthTrust Corp.	255,347	10,804
Summit Bancorp	264,541	11,111
SunTrust Banks, Inc.	446,584	29,354
Synovus Finanical Corp.	429,316	11,944
U.S. Bancorp	2,867,670	66,530
Union Planters Corp.	205,259	7,812
Wachovia Corp.	307,417	19,410
Washington Mutual, Inc.	876,793	45,041
Wells Fargo & Co.	2,578,823	128,013
		938,031
Diversified Financials - 7.6%
AMBAC Financial Group, Inc.	159,434	8,992
American Express Co.	2,007,888	88,106
Bear Stearns Companies, Inc.	161,503	8,427
Capital One Financial Corp.	298,515	16,493
Charles Schwab Corp.	2,088,074	43,641
CIT Group, Inc. Class A	399,858	9,237
Citigroup, Inc.	7,586,597	373,109
Countrywide Credit Industries, Inc.	174,307	7,710
Fannie Mae	1,520,614	121,193
Franklin Resources, Inc.	368,155	15,367
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Freddie Mac	1,049,874	$ 69,134
Household International, Inc.	711,900	41,233
J.P. Morgan Chase & Co.	2,870,686	133,946
Lehman Brothers Holdings, Inc.	360,166	24,725
MBNA Corp.	1,287,350	42,328
Merrill Lynch & Co., Inc.	1,222,238	73,212
Moody's Corp.	245,374	6,615
Morgan Stanley Dean Witter & Co.	1,690,733	110,117
Providian Financial Corp.	432,960	21,652
State Street Corp.	243,297	24,439
Stilwell Financial, Inc.	336,095	10,721
T. Rowe Price Group, Inc.	183,648	6,554
USA Education, Inc.	249,052	18,064
		1,275,015
Insurance - 3.8%
AFLAC, Inc.	399,821	24,053
Allstate Corp.	1,100,994	43,886
American General Corp.	379,200	28,910
American International Group, Inc.	3,507,032	286,875
Aon Corp.	389,089	13,334
Cincinnati Financial Corp.	240,522	8,854
Conseco, Inc.	489,537	6,863
Hartford Financial Services Group, Inc.	335,225	21,404
Jefferson-Pilot Corp.	156,315	10,553
Lincoln National Corp.	288,622	12,662
Loews Corp.	149,316	16,226
Marsh & McLennan Companies, Inc.	415,866	44,498
MBIA, Inc.	149,435	11,354
MetLife, Inc.	1,153,049	35,572
MGIC Investment Corp.	162,099	9,394
Progressive Corp.	111,472	11,036
SAFECO Corp.	195,373	4,249
The Chubb Corp.	263,821	18,929
The St. Paul Companies, Inc.	329,098	15,234
Torchmark Corp.	189,939	6,606
UnumProvident Corp.	362,657	9,491
		639,983
TOTAL FINANCIALS		2,853,029
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - 13.9%
Biotechnology - 0.9%
Amgen, Inc. (a)	1,558,177	$ 112,286
Biogen, Inc. (a)	228,802	16,374
Chiron Corp. (a)	284,844	13,334
Medimmune, Inc. (a)	313,821	13,710
		155,704
Health Care Equipment & Supplies - 1.5%
Applera Corp. - Applied Biosystems Group	325,070	22,462
Bausch & Lomb, Inc.	82,402	4,427
Baxter International, Inc.	445,093	40,989
Becton, Dickinson & Co.	384,912	13,849
Biomet, Inc.	271,726	10,546
Boston Scientific Corp. (a)	617,937	10,190
C.R. Bard, Inc.	78,904	3,501
Guidant Corp. (a)	466,408	23,773
Medtronic, Inc.	1,815,525	92,919
St. Jude Medical, Inc. (a)	129,988	7,295
Stryker Corp.	297,013	16,677
		246,628
Health Care Providers & Services - 1.2%
Aetna, Inc. (a)	214,452	7,984
Cardinal Health, Inc.	439,645	44,624
CIGNA Corp.	231,393	25,377
HCA - The Healthcare Co.	832,781	32,978
HEALTHSOUTH Corp. (a)	581,417	9,256
Humana, Inc. (a)	253,663	3,424
Manor Care, Inc. (a)	153,853	3,752
McKesson HBOC, Inc.	434,916	12,647
Quintiles Transnational Corp. (a)	174,450	3,140
Tenet Healthcare Corp.	477,756	22,039
UnitedHealth Group, Inc.	482,637	28,587
Wellpoint Health Networks, Inc. (a)	94,182	9,310
		203,118
Pharmaceuticals - 10.3%
Abbott Laboratories	2,336,658	114,473
Allergan, Inc.	199,609	17,356
ALZA Corp. (a)	352,079	13,925
American Home Products Corp.	1,975,332	122,016
Bristol-Myers Squibb Co.	2,948,146	186,942
Eli Lilly & Co.	1,701,822	135,227
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Forest Laboratories, Inc. (a)	263,208	$ 18,301
Johnson & Johnson	2,099,117	204,307
King Pharmaceuticals, Inc. (a)	250,361	11,492
Merck & Co., Inc.	3,476,164	278,788
Pfizer, Inc.	9,513,232	428,095
Pharmacia Corp.	1,950,439	100,838
Schering-Plough Corp.	2,209,723	88,941
Watson Pharmaceuticals, Inc. (a)	151,110	8,387
		1,729,088
TOTAL HEALTH CARE		2,334,538
INDUSTRIALS - 10.9%
Aerospace & Defense - 1.6%
BFGoodrich Co.	153,207	6,196
Boeing Co.	1,339,781	83,334
General Dynamics Corp.	299,824	20,442
Honeywell International, Inc.	1,261,686	58,933
Lockheed Martin Corp.	649,246	24,321
Northrop Grumman Corp.	108,141	10,160
Raytheon Co. Class B	512,161	17,009
United Technologies Corp.	707,915	55,154
		275,549
Air Freight & Couriers - 0.1%
FedEx Corp. (a)	431,205	17,649
Airlines - 0.3%
AMR Corp.	226,334	7,526
Delta Air Lines, Inc.	184,807	7,784
Southwest Airlines Co.	1,133,100	21,076
US Airways Group, Inc. (a)	101,323	4,185
		40,571
Building Products - 0.1%
Crane Co.	92,574	2,467
Masco Corp.	670,571	15,671
		18,138
Commercial Services & Supplies - 1.5%
Allied Waste Industries, Inc. (a)	274,057	4,426
Automatic Data Processing, Inc.	952,083	56,173
Avery Dennison Corp.	166,680	8,834
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Cendant Corp. (a)	1,106,566	$ 14,474
Cintas Corp.	255,900	9,216
Convergys Corp. (a)	232,791	9,861
Deluxe Corp.	111,336	2,711
Ecolab, Inc.	191,828	8,047
eFunds Corp.	1	0
Equifax, Inc.	217,969	6,607
First Data Corp.	596,010	36,810
H&R Block, Inc.	141,053	6,954
IMS Health, Inc.	443,266	11,924
Paychex, Inc.	561,611	22,429
Pitney Bowes, Inc.	380,415	12,953
R.R. Donnelley & Sons Co.	185,484	5,500
Robert Half International, Inc. (a)	285,810	6,877
Sabre Holdings Corp. Class A	192,002	8,279
Waste Management, Inc.	956,531	24,267
		256,342
Construction & Engineering - 0.0%
Fluor Corp. New	114,945	4,382
McDermott International, Inc.	88,796	1,150
		5,532
Electrical Equipment - 0.5%
American Power Conversion Corp. (a)	315,113	3,840
Cooper Industries, Inc.	146,872	6,315
Emerson Electric Co.	648,727	43,400
Molex, Inc.	301,703	10,956
National Service Industries, Inc.	61,599	1,489
Power-One, Inc. (a)	116,929	2,075
Rockwell International Corp.	282,760	12,996
Thermo Electron Corp. (a)	269,352	7,515
Thomas & Betts Corp.	101,126	1,929
		90,515
Industrial Conglomerates - 5.5%
General Electric Co.	14,872,163	691,557
ITT Industries, Inc.	135,532	5,496
Minnesota Mining & Manufacturing Co.	595,000	67,086
Textron, Inc.	218,482	11,575
Tyco International Ltd.	2,648,607	144,746
		920,460
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - 0.8%
Briggs & Stratton Corp.	35,024	$ 1,386
Caterpillar, Inc.	524,587	21,823
Cummins Engine Co., Inc.	69,843	2,581
Danaher Corp.	213,896	13,570
Deere & Co.	367,367	14,952
Dover Corp.	306,240	11,747
Eaton Corp.	105,812	7,529
Illinois Tool Works, Inc.	457,186	27,683
Ingersoll-Rand Co.	246,017	10,665
Navistar International Corp.	88,876	2,224
PACCAR, Inc.	115,030	5,335
Pall Corp.	191,023	4,369
Parker-Hannifin Corp.	170,670	7,344
Timken Co.	89,109	1,426
		132,634
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	607,319	18,226
CSX Corp.	330,042	11,037
Norfolk Southern Corp.	578,621	10,467
Ryder System, Inc.	112,462	2,308
Union Pacific Corp.	374,002	20,548
		62,586
Trading Companies & Distributors - 0.1%
Genuine Parts Co.	268,962	7,251
W.W. Grainger, Inc.	142,943	5,004
		12,255
TOTAL INDUSTRIALS		1,832,231
INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 4.1%
ADC Telecommunications, Inc. (a)	1,161,511	12,922
Andrew Corp. (a)	124,400	1,866
Avaya, Inc. (a)	419,968	5,880
Cabletron Systems, Inc. (a)	278,207	3,742
Cisco Systems, Inc. (a)	10,862,731	257,311
Comverse Technology, Inc. (a)	247,770	18,567
Corning, Inc.	1,386,285	37,568
JDS Uniphase Corp. (a)	1,952,826	52,238
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc.	5,033,827	$ 58,342
McDATA Corp. Class A (a)	80,461	1,438
Motorola, Inc.	3,292,076	49,941
Nortel Networks Corp.	4,670,196	86,352
QUALCOMM, Inc. (a)	1,126,822	61,764
Scientific-Atlanta, Inc.	241,963	11,348
Tellabs, Inc. (a)	618,162	26,929
		686,208
Computers & Peripherals - 4.6%
Apple Computer, Inc. (a)	490,373	8,949
Compaq Computer Corp.	2,565,347	51,820
Dell Computer Corp. (a)	3,903,955	85,399
EMC Corp.	3,302,297	131,299
Gateway, Inc. (a)	487,857	8,391
Hewlett-Packard Co.	2,984,174	86,093
International Business Machines Corp.	2,644,798	264,215
Lexmark International, Inc. Class A (a)	191,790	9,973
NCR Corp. (a)	149,959	6,598
Network Appliance, Inc. (a)	476,759	14,184
Palm, Inc.	853,617	14,832
Sun Microsystems, Inc. (a)	4,859,457	96,582
		778,335
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. (a)	682,428	24,567
Jabil Circuit, Inc. (a)	290,100	6,521
Millipore Corp.	68,735	3,609
PerkinElmer, Inc.	74,650	5,466
Sanmina Corp. (a)	455,454	13,578
Solectron Corp. (a)	958,537	26,120
Tektronix, Inc.	141,464	3,493
		83,354
Internet Software & Services - 0.1%
BroadVision, Inc. (a)	449,458	3,259
Yahoo!, Inc. (a)	861,432	20,513
		23,772
IT Consulting & Services - 0.5%
Ceridian Corp. (a)	220,189	4,454
Computer Sciences Corp. (a)	254,144	15,175
Electronic Data Systems Corp.	705,471	45,030
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Consulting & Services - continued
Sapient Corp. (a)	182,822	$ 2,354
Unisys Corp. (a)	468,506	7,674
		74,687
Office Electronics - 0.1%
Symbol Technologies, Inc.	220,880	10,238
Xerox Corp.	1,007,151	6,083
		16,321
Semiconductor Equipment & Products - 3.8%
Adaptec, Inc. (a)	149,189	1,632
Advanced Micro Devices, Inc. (a)	467,744	10,056
Altera Corp. (a)	603,159	13,948
Analog Devices, Inc. (a)	539,145	20,110
Applied Materials, Inc. (a)	1,223,558	51,695
Applied Micro Circuits Corp. (a)	451,107	12,067
Broadcom Corp. Class A (a)	355,556	17,511
Conexant Systems, Inc. (a)	359,349	4,402
Intel Corp.	10,154,691	290,043
KLA-Tencor Corp. (a)	282,224	10,090
Linear Technology Corp.	476,737	18,891
LSI Logic Corp. (a)	476,103	7,670
Maxim Integrated Products, Inc. (a)	430,796	19,870
Micron Technology, Inc. (a)	853,376	29,203
National Semiconductor Corp. (a)	273,388	5,583
Novellus Systems, Inc. (a)	209,836	8,105
QLogic Corp. (a)	136,451	5,100
Teradyne, Inc. (a)	263,279	8,222
Texas Instruments, Inc.	2,607,830	77,061
Vitesse Semiconductor Corp. (a)	272,942	10,764
Xilinx, Inc. (a)	499,563	19,421
		641,444
Software - 4.8%
Adobe Systems, Inc.	365,279	10,616
Autodesk, Inc.	94,792	3,614
BMC Software, Inc. (a)	374,727	11,289
Citrix Systems, Inc. (a)	277,139	7,206
Computer Associates International, Inc.	886,584	27,653
Compuware Corp. (a)	582,707	6,009
Intuit, Inc. (a)	309,794	12,740
Mercury Interactive Corp. (a)	118,419	7,453
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp. (a)	8,042,109	$ 474,484
Novell, Inc. (a)	509,872	3,027
Oracle Corp. (a)	8,433,570	160,238
Parametric Technology Corp. (a)	416,886	5,550
PeopleSoft, Inc. (a)	424,275	13,683
Siebel Systems, Inc. (a)	649,024	24,825
VERITAS Software Corp. (a)	588,527	38,217
		806,604
TOTAL INFORMATION TECHNOLOGY		3,110,725
MATERIALS - 2.4%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	346,172	14,037
Dow Chemical Co.	1,352,485	44,375
E.I. du Pont de Nemours and Co.	1,573,274	68,736
Eastman Chemical Co.	116,016	5,969
Engelhard Corp.	193,234	4,624
FMC Corp. (a)	46,112	3,540
Great Lakes Chemical Corp.	75,994	2,516
Hercules, Inc.	162,629	2,290
International Flavors & Fragrances, Inc.	147,510	2,981
PPG Industries, Inc.	254,733	13,017
Praxair, Inc.	239,450	10,679
Rohm & Haas Co.	331,644	12,188
Sigma-Aldrich Corp.	116,780	5,080
		190,032
Construction Materials - 0.0%
Vulcan Materials Co.	152,562	6,458
Containers & Packaging - 0.1%
Ball Corp.	42,399	1,755
Bemis Co., Inc.	72,942	2,481
Pactiv Corp. (a)	244,834	3,293
Sealed Air Corp. (a)	126,462	4,951
Temple-Inland, Inc.	75,587	3,597
		16,077
Metals & Mining - 0.7%
Alcan Aluminium Ltd.	487,133	17,997
Alcoa, Inc.	1,304,332	46,643
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - continued
Allegheny Technologies, Inc.	120,569	$ 2,136
Barrick Gold Corp.	597,490	9,658
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	224,651	3,156
Homestake Mining Co.	365,174	2,052
Inco Ltd. (a)	273,359	4,876
Newmont Mining Corp.	290,521	4,895
Nucor Corp.	117,166	5,179
Phelps Dodge Corp.	118,517	5,452
Placer Dome, Inc.	494,749	4,599
USX - U.S. Steel Group	133,398	2,033
Worthington Industries, Inc.	128,760	1,268
		109,944
Paper & Forest Products - 0.5%
Boise Cascade Corp.	88,829	2,850
Georgia-Pacific Group	340,603	10,221
International Paper Co.	724,991	27,303
Louisiana-Pacific Corp.	163,705	1,732
Mead Corp.	154,092	4,221
Potlatch Corp.	45,072	1,447
Westvaco Corp.	145,410	3,811
Weyerhaeuser Co.	330,834	17,779
Willamette Industries, Inc.	164,532	7,647
		77,011
TOTAL MATERIALS		399,522
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 5.6%
ALLTEL Corp.	490,502	26,340
AT&T Corp.	5,655,541	130,077
BellSouth Corp.	2,814,522	118,097
CenturyTel, Inc.	213,874	6,164
Citizens Communications Co. (a)	394,700	6,102
Global Crossing Ltd. (a)	1,338,541	21,725
Qwest Communications International, Inc. (a)	2,493,909	92,200
SBC Communications, Inc.	5,104,993	243,508
Sprint Corp. - FON Group	1,337,561	29,908
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications	4,069,794	$ 201,455
WorldCom, Inc. (a)	4,337,798	72,116
		947,692
Wireless Telecommunication Services - 0.4%
Nextel Communications, Inc. Class A (a)	1,143,884	27,525
Sprint Corp. - PCS Group Series 1 (a)	1,400,450	35,263
		62,788
TOTAL TELECOMMUNICATION SERVICES		1,010,480
UTILITIES - 3.9%
Electric Utilities - 2.6%
AES Corp. (a)	725,271	39,143
Allegheny Energy, Inc.	167,471	7,946
Ameren Corp.	198,425	8,368
American Electric Power Co., Inc.	498,001	23,675
Calpine Corp. (a)	401,711	17,872
Cinergy Corp.	237,703	7,756
CMS Energy Corp.	199,467	5,894
Consolidated Edison, Inc.	326,335	12,032
Constellation Energy Corp.	217,849	9,302
Dominion Resources, Inc.	370,461	24,287
DTE Energy Co.	224,710	8,159
Duke Energy Corp.	1,125,858	45,879
Edison International	526,106	7,839
Entergy Corp.	352,682	13,695
Exelon Corp.	489,466	31,996
FirstEnergy Corp.	328,995	9,268
FPL Group, Inc.	276,529	17,988
GPU, Inc.	164,742	5,105
Niagara Mohawk Holdings, Inc. (a)	214,938	3,693
PG&E Corp.	602,397	8,409
Pinnacle West Capital Corp.	139,428	6,476
PPL Corp.	205,685	9,398
Progress Energy, Inc.	324,598	14,042
Progress Energy, Inc. warrants 12/31/07	158,327	71
Public Service Enterprise Group, Inc.	337,607	15,128
Reliant Energy, Inc.	457,875	19,235
Southern Co.	999,378	30,931
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
TXU Corp.	405,148	$ 16,708
Xcel Energy, Inc.	480,330	13,545
		433,840
Gas Utilities - 0.5%
El Paso Corp.	748,571	52,625
KeySpan Corp.	189,780	7,392
Kinder Morgan, Inc.	173,538	9,614
NICOR, Inc.	70,538	2,610
NiSource, Inc.	330,438	9,460
ONEOK, Inc.	44,365	1,950
Peoples Energy Corp.	53,728	2,103
Sempra Energy	291,184	6,508
		92,262
Multi-Utilities - 0.8%
Dynegy, Inc. Class A	468,883	22,038
Enron Corp.	1,122,404	76,885
Williams Companies, Inc.	706,215	29,449
		128,372
TOTAL UTILITIES		654,474
TOTAL COMMON STOCKS (Cost $11,281,150)		16,735,097
U.S. Treasury Obligations - 0.6%
Moody's Ratings (unaudited)		Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 4.88% to 5.92% 3/1/01 to 5/10/01 (c) (Cost $102,245)	-	$ 102,749	102,288
Cash Equivalents - 3.9%
	Shares	Value (Note 1) (000s)
Bankers Trust Institutional Daily Assets Fund, 5.67% (b) (Cost $662,392)	662,391,740	$ 662,392
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $12,045,787)		17,499,777
NET OTHER ASSETS - (3.9)%		(653,472)
NET ASSETS - 100%		$ 16,846,305
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
344 S&P 500 Stock Index Contracts	March 2001	$ 106,812	$ (4,413)

The face value of futures purchased as a percentage of net assets - 0.6%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized daily yield of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $9,358,000.
Income Tax Information

At February 28, 2001, the aggregate cost of investment securities for income tax purposes was $12,107,826,000. Net unrealized appreciation aggregated $5,391,951,000, of which $6,978,215,000 related to appreciated investment securities and $1,586,264,000 related to depreciated investment securities.

The fund hereby designates approximately $198,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2001
Assets
Investment in securities, at value (including securities loaned of $644,459) (cost $12,045,787) - See accompanying schedule		$ 17,499,777
Receivable for investments sold		438
Receivable for fund shares sold		28,729
Dividends receivable		22,419
Other receivables		321
Total assets		17,551,684
Liabilities
Payable to custodian bank	$ 317
Payable for investments purchased	15,390
Payable for fund shares redeemed	22,564
Accrued management fee	262
Payable for daily variation on futures contracts	2,036
Other payables and accrued expenses	2,418
Collateral on securities loaned, at value	662,392
Total liabilities		705,379
Net Assets		$ 16,846,305
Net Assets consist of:
Paid in capital		$ 11,405,285
Undistributed net investment income		29,063
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(37,631)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,449,588
Net Assets, for 382,544 shares outstanding		$ 16,846,305
Net Asset Value, offering price and redemption price per share ($16,846,305 ÷ 382,544 shares)		$44.04

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended February 28, 2001
Investment Income Dividends		$ 220,488
Interest		8,992
Security lending		2,087
Total income		231,567
Expenses
Management fee and sub-advisory fee	$ 46,212
Transfer agent fees	26,705
Accounting and security lending fees	1,259
Non-interested trustees' compensation	54
Registration fees	397
Audit	121
Legal	73
Interest	19
Reports to shareholders	365
Miscellaneous	55
Total expenses before reductions	75,260
Expense reductions	(41,742)	33,518
Net investment income		198,049
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	503,163
Foreign currency transactions	(1)
Futures contracts	(16,919)	486,243
Change in net unrealized appreciation (depreciation) on:
Investment securities	(2,162,142)
Futures contracts	(4,366)	(2,166,508)
Net gain (loss)		(1,680,265)
Net increase (decrease) in net assets resulting from operations		$ (1,482,216)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2001	Year ended February 29, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 198,049	$ 207,643
Net realized gain (loss)	486,243	488,795
Change in net unrealized appreciation (depreciation)	(2,166,508)	1,135,914
Net increase (decrease) in net assets resulting from operations	(1,482,216)	1,832,352
Distributions to shareholders From net investment income	(202,932)	(205,943)
From net realized gain	-	(119,245)
Total distributions	(202,932)	(325,188)
Share transactions Net proceeds from sales of shares	6,893,369	8,777,752
Reinvestment of distributions	200,227	320,772
Cost of shares redeemed	(7,198,618)	(7,734,901)
Net increase (decrease) in net assets resulting from share transactions	(105,022)	1,363,623
Total increase (decrease) in net assets	(1,790,170)	2,870,787
Net Assets
Beginning of period	18,636,475	15,765,688
End of period (including undistributed net investment income of $29,063 and $33,947, respectively)	$ 16,846,305	$ 18,636,475
Other Information Shares
Sold	137,710	182,069
Issued in reinvestment of distributions	4,018	6,689
Redeemed	(143,247)	(160,547)
Net increase (decrease)	(1,519)	28,211

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended February 28,	2001	2000 E	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 48.52	$ 44.30	$ 37.90	$ 28.85	$ 23.56
Income from Investment Operations
Net investment income B	.52	.55	.53	.55	.51
Net realized and unrealized gain (loss)	(4.47)	4.54	6.74	9.29	5.47
Total from investment operations	(3.95)	5.09	7.27	9.84	5.98
Less Distributions
From net investment income	(.53)	(.55)	(.53)	(.54)	(.49)
From net realized gain	-	(.32)	(.34)	(.25)	(.20)
Total distributions	(.53)	(.87)	(.87)	(.79)	(.69)
Net asset value, end of period	$ 44.04	$ 48.52	$ 44.30	$ 37.90	$ 28.85
Total Return A	(8.26)%	11.53%	19.50%	34.65%	25.87%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 16,846	$ 18,636	$ 15,766	$ 11,177	$ 6,487
Ratio of expenses to average net assets	.19% C	.19% C	.19% C	.20% C	.28% C
Ratio of expenses to average net assets after expense reductions	.17% D	.18% D	.18% D	.19% D	.26% D
Ratio of net investment income to average net assets	1.03%	1.14%	1.33%	1.66%	2.00%
Portfolio turnover rate	12%	8%	4%	2%	3%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

E For the year ended February 29

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2001

1. Significant Accounting Policies.

Spartan U.S. Equity Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures transactions, redemptions in kind and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,242,758,000 and $2,368,878,000, respectively.

The market value of futures contracts opened and closed during the period amounted to $3,558,403,000 and $3,528,061,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a fee that is computed daily at an annual rate of .24% of the fund's average net assets.

Sub-Adviser and Security Lending Fees. FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC may provide investment research and advice and may also provide investment advisory services for the fund. FMR and the fund have also entered into a sub-advisory agreement with Bankers Trust Company (Bankers Trust). Bankers Trust receives a sub-advisory fee from FMR for providing investment management and custodial services to the fund. For these services, FMR pays Bankers Trust fees at an annual rate of 0.006% of the fund's average net assets. Effective May 1, 2001, Deutsche Asset Management , Inc. (DAMI) will serve as sub-adviser of the fund. Bankers Trust (BT) and DAMI are both wholly owned indirect subsidiaries of Deutsche Bank AG. All personnel currently employed by BT in managing the fund will be employed by DAMI in substantially the same capacity.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser and Security Lending Fees - continued

Under a separate securities lending agreement with Bankers Trust, the fund receives at least 75% (70% prior to January 1, 2001) of net income from the securities lending program. Bankers Trust retains no more than 25% (30% prior to January 1, 2001) of net income under this agreement. For the period, Bankers Trust retained $493,000.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .14% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Bankers Trust. The commissions paid to these affiliated firms were $118,000 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Statement of Assets and Liabilities. The fund also received as collateral U.S. Treasury obligations valued at $1,382,000.

Annual Report

Notes to Financial Statements - continued

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $9,408,000. The weighted average interest rate was 6.4%.

7. Expense Reductions.

FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and sub-advisory fees paid by the fund associated with securities lending) above an annual rate of .19% of average net assets. For the period, the reimbursement reduced expenses by $38,674,000.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $67,000 and $3,001,000, respectively, under these arrangements.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan U.S. Equity Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Equity Index Fund (a fund of Fidelity Concord Street Trust) at February 28, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Equity Index Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
April 12, 2001

Annual Report

Distributions

The Board of Trustees of Spartan U.S. Equity Index Fund voted to pay on April 9, 2001, to shareholders of record at the opening of business on April 6, 2001, a distribution of $.03 per share derived from capital gains realized from sales of portfolio securities.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Bankers Trust Company

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

* Independent trustees

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Custodian

Bankers Trust Company

New York, NY

UEI-PRO-0401 130672
1.701012.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan® Total Market Index

Spartan Extended Market Index

Spartan International Index

Funds

Annual Report

February 28, 2001

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.

Spartan Total Market Index Fund	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Spartan Extended Market Index Fund	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Spartan International Index Fund	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Notes	<Click Here>	Notes to the Financial Statements

Report of Independent Accountants	<Click Here>	The Auditors' Opinion

Distributions	<Click Here>

Standard & Poor's 500, S&P, and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

The views expressed in this report reflect those of Bankers Trust only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

After a strong recovery in January, equity markets gave up their gains in February as consumer confidence slumped to a four-year low. The NASDAQ® index - heavily weighted with technology stocks - experienced its third-worst monthly performance ever. On the other hand, fixed-income investments continued to provide downside protection and positive returns for investors. High-yield securities and investment-grade corporate bonds were among the strongest performers in the first two months of 2001.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Spartan Total Market Index Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended February 28, 2001	Past 1 year	Life of fund
Spartan Total Market Index	-14.61%	32.16%
Wilshire 5000 Total Market	-14.54%	30.47%
Growth & Income Funds Average	4.39%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on November 5, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Wilshire 5000 Total Market Index (Wilshire 5000) - a market capitalization-weighted index of approximately 7,000 U.S. equity securities. The index contains all actively traded common stocks with readily available price data traded on the New York Stock Exchange, American Stock Exchange, and NASDAQ. To measure how the fund's performance stacked up against its peers, you can compare it to the growth & income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 989 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on the bottom of this page.(dagger)

Average Annual Total Returns

Periods ended February 28, 2001	Past 1 year	Life of fund
Spartan Total Market Index	-14.61%	8.77%
Wilshire 5000 Total Market	-14.54%	8.35%
Growth & Income Funds Average	4.39%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

(dagger) The Lipper multi-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of February 28, 2001, the one year cumulative total return for the multi-cap core funds average was -8.23%. The one year average annual return was -8.23%. The one year cumulative total return for the Lipper multi-cap supergroup average was -6.59%. The one year average annual return was -6.59%.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Spartan Total Market Index Fund on November 5, 1997, when the fund started. As the chart shows, by February 28, 2001, the value of the investment would have been $13,216 - a 32.16% increase on the initial investment. For comparison, look at how the Wilshire 5000 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $13,047 - a 30.47% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Spartan Total Market Index Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with James Creighton, who oversees the Spartan Total Market Index Fund's investment management personnel as Managing Director for Bankers Trust, sub-adviser of the fund*

Q. How did the fund perform, Jim?

A. For the 12-month period that ended February 28, 2001, the fund returned -14.61%, while the Wilshire 5000 Total Market Index returned -14.54%. The growth & income funds average tracked by Lipper Inc. returned 4.39% during the same period.

Q. What factors set the tone for market performance during the past 12 months?

A. What began as a boom in the equity markets ended in a bust. Excessive speculation, overindebtedness and overinvestment constrained growth and effectively punctured the technology-inspired bubble that began to form in 1999. In the process, from the market's peak in mid-March 2000 to the end of February 2001, an astounding $3 trillion in U.S. share value was lost. Several factors combined to ensure the fate of the market during this time frame. A deep valuation correction in the tech-heavy NASDAQ® and the subsequent demise of many dot-coms got things started in the spring, quelling investor enthusiasm. Growing uncertainty surrounding the health of the economy and the direction of interest rates triggered a shift away from riskier assets, such as tech stocks, in September. Conditions worsened in the fall. Sharply higher energy costs, the lagged impact of higher interest rates, slumping stock prices and a tighter supply of available funding culminated in a sharp deceleration that threatened the viability of economic expansion. Consumer and business confidence waned, leading to a slowdown in consumer and business spending - the lifeblood of economic growth. Slackening aggregate demand resulted in a build-up of unwanted inventories in several key sectors, particularly technology, which weighed on corporate profits and dragged down share prices. If economic uncertainty wasn't enough reason to keep investors on the sidelines, political uncertainty surrounding an unresolved presidential election further intensified the pessimism that pervaded the market.

Q. What did the new year have in store for the market?

A. In January, the Federal Reserve Board sent a strong positive signal of support for the economy, by way of two half-point interest-rate cuts - its most aggressive action in 16 months - which sparked a tremendous broad-market rally. The rally, however, was short-lived. In February, the Fed dashed investors' hopes of a between-meetings rate cut, which, together with expectations for a poor earnings season, induced the market to give back all of January's gains - and wiped out what remained of the NASDAQ's 85% gain from the run-up in 1999. It was the third-worst monthly slide on record for the NASDAQ, dropping it 57% off its March 2000 high, while the Standard & Poor's 500SM Index itself flirted with bear territory - down nearly 19% from its peak.

Q. What spoiled the party for tech stocks?

A. One by one, companies from every industry in the tech sector were belted for failing to meet the Street's earnings forecasts, proving that even tech stocks were not immune to slowdowns and interest-rate cycles. Value stocks usurped market leadership, as investors herded into economically sensitive cyclical and defensive stocks. The top-performing sectors during the period reflected this dramatic style rotation, with finance, energy, health and nondurables all posting double-digit returns. However, that wasn't enough to overcome the downturn in the technology sector. In sharp contrast to a year ago, when eight out of the top-10 contributors in the Wilshire 5000 were tech names, there were zero this period. Conversely, there were plenty on the bottom of the list, most notably Microsoft, Lucent, Cisco and Intel. Also bringing up the rear were traditional telephone utilities, such as AT&T, which suffered from severe pricing erosion.

Q. What fueled the top-performing sectors during the period?

A. Companies whose prospects are not tied to the strength of the economy fared the best. Non-credit financial firms American International Group and Citigroup performed quite well. Energy stocks, particularly service companies such as Kinder Morgan, benefited from a favorable global supply/demand picture. Pharmaceutical and consumer stocks also outperformed. Pfizer and Philip Morris, respectively, were standouts.

Q. Jim, what's your outlook?

A. Equity markets must contend with a sharply deteriorating profit outlook for the near term. The Fed will probably remain in an aggressive easing mode at least until mid-year, aiming to insure against the growing downside risks. If economic activity picks up later this year and into 2002, as we expect, equities may be close to discounting the bad news, and could firm later this year and next.

The views expressed in this report reflect those of Bankers Trust only through the end of the period of the report as stated on the cover. Any such views are subject to change at any time based on market or other conditions. For more information, see page A-2.

* Note to shareholders: Effective May 1, 2001, Deutsche Asset Management, Inc. (DAMI) will serve as sub-adviser of the fund. Bankers Trust (BT) and DAMI are both wholly owned indirect subsidiaries of Deutsche Bank AG. All personnel currently employed by BT in managing the fund will be employed by DAMI in substantially the same capacity.

Fund Facts

Goal: seeks to provide investment results that correspond to the total return of a broad range of United States stocks

Fund number: 397

Trading symbol: FSTMX

Start date: November 5, 1997

Size: as of February 28, 2001, more than $1.0 billion

Sub-adviser: Bankers Trust, since inception

3

Annual Report

Spartan Total Market Index Fund

Investment Changes

Top Ten Stocks as of February 28, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	3.3	3.5
Microsoft Corp.	2.3	2.2
Exxon Mobil Corp.	2.0	1.7
Pfizer, Inc.	2.0	1.6
Citigroup, Inc.	1.8	1.6
Wal-Mart Stores, Inc.	1.6	1.3
Intel Corp.	1.4	3.0
AOL Time Warner, Inc.	1.4	1.5
American International Group, Inc.	1.4	1.2
Merck & Co., Inc.	1.3	1.0
	18.5
Market Sectors as of February 28, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.5	33.0
Financials	18.1	15.1
Health Care	13.5	11.0
Consumer Discretionary	13.2	11.0
Industrials	10.1	8.9
Consumer Staples	6.9	5.0
Telecommunication Services	5.5	6.1
Energy	5.3	4.4
Utilities	3.9	2.9
Materials	2.3	1.9

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Annual Report

Spartan Total Market Index Fund

Investments February 28, 2001

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 0.3%
Aftermarket Technology Corp. (a)	700	$ 3,938
American Axle & Manufacturing Holdings, Inc. (a)	2,100	21,945
ArvinMeritor, Inc.	4,500	69,075
Bandag, Inc.	1,300	48,100
BorgWarner, Inc.	1,600	69,920
Boyds Wheels, Inc. (a)	4,700	9
Breed Technologies, Inc. (a)	1,000	100
Collins & Aikman Corp. (a)	1,300	6,110
Cooper Tire & Rubber Co.	3,600	48,096
Dana Corp.	9,856	166,862
Delphi Automotive Systems Corp.	46,623	654,121
Dura Automotive Systems, Inc. Class A (a)	1,683	13,622
Exide Corp.	1,000	9,140
Federal Signal Corp.	3,200	70,880
Federal-Mogul Corp.	29,500	101,480
Finishmaster, Inc. (a)	900	6,413
GenTek, Inc.	1,600	18,144
Gentex Corp. (a)	5,900	147,869
Goodyear Tire & Rubber Co.	10,800	275,400
Hayes Lemmerz International, Inc. (a)	1,000	6,330
IMPCO Technologies, Inc. (a)	2,100	50,138
Intermet Corp.	400	1,350
Johnson Controls, Inc.	5,800	385,584
Lear Corp. (a)	3,800	121,828
McLaren Automotive Group, Inc. (a)	500	516
Midas, Inc.	1,400	18,158
Modine Manufacturing Co.	1,400	37,188
Rockford Corp.	2,500	17,344
Sauer-Danfoss, Inc.	2,000	19,760
Snap-On, Inc.	5,300	149,990
Stoneridge, Inc. (a)	3,500	26,425
Strattec Security Corp. (a)	1,800	58,950
Superior Industries International, Inc.	1,300	48,490
Tenneco Automotive, Inc.	6,360	20,034
Tower Automotive, Inc. (a)	3,400	37,400
TRW, Inc.	8,300	324,032
Visteon Corp.	8,956	128,966
		3,183,707
Automobiles - 0.7%
Coachmen Industries, Inc.	300	3,360
Ford Motor Co.	139,896	3,890,508
General Motors Corp.	38,446	2,049,941
Harley-Davidson, Inc.	24,100	1,044,735
Monaco Coach Corp. (a)	200	4,004
National R.V. Holdings, Inc. (a)	300	3,225
Thor Industries, Inc.	200	4,934
Winnebago Industries, Inc.	3,100	52,700
		7,053,407

	Shares	Value (Note 1)
Distributors - 0.0%
Advanced Marketing Services, Inc.	600	$ 12,030
ALL American Semiconductor, Inc. (a)	3,800	36,100
Cellstar Corp. (a)	8,500	10,625
Herbalife International, Inc. Class A	433	3,545
Jaco Electronics, Inc. (a)	1,950	14,930
Navarre Corp. (a)	5,800	8,700
U.S.A. Floral Products, Inc. (a)	1,000	130
WESCO International, Inc. (a)	5,300	49,025
		135,085
Hotels Restaurants & Leisure - 1.1%
Alliance Gaming Corp. (a)	28	336
American Classic Voyager Co. (a)	500	8,125
AMF Bowling, Inc. (a)	2,000	290
Anchor Gaming (a)	2,400	117,450
Applebee's International, Inc.	5,000	153,125
Argosy Gaming Co. (a)	600	13,320
Avado Brands, Inc. (a)	800	550
Aztar Corp. (a)	1,600	18,880
Bally Total Fitness Holding Corp. (a)	1,000	31,500
Bob Evans Farms, Inc.	4,700	94,000
Boca Resorts, Inc. Class A (a)	900	10,665
Boyd Gaming Corp. (a)	300	1,053
Brinker International, Inc. (a)	6,600	195,096
Buca, Inc. (a)	4,600	91,425
Carnival Corp.	41,200	1,373,608
CBRL Group, Inc.	12,300	232,931
CEC Entertainment, Inc. (a)	750	30,000
Cedar Fair LP (depository unit)	900	18,540
Cheap Tickets, Inc. (a)	3,600	34,650
Cheesecake Factory, Inc. (a)	1,875	74,180
Churchill Downs, Inc.	2,200	60,225
CKE Restaurants, Inc.	1,711	6,331
Crestline Capital Corp. (a)	830	21,290
Darden Restaurants, Inc.	3,900	84,747
Dave & Busters, Inc. (a)	1,700	16,660
Dover Downs Entertainment, Inc.	1,400	16,940
Einstein/Noah Bagel Corp. (a)	100	10
Extended Stay America, Inc. (a)	5,100	75,480
Fairfield Communities, Inc. (a)	3,200	47,872
Fine Host Corp. (a)	500	0
Garden Fresh Restaurant Corp. (a)	2,900	21,025
Gaylord Entertainment Co. (a)	1,700	40,970
Gtech Holdings Corp. (a)	1,700	45,883
Harrah's Entertainment, Inc. (a)	7,700	238,854
Hilton Hotels Corp.	23,437	251,010
International Game Technology (a)	6,950	375,300
International Speedway Corp. Class A	3,300	148,913
Interstate Hotels Corp. Class A (a)	127	290
Isle Capri Casinos, Inc. (a)	1,000	8,313
Jack in the Box, Inc. (a)	1,200	35,784
Landry's Seafood Restaurants, Inc.	1,500	17,565
Littlefield Corp. (a)	2,100	3,281
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels Restaurants & Leisure - continued
Lodgian, Inc. (a)	300	$ 990
Lone Star Steakhouse & Saloon, Inc.	7,700	70,744
Mandalay Resort Group (a)	5,500	111,540
Marcus Corp.	400	6,080
Marriott International, Inc. Class A	19,800	845,064
McDonald's Corp.	92,400	2,716,560
MeriStar Hotels & Resorts, Inc. (a)	200	388
MGM Mirage, Inc.	10,902	293,046
Morrison Management Specialists, Inc.	3,080	122,553
O'Charleys, Inc. (a)	150	2,700
Outback Steakhouse, Inc. (a)	2,200	58,520
P.F. Chang's China Bistro, Inc. (a)	3,600	120,600
Papa John's International, Inc. (a)	1,900	45,363
Park Place Entertainment Corp. (a)	29,400	327,810
Penn National Gaming, Inc. (a)	100	1,481
Pinnacle Entertainment, Inc. (a)	1,200	12,900
PopMail.com, Inc. (a)	710	114
Prandium, Inc. (a)	1,100	33
Prime Hospitality Corp. (a)	1,900	24,225
Rare Hospitality International, Inc. (a)	6,050	175,828
Royal Caribbean Cruises Ltd.	16,400	463,300
Rubio's Restaurants, Inc. (a)	7,700	31,281
Ryan's Family Steak Houses, Inc. (a)	1,200	12,075
Schlotzskys, Inc. (a)	100	400
Silicon Gaming, Inc. (a)	100	9
Silicon Gaming, Inc. warrants 7/26/04 (a)	100	0
Six Flags, Inc. (a)	4,200	90,678
Sodexho Marriott Services, Inc. (a)	3,700	108,040
Sonic Corp. (a)	4,725	110,742
Speedway Motorsports, Inc.	2,300	54,165
Starbucks Corp. (a)	13,400	638,175
Starwood Hotels & Resorts Worldwide, Inc. unit	17,356	605,724
Station Casinos, Inc. (a)	3,100	41,354
Suburban Lodges of America, Inc. (a)	200	1,100
Triarc Companies, Inc. Class A (a)	1,475	39,117
Tricon Global Restaurants, Inc. (a)	8,700	334,950
Trump Hotels & Casino Resorts, Inc. (a)	700	1,645
Vail Resorts, Inc. (a)	1,100	23,760
Wendy's International, Inc.	4,900	121,275
Wyndham International, Inc. Class A (a)	5,212	10,997
		11,641,793
Household Durables - 0.5%
Advanced Lighting Technologies, Inc. (a)	4,600	28,750
American Biltrite, Inc.	400	5,840
American Greetings Corp. Class A	3,600	47,016
American Homestar Corp. (a)	800	80
Applica, Inc. (a)	2,700	18,630
Bassett Furniture Industries, Inc.	1,600	22,800
Beazer Homes USA, Inc. (a)	400	18,280

	Shares	Value (Note 1)
Black & Decker Corp.	5,800	$ 240,758
Blyth, Inc.	2,900	67,744
Boston Acoustics, Inc.	100	1,200
Boyds Collection, Ltd. (a)	3,500	30,450
Bush Industries, Inc. Class A	1,500	20,625
Centex Corp.	4,100	168,756
Champion Enterprises, Inc. (a)	1,600	8,800
Chromcraft Revington, Inc. (a)	1,600	16,240
Clayton Homes, Inc.	8,475	108,056
Cobra Electronics Corp. (a)	1,200	9,900
Crossman Communities, Inc. (a)	100	2,794
D.R. Horton, Inc.	4,823	109,964
Del Webb Corp. (a)	700	20,230
Department 56, Inc. (a)	2,200	19,272
Dixie Group, Inc. (a)	2,900	10,150
Dominion Homes, Inc. (a)	300	2,888
Enesco Group, Inc.	5,000	26,500
Ethan Allen Interiors, Inc.	3,200	108,672
Falcon Products, Inc.	1,700	15,130
Fedders Corp.	2,400	12,360
Fleetwood Enterprises, Inc.	3,300	39,765
Flexsteel Industries, Inc.	1,300	16,088
Foamex International, Inc. (a)	2,000	11,500
Fortune Brands, Inc.	10,700	361,446
Furniture Brands International, Inc. (a)	4,100	100,655
Helen of Troy Corp. (a)	1,400	9,100
Interface, Inc. Class A	9,800	62,475
Juno Lighting, Inc. (a)	4,800	32,550
KB HOME	5,200	145,340
Kimball International, Inc. Class B	3,900	58,744
La-Z-Boy, Inc.	4,850	77,115
Lancaster Colony Corp.	3,750	110,625
Leggett & Platt, Inc.	14,200	274,628
Lennar Corp.	4,400	156,200
Libbey, Inc.	900	28,485
Lifetime Hoan Corp.	300	2,044
M.D.C. Holdings, Inc.	1,100	39,325
M/I Schottenstein Homes, Inc.	100	2,780
Matthews International Corp. Class A	400	12,450
Maytag Corp.	5,300	177,550
Media Arts Group, Inc. (a)	200	1,000
Metromedia International Group, Inc. (a)	2,200	6,468
Mity Enterprises, Inc. (a)	1,100	9,281
Mohawk Industries, Inc. (a)	4,100	122,795
National Presto Industries, Inc.	900	26,775
Newell Rubbermaid, Inc.	18,201	478,868
NVR, Inc. (a)	1,400	203,700
Oakwood Homes Corp.	1,400	1,638
Oneida Ltd.	400	6,800
Palm Harbor Homes, Inc. (a)	1,000	18,500
Pulte Corp.	2,800	96,180
Recoton Corp. (a)	2,000	23,000
Russ Berrie & Co., Inc.	700	18,200
Ryland Group, Inc.	500	20,145
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Salton, Inc. (a)	1,100	$ 20,724
Skyline Corp.	100	2,445
Springs Industries, Inc. Class A	800	35,688
Standard Pacific Corp.	3,000	72,000
Stanley Furniture Co., Inc. (a)	1,000	25,625
Sunbeam Corp. (a)	670	102
Sunbeam Corp. warrants 8/24/03 (a)	114	0
Swiss Army Brands, Inc. (a)	700	4,288
TCI International, Inc. (a)	2,700	30,038
The Rowe Companies	1,000	3,940
The Stanley Works	5,600	194,880
Toll Brothers, Inc. (a)	3,100	110,856
Topps Co., Inc. (a)	12,600	122,850
Toro Co.	500	22,200
Tripath Technology, Inc.	1,600	18,900
Tupperware Corp.	3,700	87,320
Universal Electronics, Inc. (a)	3,400	64,175
Virco Manufacturing Co.	1,760	17,635
WestPoint Stevens, Inc.	2,900	24,418
Whirlpool Corp.	4,700	248,489
Yankee Candle Co., Inc. (a)	3,100	41,385
York Group, Inc.	400	1,688
		5,043,746
Internet & Catalog Retail - 0.2%
1-800-FLOWERS.COM, Inc. Class A (a)	4,600	27,313
Amazon.com, Inc. (a)	24,500	249,594
Ashford.com, Inc. (a)	3,900	2,559
Audible, Inc. (a)	3,900	4,631
b2bstores.com, Inc.	3,600	11,700
barnesandnoble.com, Inc. Class A (a)	11,650	16,019
Beyond.com Corp. (a)	9,400	3,231
Blair Corp.	300	5,445
Bluefly, Inc. (a)	2,800	3,150
Bluefly, Inc. rights 3/26/01 (a)	4,858	455
BUY.com, Inc.	6,990	3,058
Coldwater Creek, Inc. (a)	600	11,100
Cyberian Outpost, Inc. (a)	3,900	3,413
Damark International, Inc. Class A (a)	100	475
dELiA*s Corp. Class A (a)	11,046	42,458
Drugstore.com, Inc. (a)	2,900	3,806
eBay, Inc. (a)	18,500	709,070
Egghead.com, Inc. (a)	8,208	6,412
eToys, Inc. (a)	15,200	1,425
Genesis Direct, Inc. (a)	3,000	3
GSV, Inc. (a)	980	306
IdeaMall, Inc. (a)	500	625
Insight Enterprises, Inc. (a)	2,775	62,958
J. Jill Group, Inc. (a)	4,400	79,750
Land's End, Inc. (a)	2,000	46,440
Lillian Vernon Corp.	200	1,750
MediaBay, Inc. (a)	800	750

	Shares	Value (Note 1)
MotherNature.com, Inc.	7,800	$ 936
MP3.com, Inc. (a)	18,900	56,700
Network Commerce, Inc. (a)	1,300	325
PEAPOD, Inc. (a)	12,400	14,725
Pets.com, Inc.	1,450	181
Priceline.com, Inc. (a)	11,200	30,100
School Specialty, Inc. (a)	1,200	26,475
SciQuest.com, Inc. (a)	700	1,313
Shop At Home, Inc. (a)	5,100	7,650
SkyMall, Inc. (a)	700	1,313
SmarterKids.com, Inc. (a)	4,900	5,513
Spiegel, Inc. Class A	11,800	85,550
Stamps.com, Inc. (a)	800	2,375
Student Advantage, Inc. (a)	500	1,500
Ticketmaster Online CitySearch, Inc. Class B (a)	2,500	23,281
ValueVision International, Inc. Class A (a)	2,300	35,075
Webvan Group, Inc. (a)	8,339	2,345
		1,593,253
Leisure Equipment & Products - 0.3%
Action Performance Companies, Inc. (a)	7,500	41,016
Adams Golf, Inc. (a)	400	500
Arctic Cat, Inc.	1,000	14,313
Brunswick Corp.	5,300	112,837
Callaway Golf Co.	4,100	98,605
Cannondale Corp. (a)	100	466
Concord Camera Corp. (a)	4,300	28,488
Direct Focus, Inc. (a)	3,350	89,194
Eastman Kodak Co.	26,400	1,188,000
Equity Marketing, Inc. (a)	2,400	29,100
Global Technologies Ltd. (a)	3,300	2,269
Hasbro, Inc.	10,655	130,843
JAKKS Pacific, Inc. (a)	5,850	75,684
K2, Inc. (a)	700	6,104
Mattel, Inc.	28,016	475,151
Meade Instruments Corp. (a)	2,600	16,250
Midway Games, Inc. (a)	239	1,709
Oakley, Inc. (a)	3,700	62,160
Parkervision, Inc. (a)	900	24,708
Pinnacle Systems, Inc. (a)	6,900	75,038
Play By Play Toys & Novelties, Inc. (a)	6,400	2,400
Polaris Industries, Inc.	1,200	56,160
Polaroid Corp.	7,500	37,500
Racing Champions Corp. (a)	4,400	13,750
Rawlings Sporting Goods, Inc. (a)	4,300	19,350
SAF T LOK, Inc. (a)	18,600	6,975
SCP Pool Corp. (a)	600	19,950
Sturm Ruger & Co., Inc.	300	3,045
Toymax International, Inc. (a)	3,900	8,531
WMS Industries, Inc. (a)	1,300	23,946
		2,664,042
Media - 5.1%
4Kids Entertainment, Inc. (a)	3,500	47,180
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
5th Avenue Channel Corp. (a)	700	$ 459
Ackerley Group, Inc.	700	9,751
ACTV, Inc. (a)	3,400	16,256
Adelphia Communications Corp. Class A (a)	10,102	400,923
ADVO, Inc. (a)	4,000	161,600
American Coin Merchandising, Inc. (a)	100	275
AOL Time Warner, Inc. (a)	311,449	13,713,099
APAC Customer Services, Inc. (a)	4,300	23,650
Ballantyne of Omaha, Inc. (a)	100	56
Belo Corp. Series A	7,400	133,200
BHC Communications, Inc. Class A	1,500	205,125
Blockbuster, Inc. Class A	9,100	127,400
Brilliant Digital Entertainment, Inc. (a)	500	500
Cablevision Systems Corp. Class A (a)	10,500	814,800
Carmike Cinemas, Inc. Class A (a)	200	75
Catalina Marketing Corp. (a)	4,400	146,520
Championship Auto Racing Teams, Inc. (a)	1,900	30,020
Charter Communications, Inc. Class A (a)	15,000	320,625
Chris-Craft Industries, Inc.	2,811	199,300
Citadel Communications Corp. (a)	4,700	117,500
Classic Communications, Inc. Class A (a)	2,400	7,200
Clear Channel Communications, Inc. (a)	40,834	2,333,663
Comcast Corp. Class A (special) (a)	68,060	2,947,849
Cox Communications, Inc. Class A (a)	44,701	1,855,986
Cox Radio, Inc. Class A (a)	2,400	52,824
Crown Media Holdings, Inc.	1,200	23,175
Cumulus Media, Inc. (a)	1,700	8,500
Cyrk, Inc. (a)	5,600	16,275
Data Broadcasting Corp.	1,000	5,438
Dow Jones & Co., Inc.	5,900	363,440
E.W. Scripps Co. Class A	5,200	327,236
EchoStar Communications Corp. Class A (a)	15,800	412,775
Emmis Communications Corp. Class A (a)	3,500	92,531
Engage, Inc. (a)	10,700	12,038
Entercom Communications Corp. Class A (a)	1,900	77,425
Entravision Communications Corp. Class A	3,200	32,000
Fox Entertainment Group, Inc. Class A (a)	12,400	296,360
Gannett Co., Inc.	21,800	1,441,852
Gemstar-TV Guide International, Inc. (a)	30,600	1,384,650
General Motors Corp. Class H	52,226	1,183,963
Getty Images, Inc. (a)	3,800	95,475
HA-LO Industries, Inc. (a)	1,250	2,038
Harcourt General, Inc.	6,600	369,864
Harris Interactive, Inc. (a)	4,500	18,281
Harte-Hanks, Inc.	4,000	94,160

	Shares	Value (Note 1)
Havas Advertising SA sponsored ADR (a)	5,758	$ 79,173
Hearst-Argyle Television, Inc. (a)	2,727	55,004
Hispanic Broadcasting Corp. (a)	7,700	173,250
Hollinger International, Inc. Class A	6,800	110,840
Houghton Mifflin Co.	1,900	80,712
Image Entertainment, Inc. (a)	700	2,034
Information Holdings, Inc. (a)	1,100	27,060
Insight Communications, Inc. (a)	4,600	113,563
Interep National Radio Sales, Inc. Class A (a)	2,900	15,225
Interpublic Group of Companies, Inc.	20,300	763,280
John Wiley & Sons, Inc. Class A	3,500	73,570
Journal Register Co. (a)	2,400	39,000
K-Tel International, Inc. (a)	4,000	660
Key3Media Group, Inc. (a)	3,150	38,052
Knight-Ridder, Inc.	7,000	418,250
Kushner Locke Co. (a)	6,300	788
Lamar Advertising Co. Class A (a)	5,850	241,313
Laser-Pacific Media Corp. (a)	2,700	6,075
Leapnet, Inc. (a)	6,225	5,058
Lee Enterprises, Inc.	2,500	79,050
Liberty Corp.	900	34,164
Liberty Digital, Inc. (a)	3,400	29,750
Liberty Satellite & Technology, Inc. Class A (a)	5,400	19,238
LifeMinders, Inc. (a)	1,900	3,800
Macrovision Corp. (a)	2,800	112,175
Marketing Services Group, Inc. (a)	500	938
Martha Stewart Living Omnimedia, Inc. Class A (a)	2,300	41,630
McGraw-Hill Companies, Inc.	16,300	961,048
Media General, Inc. Class A	1,400	70,280
Mediacom Communications Corp. Class A	3,350	62,603
Meredith Corp.	3,100	111,414
Metro-Goldwyn-Mayer, Inc. (a)	12,100	232,683
Netcentives, Inc. (a)	1,500	4,125
NTL, Inc. (a)	21,550	560,085
Nucentrix Broadband Networks, Inc. (a)	100	1,213
Omnicom Group, Inc.	13,500	1,224,315
Paxson Communications Corp. Class A (a)	2,900	31,117
Pegasus Communications Corp. (a)	3,200	89,400
Penton Media, Inc.	3,000	67,770
Pixar (a)	4,400	143,000
Platinum Entertainment, Inc. (a)	500	5
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	500	6,450
PRIMEDIA, Inc. (a)	10,300	97,850
Pulitzer, Inc.	200	10,320
R.H. Donnelley Corp. (a)	1,300	35,620
Radio One, Inc. Class A (a)	2,200	33,000
Radio Unica Communications Corp. (a)	2,900	8,700
Reader's Digest Association, Inc. Class A (non-vtg.)	6,900	221,421
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Rentrak Corp. (a)	600	$ 2,288
Saga Communications, Inc. Class A (a)	300	5,445
Scholastic Corp. (a)	4,600	196,650
Sinclair Broadcast Group, Inc. Class A (a)	7,000	63,438
Sirius Satellite Radio, Inc. (a)	2,600	61,100
SITEL Corp. (a)	2,200	7,480
Sonic Solutions, Inc. (a)	3,700	5,550
Source Information Management Co. (a)	4,300	22,844
Source Media, Inc. (a)	2,500	2,188
Spanish Broadcasting System, Inc. Class A (a)	5,200	28,519
The McClatchy Co. Class A	2,700	112,455
The New York Times Co. Class A	14,200	627,640
TiVo, Inc. (a)	2,000	8,813
TMP Worldwide, Inc. (a)	7,500	392,344
Tribune Co.	22,868	928,441
True North Communications	3,500	134,750
United Television, Inc.	500	62,188
UnitedGlobalCom, Inc. Class A (a)	6,000	94,875
Univision Communications, Inc. Class A (a)	14,000	462,000
USA Networks, Inc. (a)	20,132	474,360
Valley Media, Inc. (a)	3,000	2,250
Value Line, Inc.	200	8,200
Viacom, Inc. Class B (non-vtg.) (a)	123,136	6,119,859
Walt Disney Co.	151,100	4,676,545
Washington Post Co. Class B	587	364,821
Westwood One, Inc. (a)	7,100	152,934
Wink Communications, Inc. (a)	3,800	22,563
World Wrestling Federation Entertainment, Inc. Class A (a)	5,500	75,900
Xm Satellite Radio Holdings, Inc. Class A (a)	3,000	30,750
Young Broadcasting, Inc. Class A (a)	3,500	119,875
YouthStream Media Networks, Inc. (a)	1,300	1,828
		51,728,276
Multiline Retail - 2.7%
99 Cents Only Stores (a)	2,174	83,808
Ames Department Stores, Inc. (a)	8,700	33,713
BJ's Wholesale Club, Inc. (a)	5,100	232,101
Bradlees, Inc. (a)	2,500	100
Consolidated Stores Corp. (a)	7,194	111,579
Costco Wholesale Corp. (a)	31,800	1,327,650
Dillards, Inc. Class A	6,500	122,200
Dollar General Corp.	22,401	416,659
Dollar Tree Stores, Inc. (a)	9,575	266,305
Elder Beerman Stores Corp. (a)	500	1,719
Factory 2-U Stores, Inc. (a)	1,500	57,188
Family Dollar Stores, Inc.	10,800	283,608
Federated Department Stores, Inc. (a)	14,100	681,735

	Shares	Value (Note 1)
Freds, Inc. Class A	600	$ 13,013
JCPenney Co., Inc.	17,069	276,176
Kmart Corp. (a)	30,900	288,915
Kohls Corp. (a)	23,300	1,535,703
Neiman Marcus Group, Inc. Class A (a)	1,700	61,880
Nordstrom, Inc.	6,200	114,390
Pricesmart, Inc. (a)	200	6,497
Ross Stores, Inc.	9,200	193,200
Saks, Inc. (a)	8,731	104,772
Sears, Roebuck & Co.	27,400	1,124,770
ShopKo Stores, Inc. (a)	2,700	26,190
Stein Mart, Inc. (a)	1,300	12,431
Target Corp.	68,900	2,687,100
The May Department Stores Co.	24,700	977,873
Tuesday Morning Corp. (a)	2,200	16,913
Value City Department Stores, Inc. (a)	500	4,275
Wal-Mart Stores, Inc.	321,200	16,088,908
		27,151,371
Specialty Retail - 2.0%
Aaron Rents, Inc. Class A	800	12,400
Abercrombie & Fitch Co. Class A (a)	5,174	146,735
American Eagle Outfitters, Inc. (a)	3,600	125,325
AnnTaylor Stores Corp. (a)	1,900	49,077
AutoNation, Inc.	25,100	208,330
AutoZone, Inc. (a)	9,000	227,340
Barnes & Noble, Inc. (a)	4,200	113,400
bebe Stores, Inc. (a)	2,100	59,456
Bed Bath & Beyond, Inc. (a)	20,800	512,200
Best Buy Co., Inc. (a)	14,300	585,728
Blue Rhino Corp. (a)	5,000	11,875
Books-A-Million, Inc. (a)	4,300	8,063
Borders Group, Inc. (a)	4,900	77,665
Brookstone Co., Inc. (a)	200	3,000
Cato Corp. Class A	800	14,550
CDW Computer Centers, Inc. (a)	7,200	239,400
Charming Shoppes, Inc. (a)	9,200	58,650
Chico's FAS, Inc. (a)	4,100	169,894
Christopher & Banks Corp. (a)	4,950	130,866
Circuit City Stores, Inc. - Circuit City Group	13,800	209,346
Claire's Stores, Inc.	3,500	60,970
Cole National Corp. Class A (a)	500	3,800
CompuCom Systems, Inc. (a)	200	488
Copart, Inc. (a)	2,500	47,344
Cost Plus, Inc. (a)	3,625	87,000
CSK Auto Corp. (a)	1,300	7,839
Discount Auto Parts, Inc. (a)	500	3,625
Dress Barn, Inc. (a)	1,000	23,375
E Com Ventures, Inc. (a)	1,300	1,056
Electronics Boutique Holding Corp. (a)	1,300	27,300
Emerging Vision, Inc. (a)	3,800	1,306
Fidelity Holdings, Inc. (a)	4,250	2,258
Finish Line, Inc. Class A (a)	1,500	10,406
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Footstar, Inc. (a)	900	$ 39,627
Gadzooks, Inc. (a)	3,600	75,375
Gap, Inc.	64,625	1,760,385
Genesco, Inc. (a)	1,200	29,400
Good Guys, Inc. (a)	4,500	23,625
Goody's Family Clothing, Inc. (a)	1,100	6,600
Group 1 Automotive, Inc. (a)	500	6,200
Guitar Center, Inc. (a)	2,300	36,081
Gymboree Corp. (a)	2,500	29,375
Handleman Co. (a)	1,200	10,932
Haverty Furniture Companies, Inc.	1,000	13,800
Heilig-Meyers Co.	1,400	97
Hibbett Sporting Goods, Inc. (a)	2,200	58,438
Hollywood Entertainment Corp. (a)	5,800	11,963
Home Depot, Inc.	165,800	7,046,500
Hot Topic, Inc. (a)	5,100	133,875
Hughes Supply, Inc.	2,900	50,895
InterTAN, Inc. (a)	1,600	20,000
Intimate Brands, Inc. Class A	31,920	504,336
Jo-Ann Stores, Inc. Class A (a)	500	2,625
Just for Feet, Inc. (a)	6,200	37
Krispy Kreme Doughnuts, Inc.	1,900	136,444
Lawson Products, Inc.	200	4,838
Linens 'N Things, Inc. (a)	2,600	88,010
Lowe's Companies, Inc.	26,532	1,482,608
Michaels Stores, Inc. (a)	2,200	72,050
MicroAge, Inc. (a)	10,800	486
Monro Muffler Brake, Inc. (a)	1,100	10,725
Multiple Zones, Inc. (a)	4,000	9,812
Neff Corp. Class A (a)	2,100	2,310
O'Reilly Automotive, Inc. (a)	4,900	92,794
Office Depot, Inc. (a)	21,000	193,200
Officemax, Inc. (a)	6,900	21,114
Pacific Sunwear of California, Inc. (a)	2,200	72,738
Party City Corp. (a)	450	1,652
Paul Harris Stores, Inc. (a)	100	33
Payless ShoeSource, Inc. (a)	3,561	271,989
PC Connection, Inc. (a)	2,250	27,703
Pep Boys-Manny, Moe & Jack	2,800	15,512
PETsMART, Inc. (a)	14,500	50,750
Pier 1 Imports, Inc.	7,450	96,850
Pomeroy Computer Resources, Inc. (a)	200	3,038
RadioShack Corp.	12,840	549,552
Rainbow Rentals, Inc. (a)	800	4,650
Regis Corp.	3,200	47,600
Rent-A-Center, Inc. (a)	5,200	229,450
Rent-Way, Inc. (a)	1,770	10,089
Restoration Hardware, Inc. (a)	1,000	1,563
Rex Stores Corp. (a)	1,500	27,525
Sharper Image Corp. (a)	1,100	9,419
Sherwin-Williams Co.	11,200	281,120

	Shares	Value (Note 1)
Software Spectrum, Inc. (a)	3,600	$ 45,000
Sonic Automotive, Inc. Class A (a)	3,200	27,040
Stage Stores, Inc. (a)	700	39
Staples, Inc. (a)	31,575	469,678
Sunglass Hut International, Inc. (a)	14,100	159,506
Talbots, Inc.	3,300	167,706
The Childrens Place Retail Stores, Inc. (a)	4,600	100,625
The Limited, Inc.	27,052	477,468
The Men's Wearhouse, Inc. (a)	3,300	86,790
The Sports Authority, Inc. (a)	1,300	3,575
Tiffany & Co., Inc.	9,900	307,989
TJX Companies, Inc.	17,800	544,324
Too, Inc. (a)	825	15,964
Toys 'R' Us, Inc. (a)	17,400	428,040
Tractor Supply Co. (a)	300	4,331
Transportation World Entertainment Corp. (a)	2,900	23,291
Tweeter Home Entertainment Group, Inc. (a)	2,600	54,763
Ugly Duckling Corp. (a)	100	363
Ultimate Electronics, Inc. (a)	3,400	86,700
United Auto Group, Inc. (a)	800	8,032
United Rentals, Inc. (a)	5,200	88,972
Venator Group, Inc. (a)	5,500	60,555
West Marine, Inc. (a)	600	3,375
Wet Seal, Inc. Class A (a)	2,400	76,200
Whitehall Jewellers, Inc. (a)	600	5,034
Williams-Sonoma, Inc. (a)	3,700	100,825
Zale Corp. (a)	2,400	75,504
		20,337,546
Textiles & Apparel - 0.3%
Ashworth, Inc. (a)	400	3,631
Brown Shoe Co., Inc.	500	8,675
Burlington Industries, Inc. (a)	500	1,125
Coach, Inc.	4,500	135,630
Columbia Sportswear Co. (a)	1,400	77,525
Donna Karan International, Inc. (a)	700	6,405
Everlast Worldwide, Inc. (a)	1,000	2,750
Finlay Enterprises, Inc. (a)	300	3,900
Fossil, Inc. (a)	1,400	24,500
Friedmans, Inc. Class A	600	4,481
Guess, Inc. (a)	2,000	15,400
Jones Apparel Group, Inc. (a)	8,551	328,358
K-Swiss, Inc. Class A	3,300	102,300
Kellwood Co.	1,200	26,580
Kenneth Cole Productions, Inc. Class A (a)	700	19,775
Liz Claiborne, Inc.	5,700	277,590
Movado Group, Inc.	400	6,025
Nautica Enterprises, Inc. (a)	2,900	53,288
NIKE, Inc. Class B	19,200	749,760
Oshkosh B'Gosh, Inc. Class A	3,000	62,438
Phillips-Van Heusen Corp.	400	5,960
Polo Ralph Lauren Corp. Class A (a)	3,900	114,270
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles & Apparel - continued
Polymer Group, Inc.	400	$ 2,660
Quiksilver, Inc. (a)	600	16,140
Reebok International Ltd. (a)	7,000	179,200
Russell Corp.	1,600	30,400
Samsonite Corp. (a)	1,446	4,338
Saucony, Inc. Class B (a)	2,100	14,634
Skechers U.S.A., Inc. Class A (a)	1,200	32,352
Steven Madden Ltd. (a)	4,700	64,038
Stride Rite Corp.	1,400	10,542
Superior Uniform Group, Inc.	1,000	8,380
Tarrant Apparel Group (a)	2,700	10,800
Timberland Co. Class A (a)	2,400	134,352
Unifi, Inc.	2,700	18,630
Uniroyal Technology Corp. (a)	1,900	12,588
Vans, Inc. (a)	3,500	73,500
VF Corp.	7,300	263,457
Vulcan International Corp.	100	4,100
Warnaco Group, Inc. Class A	9,400	45,120
Wellman, Inc.	1,300	22,828
Wolverine World Wide, Inc.	1,700	25,007
		3,003,432
TOTAL CONSUMER DISCRETIONARY		133,535,658
CONSUMER STAPLES - 6.9%
Beverages - 1.9%
Adolph Coors Co. Class B	3,300	220,935
Anheuser-Busch Companies, Inc.	64,300	2,809,910
Boston Beer Co., Inc. Class A (a)	600	5,880
Brown-Forman Corp. Class B (non-vtg.)	4,600	292,100
Chalone Wine Group, Inc. (a)	200	1,600
Coca-Cola Bottling Co. Consolidated	500	19,500
Coca-Cola Enterprises, Inc.	28,700	651,490
Constellation Brands, Inc. Class A (a)	2,000	127,700
National Beverage Corp. (a)	600	5,370
Pepsi Bottling Group, Inc.	10,100	407,535
PepsiAmericas, Inc.	9,100	147,056
PepsiCo, Inc.	107,800	4,967,424
Ravenswood Winery, Inc. (a)	100	1,500
Robert Mondavi Corp. Class A (a)	500	24,313
The Coca-Cola Co.	177,000	9,386,310
		19,068,623
Food & Drug Retailing - 1.2%
7-Eleven, Inc. (a)	12,900	132,999
Albertson's, Inc.	27,059	786,064
Casey's General Stores, Inc.	9,700	119,431
CVS Corp.	27,086	1,652,246
Delhaize America, Inc.	8,531	184,270
Duane Reade, Inc. (a)	3,900	133,770
Fleming Companies, Inc.	4,700	116,090
Great Atlantic & Pacific Tea, Inc.	1,200	11,460

	Shares	Value (Note 1)
Kroger Co. (a)	58,580	$ 1,419,979
Longs Drug Stores Corp.	2,500	69,750
Nash-Finch Co.	200	3,200
NuCo2, Inc. (a)	700	7,263
Performance Food Group Co. (a)	3,300	174,900
Rite Aid Corp. (a)	13,900	72,558
Safeway, Inc. (a)	35,300	1,917,143
SUPERVALU, Inc.	8,844	124,081
Sysco Corp.	45,800	1,248,508
The Pantry, Inc. (a)	900	8,100
United Natural Foods, Inc. (a)	4,600	58,650
Walgreen Co.	71,100	3,151,152
Weis Markets, Inc.	6,700	240,329
Whole Foods Market, Inc. (a)	4,100	176,813
Wild Oats Markets, Inc. (a)	6,075	42,810
Winn-Dixie Stores, Inc.	8,600	219,644
		12,071,210
Food Products - 1.2%
AgriBioTech, Inc. (a)	1,000	8
Agribrands International, Inc. (a)	540	29,036
Alico, Inc.	200	3,263
American Italian Pasta Co. Class A (a)	1,000	33,860
Archer-Daniels-Midland Co.	43,039	647,737
Bridgford Foods Corp.	400	5,125
Campbell Soup Co.	28,900	864,977
Central Garden & Pet Co. Class A (a)	5,500	42,625
Chiquita Brands International, Inc. (a)	800	1,000
ConAgra Foods, Inc.	38,631	760,258
Corn Products International, Inc.	2,600	66,040
Dean Foods Co.	2,600	85,696
Del Monte Foods Co. (a)	2,900	24,795
Delta & Pine Land Co.	2,500	61,625
Dole Food Co., Inc.	3,500	57,750
Dreyer's Grand Ice Cream, Inc.	1,700	51,106
Earthgrains Co.	3,100	59,520
Eden Bioscience Corp.	5,600	102,200
Farmer Brothers Co.	100	22,400
Flowers Industries, Inc.	7,100	124,960
Fresh Del Monte Produce Inc.	2,900	22,475
Gardenburger, Inc. (a)	400	325
General Mills, Inc.	20,300	910,455
Genesee Corp. Class B	100	2,800
H.J. Heinz Co.	28,500	1,213,530
Hain Celestial Group, Inc. (a)	5,168	160,208
Hershey Foods Corp.	9,500	608,855
Hines Horticulture, Inc. (a)	800	3,150
Horizon Organic Holding Corp. (a)	200	1,000
Hormel Foods Corp.	9,500	204,250
IBP, Inc.	6,900	183,195
International Multifoods Corp.	1,000	18,790
Interstate Bakeries Corp.	5,000	81,800
J&J Snack Food Corp. (a)	300	4,838
J.M. Smucker Co.	1,700	44,030
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - continued
Keebler Foods Co.	5,700	$ 239,172
Kellogg Co.	27,700	736,543
Lance, Inc.	1,500	17,719
M&F Worldwide Corp. (a)	500	2,175
McCormick & Co., Inc. (non-vtg.)	4,500	176,850
Michael Foods, Inc.	1,200	35,325
Northland Cranberries, Inc. Class A	200	238
Pilgrims Pride Corp. Class B	1,200	12,264
Quaker Oats Co.	11,600	1,131,232
Ralcorp Holdings, Inc. (a)	1,680	30,072
Ralston Purina Co.	25,800	804,444
Rica Foods, Inc. (a)	500	1,625
Riviana Foods, Inc.	700	13,213
Sanderson Farms, Inc.	200	1,988
Sara Lee Corp.	66,300	1,438,047
Seaboard Corp.	100	16,200
Sensient Technologies Corp.	3,900	84,435
Smithfield Foods, Inc. (a)	3,700	108,817
Suiza Foods Corp. (a)	3,500	171,395
Tasty Baking Co.	200	3,170
Tejon Ranch Co. (a)	700	15,050
Tootsie Roll Industries, Inc.	2,200	108,900
Tyson Foods, Inc. Class A	15,000	189,150
Vlasic Foods International, Inc. (a)	1,550	146
Wm. Wrigley Jr. Co.	8,300	772,896
Zapata Corp. (a)	110	2,063
		12,616,811
Household Products - 1.3%
Church & Dwight Co., Inc.	2,500	54,650
Clorox Co.	16,058	577,446
Colgate-Palmolive Co.	40,500	2,391,525
Dial Corp.	6,200	87,234
Kimberly-Clark Corp.	40,738	2,912,767
Mace Security International, Inc. (a)	2,200	2,338
Oil-Dri Corp. of America	600	4,800
Procter & Gamble Co.	95,800	6,753,900
USA Detergents, Inc. (a)	5,400	29,363
		12,814,023
Personal Products - 0.4%
Alberto-Culver Co. Class B	3,700	148,222
Avon Products, Inc.	16,300	692,098
BriteSmile, Inc. (a)	2,800	13,956
Carter-Wallace, Inc.	3,000	80,700
Chattem, Inc. (a)	400	3,200
Del Laboratories, Inc.	210	2,048
Elizabeth Arden, Inc. (a)	400	5,575
Enamelon, Inc. (a)	200	8
Estee Lauder Companies, Inc. Class A	8,500	328,440
First Years, Inc.	800	7,200
Gillette Co.	75,800	2,464,258

	Shares	Value (Note 1)
Guest Supply, Inc. (a)	200	$ 5,170
Inter Parfums, Inc. (a)	300	2,738
Nature's Sunshine Products, Inc.	700	5,338
NBTY, Inc. (a)	20,800	144,950
Perrigo Co. (a)	3,000	30,375
Playtex Products, Inc. (a)	3,800	36,860
Revlon, Inc. Class A (a)	7,600	39,292
Tristar Corp. (a)	500	2,375
Water Pik Technologies, Inc. (a)	2,141	17,128
		4,029,931
Tobacco - 0.9%
DIMON, Inc.	1,100	9,636
Philip Morris Companies, Inc.	159,800	7,699,164
RJ Reynolds Tobacco Holdings, Inc.	9,300	525,450
Schweitzer-Mauduit International, Inc.	500	10,600
Universal Corp.	3,200	120,832
UST, Inc.	11,500	331,660
		8,697,342
TOTAL CONSUMER STAPLES		69,297,940
ENERGY - 5.3%
Energy Equipment & Services - 1.3%
Atwood Oceanics, Inc. (a)	400	17,428
Baker Hughes, Inc.	27,050	1,060,360
BJ Services Co. (a)	6,200	471,200
Buckeye Partners LP	1,700	57,630
Cal Dive International, Inc. (a)	9,200	251,275
Carbo Ceramics, Inc.	700	27,300
Chiles Offshore, Inc.	6,783	142,443
Cooper Cameron Corp. (a)	3,900	233,142
Diamond Offshore Drilling, Inc.	9,300	389,670
Dril-Quip, Inc. (a)	1,000	27,950
ENSCO International, Inc.	7,400	282,014
Friede Goldman Halter, Inc. (a)	1,056	2,862
Global Industries Ltd. (a)	11,500	156,688
Global Marine, Inc. (a)	12,100	347,391
Grant Prideco, Inc. (a)	6,800	124,236
Gulf Island Fabrication, Inc. (a)	300	5,325
Halliburton Co.	30,900	1,230,438
Hanover Compressor Co. (a)	4,100	153,750
Helmerich & Payne, Inc.	7,400	383,986
Horizon Offshore, Inc. (a)	700	14,700
Industrial Holdings, Inc. (a)	100	175
Input/Output, Inc. (a)	3,500	36,855
Key Energy Services, Inc. (a)	9,800	113,680
Lone Star Technologies, Inc. (a)	3,400	151,266
Marine Drilling Companies, Inc. (a)	1,500	43,725
Maverick Tube Corp. (a)	2,600	52,780
Metretek Technologies, Inc. (a)	2,900	4,713
Mitcham Industries, Inc. (a)	1,500	7,688
Nabors Industries, Inc. (a)	8,330	472,311
National-Oilwell, Inc.	3,307	119,713
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Newpark Resources, Inc. (a)	2,100	$ 16,695
Noble Drilling Corp.	9,100	423,605
Oceaneering International, Inc. (a)	600	12,360
Offshore Logistics, Inc. (a)	5,800	142,100
Parker Drilling Co. (a)	2,900	17,835
Patterson Energy, Inc. (a)	6,600	232,650
Plains All American Pipeline LP	1,300	28,600
Pride International, Inc. (a)	9,000	223,200
Rowan Companies, Inc. (a)	3,700	105,635
Santa Fe International Corp.	14,300	535,535
Schlumberger Ltd. (NY Shares)	39,572	2,522,715
SEACOR SMIT, Inc. (a)	1,350	64,598
Smith International, Inc. (a)	2,500	189,000
Superior Energy Services, Inc. (a)	1,200	12,900
TETRA Technologies, Inc. (a)	1,100	22,770
Tidewater, Inc.	5,800	282,460
Transocean Sedco Forex, Inc.	23,697	1,140,537
Trico Marine Services, Inc. (a)	1,000	14,688
UNIFAB International, Inc. (a)	100	800
Unit Corp. (a)	1,500	27,375
Universal Compression Holdings, Inc.	1,100	38,500
Varco International, Inc. (a)	11,246	252,248
Veritas DGC, Inc. (a)	1,600	48,240
W-H Energy Services, Inc.	2,800	56,000
Weatherford International, Inc.	6,280	326,748
		13,120,488
Oil & Gas - 4.0%
Amerada Hess Corp.	6,900	496,800
American International Petroleum Corp. (a)	100	40
Anadarko Petroleum Corp.	16,768	1,048,000
Apache Corp.	10,900	639,830
Ashland, Inc.	7,700	298,837
Barrett Resources Corp. (a)	1,900	84,075
Belco Oil & Gas Corp. (a)	1,100	11,110
Bellwether Exploration Co. (a)	5,500	45,375
Benton Oil & Gas Co. (a)	1,200	2,148
Berry Petroleum Co. Class A	700	9,065
BP Prudhoe Bay Royalty Trust	4,800	69,168
Burlington Resources, Inc.	18,600	835,884
Cabot Oil & Gas Corp. Class A	1,300	35,230
Chesapeake Energy Corp. (a)	8,238	75,131
Chevron Corp.	48,100	4,120,246
Comstock Resources, Inc. (a)	1,100	11,000
Conoco, Inc. Class B	50,289	1,448,323
Contour Energy Co. (a)	660	1,320
Cross Timbers Oil Co.	4,150	102,381
Crown Central Petroleum Corp. Class B (a)	200	2,080
Denbury Resources, Inc. (a)	1,500	15,136

	Shares	Value (Note 1)
Devon Energy Corp.	8,949	$ 510,093
EEX Corp. (a)	1,433	5,847
Enterprise Products Partners LP	3,000	101,730
EOG Resources, Inc.	10,800	470,880
Equitable Resources, Inc.	2,100	120,540
Evergreen Resources, Inc. (a)	1,900	59,945
Exxon Mobil Corp.	253,956	20,583,134
Forest Oil Corp.	2,280	73,644
Frontier Oil Corp. (a)	1,200	10,320
Harken Energy Corp. (a)	470	2,703
Holly Corp.	200	4,170
Houston Exploration Co. (a)	1,500	45,150
HS Resources, Inc. (a)	800	30,920
Hugoton Royalty Trust	2,400	36,216
Kerr-McGee Corp.	6,370	411,757
Key Production Co., Inc. (a)	300	6,330
Louis Dreyfus Natural Gas Corp. (a)	3,100	112,096
Meridian Resource Corp. (a)	1,400	10,850
Mitchell Energy & Development Corp. Class A	3,100	165,075
Murphy Oil Corp.	4,500	283,365
National Energy Group, Inc. (a)	71	120
Newfield Exploration Co. (a)	2,600	91,052
Noble Affiliates, Inc.	3,500	155,225
Nuevo Energy Co. (a)	700	11,830
Occidental Petroleum Corp.	25,100	602,149
Ocean Energy, Inc.	10,728	193,104
Patina Oil & Gas Corp.	400	8,880
Penn Virginia Corp.	100	3,201
Pennzoil-Quaker State Co.	4,992	69,588
Phillips Petroleum Co.	20,600	1,098,186
Pioneer Natural Resources Co. (a)	5,900	99,415
Plains Resources, Inc. (a)	900	18,909
Pogo Producing Co.	2,300	60,651
Prima Energy Corp. (a)	450	13,275
Prize Energy Corp. (a)	200	4,090
Pure Resources, Inc. (a)	2,800	58,520
Range Resources Corp. (a)	1,200	7,200
Remington Oil & Gas Corp. (a)	100	1,338
Seven Seas Petroleum, Inc. (a)	1,700	4,369
Spinnaker Exploration Co. (a)	1,300	49,400
St. Mary Land & Exploration Co.	1,000	22,313
Stone Energy Corp. (a)	2,790	150,660
Sunoco, Inc.	5,900	196,116
Swift Energy Co. (a)	2,800	90,160
Syntroleum Corp. (a)	1,600	19,600
TEPPCO Partners LP	1,800	45,666
Tesoro Petroleum Corp. (a)	3,500	44,240
Texaco, Inc.	39,100	2,506,310
Tom Brown, Inc. (a)	1,900	63,531
Tosco Corp.	10,100	404,505
Ultramar Diamond Shamrock Corp.	5,700	207,480
Unocal Corp.	16,500	581,790
USX - Marathon Group	21,300	588,306
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Valero Energy Corp.	3,600	$ 131,940
Vintage Petroleum, Inc.	3,700	72,113
Western Gas Resources, Inc.	2,000	50,800
Westport Resources Corp. (a)	1,800	37,530
Williams Clayton Energy, Inc. (a)	2,400	46,800
		40,206,306
TOTAL ENERGY		53,326,794
FINANCIALS - 18.1%
Banks - 6.0%
1st Source Corp.	420	8,269
Abigail Adams National Bancorp, Inc.	200	2,100
Allegiant Bancorp, Inc.	100	1,038
Ambanc Holding Co., Inc.	300	5,400
Amcore Financial, Inc.	3,800	75,763
American Pacific Bank of Oregon Class B (a)	880	2,668
AmSouth Bancorp.	26,119	454,993
Anchor Bancorp Wisconsin, Inc.	800	12,088
Area Bankshares Corp.	600	9,600
Associated Banc-Corp.	4,097	142,627
Astoria Financial Corp.	6,075	332,227
BancFirst Corp.	100	3,825
BancorpSouth, Inc.	3,800	51,870
BancWest Corp.	4,032	104,671
Bank of America Corp.	121,172	6,052,541
Bank of Granite Corp.	100	2,050
Bank of New York Co., Inc.	56,300	2,915,214
Bank One Corp.	82,167	2,898,030
Bank Plus Corp. (a)	1,100	5,088
Banknorth Group, Inc.	17,759	358,510
BankUnited Financial Corp. Class A (a)	500	4,938
Bay View Capital Corp.	4,612	29,056
BB&T Corp.	33,756	1,219,604
Bedford Bancshares, Inc.	300	2,850
Big Foot Financial Corp.	700	9,975
BOK Financial Corp. (a)	2,600	60,125
Borel Bank & Trust Co., San Mateo	300	8,625
Brookline Bancorp, Inc.	600	8,400
BSB Bancorp, Inc.	100	1,806
Capital Corp. of the West (a)	900	11,700
Capital Crossing Bank (a)	1,000	13,500
Capitol Federal Financial	4,800	76,500
Cathay Bancorp, Inc.	300	17,456
Centura Banks, Inc.	2,300	115,943
Century South Banks, Inc.	100	3,325
CFS Bancorp, Inc.	800	8,800
Charter One Financial, Inc.	18,685	533,644
Chase Corp.	500	5,325
Chemical Financial Corp.	300	7,594

	Shares	Value (Note 1)
Chittenden Corp.	1,300	$ 40,625
Citizens Banking Corp.	2,500	62,813
Citizens First Financial Corp.	600	7,650
City National Corp.	3,905	141,478
Colonial Bancgroup, Inc.	6,100	78,690
Columbia Financial of Kentucky, Inc.	1,100	9,075
Comerica, Inc.	15,065	958,887
Commerce Bancorp, Inc.	1,900	113,050
Commerce Bancshares, Inc.	3,876	153,344
Commercial Federal Corp.	3,650	80,373
Community Capital Corp.	400	3,400
Community First Bankshares, Inc.	4,000	80,250
Compass Bancshares, Inc.	7,450	158,778
Corus Bankshares, Inc.	500	24,688
Cullen/Frost Bankers, Inc.	5,100	182,886
CVB Financial Corp.	770	11,935
Dime Bancorp, Inc.	7,600	227,240
Dime Bancorp, Inc. warrants 12/31/49 (a)	7,600	1,900
Downey Financial Corp.	1,500	64,575
East West Bancorp, Inc.	5,000	115,313
Eastern Virgina Bankshares, Inc.	800	11,750
F&M National Corp.	1,100	42,548
Fifth Third Bancorp	36,753	1,977,771
First BanCorp Puerto Rico	1,100	25,960
First Busey Corp.	100	1,800
First Charter Corp.	3,200	48,000
First Citizen Bancshares, Inc.	500	47,063
First Commonwealth Financial Corp.	2,300	23,069
First Financial Bancorp Ohio	2,400	36,600
First Financial Bankshares, Inc.	200	6,550
First Financial Corp., Rhode Island	700	9,800
First Indiana Corp.	100	2,317
First International Bancorp, Inc.	700	6,038
First Midwest Bancorp, Inc.	2,300	64,113
First Niagara Financial Group, Inc.	100	1,144
First Securityfed Financial, Inc.	800	12,500
First Sentinel Bancorp, Inc.	800	8,800
First Tennessee National Corp.	8,300	257,300
First Union Corp.	77,462	2,507,445
First Virginia Banks, Inc.	2,900	132,820
FirstFed Financial Corp. (a)	200	5,860
FirstMerit Corp.	5,300	138,131
FirstSpartan Financial Corp.	600	21,638
FleetBoston Financial Corp.	70,413	2,904,536
FNB Corp. Pennsylvania	800	18,600
Frontier Financial Corp.	300	6,769
Fulton Financial Corp.	4,253	92,503
GBC Bancorp	300	9,356
Gold Banc Corp., Inc.	5,188	37,289
Golden State Bancorp, Inc.	7,736	211,966
Golden West Financial Corp.	14,700	806,295
Greater Bay Bancorp	2,200	73,425
Greenpoint Financial Corp.	6,420	221,490
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
GS Financial Corp.	600	$ 8,775
Guaranty Federal Bancshares, Inc.	900	11,025
Gulf West Banks, Inc.	630	5,513
Hancock Holding Co.	300	11,513
Harbor Florida Bancshares, Inc.	500	7,625
Harleysville National Corp.	105	3,846
Harrington Financial Group, Inc.	1,300	10,156
Heritage Commerce Corp. (a)	600	5,550
Heritage Financial Corp.	1,300	13,163
Hibernia Corp. Class A	9,700	140,650
Home City Financial Corp.	800	8,600
HomeFed Corp. (a)	79	71
Hudson City Bancorp, Inc.	7,000	140,438
Hudson United Bancorp	4,291	96,247
Huntington Bancshares, Inc.	29,802	445,167
Independence Community Bank Corp.	3,500	58,406
Indymac Bancorp, Inc. (a)	9,700	256,177
Integra Bank Corp.	500	11,680
International Bancshares Corp.	1,675	59,986
Investors Financial Services Corp.	1,800	141,638
Irwin Financial Corp.	400	9,550
ITLA Capital Corp. (a)	900	17,452
KeyCorp	36,800	956,800
Lamar Capital Corp.	1,200	12,600
Life Financial Corp. (a)	200	138
M&T Bank Corp.	6,123	419,426
MAF Bancorp., Inc.	900	23,738
Marshall & Ilsley Corp.	6,800	366,860
Mellon Financial Corp.	37,500	1,736,625
Mercantile Bankshares Corp.	4,400	170,225
Mid-State Bancshares	400	6,844
MidAmerica Bancorp	103	2,467
Montgomery Financial Corp.	700	8,313
Mystic Financial, Inc.	600	8,588
Nara Bancorp, Inc.	400	7,100
National City Corp.	49,220	1,338,784
National Commmerce Bancorp	18,620	475,974
National Penn Bancshares, Inc.	525	12,042
NBT Bancorp, Inc.	400	6,650
Net.B@nk, Inc. (a)	3,300	28,411
New York Community Bancorp, Inc.	900	35,269
North Fork Bancorp, Inc.	11,278	281,950
Northern Trust Corp.	18,000	1,280,250
Northway Financial, Inc.	400	9,500
Northwest Bancorp, Inc.	1,200	10,875
Old Kent Financial Corp.	8,896	353,527
Old National Bancorp	3,675	85,903
Omega Financial Corp.	100	2,619
Oregon Trail Financial Corp.	800	11,350
Pacific Capital Bancorp	1,100	31,144
Pacific Century Financial Corp.	4,300	83,678

	Shares	Value (Note 1)
Park National Corp.	600	$ 52,440
People's Bank	3,600	95,625
Peoples Financial Corp.	1,300	8,125
PNC Financial Services Group, Inc.	24,200	1,681,900
Popular, Inc.	8,800	239,800
Promistar Financial Corp.	315	5,296
Provident Bankshares Corp.	871	20,795
Provident Financial Group, Inc.	2,800	83,475
Provident Financial Holdings, Inc. (a)	600	12,075
PS Financial, Inc.	700	8,313
R&G Financial Corp. Class B	1,400	23,603
Regions Financial Corp.	17,958	538,740
Republic Bancorp, Inc.	8,118	100,460
Republic Security Financial Corp.	1,800	14,119
Richmond County Financial Corp.	1,200	32,400
Riggs National Corp.	800	12,300
Roslyn Bancorp, Inc.	11,160	276,210
S&T Bancorp, Inc.	1,000	22,906
Santander Bancorp	1,800	34,200
Seacoast Financial Services Corp.	838	12,570
Silicon Valley Bancshares (a)	3,200	89,400
Sky Financial Group, Inc.	4,840	83,792
South Financial Group, Inc.	1,900	27,431
SouthTrust Corp.	17,600	744,700
Southwest Bancorp Texas, Inc. (a)	1,500	57,750
Sovereign Bancorp, Inc.	34,994	311,665
Staten Island Bancorp, Inc.	1,700	42,245
Sterling Bancshares, Inc.	800	14,350
Sterling Financial Corp. (a)	110	1,396
Summit Bancorp	11,700	491,400
Sun Bancorp, Inc.	3,995	34,707
SunTrust Banks, Inc.	22,828	1,500,484
Susquehanna Bancshares, Inc.	1,600	28,700
SVB Financial Services, Inc.	315	2,737
Synovus Finanical Corp.	19,000	528,580
TCF Financial Corp.	5,100	188,190
Texas Regional Bancshares, Inc. Class A	440	15,703
TIB Financial Corp.	900	10,069
Trust Co. of New Jersey	400	6,725
Trustco Bank Corp.	2,760	34,155
Trustmark Corp.	3,900	85,069
U.S. Bancorp	146,459	3,397,849
UAB Financial Corp.	1,100	41,319
UCBH Holdings, Inc.	1,900	106,519
Union Planters Corp.	8,887	338,239
UnionBanCal Corp.	10,400	276,848
United Bankshares, Inc.	2,100	47,775
United Community Financial Corp.	7,100	48,369
United National Bancorp	100	1,906
USABancShares, Inc. (a)	3,800	6,413
Valley National Bancorp	5,058	141,776
Virginia Commonwealth Financial Corp.	500	12,031
W Holding Co., Inc.	1,400	16,625
Wachovia Corp.	17,363	1,096,300
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
Washington Federal, Inc.	4,203	$ 109,278
Washington Mutual, Inc.	49,420	2,538,705
Webster Financial Corp.	8,568	243,653
Wells Fargo & Co.	126,010	6,255,136
WesBanco, Inc.	700	13,213
West Coast Bancorp	242	2,481
Westamerica Bancorp.	3,600	139,275
Westcorp, Inc.	700	11,893
Whitney Holding Corp.	1,100	42,281
Wilmington Trust Corp.	1,900	112,860
Zions Bancorp	8,668	497,868
		60,170,024
Diversified Financials - 6.6%
A.B. Watley Group, Inc. (a)	1,100	7,013
A.G. Edwards, Inc.	5,900	229,333
Aames Financial Corp. (a)	700	1,043
Acacia Research Corp. (a)	1,400	14,700
ACMAT Corp. Class A (a)	8,000	65,000
Advanta Corp. Class A	2,600	34,450
Affiliated Managers Group, Inc. (a)	1,700	87,550
Affinity Technology Group, Inc. (a)	10,600	880
Alliance Capital Management Holding LP	14,500	678,020
Allied Capital Corp.	6,400	152,800
Allstate Financial Corp. (a)	700	630
AMBAC Financial Group, Inc.	6,600	372,240
American Capital Strategies Ltd.	2,000	50,313
American Express Co.	94,600	4,151,048
AmeriCredit Corp. (a)	4,300	146,974
Ameritrade Holding Corp. Class A (a)	11,000	90,063
AMRESCO, Inc. (a)	2,480	3,100
Amwest Insurance Group, Inc. (a)	12,400	13,020
Bank United Litigation Contingent Payment Rights Trust rights 12/31/99 (a)	4,700	1,616
Bear Stearns Companies, Inc.	7,414	386,863
BlackRock, Inc. Class A (a)	800	31,520
Capital One Financial Corp.	15,000	828,750
Cash America International, Inc.	400	2,540
Charles Schwab Corp.	96,502	2,016,892
CIT Group, Inc. Class A	20,200	466,620
Citigroup, Inc.	361,420	17,774,636
Coast Federal Litigation Contingent Payment Trust rights 12/31/00 (a)	200	181
CompuCredit Corp. (a)	2,300	20,413
Consumer Portfolio Services, Inc. (a)	2,400	4,500
ContiFinancial Corp. (a)	1,800	14
Countrywide Credit Industries, Inc.	10,400	459,992
Credit Acceptance Corp. (a)	1,300	6,825
Doral Financial Corp.	1,500	42,844
E*Trade Group, Inc. (a)	19,995	180,155
E-Loan, Inc.	3,900	5,484

	Shares	Value (Note 1)
Eaton Vance Corp. (non-vtg.)	5,200	$ 159,068
Equitex, Inc. (a)	3,100	16,953
eSpeed, Inc. Class A (a)	2,500	62,969
Fannie Mae	74,400	5,929,680
Federated Investors, Inc. Class B (non-vtg.)	8,449	228,123
Finova Group, Inc.	3,400	6,460
First Albany Companies, Inc.	1,260	12,049
Franklin Resources, Inc.	16,900	705,406
Freddie Mac	52,400	3,450,540
Friedman, Billings, Ramsey Group, Inc. Class A (a)	2,500	15,375
Gabelli Asset Management, Inc. Class A (a)	600	18,018
Global Capital Partners, Inc. (a)	1,400	1,225
GlobalNet Financial.com, Inc. (a)	1,400	1,400
Goldman Sachs Group, Inc.	9,400	862,450
H.D. Vest, Inc. (a)	1,300	8,694
Hamilton Bancorp, Inc. (a)	3,000	28,688
Harris & Harris Group, Inc.	6,500	15,031
Heller Financial, Inc. Class A	3,164	106,975
Hoenig Group, Inc. (a)	1,200	12,750
Household International, Inc.	36,219	2,097,804
IMC Mortgage Co. (a)	400	4
Imperial Credit Industries (a)	1,200	1,200
J.P. Morgan Chase & Co.	135,300	6,313,098
JB Oxford Holdings, Inc. (a)	13,100	20,878
Jefferies Group, Inc.	1,900	56,810
John Nuveen Co. Class A	2,300	125,695
Knight Trading Group, Inc. (a)	8,800	143,000
LaBranche & Co., Inc. (a)	3,600	156,240
Legg Mason, Inc.	1,600	76,544
Lehman Brothers Holdings, Inc.	17,000	1,167,050
Liberty Financial Companies, Inc.	3,400	153,612
MBNA Corp.	65,900	2,166,792
Merrill Lynch & Co., Inc.	56,900	3,408,310
Metris Companies, Inc.	3,435	75,433
Meyerson & Co., Inc. (a)	1,900	7,363
MFN Financial Corp.:
warrants 3/23/02 (a)	10	0
warrants 3/23/03 (a)	10	1
warrants 3/23/04 (a)	10	0
Moody's Corp.	10,600	285,776
Morgan Keegan, Inc.	2,300	61,755
Morgan Stanley Dean Witter & Co.	79,800	5,197,374
Neuberger Berman, Inc.	3,500	261,450
New Century Financial Corp. (a)	3,100	31,000
NextCard, Inc. (a)	2,000	18,750
Ocwen Financial Corp. (a)	5,397	40,478
Olympic Cascade Financial Corp. (a)	1,200	3,900
Paulson Capital Corp. (a)	1,300	6,419
Point West Capital Corp. (a)	2,800	1,575
Providian Financial Corp.	19,500	975,195
Raymond James Financial, Inc.	3,450	114,195
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Resource America, Inc. Class A	2,300	$ 25,156
Resource Bancshares Mortgage Group, Inc.	905	7,127
SEI Investments Co.	3,700	316,177
Siebert Financial Corp.	2,700	14,175
SierraCities.com, Inc. (a)	1,700	9,563
Southwest Securities Group, Inc.	2,188	45,729
State Street Corp.	11,100	1,114,995
Stifel Financial Corp.	1,000	13,150
Stilwell Financial, Inc.	15,800	504,020
Stockwalk Group, Inc. (a)	767	2,001
Student Loan Corp.	900	57,141
T. Rowe Price Group, Inc.	8,600	306,913
TD Waterhouse Group, Inc. (a)	3,300	41,811
TechSys, Inc. (a)	800	800
THCG, Inc. (a)	1,400	481
TradeStation Group, Inc. (a)	1,200	2,700
Tucker Anthony Sutro Corp.	1,900	44,745
USA Education, Inc.	13,450	975,529
Waddell & Reed Financial, Inc. Class A	5,968	183,337
Waterside Capital Corp.	1,100	4,469
WFS Financial, Inc. (a)	300	5,794
Winfield Capital Corp. (a)	1,500	4,313
Wit Soundview Group, Inc. (a)	5,500	16,328
Ziegler Companies, Inc.	500	8,005
		66,642,036
Insurance - 4.5%
21st Century Holding Co.	1,300	3,250
21st Century Insurance Group	9,200	173,236
Acceptance Insurance Co., Inc. (a)	13,100	58,295
AFLAC, Inc.	21,000	1,263,360
Alfa Corp.	2,700	52,819
Allcity Insurance Co. (a)	9,500	59,375
Alleghany Corp.	510	103,326
Allmerica Financial Corp.	3,000	159,450
Allstate Corp.	51,049	2,034,813
American Financial Group, Inc.	4,000	96,000
American General Corp.	20,929	1,595,627
American International Group, Inc.	166,518	13,621,172
American National Insurance Co.	1,900	138,730
Amerus Group Co.	1,767	51,685
Aon Corp.	16,950	580,877
Arch Capital Group Ltd. (a)	5,100	81,600
Argonaut Group, Inc.	1,800	31,247
Arthur J. Gallagher & Co.	4,400	112,332
Atlantic American Corp. (a)	100	198
Baldwin & Lyons, Inc. Class B	2,000	43,500
Berkshire Hathaway, Inc. Class A (a)	107	7,522,100
Brown & Brown, Inc.	1,200	46,800
Capitol Transamerica Corp.	2,500	31,406

	Shares	Value (Note 1)
Ceres Group, Inc. (a)	1,100	$ 7,150
Cincinnati Financial Corp.	11,300	415,981
Citizens Financial Corp. (a)	200	2,200
Citizens, Inc. Class A	1,926	11,941
CNA Financial Corp. (a)	12,700	480,187
CNA Surety Corp.	3,000	39,930
Commerce Group, Inc.	2,500	74,500
Conseco, Inc.	22,540	316,011
Cotton State Life & Health Insurance Co.	500	5,219
Crawford & Co. Class B	1,300	15,470
Danielson Holding Corp. (a)	1,300	5,525
Delphi Financial Group, Inc. Class A (a)	1,460	50,136
Donegal Group, Inc.	500	5,500
E.W. Blanch Holdings, Inc.	800	6,656
EMC Insurance Group	3,000	31,125
Enhance Financial Services Group, Inc.	2,700	36,315
Erie Indemnity Co. Class A	3,500	97,125
Farm Family Holdings, Inc. (a)	600	26,244
FBL Financial Group, Inc. Class A	1,870	27,957
Fidelity National Financial, Inc.	4,451	137,803
Financial Industries Corp.	500	4,563
First American Corp.	4,000	121,600
FPIC Insurance Group, Inc. (a)	6,100	58,713
Fremont General Corp.	4,200	15,120
Frontier Insurance Group, Inc. (a)	13,130	1,444
Gainsco, Inc.	1,500	2,955
Great American Financial Resources, Inc.	3,000	56,910
Harleysville Group, Inc.	2,000	49,750
Hartford Financial Services Group, Inc.	15,600	996,060
HCC Insurance Holdings, Inc.	3,000	70,560
Highlands Insurance Group, Inc. (a)	8,300	67,977
Hilb, Rogal & Hamilton Co.	300	11,475
Horace Mann Educators Corp.	3,000	49,860
Independence Holding Co.	660	8,580
Intercontinental Life Corp. (a)	700	7,263
Investors Title Co.	4,800	72,000
Jefferson-Pilot Corp.	6,700	452,317
John Hancock Financial Services, Inc.	21,900	753,360
Kansas City Life Insurance Co.	900	35,550
LandAmerica Financial Group, Inc.	800	28,720
Leucadia National Corp.	3,000	102,330
Lincoln National Corp.	13,200	579,084
Loews Corp.	6,800	738,956
Markel Corp. (a)	500	89,875
Marsh & McLennan Companies, Inc.	20,850	2,230,950
MBIA, Inc.	6,893	523,730
Meadowbrook Insurance Group, Inc.	600	2,700
Medical Assurance, Inc.	4,615	71,071
MEEMIC Holdings, Inc. (a)	3,500	84,875
Mercury General Corp.	2,400	82,080
Meridian Insurance Group, Inc.	600	17,625
MetLife, Inc.	54,400	1,678,240
MGIC Investment Corp.	7,500	434,625
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
MIIX Group, Inc.	1,100	$ 8,195
Motor Club of America (a)	8,000	66,000
National Security Group, Inc.	1,300	18,200
National Western Life Insurance Co. Class A (a)	200	21,350
Nationwide Financial Services, Inc. Class A	1,700	70,380
Navigators Group, Inc. (a)	2,000	27,750
Nymagic, Inc.	2,000	36,800
Ohio Casualty Corp.	4,200	37,669
Old Republic International Corp.	7,850	221,763
Penn Treaty American Corp. (a)	600	11,208
Penn-America Group, Inc.	10,000	93,000
Philadelphia Consolidated Holding Corp. (a)	800	24,600
PICO Holdings, Inc. (a)	6,200	80,213
PMA Capital Corp. Class A	5,400	92,138
PMI Group, Inc.	3,050	170,831
Presidential Life Corp.	2,200	34,100
Professionals Group, Inc. (a)	3,600	86,625
Progressive Corp.	5,100	504,900
Protective Life Corp.	4,486	135,029
Radian Group, Inc.	2,666	164,892
Reinsurance Group of America, Inc.	3,500	135,275
Reliance Group Holdings, Inc. (a)	7,000	420
RLI Corp.	1,000	42,000
RTW, Inc. (a)	2,900	8,156
SAFECO Corp.	7,600	165,300
SCPIE Holding, Inc.	3,800	99,674
Selective Insurance Group, Inc.	2,000	43,500
StanCorp Financial Group, Inc.	2,200	86,020
State Auto Financial Corp.	2,700	42,356
Stewart Information Services Corp.	2,000	36,600
The Chubb Corp.	12,164	872,767
The Midland Co.	3,000	99,750
The MONY Group, Inc.	4,082	151,034
The St. Paul Companies, Inc.	14,906	689,999
Torchmark Corp.	8,900	309,542
Transatlantic Holdings, Inc.	2,400	239,232
Trenwick Group Ltd.	2,300	50,508
Triad Guaranty, Inc. (a)	900	26,100
UICI (a)	1,400	11,480
Unico American Corp.	9,300	55,800
United Fire & Casualty Co.	1,000	20,938
United Trust Group, Inc. (a)	300	1,538
Unitrin, Inc.	4,000	154,000
UnumProvident Corp.	16,593	434,239
Vesta Insurance Group Corp.	14,400	98,640
W.R. Berkley Corp.	2,000	85,375
Wesco Financial Corp.	500	149,950

	Shares	Value (Note 1)
White Mountains Insurance Group Ltd.	400	$ 124,800
Zenith National Insurance Corp.	1,200	32,760
		45,328,487
Real Estate - 1.0%
Alexander's, Inc. (a)	100	6,601
Alexandria Real Estate Equities, Inc.	600	22,782
AMB Property Corp.	5,100	126,021
American Industrial Properties	200	2,488
American Real Estate Partners LP (a)	2,300	22,655
AMLI Residential Properties Trust (SBI)	500	10,900
Apartment Investment & Management Co. Class A	4,531	199,364
Archstone Communities Trust	8,900	218,139
Arden Realty Group, Inc.	3,700	88,245
AvalonBay Communities, Inc.	5,900	280,191
Avatar Holdings, Inc. (a)	300	6,600
Bedford Property Investors, Inc.	400	7,948
Bluegreen Corp. (a)	900	2,025
Boston Properties, Inc.	7,400	298,516
Boykin Lodging Co.	500	5,550
Brandywine Realty Trust	1,700	32,300
BRE Properties, Inc. Class A	2,600	76,128
Cabot Industrial Trust	2,000	40,100
Cadiz, Inc. (a)	1,900	19,000
California Coastal Communities, Inc.	6,300	20,869
Camden Property Trust (SBI)	2,075	66,442
Capital Automotive	300	4,256
CarrAmerica Realty Corp.	4,000	119,600
Catellus Development Corp. (a)	6,800	122,536
CB Richard Ellis Services, Inc. (a)	800	12,392
CBL & Associates Properties, Inc.	1,000	26,700
CenterPoint Properties Trust	1,100	50,655
Charles E. Smith Residential Realty, Inc.	1,100	47,685
Chateau Communities, Inc.	1,400	43,316
Chelsea Property Group, Inc.	600	24,798
Colonial Properties Trust (SBI)	900	24,129
Commercial Net Lease Realty, Inc.	400	4,500
Consolidated-Tomoka Land Co.	3,800	56,810
Cornerstone Realty Income Trust, Inc.	900	9,873
Cousins Properties, Inc.	2,850	73,758
Crescent Real Estate Equities Co.	10,300	218,772
Developers Diversified Realty Corp.	3,200	43,680
Duke-Weeks Realty Corp.	10,200	233,580
Eastgroup Properties, Inc.	300	6,630
Equity Inns, Inc.	1,400	10,682
Equity Office Properties Trust	30,750	886,215
Equity Residential Properties Trust (SBI)	14,030	730,963
Essex Property Trust, Inc.	900	45,135
Federal Realty Investment Trust (SBI)	1,900	37,620
FelCor Lodging Trust, Inc.	7,268	172,978
First Industrial Realty Trust, Inc.	9,900	325,215
First Union Real Estate Equity & Mortgage Investments	1,440	3,946
Forest City Enterprises, Inc. Class A	1,800	75,852
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Franchise Finance Corp. of America	3,200	$ 71,776
FrontLine Capital Group (a)	2,700	37,294
Gables Residential Trust (SBI)	1,100	30,030
General Growth Properties, Inc.	3,700	124,912
Getty Realty Corp.	100	1,495
Glenborough Realty Trust, Inc.	8,800	162,096
Glimcher Realty Trust (SBI)	700	10,290
Great Lakes REIT, Inc.	100	1,670
Health Care Property Investors, Inc.	2,946	92,239
Health Care REIT, Inc.	400	7,632
Healthcare Realty Trust, Inc.	1,900	42,199
Highwoods Properties, Inc.	3,700	92,130
Home Properties of New York, Inc.	800	21,560
Hospitality Properties Trust (SBI)	3,200	83,040
Host Marriott Corp.	21,100	266,282
HRPT Properties Trust	21,300	172,743
Innkeepers USA Trust	700	7,707
Insignia Financial Group, Inc. (a)	733	9,566
IRT Property Co.	300	2,700
iStar Financial, Inc.	4,632	115,800
JDN Realty Corp.	650	8,223
Jones Lang LaSalle, Inc. (a)	2,700	38,070
JP Realty, Inc.	100	1,869
Kilroy Realty Corp.	1,200	31,668
Kimco Realty Corp.	3,800	159,030
Koger Equity, Inc.	800	12,336
Liberty Property Trust (SBI)	4,800	129,264
LNR Property Corp.	1,200	33,720
Mack-Cali Realty Corp.	3,900	104,520
Manufactured Home Communities, Inc.	800	22,080
Maui Land & Pineapple, Inc.	300	6,870
Meditrust Corp. unit (a)	17,796	64,955
MeriStar Hospitality Corp.	2,400	48,240
Merry Land Properties, Inc. (a)	50	334
Mid-America Apartment Communities, Inc.	500	10,900
Mills Corp.	800	15,448
National Golf Properties, Inc.	100	2,218
Nationwide Health Properties, Inc.	2,100	31,017
New Plan Excel Realty Trust	7,300	110,668
Newhall Land & Farming Co.	1,600	42,400
Pacific Gulf Properties, Inc.	800	5,240
Pan Pacific Retail Properties, Inc.	600	13,494
Parkway Properties, Inc.	100	2,910
Pinnacle Holdings, Inc. (a)	3,300	31,247
Post Properties, Inc.	2,400	87,600
Prentiss Properties Trust (SBI)	1,900	46,930
ProLogis Trust	18,100	371,412
PS Business Parks, Inc.	1,000	27,250
Public Storage, Inc.	8,000	205,840
Realty Income Corp.	1,100	27,720

	Shares	Value (Note 1)
Reckson Associates Realty Corp.	2,400	$ 55,920
Redwood Trust, Inc.	300	5,754
Regency Centers Corp.	3,200	76,640
RFS Hotel Investors, Inc.	400	5,600
Security Capital Group, Inc. Class B (a)	2,300	47,656
Senior Housing Properties Trust (SBI)	820	8,471
Shurgard Storage Centers, Inc. Class A	1,300	32,539
Simon Property Group, Inc.	16,900	432,809
SL Green Realty Corp.	1,100	30,888
Spieker Properties, Inc.	10,000	559,800
Storage USA, Inc.	1,400	41,720
Summit Properties, Inc.	1,100	25,641
Sun Communities, Inc.	700	22,470
Talk Visual Corp. (a)	11,700	772
Taubman Centers, Inc.	2,100	24,255
The Macerich Co.	1,600	33,184
The Rouse Co.	4,300	107,715
The St. Joe Co.	4,000	91,760
Thornburg Mortgage, Inc.	400	4,524
Town & Country Trust	200	3,900
Trammell Crow Co. (a)	2,900	35,815
Trendwest Resorts, Inc. (a)	700	19,819
United Dominion Realty Trust, Inc.	5,500	66,330
Ventas, Inc.	1,400	11,802
Vornado Operating Co. (a)	60	264
Vornado Realty Trust	9,300	351,633
W.P. Carey & Co. LLC	1,200	23,940
Washington (REIT) (SBI)	1,600	35,200
Weingarten Realty Investors (SBI)	1,500	62,985
Westfield America, Inc.	3,800	62,814
		10,294,394
TOTAL FINANCIALS		182,434,941
HEALTH CARE - 13.5%
Biotechnology - 1.7%
Aastrom Biosciences, Inc. (a)	1,900	1,900
Abgenix, Inc. (a)	5,400	183,600
Advanced Tissue Sciences, Inc. Class A (a)	1,500	6,000
Affymetrix, Inc. (a)	3,500	200,539
Albany Molecular Research, Inc. (a)	3,600	185,400
Alexion Pharmaceuticals, Inc. (a)	1,400	41,125
Alkermes, Inc. (a)	3,100	96,100
Allergan Specialty Therapeutics, Inc. Class A (a)	15	365
Alliance Pharmaceutical Corp. (a)	1,500	3,750
American Biogenetic Sciences Class A (a)	7,400	6,938
Amgen, Inc. (a)	73,400	5,289,388
Amylin Pharmaceuticals, Inc. (a)	2,200	20,625
Applera Corp. - Celera Genomics Group (a)	3,818	166,083
Applied Molecular Evolution, Inc.	4,100	49,456
Arena Pharmaceuticals, Inc.	1,000	22,375
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
ArQule, Inc. (a)	3,400	$ 61,200
Aurora Biosciences Corp. (a)	1,400	25,550
AutoImmune, Inc. (a)	11,500	24,438
Avant Immunotherapeutics, Inc. (a)	1,400	7,438
AVI BioPharma, Inc. (a)	2,700	15,188
Avigen, Inc. (a)	1,600	25,100
Aviron (a)	3,100	130,006
Bio-Technology General Corp. (a)	6,200	46,500
BioCryst Pharmaceuticals, Inc. (a)	1,700	10,625
Biogen, Inc. (a)	10,200	729,938
BioMarin Pharmaceutical, Inc. (a)	700	5,950
Biopure Corp. (a)	700	13,213
BioShield Technologies, Inc. (a)	4,100	1,409
BioSource International, Inc. (a)	3,600	35,100
BioSphere Medical, Inc. (a)	800	8,900
BioTime, Inc. (a)	400	3,520
Celgene Corp. (a)	4,100	107,113
Cell Genesys, Inc. (a)	5,600	89,950
Cell Therapeutics, Inc. (a)	2,000	47,625
Cephalon, Inc. (a)	3,806	209,568
Cepheid, Inc.	2,600	13,325
Charles River Labs International, Inc.	2,200	53,240
Chiron Corp. (a)	14,800	692,825
Ciphergen Biosystems, Inc.	1,800	11,363
COR Therapeutics, Inc. (a)	3,100	106,563
Corvas International, Inc. (a)	6,300	63,394
Cubist Pharmaceuticals, Inc. (a)	2,400	71,400
CuraGen Corp. (a)	2,100	58,406
CV Therapeutics, Inc. (a)	2,400	85,800
CYTOGEN Corp. (a)	3,700	13,759
Digene Corp. (a)	400	11,475
Diversa Corp.	2,400	36,600
Enchira Biotechnology Corp. (a)	1,700	6,163
EntreMed, Inc. (a)	500	9,781
Enzo Biochem, Inc.	1,370	26,441
Enzon, Inc. (a)	3,300	209,756
Epimmune, Inc. (a)	3,100	9,494
Exelixis, Inc.	2,600	27,950
Fusion Medical Technologies, Inc. (a)	1,100	5,088
Gene Logic, Inc. (a)	3,000	60,188
Genelabs Technologies, Inc. (a)	7,200	44,550
Genencor International, Inc.	4,000	64,000
Genentech, Inc.	13,700	719,250
Genome Therapeutics Corp. (a)	3,300	27,122
Genta, Inc. (a)	8,300	56,025
Genzyme Corp.:
Biosurgery Division (a)	1,555	10,399
General Division (a)	6,700	589,181
Genzyme Transgenics Corp. (a)	4,100	26,906
Geron Corp. (a)	1,300	19,988
Gilead Sciences, Inc. (a)	6,000	224,250

	Shares	Value (Note 1)
Hemispherx Biopharma, Inc. (a)	800	$ 3,480
Human Genome Sciences, Inc. (a)	7,900	434,006
Hyseq, Inc. (a)	800	9,700
ICOS Corp. (a)	3,100	167,788
IDEC Pharmaceuticals Corp. (a)	10,200	575,025
IDEXX Laboratories, Inc. (a)	1,400	32,988
Ilex Oncology, Inc. (a)	2,500	46,250
ImClone Systems, Inc. (a)	4,100	145,038
Immtech International, Inc. (a)	1,200	9,900
Immune Response Corp. (a)	6,100	16,775
ImmunoGen, Inc. (a)	1,700	26,775
Immunomedics, Inc. (a)	2,300	29,756
Incyte Genomics, Inc. (a)	3,800	63,888
Interneuron Pharmaceuticals, Inc. (a)	10,600	37,100
Invitrogen Corp. (a)	4,666	375,613
Kos Pharmaceuticals, Inc. (a)	900	15,750
Kosan Biosciences, Inc. (a)	100	1,000
Large Scale Biology Corp.	500	3,688
Lexicon Genetics, Inc.	2,800	25,900
LifeCell Corp. (a)	5,000	11,563
Ligand Pharmaceuticals, Inc. Class B (a)	1,900	21,613
Luminex Corp.	1,600	49,300
Lynx Therapeutics, Inc. (a)	700	7,241
Matrix Pharmaceutical, Inc. (a)	4,400	50,325
Maxim Pharmaceuticals, Inc. (a)	1,500	9,000
Maxygen, Inc. (a)	1,700	26,988
Medarex, Inc. (a)	4,700	120,144
Medimmune, Inc. (a)	16,100	703,369
Millennium Pharmaceuticals, Inc. (a)	14,200	479,250
Myriad Genetics, Inc. (a)	2,400	132,900
Nanogen, Inc. (a)	1,100	7,975
Neogen Corp. (a)	1,300	17,388
Neopharm, Inc. (a)	200	4,375
NeoRX Corp. (a)	5,400	36,450
Neose Technologies, Inc. (a)	100	3,125
Neurocrine Biosciences, Inc. (a)	2,500	54,531
Neurogen Corp. (a)	500	13,438
Nexell Therapeutics, Inc. (a)	4,700	13,659
ONYX Pharmaceuticals, Inc. (a)	3,800	38,475
Orchid BioSciences, Inc.	2,300	16,675
Organogenesis, Inc. (a)	950	11,210
OSI Pharmaceuticals, Inc. (a)	3,100	135,238
Paradigm Genetics, Inc.	4,800	26,400
Peregrine Pharmaceuticals, Inc. (a)	5,400	7,425
Pharmacopeia, Inc. (a)	2,800	56,350
Progenics Pharmaceuticals, Inc. (a)	3,300	48,675
Protein Design Labs, Inc. (a)	3,900	244,238
Regeneron Pharmaceuticals, Inc. (a)	1,500	47,063
Repligen Corp. (a)	8,000	32,500
Ribozyme Pharmaceuticals, Inc. (a)	3,500	27,563
Sangamo Biosciences, Inc. (a)	1,000	16,750
Sangstat Medical Corp. (a)	900	9,450
SciClone Pharmaceuticals, Inc. (a)	7,300	36,728
Scios, Inc. (a)	2,400	42,150
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Sepracor, Inc. (a)	4,800	$ 249,300
Sequenom, Inc.	3,040	34,200
Serologicals Corp. (a)	3,450	37,950
StemCells, Inc. (a)	12,100	32,897
Tanox, Inc.	2,300	77,769
Targeted Genetics Corp. (a)	2,100	8,991
Techne Corp. (a)	3,000	80,813
Texas Biotechnology Corp. (a)	1,300	10,231
Titan Pharmaceuticals, Inc. (a)	1,300	40,300
Transkaryotic Therapies, Inc. (a)	2,500	41,680
Trimeris, Inc. (a)	1,200	54,919
Vertex Pharmaceuticals, Inc. (a)	3,800	189,050
Vical, Inc. (a)	1,900	26,600
Vion Pharmaceuticals, Inc. (a)	4,500	26,719
Viragen, Inc. (a)	14,100	16,356
ViroLogic, Inc.	1,600	5,350
ViroPharma, Inc. (a)	1,200	28,800
XOMA Ltd. (a)	11,000	79,406
		16,847,932
Health Care Equipment & Supplies - 1.5%
1-800 CONTACTS, Inc. (a)	600	11,738
Aerogen, Inc.	9,600	57,600
ALARIS Medical, Inc. (a)	2,200	2,090
Apogent Technologies, Inc.	7,300	146,584
Applera Corp. - Applied Biosystems Group	14,276	986,472
Arrow International, Inc.	600	21,938
Arthrocare Corp. (a)	3,200	57,200
Atrion Corp. (a)	300	4,275
Bacou USA, Inc. (a)	600	15,210
Bausch & Lomb, Inc.	3,200	171,904
Baxter International, Inc.	21,700	1,998,353
Beckman Coulter, Inc.	8,200	331,690
Becton, Dickinson & Co.	16,100	579,278
Bio-Rad Laboratories, Inc. Class A (a)	100	3,505
Bio-Vascular, Inc. (a)	1,000	5,625
Biomet, Inc.	15,850	615,178
Biosite Diagnostics, Inc. (a)	2,300	87,544
Boston Biomedica, Inc. (a)	3,700	6,013
Boston Scientific Corp. (a)	26,200	432,038
Bruker Daltonics, Inc.	3,400	61,413
C.R. Bard, Inc.	3,400	150,858
Caliper Technologies Corp. (a)	1,200	30,600
Candela Corp. (a)	3,650	25,778
Cerus Corp. (a)	500	28,969
Cholestech Corp. (a)	100	513
Chromavision Medical Systems, Inc. (a)	3,500	18,156
Closure Medical Corp. (a)	1,400	27,738
Coherent, Inc. (a)	1,900	79,563
Colorado Medtech, Inc. (a)	3,200	14,200
CONMED Corp. (a)	3,500	80,281

	Shares	Value (Note 1)
Cooper Companies, Inc.	100	$ 4,090
Curon Medical, Inc.	12,600	63,000
Cyberonics, Inc. (a)	5,600	128,100
Cygnus, Inc. (a)	3,600	18,788
Cytyc Corp. (a)	1,900	119,463
Datascope Corp.	2,100	72,844
DENTSPLY International, Inc.	5,300	199,413
Diagnostic Products Corp.	100	5,272
Diasys Corp. (a)	2,600	3,926
Eclipse Surgical Technologies (a)	300	394
Edwards Lifesciences Corp. (a)	4,060	85,057
Genomic Solutions, Inc.	4,500	30,094
Gliatech, Inc. (a)	3,900	10,725
Guidant Corp. (a)	20,600	1,049,982
Gum Tech International, Inc. (a)	3,500	24,500
Haemonetics Corp. (a)	800	23,184
Heartport, Inc. (a)	1,300	3,372
Hillenbrand Industries, Inc.	3,400	172,380
Hologic, Inc. (a)	5,700	32,063
I-Stat Corp. (a)	100	1,950
IGEN International, Inc. (a)	1,900	24,700
Illumina, Inc.	2,200	33,000
Imatron, Inc. (a)	15,300	26,775
Implant Sciences Corp. (a)	200	1,440
INAMED Corp. (a)	2,300	51,175
Inhale Therapeutic Systems, Inc. (a)	2,800	78,050
Interpore International, Inc. (a)	5,600	21,700
Invacare Corp.	2,800	101,780
Inverness Medical Technology, Inc. (a)	800	22,400
KeraVision, Inc. (a)	5,400	2,025
Kewaunee Scientific Corp.	1,800	16,650
Laser Vision Centers, Inc. (a)	4,700	22,325
LaserSight, Inc. (a)	1,700	2,497
Medtronic, Inc.	89,726	4,592,177
Mentor Corp.	3,000	69,188
Mesa Laboratories, Inc. (a)	3,600	18,450
Micro Therapeutics, Inc. (a)	5,700	31,350
MiniMed, Inc. (a)	6,400	226,400
Molecular Devices Corp. (a)	800	53,750
Neoprobe Corp. (a)	100	53
North American Scientific, Inc. (a)	3,400	24,225
Noven Pharmaceuticals, Inc. (a)	3,900	126,750
Novoste Corp. (a)	2,500	83,750
Ocular Sciences, Inc. (a)	6,400	110,400
ORATEC Interventions, Inc.	1,200	8,138
Osteotech, Inc. (a)	3,150	20,081
Physiometrix, Inc. (a)	2,800	24,500
PLC Systems, Inc. (a)	400	432
Precision Optics Corp., Inc. (a)	3,900	9,384
Resmed, Inc. (a)	2,200	98,912
Respironics, Inc. (a)	500	12,563
Sabratek Corp. (a)	1,500	5
Sola International, Inc. (a)	700	6,440
Sonic Innovations, Inc.	3,300	24,338
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
SonoSight, Inc. (a)	333	$ 4,891
Spacelabs Medical, Inc. (a)	500	6,125
St. Jude Medical, Inc. (a)	4,972	279,029
Steris Corp. (a)	2,000	37,400
Stryker Corp.	12,700	713,105
Sunrise Technologies, Inc. (a)	4,300	8,869
SurModics, Inc. (a)	1,200	37,256
Sybron Dental Specialties, Inc. (a)	2,433	47,808
TCPI, Inc. (a)	12,600	655
Theragenics Corp. (a)	1,300	8,645
Thoratec Laboratories Corp. (a)	3,900	35,344
Transgenomic, Inc.	1,800	12,600
TriPath Imaging, Inc. (a)	4,200	40,688
Urologix, Inc. (a)	1,000	18,250
Uromed Corp. (a)	4,820	14,159
Varian Medical Systems, Inc. (a)	1,400	92,960
Vasomedical, Inc. (a)	14,900	74,966
Ventana Medical Systems, Inc. (a)	700	15,794
VISX, Inc. (a)	2,800	47,740
Zoll Medical Corp. (a)	3,300	138,806
		15,681,794
Health Care Providers & Services - 1.7%
Accredo Health, Inc. (a)	150	4,359
AdvancePCS (a)	4,700	208,563
Aetna, Inc. (a)	11,800	439,314
AHT Corp. (a)	1,000	2
Alterra Healthcare Corp. (a)	500	370
American Healthways, Inc. (a)	100	1,675
American HomePatient, Inc. (a)	1,300	663
AmeriPath, Inc. (a)	900	17,663
AmeriSource Health Corp. Class A (a)	3,500	188,020
Amsurg Corp. Class A (a)	9	173
Andrx Group (a)	5,300	303,508
Apria Healthcare Group, Inc. (a)	1,500	36,915
ARV Assisted Living, Inc. (a)	100	86
Assisted Living Concepts, Inc. (a)	400	156
Bergen Brunswig Corp. Class A	7,227	130,014
Beverly Enterprises, Inc. (a)	1,000	7,690
Boron LePore & Associates, Inc. (a)	600	7,013
Cardinal Health, Inc.	22,089	2,242,034
Caremark Rx, Inc. (a)	14,000	196,000
Carematrix Corp. (a)	156	39
Chronimed, Inc.	200	2,863
CIGNA Corp.	12,300	1,348,941
Claimsnet.com, Inc. (a)	3,100	5,038
Community Health Systems, Inc. (a)	5,300	149,195
Covance, Inc. (a)	3,700	55,500
Coventry Health Care, Inc. (a)	2,000	36,750
Curative Health Services, Inc. (a)	1,000	6,000
Cyber-Care, Inc. (a)	10,100	32,825
DaVita, Inc. (a)	2,267	39,854

	Shares	Value (Note 1)
Express Scripts, Inc. Class A (a)	3,600	$ 322,875
First Health Group Corp. (a)	3,300	140,869
First Horizon Pharmaceutical Corp.	4,400	105,600
Fonar Corp. (a)	200	216
Genesis Health Ventures, Inc. (a)	1,700	502
Gentiva Health Services, Inc. (a)	2,000	38,000
HCA - The Healthcare Co.	44,200	1,750,320
Health Management Associates, Inc. Class A (a)	15,250	263,825
Health Net, Inc. (a)	6,300	138,411
Healthcare Recoveries, Inc. (a)	400	1,550
Healthcare.com Corp. (a)	1,800	3,150
HealthExtras, Inc. (a)	1,400	7,963
Healthplan Services Corp. (a)	500	4,525
HEALTHSOUTH Corp. (a)	23,419	372,830
Henry Schein, Inc. (a)	1,300	37,131
Hooper Holmes, Inc.	2,100	16,800
Humana, Inc. (a)	7,300	98,550
IMPATH, Inc. (a)	1,100	54,931
Integrated Health Services, Inc. (a)	2,200	242
Laboratory Corp. of America Holdings (a)	2,400	385,200
LCA-Vision, Inc. (a)	6,400	17,600
Lifeline Systems, Inc.	1,700	27,200
Lifepoint Hospitals, Inc. (a)	4,463	173,499
Lincare Holdings, Inc. (a)	6,200	365,413
Manor Care, Inc. (a)	3,900	95,121
Maximus, Inc. (a)	700	24,584
McKesson HBOC, Inc.	19,057	554,178
Medical Resources, Inc. (a)	66	1
Mid-Atlantic Medical Services, Inc. (a)	1,600	31,456
MIM Corp. (a)	6,300	11,813
NCS HealthCare, Inc. Class A (a)	1,000	344
Omnicare, Inc.	7,100	157,407
Orthodontic Centers of America, Inc. (a)	4,300	101,050
Owens & Minor, Inc.	200	2,992
Oxford Health Plans, Inc. (a)	5,400	178,538
PacifiCare Health Systems, Inc. (a)	4,700	183,888
PAREXEL International Corp. (a)	1,800	29,363
Patterson Dental Co. (a)	5,500	173,938
Pediatrix Medical Group (a)	1,300	29,315
Pharmaceutical Product Development, Inc. (a)	4,300	239,456
Phycor, Inc. (a)	1,800	117
Priority Healthcare Corp. Class B (a)	3,794	155,080
Professional Detailing, Inc. (a)	1,100	57,338
Province Healthcare Co. (a)	4,500	157,219
PSS World Medical, Inc. (a)	12,500	55,469
Quest Diagnostics, Inc. (a)	2,800	295,120
Quintiles Transnational Corp. (a)	6,766	121,788
Quorum Health Group, Inc. (a)	8,000	133,500
RehabCare Group, Inc. (a)	100	4,600
Renal Care Group, Inc. (a)	5,550	146,728
Res-Care, Inc. (a)	2,400	16,500
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Rural/Metro Corp. (a)	500	$ 719
Service Corp. International (SCI) (a)	16,452	58,734
Specialty Laboratories, Inc. (a)	6,100	167,445
SRI/Surgical Express, Inc. (a)	900	15,863
Stewart Enterprises, Inc. Class A	11,100	37,116
Sunrise Assisted Living, Inc. (a)	7,400	175,750
Syncor International Corp. (a)	800	28,000
Tenet Healthcare Corp.	26,400	1,217,832
Triad Hospitals, Inc. (a)	2,463	80,509
Trigon Healthcare, Inc. (a)	2,600	156,494
U.S. Oncology, Inc. (a)	482	5,061
UnitedHealth Group, Inc.	21,600	1,279,368
Universal Health Services, Inc. Class B (a)	2,700	242,325
Ventiv Health, Inc. (a)	4,733	76,615
Vision Twenty-One, Inc. (a)	3,600	144
Wellpoint Health Networks, Inc. (a)	5,800	573,330
		16,860,633
Pharmaceuticals - 8.6%
3 Dimensional Pharmaceuticals, Inc.	100	1,063
aaiPharma, Inc. (a)	1,800	18,000
Abbott Laboratories	115,185	5,642,913
Aclara Biosciences, Inc.	3,200	17,200
Adolor Corp.	8,600	160,713
Alcide Corp. (a)	300	8,475
Allergan, Inc.	8,900	773,855
Alpharma, Inc. Class A	2,500	83,125
ALZA Corp. (a)	15,640	618,562
American Home Products Corp.	96,700	5,973,159
Antigenics, Inc.	2,488	38,875
ARIAD Pharmaceuticals, Inc. (a)	6,400	34,400
AVANIR Pharmaceuticals Class A (a)	600	3,534
AXYS Pharmaceuticals, Inc. (a)	5,035	21,399
Barr Laboratories, Inc. (a)	2,000	111,200
Boston Life Sciences, Inc. (a)	5,400	24,975
Bristol-Myers Squibb Co.	144,200	9,143,722
Cell Pathways, Inc. (a)	3,100	18,503
CIMA Labs, Inc. (a)	400	23,300
Collagenex Pharmaceuticals, Inc. (a)	2,200	11,138
Columbia Laboratories, Inc. (a)	1,300	7,982
Corixa Corp. (a)	1,301	20,166
Cypress Bioscience, Inc. (a)	21,900	13,688
Cytoclonal Pharmaceuticals, Inc. (a)	3,400	19,763
Dendreon Corp.	200	2,350
Discovery Laboratories, Inc. (a)	3,800	16,625
Discovery Partners International, Inc.	100	900
Duramed Pharmaceuticals, Inc. (a)	2,000	12,000
Durect Corp.	1,500	10,313
Eli Lilly & Co.	83,400	6,626,964
Emisphere Technologies, Inc.	600	14,100
Endo Pharmaceuticals Holdings, Inc. (a)	2,500	17,031

	Shares	Value (Note 1)
Endo Pharmaceuticals Holdings, Inc. warrants 12/31/02 (a)	500	$ 125
Esperion Therapeutics, Inc.	300	2,363
Forest Laboratories, Inc. (a)	14,400	1,001,232
Genzyme Corp. - Molecular Oncology (a)	5,518	57,249
Guilford Pharmaceuticals, Inc. (a)	5,100	115,069
Hollis-Eden Pharmaceutcals, Inc. (a)	1,300	5,119
ICN Pharmaceuticals, Inc.	4,800	127,488
Immunex Corp. (a)	41,100	1,338,319
InKine Pharmaceutical, Inc. (a)	5,100	34,744
Inspire Pharmaceuticals, Inc.	900	8,438
Intermune Pharmaceuticals, Inc.	3,300	93,431
International Isotopes, Inc. (a)	100	13
IntraBiotics Pharmaceuticals, Inc.	1,000	5,000
Isis Pharmaceuticals Co. (a)	3,600	39,150
IVAX Corp. (a)	10,500	393,750
Johnson & Johnson	101,944	9,922,210
King Pharmaceuticals, Inc. (a)	11,071	508,159
KV Pharmaceutical Co. Class A (a)	1,200	29,640
Medicines Co.	1,300	17,225
Medicis Pharmaceutical Corp. Class A (a)	1,650	86,790
Merck & Co., Inc.	167,600	13,441,520
MGI Pharma, Inc. (a)	200	2,800
Mylan Laboratories, Inc.	7,800	182,520
NeoTherapeutics, Inc. (a)	4,800	21,600
NPS Pharmaceuticals, Inc. (a)	4,000	129,000
Pain Therapeutics, Inc.	500	5,063
Pfizer, Inc.	454,025	20,431,125
Pharmacia Corp.	91,100	4,709,870
Pharmacyclics, Inc. (a)	1,600	61,200
PharmaPrint, Inc. (a)	15,200	1,064
Pharmos Corp. (a)	12,500	26,563
PRAECIS Pharmaceuticals, Inc.	2,100	57,881
Pure World, Inc. (a)	330	382
Rosetta Inpharmatics, Inc.	2,100	21,525
Schering-Plough Corp.	107,900	4,342,975
SICOR, Inc. (a)	5,000	62,813
Sonus Pharmaceuticals, Inc. (a)	200	350
SuperGen, Inc. (a)	2,600	32,500
Tularik, Inc. (a)	2,600	67,763
Twinlab Corp. (a)	1,200	2,700
United Therapeutics Corp. (a)	2,000	24,250
Variagenics, Inc.	200	1,238
VaxGen, Inc. (a)	2,900	72,319
Vivus, Inc. (a)	12,100	42,350
Watson Pharmaceuticals, Inc. (a)	6,718	372,849
Zila, Inc. (a)	4,200	11,288
Zonagen, Inc. (a)	600	1,538
		87,402,553
TOTAL HEALTH CARE		136,792,912
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 10.1%
Aerospace & Defense - 1.4%
AAR Corp.	850	$ 11,560
Advanced Aerodynamics & Structures, Inc. Class A (a)	600	281
Aerocentury Corp. (a)	800	3,840
Aeroflex, Inc. (a)	4,100	54,838
Alliant Techsystems, Inc. (a)	3,162	267,980
Applied Signal Technology, Inc.	1,900	9,619
Astronics Corp.	2,300	33,063
Aviall, Inc. (a)	2,800	20,720
Aviation Sales Co. (a)	2,900	13,050
BE Aerospace, Inc. (a)	6,000	134,625
BFGoodrich Co.	6,762	273,455
Boeing Co.	63,200	3,931,040
Datum, Inc. (a)	600	9,863
DRS Technologies, Inc. (a)	2,100	37,170
General Dynamics Corp.	13,800	940,884
Herley Industries, Inc. (a)	3,500	51,625
Hexcel Corp.	1,700	18,666
Honeywell International, Inc.	55,775	2,605,250
Irvine Sensors Corp. (a)	8,600	15,050
Kellstrom Industries, Inc. (a)	800	3,275
Litton Industries, Inc. (a)	3,200	253,600
Lockheed Martin Corp.	29,677	1,111,700
Mercury Computer Systems, Inc. (a)	2,600	98,800
Newport News Shipbuilding, Inc.	3,100	169,415
Northrop Grumman Corp.	6,300	591,885
Orbital Sciences Corp. (a)	1,700	12,614
Pacific Aerospace & Electronics, Inc. (a)	11,400	4,631
Precision Castparts Corp.	3,400	131,070
Raytheon Co. Class B	22,600	750,546
United Technologies Corp.	35,871	2,794,710
Willis Lease Finance Corp. (a)	1,200	11,925
World Fuel Services Corp.	200	1,640
		14,368,390
Air Freight & Couriers - 0.2%
Airborne, Inc.	1,500	15,480
Atlas Air Worldwide Holdings, Inc. (a)	1,450	42,166
EGL, Inc. (a)	4,800	119,400
Expeditors International of Washington, Inc.	4,400	256,850
FedEx Corp. (a)	19,373	792,937
Forward Air Corp. (a)	2,700	99,731
Fritz Companies, Inc. (a)	5,200	58,175
United Parcel Service, Inc. Class B	7,500	423,975
		1,808,714
Airlines - 0.3%
AirTran Holdings, Inc. (a)	1,900	17,480
Alaska Air Group, Inc. (a)	3,000	85,740
America West Holding Corp. Class B (a)	2,200	23,540
AMR Corp.	8,700	289,275
Atlantic Coast Airlines Holdings, Inc. (a)	7,800	145,275

	Shares	Value (Note 1)
Continental Airlines, Inc. Class B (a)	4,200	$ 187,950
Delta Air Lines, Inc.	8,300	349,596
Great Lakes Aviation Ltd. (a)	200	338
Mesa Air Group, Inc. (a)	200	2,000
Midway Airlines Corp. (a)	100	406
Midwest Express Holdings, Inc. (a)	400	7,368
Northwest Airlines Corp. (a)	6,200	136,400
SkyWest, Inc.	11,460	259,999
Southwest Airlines Co.	58,293	1,084,250
Transportation World Airlines, Inc. (a)	2,700	675
UAL Corp.	3,500	133,175
US Airways Group, Inc. (a)	3,300	136,290
		2,859,757
Building Products - 0.2%
American Standard Companies, Inc. (a)	4,600	260,498
American Woodmark Corp.	100	1,963
Apogee Enterprises, Inc.	800	6,825
Armstrong Holdings, Inc.	6,800	24,616
Associated Materials, Inc.	600	10,275
ChinaB2BSourcing.com, Inc. (a)	500	2,125
Crane Co.	4,200	111,930
Dal-Tile International, Inc. (a)	2,800	44,800
Elcor Corp.	900	15,381
Griffon Corp. (a)	4,800	33,600
Insituform Technologies, Inc. Class A (a)	1,400	47,250
Lamson & Sessions Co. (a)	2,300	19,320
Lennox International, Inc.	3,207	38,163
Masco Corp.	40,500	946,485
NCI Building Systems, Inc. (a)	800	15,680
Nortek, Inc. (a)	200	5,824
Owens Corning	2,200	6,578
Patrick Industries, Inc.	600	3,900
PW Eagle, Inc. (a)	700	5,250
Simpson Manufacturing Co. Ltd. (a)	600	29,910
Trex Co., Inc. (a)	1,400	36,260
U.S. Industries, Inc.	6,500	54,275
USG Corp.	6,200	118,048
Watsco, Inc.	1,050	13,230
York International Corp.	2,700	86,400
		1,938,586
Commercial Services & Supplies - 2.1%
Ablest, Inc. (a)	1,000	4,550
ABM Industries, Inc.	1,700	54,910
Administaff, Inc. (a)	2,000	43,840
AG Services of America, Inc. (a)	100	1,500
AHL Services, Inc. (a)	2,600	22,913
Allied Waste Industries, Inc. (a)	9,025	145,754
ANC Rental Corp. (a)	3,900	11,944
Apollo Group, Inc. Class A (a)	7,725	271,341
Applied Graphics Technologies, Inc. (a)	344	1,204
Aquagenix, Inc. (a)	100	1
Argosy Education Group, Inc. Class A (a)	1,100	7,700
Audio Visual Services Corp. (a)	900	450
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Automatic Data Processing, Inc.	47,400	$ 2,796,600
Avery Dennison Corp.	7,800	413,400
Banta Corp.	1,200	31,332
Barrett Business Services, Inc. (a)	1,400	5,250
Berlitz International, Inc. (a)	1,100	14,564
Biospherics, Inc. (a)	3,900	21,206
Bowne & Co., Inc.	1,100	11,385
Bright Horizons Family Solutions, Inc. (a)	2,800	63,700
Butler International, Inc. (a)	1,300	6,338
Career Education Corp. (a)	1,600	73,000
Casella Waste Systems, Inc. Class A (a)	1,253	7,675
Cash Technologies, Inc. (a)	3,400	6,290
CDI Corp. (a)	1,600	23,232
Cendant Corp. (a)	48,410	633,203
Central Parking Corp.	2,800	51,100
Century Business Services, Inc. (a)	2,300	2,875
CheckFree Corp. (a)	4,800	231,300
Chemed Corp.	900	31,545
Childtime Learning Centers, Inc. (a)	900	6,525
Choice Hotels International, Inc. (a)	1,600	21,600
ChoicePoint, Inc. (a)	2,300	127,190
Cintas Corp.	11,611	418,177
Computer Learning Centers, Inc. (a)	420	10
Concord EFS, Inc. (a)	17,825	824,406
Consolidated Graphics, Inc. (a)	2,700	36,504
Convergys Corp. (a)	10,600	449,016
Corinthian Colleges, Inc. (a)	1,800	70,875
Cornell Companies, Inc. (a)	1,400	10,990
Corporate Executive Board Co. (a)	1,600	57,200
Correctional Services Corp. (a)	27	78
Corrections Corp. of America	12,169	11,926
CoStar Group, Inc. (a)	2,189	39,128
CPI Corp.	2,000	42,500
Creditrust Corp. (a)	6,700	5,863
CSG Systems International, Inc. (a)	4,000	150,750
Daisytek International Corp.	5,600	50,313
Day Runner, Inc. (a)	60	11
Deluxe Corp.	4,300	104,705
Devry, Inc. (a)	4,900	177,576
DiamondCluster International, Inc. Class A (a)	1,500	31,594
Digimarc Corp. (a)	1,100	11,550
DualStar Technologies Corp. (a)	5,400	1,856
Dun & Bradstreet Corp. (a)	5,300	133,030
Ecolab, Inc.	8,900	373,355
Edgewater Technology, Inc. (a)	2,800	11,025
Edison Schools, Inc. (a)	4,300	123,625
Education Management Corp. (a)	2,600	91,000
Educational Video Conferencing, Inc. (a)	2,100	3,019
eFunds Corp.	7,871	120,033
Electro Rent Corp. (a)	2,100	29,138

	Shares	Value (Note 1)
Encompass Services Corp. (a)	1,166	$ 6,751
Equifax, Inc.	9,100	275,821
EXE Technologies, Inc. (a)	2,200	21,725
FactSet Research Systems, Inc.	1,700	53,040
First Data Corp.	28,000	1,729,280
Fiserv, Inc. (a)	10,300	509,850
FYI, Inc. (a)	600	20,175
G&K Services, Inc. Class A	5,200	108,225
Galileo International, Inc.	5,900	134,225
GenesisIntermedia.com, Inc. (a)	3,100	66,263
Global Payments, Inc. (a)	1,280	24,320
GP Strategies Corp. (a)	1,600	6,800
Greg Manning Auctions, Inc. (a)	700	1,838
H&R Block, Inc.	5,600	276,080
Hall Kinion & Associates, Inc. (a)	3,400	59,075
Headway Corporate Resources (a)	300	645
Heidrick & Struggles International, Inc. (a)	1,400	46,288
Herman Miller, Inc.	5,800	148,625
HON Industries, Inc.	4,500	111,825
Hunt Corp.	300	2,160
IMS Health, Inc.	19,400	521,860
InfoUSA, Inc. (a)	600	2,850
INSpire Insurance Solutions, Inc. (a)	4,500	5,203
Insurance Auto Auctions, Inc. (a)	1,000	13,375
International Aircraft Investors (a)	1,100	4,538
Interpool, Inc.	2,300	39,905
Ionics, Inc. (a)	1,200	31,032
Iron Mountain, Inc. (a)	3,060	119,371
ITT Educational Services, Inc. (a)	2,900	88,102
John H. Harland Co.	800	14,400
Kaiser Group International, Inc. (a)	300	17
Kelly Services, Inc. Class A	2,700	71,550
kforce.com, Inc. (a)	2,127	7,179
Korn/Ferry International (a)	2,700	47,709
Kroll-O'Gara Co. (a)	3,700	20,581
Labor Ready, Inc. (a)	1,800	7,200
Landauer, Inc.	1,700	36,890
Lason, Inc. (a)	12,000	5,400
Learning Tree International, Inc. (a)	1,600	72,000
Mail-Well, Inc. (a)	1,500	9,750
Manpower, Inc.	5,300	180,359
McGrath RentCorp.	1,200	23,325
MCSi, Inc. (a)	1,900	30,994
MedQuist, Inc. (a)	2,535	54,819
MemberWorks, Inc. (a)	2,400	62,100
Modis Professional Services, Inc. (a)	7,200	44,136
National Data Corp.	1,600	40,848
National Equipment Services, Inc. (a)	300	750
National Processing, Inc. (a)	1,900	34,200
Navigant Consulting, Inc. (a)	5,950	34,510
Navigant International, Inc. (a)	700	7,350
NCH Corp.	400	19,712
NCO Group, Inc. (a)	3,400	99,025
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
New Century Equity Holdings Corp. (a)	1,200	$ 3,000
New England Business Service, Inc.	300	6,105
NewsEdge Corp. (a)	500	1,188
Nextera Enterprises, Inc. Class A (a)	5,000	6,250
Nobel Learning Communities, Inc. (a)	1,000	8,750
NOVA Corp. (a)	4,257	80,926
Ogden Corp. (a)	1,500	24,345
On Assignment, Inc. (a)	1,700	37,506
Paychex, Inc.	29,175	1,165,177
Pegasus Solutions, Inc. (a)	3,050	32,216
PeoplePC, Inc.	7,800	5,850
Per-Se Technologies, Inc. (a)	933	5,598
Personnel Group of America, Inc. (a)	900	1,368
Pitney Bowes, Inc.	20,800	708,240
Pittston Co. - Brinks Group	3,900	77,415
Pre-Paid Legal Services, Inc. (a)	1,000	19,750
Probusiness Services, Inc. (a)	800	24,000
Profit Recovery Group International, Inc. (a)	8,050	57,105
ProsoftTraining.com (a)	3,100	35,844
Protection One, Inc. (a)	100	96
Provant, Inc. (a)	2,300	12,794
R.R. Donnelley & Sons Co.	7,800	231,270
RCM Technologies, Inc. (a)	1,400	6,125
RemedyTemp, Inc. Class A (a)	900	12,263
Republic Services, Inc. (a)	9,300	154,752
Reynolds & Reynolds Co. Class A	4,400	96,712
Robert Half International, Inc. (a)	12,300	295,938
Rollins, Inc.	2,400	48,480
Sabre Holdings Corp. Class A	7,969	343,623
ServiceMaster Co.	21,550	231,232
SOS Staffing Services, Inc. (a)	300	431
Sotheby's Holdings, Inc. Class A (ltd. vtg.) (a)	3,200	80,896
Spherion Corp. (a)	4,620	42,735
Staff Leasing, Inc. (a)	4,700	15,275
Standard Register Co.	900	15,345
Steelcase, Inc. Class A	3,200	45,600
Stericycle, Inc. (a)	4,700	184,475
Strayer Education, Inc.	1,700	50,681
Sylvan Learning Systems (a)	6,700	139,863
Teletech Holdings, Inc. (a)	6,420	99,510
Tetra Tech, Inc. (a)	5,525	95,652
The BISYS Group, Inc. (a)	7,200	389,700
Total System Services, Inc.	12,400	297,600
TRM Corp. (a)	1,400	2,800
U.S. Office Products Co. (a)	1,363	123
U.S. Plastic Lumber Co. (a)	6,600	8,869
U.S. Wireless Corp. (a)	2,200	9,488
Unifirst Corp.	1,100	14,212
United Stationers, Inc. (a)	4,900	122,806

	Shares	Value (Note 1)
Valassis Communications, Inc. (a)	6,200	$ 187,426
Venture Catalyst, Inc. (a)	3,800	4,750
VerticalBuyer, Inc. (a)	720	67
Viad Corp.	6,600	160,974
ViaSource Communications, Inc. (a)	3,100	3,681
Volt Information Sciences, Inc. (a)	1,200	25,416
Wackenhut Corp. (a)	1,400	23,240
Wackenhut Corrections Corp. (a)	2,100	19,656
Wallace Computer Services, Inc.	1,300	23,166
Waste Connections, Inc. (a)	5,000	167,188
Waste Management, Inc.	43,852	1,112,525
West Corp. (a)	3,600	98,100
Workflow Management, Inc. (a)	2,300	16,100
		21,070,989
Construction & Engineering - 0.1%
Butler Manufacturing Co.	200	5,244
Dycom Industries, Inc. (a)	2,750	42,075
Emcor Group, Inc. (a)	2,800	83,020
Fluor Corp. New	7,300	278,276
Foster Wheeler Corp.	6,100	78,385
Granite Construction, Inc.	1,500	49,650
Jacobs Engineering Group, Inc. (a)	1,600	90,016
MasTec, Inc. (a)	3,450	51,681
McDermott International, Inc.	9,300	120,435
Quanta Services, Inc. (a)	4,000	110,440
Walter Industries, Inc.	2,500	22,250
Washington Group International, Inc. (a)	2,700	25,056
		956,528
Electrical Equipment - 0.7%
A.O. Smith Corp.	3,150	58,338
Active Power, Inc.	2,600	51,675
Advanced Energy Industries, Inc. (a)	2,200	49,913
American Power Conversion Corp. (a)	13,400	163,313
American Superconductor Corp. (a)	1,600	27,100
American Technical Ceramics Corp. (a)	1,900	19,931
AMETEK, Inc.	1,700	46,920
Artesyn Technologies, Inc. (a)	2,600	36,888
AstroPower, Inc. (a)	2,400	83,700
Asyst Technologies, Inc. (a)	2,200	29,563
Ault, Inc. (a)	2,800	17,150
Axcess, Inc. (a)	1,600	7,000
AZZ, Inc.	1,900	33,820
Bairnco Corp.	800	6,560
Baldor Electric Co.	3,600	75,600
Belden, Inc.	2,700	66,636
Benchmark Electronics, Inc. (a)	1,700	47,430
BMC Industries, Inc.	5,000	27,000
BOLDER Technologies Corp. (a)	400	88
Brady Corp. Class A	1,700	54,910
C&D Technologies, Inc.	1,800	59,400
Capstone Turbine Corp.	6,800	167,450
Channell Commercial Corp. (a)	800	5,400
Comdisco, Inc.	8,900	113,475
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - continued
Conductus, Inc. (a)	3,800	$ 21,375
Cooper Industries, Inc.	6,300	270,900
CoorsTek, Inc. (a)	300	8,550
CTS Corp.	1,900	64,980
Duraswitch Industries, Inc. (a)	1,500	16,781
Electric Fuel Corp. (a)	6,700	36,850
Electro Scientific Industries, Inc. (a)	1,900	53,319
Emerson Electric Co.	29,143	1,949,667
Encore Wire Corp. (a)	4,600	35,075
Energizer Holdings, Inc. (a)	6,801	169,345
Energy Conversion Devices, Inc. (a)	3,000	78,188
Espey Manufacturing & Electronics Corp.	1,300	23,335
Evergreen Solar, Inc.	1,700	18,488
Fiberstars, Inc. (a)	3,900	26,325
General Cable Corp.	5,000	53,500
Genlyte Group, Inc. (a)	400	11,150
H Power Corp.	4,600	26,163
Hathaway Corp. (a)	4,100	16,913
Hubbell, Inc. Class B	5,300	148,135
II-VI, Inc. (a)	934	10,858
Littelfuse, Inc.	1,400	34,563
M-Wave, Inc. (a)	1,400	16,538
MagneTek, Inc. (a)	3,000	33,600
Manufacturers Services Ltd.	2,000	13,480
MATEC Corp.	2,100	12,810
Merrimac Industries, Inc. (a)	500	8,750
Microtest, Inc. (a)	4,400	16,775
Microvision, Inc. (a)	1,800	30,825
Misonix, Inc. (a)	3,000	24,563
Molex, Inc.	12,537	455,250
Nanophase Technologies Corp. (a)	4,000	28,250
National Service Industries, Inc.	2,600	62,842
Nortech Systems, Inc. (a)	1,900	12,469
Panja, Inc. (a)	3,400	15,300
Paxar Corp. (a)	2,000	22,500
Peco II, Inc.	1,400	19,250
Pemstar, Inc.	3,100	30,225
Penn Engineering & Manufacturing Corp. (non-vtg.)	300	12,030
Plexus Corp. (a)	2,800	86,450
Plug Power, Inc. (a)	3,000	47,250
Power-One, Inc. (a)	5,200	92,300
Proton Energy Systems, Inc.	2,200	20,900
Rayovac Corp. (a)	1,500	28,950
Reptron Electronics, Inc. (a)	100	900
Rockwell International Corp.	13,000	597,480
Sensormatic Electronics Corp. (a)	5,400	118,260
Signal Technology Corp. (a)	1,300	10,725
SLI, Inc.	5,150	48,410
SPX Corp. (a)	1,872	181,584
Tech/Ops Sevcon, Inc.	2,100	18,060

	Shares	Value (Note 1)
Technitrol, Inc.	2,300	$ 80,155
Tecumseh Products Co. Class A	1,800	91,350
Thermo Electron Corp. (a)	12,070	336,753
Thomas & Betts Corp.	4,100	78,228
Ultralife Batteries, Inc. (a)	600	3,488
UQM Technologies, Inc. (a)	3,800	25,650
Valence Technology, Inc. (a)	1,100	8,525
Vari-L Co., Inc. (a)	1,700	5,525
Vicor Corp. (a)	3,300	70,950
Vishay Intertechnology, Inc. (a)	10,118	181,517
Woodward Governor Co.	1,600	89,500
		7,362,087
Industrial Conglomerates - 3.7%
Carlisle Companies, Inc.	2,200	75,900
General Electric Co.	714,184	33,209,313
ITT Industries, Inc.	5,700	231,135
Minnesota Mining & Manufacturing Co.	27,266	3,074,242
Standex International Corp.	100	2,440
Teleflex, Inc.	3,300	141,735
Textron, Inc.	10,400	550,992
Tredegar Industries, Inc.	2,700	49,275
		37,335,032
Machinery - 0.8%
3D Systems Corp. (a)	2,100	26,513
ABC-NACO, Inc. (a)	100	550
Actuant Corp. Class A	600	8,880
AGCO Corp.	3,900	46,020
Albany International Corp. Class A (a)	1,000	18,100
Applied Industrial Technologies, Inc.	700	12,775
Aptargroup, Inc.	2,600	74,620
Astec Industries, Inc. (a)	1,000	13,313
Axsys Technologies, Inc. (a)	800	14,800
Barnes Group, Inc.	700	13,510
Blount International, Inc. (a)	800	5,728
Briggs & Stratton Corp.	5,000	197,800
Cascade Corp.	100	1,560
Caterpillar, Inc.	28,900	1,202,240
Ceradyne, Inc. (a)	2,800	26,775
CLARCOR, Inc.	1,100	26,950
Cognex Corp. (a)	2,100	43,181
Columbus McKinnon Corp.	400	3,150
Cummins Engine Co., Inc.	2,900	107,155
CUNO, Inc. (a)	700	18,463
Danaher Corp.	9,971	632,560
Deere & Co.	15,900	647,130
Dionex Corp. (a)	1,200	43,200
Donaldson Co., Inc.	2,600	69,186
Dover Corp.	12,200	467,992
DT Industries, Inc. (a)	300	1,050
Eaton Corp.	5,100	362,865
ESCO Technologies, Inc. (a)	200	4,316
Esterline Technologies Corp. (a)	2,200	47,080
Flanders Corp. (a)	300	656
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Flow International Corp. (a)	600	$ 6,713
Flowserve Corp. (a)	1,900	39,900
Gardner Denver Machinery, Inc. (a)	300	5,778
Graco, Inc.	1,650	44,220
Harnischfeger Industries, Inc. (a)	14,300	1,216
Harsco Corp.	2,400	66,240
Hirsch International Corp. Class A (a)	900	1,294
IDEX Corp.	1,700	54,281
Illinois Tool Works, Inc.	24,028	1,454,895
Ingersoll-Rand Co.	12,700	550,545
JLG Industries, Inc.	2,200	28,600
Kaydon Corp.	1,500	38,085
Kennametal, Inc.	2,300	71,645
Lincoln Electric Holdings, Inc.	4,600	95,450
Lindsay Manufacturing Co.	200	4,190
Manitowoc Co., Inc.	1,250	35,250
Milacron, Inc.	1,700	33,762
Miller Industries, Inc. (a)	1,800	1,872
Minuteman International, Inc.	1,600	14,900
Mobile Mini, Inc. (a)	2,300	54,625
Mueller Industries, Inc.	2,000	60,800
NACCO Industries, Inc. Class A	300	19,968
Navistar International Corp.	3,800	95,076
Nordson Corp.	1,800	50,288
Oshkosh Truck Co.	2,100	102,769
PACCAR, Inc.	6,700	310,713
Pall Corp.	8,800	201,256
Parker-Hannifin Corp.	7,600	327,028
Pentair, Inc.	3,000	83,100
Quixote Corp.	700	16,013
Regal-Beloit Corp.	1,500	27,300
Reliance Steel & Aluminum Co.	1,400	35,840
Robbins & Myers, Inc.	200	5,070
Roper Industries, Inc.	2,100	81,438
SPS Technologies, Inc. (a)	600	30,120
Stewart & Stevenson Services, Inc.	1,700	43,775
Tennant Co.	400	17,180
Terex Corp. (a)	3,800	70,110
Thomas Industries, Inc.	500	13,275
Timken Co.	3,500	56,000
Titan International, Inc.	600	3,036
Trinity Industries, Inc.	2,800	61,572
United Dominion Industries Ltd.	3,600	63,863
UNOVA, Inc. (a)	2,400	10,656
Valmont Industries, Inc.	1,100	20,144
Wabash National Corp.	700	7,560
Watts Industries, Inc. Class A	900	13,230
		8,568,759
Marine - 0.0%
Alexander & Baldwin, Inc.	1,900	49,044

	Shares	Value (Note 1)
Kirby Corp. (a)	300	$ 6,045
OMI Corp. (a)	400	2,944
		58,033
Road & Rail - 0.5%
AMERCO (a)	1,800	37,800
Arkansas Best Corp. (a)	4,800	80,400
Arnold Industries, Inc.	100	1,663
Asche Transportation Services, Inc. (a)	500	5
Avis Group Holdings, Inc. Class A (a)	4,000	131,920
Budget Group, Inc. Class A (a)	1,400	2,744
Burlington Northern Santa Fe Corp.	27,300	819,273
C.H. Robinson Worldwide, Inc.	6,000	179,250
Celadon Group, Inc. (a)	4,300	20,694
CNF, Inc.	3,900	134,706
Consolidated Freightways Corp. (a)	800	5,400
CSX Corp.	15,200	508,288
Dollar Thrifty Automotive Group, Inc. (a)	1,900	37,905
Florida East Coast Industries, Inc. Class A	1,200	41,100
GATX Corp.	3,400	148,648
Heartland Express, Inc. (a)	400	10,000
Hertz Corp. Class A	3,500	124,180
J.B. Hunt Transport Services, Inc.	1,200	18,975
Kansas City Southern Industries, Inc.	2,600	38,948
Knights Transportation, Inc. (a)	3,500	80,063
Landstar System, Inc. (a)	600	39,938
M.S. Carriers, Inc. (a)	400	11,763
Norfolk Southern Corp.	39,700	718,173
RailAmerica, Inc. (a)	10,700	91,619
Roadway Express, Inc.	3,300	85,181
Ryder System, Inc.	4,300	88,236
Swift Transportation Co., Inc. (a)	2,650	45,878
U.S. Xpress Enterprises, Inc. Class A (a)	600	4,163
Union Pacific Corp.	17,200	944,968
USFreightways Corp.	4,400	140,250
Werner Enterprises, Inc.	1,600	26,700
Wisconsin Central Transportation Corp. (a)	11,100	176,213
XTRA Corp. (a)	1,000	47,710
Yellow Corp. (a)	700	13,869
		4,856,623
Trading Companies & Distributors - 0.1%
Fastenal Co.	3,400	204,000
Genuine Parts Co.	11,600	312,736
MSC Industrial Direct, Inc. (a)	2,700	44,442
W.W. Grainger, Inc.	6,800	238,068
		799,246
TOTAL INDUSTRIALS		101,982,744
INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 3.8%
3Com Corp.	24,900	227,213
Accelerated Networks, Inc.	3,400	6,375
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Ace Communication Corp. (a)	3,000	$ 6,188
Adaptive Broadband Corp. (a)	2,700	5,569
ADC Telecommunications, Inc. (a)	51,770	575,941
Adtran, Inc. (a)	2,500	59,531
Advanced Fibre Communications, Inc. (a)	5,700	107,944
Advanced Switching Communication, Inc.	2,500	15,000
Airnet Communications Corp. (a)	2,800	7,350
Allen Telecom, Inc. (a)	1,200	16,800
Alliance Fiber Optic Products, Inc.	2,400	18,900
Alpine Group, Inc. (a)	4,900	11,074
AltiGen Communications, Inc. (a)	3,200	4,500
Amplidyne, Inc. (a)	3,300	6,291
Anadigics, Inc. (a)	2,050	27,419
Anaren Microwave, Inc. (a)	1,500	26,813
Andrew Corp. (a)	4,500	67,500
Anicom, Inc. (a)	600	1
Anixter International, Inc. (a)	2,600	55,640
ANTEC Corp. (a)	3,500	31,391
Applied Innovation, Inc. (a)	1,500	16,313
Ariel Corp. (a)	6,900	6,469
Aspect Communications Corp. (a)	4,400	48,675
Audiovox Corp. Class A (a)	3,500	37,844
Avanex Corp.	4,530	87,769
Avaya, Inc. (a)	18,558	259,812
Avici Systems, Inc.	3,400	51,213
Avocent Corp. (a)	2,500	62,188
Aware, Inc. (a)	1,400	13,300
Bel Fuse, Inc. Class A (a)	1,000	31,375
Blonder Tongue Laboratories, Inc. (a)	3,900	11,310
Bogen Communications International, Inc. (a)	2,400	9,900
Brightpoint, Inc. (a)	5,500	19,250
Brocade Communications Systems, Inc. (a)	15,400	597,713
Brooktrout, Inc. (a)	1,900	17,338
C-COR.net Corp. (a)	1,800	16,200
Cable Design Technologies Corp. (a)	5,675	101,242
Cabletron Systems, Inc. (a)	11,700	157,365
Carrier Access Corp. (a)	3,100	17,050
Centillium Communications, Inc.	2,600	75,075
Cidco, Inc. (a)	6,600	8,044
CIENA Corp. (a)	21,300	1,431,094
Cisco Systems, Inc. (a)	521,252	12,347,157
Clarent Corp. (a)	2,282	23,961
Cognitronics Corp. (a)	2,400	19,200
Com21, Inc. (a)	1,200	3,675
Comarco, Inc. (a)	450	6,806
Comdial Corp. (a)	5,600	7,875
CommScope, Inc. (a)	3,600	72,540
Communications Systems, Inc.	2,500	24,063
Computer Network Technology Corp. (a)	4,800	59,100

	Shares	Value (Note 1)
Comtech Telecommunications Corp. (a)	1,300	$ 18,281
Comverse Technology, Inc. (a)	11,279	845,220
Conolog Corp. (a)	5,600	5,250
Copper Mountain Networks, Inc. (a)	4,100	16,784
Corning, Inc.	65,290	1,769,359
Corvis Corp.	22,900	239,019
Cosine Communications, Inc.	7,000	63,438
Cylink Corp. (a)	100	225
DAOU Systems, Inc. (a)	200	91
Data Race, Inc. (a)	6,800	6,800
Datron Systems, Inc. (a)	1,400	17,500
Davox Corp. (a)	3,700	38,156
Digi International, Inc. (a)	3,800	22,563
Digital Lightwave, Inc. (a)	3,071	84,261
Ditech Communications Corp. (a)	1,600	14,350
DMC Stratex Networks, Inc. (a)	5,115	46,674
Echelon Corp. (a)	2,900	48,031
Efficient Networks, Inc. (a)	3,800	87,875
Elastic Networks, Inc.	3,700	12,950
Elcotel, Inc. (a)	5,900	708
eLOT, Inc. (a)	10,600	4,969
Emulex Corp. (a)	5,000	154,063
Entrada Networks, Inc. (a)	150	300
eOn Communications Corp.	620	853
Extended Systems, Inc. (a)	500	7,500
Extreme Networks, Inc. (a)	7,800	176,353
Ezenia!, Inc. (a)	200	325
Finisar Corp. (a)	13,200	155,925
First Virtual Communications, Inc.	1,000	1,406
Foundry Networks, Inc. (a)	13,000	149,500
Gadzoox Networks, Inc. (a)	5,600	19,950
General Datacomm Industries, Inc. (a)	100	67
Glenayre Technologies, Inc. (a)	7,200	24,525
Globecomm Systems, Inc. (a)	3,000	29,250
Harmonic, Inc. (a)	2,622	19,173
Harris Corp.	3,500	87,885
Illinois Superconductor Corp. (a)	1,800	3,544
Inrange Technologies Corp. Class B (a)	600	8,550
Inter-Tel, Inc.	1,900	18,406
InterDigital Communication Corp. (a)	5,300	44,719
Ixia (a)	3,700	85,100
JDS Uniphase Corp. (a)	91,834	2,456,560
Juniper Networks, Inc. (a)	22,300	1,439,744
L-3 Communications Holdings, Inc. (a)	1,900	155,762
LightPath Technologies, Inc. (a)	1,500	23,531
Loral Space & Communications Ltd. (a)	38,800	143,948
Lucent Technologies, Inc.	238,607	2,765,455
Luminent, Inc.	18,500	101,750
McDATA Corp.:
Class A (a)	5,798	103,639
Class B	1,900	37,881
MCK Communications, Inc. (a)	2,200	7,494
Metawave Communications Corp.	3,800	42,038
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola, Inc.	154,936	$ 2,350,379
MRV Communications, Inc. (a)	5,100	62,794
Natural MicroSystems Corp.	2,800	24,150
Netro Corp. (a)	3,800	24,938
NetSolve, Inc. (a)	1,900	12,469
Network Engines, Inc.	2,300	3,809
Network Equipment Technologies, Inc. (a)	3,600	17,280
Network Peripherals, Inc. (a)	3,300	21,656
New Focus, Inc.	4,300	93,256
Next Level Communications, Inc. (a)	5,300	46,541
NumereX Corp. Class A (a)	2,600	19,013
Nx Networks, Inc. (a)	600	956
ONI Systems Corp.	8,800	295,900
Oplink Communications, Inc.	10,900	83,794
Optelecom, Inc. (a)	2,000	4,000
Optical Cable Corp. (a)	5,250	51,188
Optical Communication Products, Inc.	7,600	79,800
Osage Systems Group, Inc. (a)	4,400	836
P-Com, Inc. (a)	5,400	11,138
Packeteer, Inc. (a)	1,600	21,900
Paradyne Networks, Inc. (a)	3,300	7,941
PC-Tel, Inc. (a)	2,200	19,938
Performance Technologies, Inc. (a)	2,900	37,700
PictureTel Corp. (a)	2,200	6,875
Plantronics, Inc. (a)	3,400	89,930
Pliant Systems, Inc. (a)	3,800	3,876
Polycom, Inc. (a)	5,100	110,925
Powerwave Technologies, Inc. (a)	4,300	67,255
Proxim, Inc. (a)	1,800	32,850
QUALCOMM, Inc. (a)	53,500	2,932,469
Redback Networks, Inc. (a)	9,900	305,508
REMEC, Inc. (a)	4,100	35,619
Repeater Technologies, Inc. (a)	3,500	5,578
Riverstone Networks, Inc.	7,300	80,300
ROHN Industries, Inc. (a)	2,300	8,014
SBA Communications Corp. Class A (a)	2,800	92,400
Science Dynamics Corp. (a)	4,100	6,534
Scientific-Atlanta, Inc.	11,200	525,280
Somera Communications, Inc. (a)	2,800	25,900
Sonus Networks, Inc.	13,600	379,950
Sorrento Networks Corp.	600	7,800
SpectraLink Corp. (a)	3,900	43,144
Spectrasite Holdings, Inc. (a)	8,600	117,713
STM Wireless, Inc. Class A (a)	3,900	8,531
Stratos Lightwave, Inc.	4,200	34,650
Sunrise Telecom, Inc.	4,200	26,513
Superior Telecom, Inc.	515	2,292
Sycamore Networks, Inc. (a)	18,200	329,875
Symmetricom, Inc. (a)	3,000	42,984
Syntellect, Inc. (a)	3,900	12,188
Tekelec (a)	4,100	77,644

	Shares	Value (Note 1)
Tellabs, Inc. (a)	28,588	$ 1,245,365
Telscape International, Inc. (a)	3,600	3,713
Telular Corp. (a)	2,100	18,113
TeraForce Technology Corp. (a)	19,900	10,572
Terayon Communication Systems, Inc. (a)	4,700	25,997
Tidel Technologies, Inc. (a)	7,700	22,619
Tollgrade Communications, Inc. (a)	1,100	21,519
Triton Network Systems, Inc.	3,900	8,044
Turnstone Systems, Inc.	820	5,279
Tut Systems, Inc. (a)	1,100	5,053
Ursus Telecom Corp. (a)	1,300	3,250
UTStarcom, Inc.	700	13,825
Veramark Technologies, Inc. (a)	2,300	2,803
Verilink Corp. (a)	3,400	7,650
ViaSat, Inc. (a)	1,500	20,063
Video Network Communication, Inc. (a)	4,800	9,900
VTEL Corp. (a)	10,500	12,141
Wegener Corp. (a)	3,500	3,063
Westell Technologies, Inc. Class A (a)	2,870	13,319
WJ Communications, Inc. (a)	3,700	22,316
World Access, Inc. (a)	3,534	4,197
Xetel Corp. (a)	3,900	13,406
Xircom, Inc. (a)	2,100	51,581
		38,773,817
Computers & Peripherals - 3.9%
3Dfx Interactive, Inc. (a)	6,992	1,529
Advanced Digital Information Corp. (a)	7,700	115,500
Alpha Technologies Group, Inc. (a)	2,100	16,800
AlphaNet Solutions, Inc. (a)	400	650
Apple Computer, Inc. (a)	23,600	430,700
Aspeon, Inc. (a)	2,900	725
Astro-Med, Inc.	3,800	16,388
Auspex Systems, Inc. (a)	800	3,850
Avid Technology, Inc. (a)	6,800	114,325
Bitwise Designs, Inc. (a)	1,900	8,313
Compaq Computer Corp.	120,561	2,435,332
Concurrent Computer Corp. (a)	3,600	18,900
Crossroads Systems, Inc. (a)	7,900	62,213
Datalink Corp. (a)	2,200	18,425
Dataram Corp. (a)	3,250	35,547
Dell Computer Corp. (a)	184,900	4,044,688
Dot Hill Systems Corp. (a)	300	1,485
Electronics for Imaging, Inc. (a)	4,600	112,413
Emachines ltd.	8,100	3,291
EMC Corp.	157,550	6,264,188
Encad, Inc. (a)	300	675
Exabyte Corp. (a)	100	188
FOCUS Enhancements, Inc. (a)	5,500	5,844
Gateway, Inc. (a)	27,500	473,000
Handspring, Inc.	8,600	215,538
Hauppauge Digital, Inc. (a)	500	1,313
Hewlett-Packard Co.	142,407	4,108,442
Hutchinson Technology, Inc. (a)	5,200	81,250
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
InFocus Corp. (a)	4,400	$ 89,375
Innovex, Inc. (a)	1,500	10,219
Intergraph Corp. (a)	1,500	10,781
International Business Machines Corp.	126,200	12,607,380
Interphase Corp. (a)	4,000	34,375
Iomega Corp. (a)	13,900	50,457
Isomet Corp. (a)	700	9,100
JNI Corp. (a)	1,600	18,700
Komag, Inc. (a)	2,591	3,320
Lexmark International, Inc. Class A (a)	8,200	426,400
Maxtor Corp. (a)	6,400	44,800
Media 100, Inc. (a)	2,700	6,413
Micron Electronics, Inc. (a)	10,400	38,025
Mitek Systems, Inc. (a)	3,800	4,750
MTI Technology Corp. (a)	3,200	9,000
NCR Corp. (a)	8,800	387,200
NeoMagic Corp. (a)	1,000	3,313
Neoware Systems, Inc. (a)	5,500	9,625
Network Appliance, Inc. (a)	21,800	648,550
Palm, Inc.	38,850	675,019
Presstek, Inc. (a)	1,500	18,094
Procom Technology, Inc. (a)	2,300	30,763
Quantum Corp. - DLT & Storage Systems Group (a)	8,326	104,658
Rainbow Technologies, Inc. (a)	5,100	32,831
Read-Rite Corp. (a)	4,300	33,191
SanDisk Corp. (a)	6,000	129,750
SBS Technologies, Inc. (a)	1,000	22,000
Scan-Optics, Inc. (a)	300	75
SCM Microsystems, Inc. (a)	600	9,450
Sigma Designs, Inc. (a)	4,000	6,000
Silicon Graphics, Inc.	29,400	136,122
Simple Technology, Inc.	7,700	24,544
Socket Communications, Inc. (a)	3,300	11,756
Storage Technology Corp. (a)	4,000	41,000
StorageNetworks, Inc.	4,800	70,800
Sun Microsystems, Inc. (a)	231,240	4,595,895
Syquest Technology, Inc. (a)	1,100	3
UniView Technologies Corp. (a)	6,600	5,156
Video Display Corp. (a)	1,200	8,719
ViewCast.com, Inc. (a)	13,700	14,128
Vixel Corp. (a)	6,600	16,500
Western Digital Corp. (a)	7,700	31,724
Xybernaut Corp. (a)	2,100	4,823
		39,026,296
Electronic Equipment & Instruments - 0.8%
Act Manufacturing, Inc. (a)	1,200	20,850
Advanced Photonix, Inc. Class A (a)	15,100	15,251
Aetrium, Inc. (a)	2,400	6,750
Agilent Technologies, Inc. (a)	31,870	1,147,320
American Technology Corp. (a)	900	3,009

	Shares	Value (Note 1)
Amphenol Corp. Class A (a)	2,100	$ 74,970
Analogic Corp.	400	15,975
Andersen Group, Inc. (a)	2,700	21,431
Andrea Electronics Corp. (a)	1,600	3,360
APA Optics, Inc. (a)	2,800	23,975
APW Ltd. (a)	2,700	77,058
Arrow Electronics, Inc. (a)	5,400	147,960
Avnet, Inc.	6,038	147,931
AVX Corp.	12,600	224,406
Barringer Technologies, Inc. (a)	1,500	14,438
BEI Technologies, Inc.	2,800	44,625
Bell Industries, Inc. (a)	7,200	21,600
Benthos, Inc. (a)	2,700	15,863
California Amplifier, Inc. (a)	1,100	6,531
CheckPoint Systems, Inc. (a)	1,600	14,480
Chromatics Color Sciences International, Inc. (a)	500	203
Chyron Corp. (a)	1,500	1,950
Cohu, Inc.	3,000	48,938
Craftmade International, Inc.	1,700	13,494
CyberOptics Corp. (a)	850	13,494
Datakey, Inc. (a)	3,600	10,913
Diebold, Inc.	6,800	188,700
Digital Video Systems, Inc. (a)	1,800	4,725
DSP Group, Inc. (a)	1,900	36,456
ePlus, Inc. (a)	1,200	13,875
Excel Technology, Inc. (a)	1,100	20,831
Fisher Scientific International, Inc. (a)	2,800	100,800
Flir Systems, Inc. (a)	4,200	29,400
Franklin Electric Co., Inc.	700	50,225
Frequency Electronics, Inc.	500	6,990
FuelCell Energy, Inc. (a)	1,100	51,631
GenRad, Inc. (a)	4,000	34,640
Gentner Communications Corp. (a)	1,700	21,675
Giga-Tronics, Inc. (a)	3,000	21,000
Harman International Industries, Inc.	2,000	59,800
Identix, Inc. (a)	200	1,620
IEC Electronics Corp. (a)	100	150
Ingram Micro, Inc. Class A (a)	4,200	57,960
Interlink Electronics, Inc. (a)	1,200	8,775
Interlogix, Inc. (a)	2,078	45,716
Intermagnetics General Corp.	932	20,047
Itron, Inc. (a)	4,500	34,172
Jabil Circuit, Inc. (a)	13,300	298,984
JMAR Industries, Inc. (a)	2,900	11,600
Keithley Instruments, Inc.	1,200	27,876
KEMET Corp. (a)	6,700	112,694
Kent Electronics Corp. (a)	2,000	32,000
Kopin Corp. (a)	4,300	30,369
Laser Corp. (a)	2,700	12,825
LeCroy Corp. (a)	1,700	35,700
Lifschultz Industries, Inc. (a)	1,200	19,050
LoJack Corp. (a)	3,600	25,650
LSI, Industries, Inc.	2,200	44,413
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Mackie Designs, Inc. (a)	1,400	$ 8,225
Maxwell Technologies, Inc. (a)	1,100	18,700
Mechanical Technology, Inc. (a)	4,800	21,900
Medicore, Inc. (a)	3,700	3,700
Merix Corp. (a)	1,450	18,125
Methode Electronics, Inc. Class A	2,900	45,131
Micronetics Wireless, Inc. (a)	1,800	9,000
Millipore Corp.	3,200	168,000
MOCON, Inc.	3,700	26,131
MTS Systems Corp.	4,100	34,594
Nanometrics, Inc. (a)	800	12,400
New Brunswick Scientific, Inc. (a)	3,000	12,000
Newport Corp.	2,300	112,413
NU Horizons Electronics Corp. (a)	6,300	64,575
Odetics, Inc. Class A	1,200	5,888
OSI Systems, Inc. (a)	3,000	12,750
OYO Geospace Corp. (a)	1,300	29,331
Packard BioScience Co.	4,400	47,300
Park Electrochemical Corp.	1,150	33,925
Parlex Corp. (a)	1,600	15,600
PCD, Inc. (a)	1,000	6,563
PerkinElmer, Inc.	3,500	256,270
Pioneer Standard Electronics, Inc.	1,500	18,375
Planar Systems, Inc. (a)	900	21,319
Research Frontiers, Inc. (a)	2,000	32,000
Richardson Electronics Ltd.	5,500	67,031
Robotic Vision Systems, Inc. (a)	3,500	9,625
Rofin Sinar Technologies, Inc. (a)	2,800	26,250
Rogers Corp. (a)	900	31,995
Sanmina Corp. (a)	20,992	625,824
Sawtek, Inc. (a)	2,000	33,000
ScanSource, Inc. (a)	1,800	73,659
SCI Systems, Inc. (a)	10,000	204,700
Scientific Technologies, Inc.	3,100	18,600
SED International Holdings, Inc. (a)	100	109
Sipex Corp. (a)	1,500	16,406
SL Industries, Inc.	2,500	36,875
Solectron Corp. (a)	44,336	1,208,156
Spectrian Corp. (a)	1,400	20,475
Spectrum Control, Inc. (a)	1,500	12,188
SRS Labs, Inc. (a)	2,700	9,281
Stanford Microdevices, Inc.	1,800	13,838
StockerYale, Inc. (a)	1,200	16,350
Super Vision International, Inc. Class A (a)	3,300	19,800
Superconductor Technologies, Inc. (a)	4,100	27,291
Sypris Solutions, Inc. (a)	3,100	19,375
Tech Data Corp. (a)	3,500	106,969
Tektronix, Inc.	6,700	165,423
Teledyne Technologies, Inc. (a)	2,100	27,426
Trimble Navigation Ltd. (a)	1,600	28,100

	Shares	Value (Note 1)
TrueTime, Inc. (a)	3,100	$ 8,234
Ultrak, Inc. (a)	3,700	14,800
Universal Display Corp. (a)	2,400	22,500
Varian, Inc. (a)	2,300	70,006
Veeco Instruments, Inc. (a)	1,100	41,456
Viasystems Group, Inc.	7,200	42,624
Waters Corp. (a)	8,300	546,638
Woodhead Industries, Inc.	1,900	33,488
X-Rite, Inc.	2,700	23,963
Zomax, Inc. (a)	4,900	25,725
Zygo Corp. (a)	1,200	25,050
		8,304,569
Internet Software & Services - 0.8%
24/7 Media, Inc. (a)	2,300	1,869
About.com, Inc. (a)	1,200	26,625
Accrue Software, Inc. (a)	2,400	2,400
AGENCY.COM Ltd. (a)	1,600	3,400
Akamai Technologies, Inc. (a)	7,278	123,271
Allaire Corp. (a)	3,000	26,344
Alloy Online, Inc. (a)	3,300	40,425
Allscripts Healthcare Solutions, Inc. (a)	2,200	12,650
America Online Latin America, Inc.	2,200	10,038
AppliedTheory Corp. (a)	800	1,000
Apropos Technology, Inc.	750	3,891
Ariba, Inc. (a)	17,200	283,800
ARIS Corp. (a)	700	1,225
Art Technology Group, Inc. (a)	4,400	106,975
Ashton Technology Group, Inc. (a)	4,700	5,581
Ask Jeeves, Inc. (a)	1,800	3,094
Audiohighway.com (a)	5,300	1,988
Autobytel.com, Inc. (a)	5,600	12,425
Autoweb.Com, Inc. (a)	5,000	1,719
Be Free, Inc. (a)	1,900	4,127
Blue Martini Software, Inc.	4,700	22,325
Braun Consulting, Inc. (a)	1,700	11,156
Breakaway Solutions, Inc. (a)	1,700	1,700
BroadVision, Inc. (a)	18,259	132,378
C-bridge Internet Solutions, Inc. (a)	700	2,188
CacheFlow, Inc. (a)	2,700	18,647
CAIS Internet, Inc. (a)	2,400	2,625
Calico Commerce, Inc. (a)	626	372
CenterSpan Communications Corp. (a)	1,300	17,956
Centra Software, Inc.	1,280	7,680
Chordiant Software, Inc.	1,910	6,028
Click Communication, Inc.	2,500	49,063
CMGI, Inc. (a)	21,108	85,751
CNET Networks, Inc. (a)	8,106	100,818
Commerce One, Inc. (a)	12,820	223,549
Communication Intelligence Corp. (a)	3,800	4,631
Corillian Corp.	500	5,000
Critical Path, Inc. (a)	4,158	11,370
Crosswalk.com, Inc. (a)	300	300
Crossworlds Software, Inc.	400	1,500
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
CUseeMe Networks, Inc. (a)	1,700	$ 2,019
Cybear Group (a)	804	251
Cybercash, Inc. (a)	7,800	5,850
CyberSource Corp. (a)	2,800	8,356
Data Return Corp. (a)	1,800	5,850
Deltathree.com, Inc. (a)	500	844
Digex, Inc. Class A (a)	1,700	30,706
Digital Impact, Inc. (a)	800	1,800
Digital Insight Corp. (a)	1,100	14,575
Digital Island, Inc. (a)	13,500	46,406
Digital Lighthouse Corp.	7,900	5,678
Digital River, Inc. (a)	6,800	39,525
DigitalThink, Inc.	1,920	16,560
Digitas, Inc.	3,500	19,250
Divine, Inc. Class A	7,600	14,250
Docent, Inc.	2,800	21,875
DoubleClick, Inc. (a)	8,652	116,261
drkoop.com, Inc. (a)	16,400	4,100
DSL.net, Inc. (a)	300	619
EarthLink, Inc. (a)	8,477	76,293
EarthWeb, Inc. (a)	3,200	15,400
ebenX, Inc. (a)	1,900	10,688
eCollege.com (a)	3,900	17,063
eGain Communications Corp. (a)	5,000	14,375
Egreetings Network, Inc. (a)	5,700	4,809
Elcom International, Inc. (a)	2,200	4,744
Eloquent, Inc.	930	930
eMagin Corp. (a)	3,800	12,844
eMerge Interactive, Inc. Class A	3,830	16,397
En Pointe Technologies, Inc. (a)	1,400	4,550
Entrade, Inc. (a)	1,600	2,720
Eprise Corp.	4,600	6,541
Equinix, Inc.	3,600	13,500
eSoft, Inc. (a)	4,500	8,156
EuroWeb International Corp. (a)	4,100	5,509
Evolve Software, Inc.	100	600
eXcelon Corp. (a)	1,500	4,688
Exodus Communications, Inc. (a)	39,300	574,763
Expedia, Inc. Class A (a)	2,300	35,938
F5 Networks, Inc. (a)	1,500	10,453
FiNet.com, Inc. (a)	359	449
FirePond, Inc.	1,900	4,750
FreeMarkets, Inc. (a)	2,300	42,263
Frontline Communications Corp. (a)	1,600	352
FTD.com, Inc. Class A (a)	9,300	24,703
Fusion Networks Holdings, Inc. (a)	2,910	637
Genuity, Inc. (a)	13,300	36,159
Global Sports, Inc. (a)	1,650	9,281
Globix Corp. (a)	1,900	7,363
GoAmerica, Inc. (a)	2,400	10,725
GoTo.com, Inc. (a)	3,500	26,469

	Shares	Value (Note 1)
HearMe (a)	3,800	$ 3,800
High Speed Access Corp. (a)	5,100	6,853
Hollywood Media Corp. (a)	1,200	4,725
Homeseekers.com, Inc. (a)	3,600	1,238
Homestore.com, Inc. (a)	5,000	149,375
Hotel Reservations Network, Inc.	2,640	74,910
HotJobs.com Ltd. (a)	1,200	6,150
IasiaWorks, Inc.	1,000	3,000
iBasis, Inc. (a)	2,400	10,650
iBeam Broadcasting Corp.	9,800	12,863
iGate Capital Corp. (a)	2,900	8,972
iManage, Inc. (a)	300	1,050
Infonautics, Inc. (a)	2,000	1,813
InfoSpace, Inc. (a)	19,740	75,259
Innodata Corp. (a)	4,600	46,000
Intelligroup, Inc.	2,300	3,163
InterCept Group, Inc. (a)	2,500	67,813
Interland, Inc.	800	1,600
Interliant, Inc. (a)	3,200	9,400
Internap Network Services Corp. (a)	8,700	32,625
Internet America, Inc. (a)	4,200	3,544
Internet Capital Group, Inc. (a)	19,400	74,569
Internet Commerce Corp. (a)	600	2,250
Internet Pictures Corp. (a)	2,959	1,757
Internet Security Systems, Inc. (a)	2,600	144,950
Internet.com Corp. (a)	1,200	8,175
InterWorld Corp. (a)	2,500	1,250
Interwoven, Inc. (a)	6,600	109,313
IntraNet Solutions, Inc. (a)	1,500	38,438
Intraware, Inc. (a)	1,200	2,475
ION Networks, Inc. (a)	2,400	3,300
ITXC Corp. (a)	1,400	8,400
iVillage, Inc. (a)	6,100	8,292
iXL Enterprises, Inc. (a)	4,300	5,375
j2 Global Communications, Inc. (a)	245	658
Juno Online Services, Inc. (a)	5,300	7,784
Jupiter Media Metrix, Inc. (a)	4,711	23,261
Kana Communications, Inc. (a)	6,028	18,461
Keynote Systems, Inc. (a)	1,600	20,600
Landacorp, Inc.	3,900	9,628
Lante Corp.	2,060	3,734
Launch Media, Inc. (a)	2,600	2,925
Learn2.com, Inc. (a)	2,100	853
LendingTree, Inc.	4,950	18,563
Liquid Audio, Inc.	4,100	12,300
Litronic, Inc. (a)	2,900	14,500
Log On America, Inc. (a)	2,300	2,731
LookSmart Ltd. (a)	5,400	10,800
Loudeye Technologies, Inc.	2,000	2,688
Mail.com, Inc. Class A (a)	1,700	1,966
Marimba, Inc. (a)	2,500	13,516
Marketwatch.com, Inc. (a)	200	1,000
MatrixOne, Inc.	2,600	63,213
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
McAfee.com Corp. (a)	2,300	$ 18,616
Mediaplex, Inc. (a)	1,500	1,406
MedicaLogic/Medscape, Inc. (a)	3,300	8,456
MessageMedia, Inc. (a)	5,700	5,344
Modem Media, Inc. Class A (a)	4,300	18,813
Multex.com, Inc. (a)	2,900	56,188
MyPoints.com, Inc. (a)	2,832	3,098
National Information Consortium, Inc. (a)	3,500	10,609
Navidec, Inc. (a)	3,100	11,334
NaviSite, Inc. (a)	3,500	6,672
Net Perceptions, Inc.	1,600	3,250
Net.Genesis Corp.	300	994
Net2Phone, Inc. (a)	1,100	11,275
NetCurrents, Inc. (a)	10,100	5,366
Netegrity, Inc. (a)	1,800	79,875
Netergy Networks, Inc. (a)	1,000	1,813
NetObjects, Inc. (a)	3,300	2,269
Netopia, Inc. (a)	1,000	5,531
Netpliance, Inc.	3,400	1,488
NetRatings, Inc. (a)	2,200	26,675
NetZero, Inc. (a)	6,300	5,513
New Frontier Media, Inc. (a)	5,000	13,750
Niku Corp.	4,300	26,069
NorthPoint Communication Holdings, Inc. (a)	7,200	1,440
NQL, Inc. (a)	5,500	11,516
ObjectSoft Corp. (a)	4,383	959
OneSource Information Services, Inc. (a)	3,500	32,813
Open Market, Inc. (a)	6,000	13,687
Openwave Systems, Inc.	11,214	413,166
Optio Software, Inc. (a)	3,000	3,563
Organic, Inc.	4,730	3,252
OTG Software, Inc.	1,400	14,963
Persistence Software, Inc. (a)	700	2,078
Plastic Surgery Co. (a)	300	1,350
Preview Systems, Inc. (a)	700	2,056
Primus Knowledge Solutions, Inc. (a)	800	4,800
Prodigy Communications Corp. Class A (a)	3,520	10,340
Promotions.com, Inc. (a)	2,400	938
Proxicom, Inc. (a)	3,500	17,938
PSINet, Inc. (a)	13,476	17,266
PurchasePro.com, Inc. (a)	7,700	87,106
quepasa.com, Inc. (a)	4,600	621
Quintus Corp. (a)	1,765	124
Quokka Sports, Inc. (a)	1,200	188
Rare Medium Group, Inc. (a)	3,500	7,000
RealNetworks, Inc. (a)	10,400	74,750
Register.com, Inc.	500	3,125
Retek, Inc. (a)	3,091	68,582
Rhythms NetConnections, Inc. (a)	5,400	5,231

	Shares	Value (Note 1)
RoweCom, Inc. (a)	4,000	$ 2,375
S1 Corp. (a)	3,195	22,565
Saba Software, Inc.	2,400	21,000
Salon.com, Inc. (a)	5,500	3,438
ScreamingMedia, Inc.	200	475
SeeBeyond Technology Corp.	3,000	52,125
Selectica, Inc.	2,000	16,438
Sequoia Software Corp.	5,000	16,250
Seranova, Inc. (a)	2,300	5,606
SilverStream Software, Inc. (a)	1,300	15,438
SkillSoft Corp.	2,290	37,499
SmartServ Online, Inc. (a)	900	6,806
SoftNet Systems, Inc. (a)	2,400	3,450
SonicWALL, Inc. (a)	3,400	41,438
SpeedUs.com (a)	6,200	7,169
Sportsline.com, Inc. (a)	1,000	6,125
StarMedia Network, Inc. (a)	3,600	10,800
Support.com, Inc.	2,300	22,641
Switchboard, Inc.	2,900	15,769
Telescan, Inc. (a)	1,100	1,100
The Cobalt Group, Inc. (a)	2,800	8,050
The Sedona Corp. (a)	6,100	7,625
The viaLink Co. (a)	2,400	6,600
theglobe.com, Inc. (a)	6,400	2,000
TheStreet.com, Inc. (a)	3,600	10,800
Track Data Corp. (a)	8,200	7,175
Travelocity.com, Inc. (a)	1,300	28,925
Tumbleweed Communications Corp. (a)	1,858	6,909
U.S. Interactive, Inc. (a)	1,900	1,069
Universal Access, Inc.	6,100	44,225
USinternetworking, Inc. (a)	5,875	12,484
USSEARCH.com, Inc. (a)	4,700	2,938
ValueClick, Inc.	900	3,938
Ventro Corp. (a)	3,200	4,000
VeriSign, Inc. (a)	13,582	647,692
VerticalNet, Inc. (a)	5,300	16,728
Via Net.Works, Inc.	2,930	16,848
Viant Corp. (a)	3,300	10,106
Vicinity Corp.	1,410	3,525
Vignette Corp. (a)	14,986	92,258
Virage, Inc.	500	2,000
VirtualFund.com, Inc. (a)	4,800	2,850
Visual Data Corp. (a)	3,100	6,878
VitaminShoppe.com, Inc. Class A (a)	5,100	4,941
Vitria Technology, Inc. (a)	8,500	39,844
WatchGuard Technologies, Inc. (a)	1,900	22,563
Wavo Corp. (a)	1,300	52
Web Street, Inc. (a)	4,400	4,263
Webb Interactive Services, Inc.	4,300	12,900
WebEx Communications, Inc.	2,500	27,969
WebMD Corp. (a)	24,918	237,500
webMethods, Inc.	3,251	139,793
WebTrends Corp. (a)	1,500	22,688
WorldGate Communications, Inc. (a)	1,300	7,963
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Worldwide Xceed Group, Inc. (a)	1,800	$ 281
XCare.net, Inc.	840	5,723
Yahoo!, Inc. (a)	39,034	929,497
ZeroPlus.com, Inc. (a)	3,700	2,775
ZixIt Corp. (a)	900	7,397
		7,742,834
IT Consulting & Services - 0.6%
Acxiom Corp. (a)	6,100	170,038
Affiliated Computer Services, Inc. Class A (a)	3,100	194,959
Alternative Resources Corp. (a)	700	634
American Management Systems, Inc. (a)	4,700	103,988
AnswerThink, Inc. (a)	1,940	12,974
Aztec Technology Partners, Inc. (a)	6,500	1,016
Bell & Howell Co. (a)	3,700	84,915
CACI International, Inc. Class A (a)	700	19,075
Cambridge Technology Partners, Inc. (a)	4,900	15,772
Ceridian Corp. (a)	9,200	186,116
Ciber, Inc. (a)	4,200	27,678
Cognizant Technology Solutions Corp. Class A (a)	1,200	50,400
Complete Business Solutions, Inc. (a)	1,255	12,472
Computer Horizons Corp. (a)	5,300	19,875
Computer Sciences Corp. (a)	11,199	668,692
CSP, Inc.	3,600	14,625
Data Dimensions, Inc. (a)	200	94
ECCS, Inc. (a)	2,600	1,463
Electronic Data Systems Corp.	34,500	2,202,135
eLoyalty Corp.	3,850	13,234
Forrester Research, Inc. (a)	1,200	46,875
Gartner, Inc. Class B (a)	4,400	35,640
GRIC Communications, Inc. (a)	2,000	3,875
Inforte Corp.	640	5,560
Investment Technology Group, Inc. (a)	2,276	117,214
Keane, Inc. (a)	3,900	58,578
KPMG Consulting, Inc.	15,000	345,938
Lionbridge Technologies, Inc. (a)	3,100	18,600
Manhattan Associates, Inc. (a)	1,200	34,575
marchFIRST, Inc. (a)	23,124	32,518
MedCom USA, Inc. (a)	10,900	4,769
Meta Group, Inc. (a)	2,450	11,025
Netguru, Inc. (a)	1,800	6,638
Netplex Group, Inc. (a)	3,700	578
Network Access Solutions Corp. (a)	3,800	4,394
New Horizons Worldwide, Inc. (a)	900	13,331
Perot Systems Corp. Class A (a)	4,600	58,880
Pfsweb, Inc. (a)	9,321	9,321
Pilot Network Services, Inc. (a)	4,300	6,181
PowerCerv Corp. (a)	6,000	2,063
Predictive Systems, Inc. (a)	200	575
Primix Solutions, Inc. (a)	3,500	6,891

	Shares	Value (Note 1)
Razorfish, Inc. Class A (a)	5,750	$ 6,648
Renaissance Worldwide, Inc. (a)	2,000	2,125
Safeguard Scientifics, Inc. (a)	7,700	55,363
Sapient Corp. (a)	7,300	93,988
Savvis Communications Corp.	4,980	5,447
Scient Corp. (a)	4,800	14,100
Sema PLC sponsored ADR	2,209	35,068
StarTek, Inc. (a)	1,900	29,545
SunGard Data Systems, Inc. (a)	8,568	477,238
Superior Consultant Holdings Corp. (a)	1,300	5,200
Sykes Enterprises, Inc. (a)	6,100	28,022
Syntel, Inc. (a)	1,400	8,663
Technology Solutions, Inc.	8,550	27,253
TenFold Corp. (a)	400	800
The Management Network Group, Inc. (a)	1,200	13,650
Tier Technologies, Inc. Class B (a)	7,400	70,763
Titan Corp. (a)	2,974	73,458
TSR, Inc. (a)	100	406
Unisys Corp. (a)	19,200	314,496
Xpedior, Inc. (a)	2,600	1,788
Zamba Corp. (a)	3,700	9,828
		5,898,023
Office Electronics - 0.1%
IKON Office Solutions, Inc.	3,200	14,336
Symbol Technologies, Inc.	9,875	457,706
Xerox Corp.	54,800	330,992
Zebra Technologies Corp.:
Class A (a)	3,500	157,719
Class B	180	8,111
		968,864
Semiconductor Equipment & Products - 3.6%
Actel Corp. (a)	1,600	32,400
Adaptec, Inc. (a)	5,400	59,063
ADE Corp. (a)	800	10,463
Advanced Micro Devices, Inc. (a)	22,000	473,000
Advanced Power Technology, Inc.	2,300	28,175
AEHR Test Systems (a)	3,600	14,400
Alliance Semiconductor Corp. (a)	2,900	35,706
Alpha Industries, Inc. (a)	5,200	83,850
Altera Corp. (a)	26,400	610,500
Amkor Technology, Inc. (a)	8,800	143,550
Amtech Systems, Inc. (a)	3,500	24,500
Analog Devices, Inc. (a)	24,700	921,310
Applied Materials, Inc. (a)	57,257	2,419,108
Applied Micro Circuits Corp. (a)	20,546	549,606
Atmel Corp. (a)	33,200	348,600
ATMI, Inc. (a)	3,100	52,119
August Technology Corp.	2,100	24,938
Axcelis Technologies, Inc.	12,413	114,432
AXT, Inc. (a)	1,000	22,563
Blue Wave Systems, Inc. (a)	3,800	25,650
Broadcom Corp. Class A (a)	16,400	807,700
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Brooks Automation, Inc. (a)	2,700	$ 93,150
C-Cube Microsystems, Inc. (a)	3,400	27,519
Cabot Microelectronics Corp.	1,690	102,351
California Micro Devices Corp. (a)	1,400	10,588
Celeritek, Inc. (a)	800	11,300
ChipPac, Inc.	4,500	18,000
Cirrus Logic, Inc. (a)	4,500	81,000
Conexant Systems, Inc. (a)	14,318	175,396
Credence Systems Corp. (a)	3,700	85,100
Cree, Inc. (a)	4,200	88,200
Cymer, Inc. (a)	4,400	94,050
Cypress Semiconductor Corp.	7,200	140,976
Dallas Semiconductor Corp.	4,500	125,550
Dense-Pac Microsystems, Inc (a)	5,400	10,800
Dupont Photomasks, Inc. (a)	2,100	138,469
Elantec Semiconductor, Inc. (a)	1,400	27,738
Electroglas, Inc. (a)	5,100	74,906
EMCORE Corp. (a)	2,300	59,656
Entegris, Inc.	500	3,969
ESS Technology, Inc. (a)	1,300	8,775
Exar Corp. (a)	4,200	79,800
Fairchild Semiconductor International, Inc. Class A (a)	3,800	55,822
FEI Co. (a)	1,500	33,797
FSI International, Inc. (a)	4,200	34,388
General Semiconductor, Inc. (a)	6,700	59,965
GlobeSpan, Inc. (a)	4,900	98,000
Helix Technology, Inc.	2,700	64,125
Hi/fn, Inc. (a)	2,425	35,617
Ibis Technology Corp. (a)	2,000	50,000
Insilicon Corp.	4,700	24,381
Integrated Circuit Systems, Inc.	2,200	35,475
Integrated Device Technology, Inc. (a)	10,200	295,163
Integrated Silicon Solution (a)	1,800	24,075
Integrated Telecom Express, Inc.	2,900	7,522
Intel Corp.	485,278	13,860,753
International Rectifier Corp. (a)	3,200	105,600
Intersil Holding Corp. Class A	2,855	52,818
Intest Corp. (a)	2,800	19,075
IXYS Corp. (a)	3,700	47,175
KLA-Tencor Corp. (a)	13,200	471,900
Kulicke & Soffa Industries, Inc. (a)	3,400	39,100
LAM Research Corp. (a)	6,900	148,350
Lattice Semiconductor Corp. (a)	5,200	96,200
Linear Technology Corp.	21,400	847,975
LSI Logic Corp. (a)	20,614	332,092
LTX Corp. (a)	3,300	45,994
Mattson Technology, Inc. (a)	4,900	64,313
Maxim Integrated Products, Inc. (a)	19,300	890,213
MEMC Electronic Materials, Inc. (a)	1,600	13,120
Micrel, Inc. (a)	5,700	160,313

	Shares	Value (Note 1)
Micro Component Technology, Inc. (a)	4,500	$ 15,469
Micro Linear Corp. (a)	100	297
Microchip Technology, Inc. (a)	9,974	238,129
Micron Technology, Inc. (a)	39,400	1,348,268
Microsemi Corp. (a)	3,400	95,625
Microtune, Inc.	2,600	25,513
MIPS Technologies, Inc. Class A (a)	2,600	85,963
MKS Instruments, Inc. (a)	4,944	86,520
National Semiconductor Corp. (a)	11,000	224,620
NETsilicon, Inc. (a)	2,600	12,838
Novellus Systems, Inc. (a)	8,764	338,510
Oak Technology, Inc. (a)	2,200	11,206
Omnivision Technologies, Inc.	3,800	15,200
Pericom Semiconductor Corp. (a)	4,500	54,000
Photon Dynamics, Inc. (a)	800	19,900
Photronics, Inc. (a)	2,995	94,343
Pixelworks, Inc.	4,500	63,281
PLX Technology, Inc. (a)	3,200	20,400
Power Integrations, Inc. (a)	4,600	72,738
PRI Automation, Inc. (a)	1,700	33,256
QLogic Corp. (a)	6,133	229,221
Quantum Corp. - Hard Disk Drive Group (a)	9,313	97,787
Rambus, Inc. (a)	6,000	228,750
Ramtron International Corp. (a)	4,700	27,319
Reliability, Inc. (a)	100	400
RF Micro Devices, Inc. (a)	9,500	105,688
Rudolph Technologies, Inc. (a)	1,100	39,463
Sage, Inc. (a)	1,500	10,359
Satcon Technology Corp. (a)	1,200	12,900
Semitool, Inc. (a)	4,700	47,881
Semtech Corp. (a)	4,600	115,288
Sensar Corp. (a)	1,300	1,300
Silicon Image, Inc. (a)	1,400	5,425
Silicon Laboratories, Inc.	2,000	32,500
Silicon Storage Technology, Inc. (a)	4,400	44,000
Silicon Valley Group, Inc. (a)	1,100	29,356
Siliconix, Inc. (a)	2,400	74,475
SONICblue, Inc. (a)	4,328	27,591
Spectra Physics Lasers, Inc. (a)	1,700	32,300
SpeedFam-IPEC, Inc. (a)	1,542	11,758
Standard Microsystems Corp. (a)	500	7,844
Tegal Corp. (a)	6,100	18,491
Teradyne, Inc. (a)	12,300	384,129
Texas Instruments, Inc.	123,258	3,642,274
Therma-Wave, Inc.	2,500	27,344
Three-Five Systems, Inc. (a)	1,500	25,695
Transmeta Corp.	9,100	185,413
Transwitch Corp. (a)	4,950	99,309
Trident Microsystems, Inc. (a)	500	2,750
Trio-Tech International (a)	3,600	14,220
TriQuint Semiconductor, Inc. (a)	5,600	101,850
TTM Technologies, Inc.	2,625	18,375
Tvia, Inc.	6,300	13,388
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Ultratech Stepper, Inc. (a)	1,500	$ 36,469
Varian Semiconductor Equipment Associates, Inc. (a)	2,200	62,013
Virata Corp. (a)	3,100	31,388
Vitesse Semiconductor Corp. (a)	12,800	504,800
Xicor, Inc. (a)	8,000	30,500
Xilinx, Inc. (a)	23,400	909,675
Zoran Corp. (a)	1,000	14,813
		36,432,824
Software - 4.9%
Acclaim Entertainment, Inc. (a)	18,500	23,703
ActionPoint, Inc. (a)	2,000	7,250
Activision, Inc. (a)	4,400	100,925
Actuate Software Corp. (a)	2,900	35,163
Adam.com, Inc. (a)	1,800	3,825
Adept Technology, Inc. (a)	2,500	38,125
Adobe Systems, Inc.	17,100	496,969
Advantage Learning Systems, Inc. (a)	1,000	29,625
Advent Software, Inc. (a)	3,500	134,750
Agile Software Corp. (a)	2,800	61,075
ALPNET, Inc. (a)	8,200	6,663
American Software, Inc. Class A (a)	3,700	6,706
Analytical Surveys, Inc. (a)	200	194
Ansoft Corp. (a)	500	5,281
Ansys, Inc. (a)	9,000	99,000
Applied Digital Solutions, Inc. (a)	10,900	18,734
Applix, Inc. (a)	2,600	10,075
AremisSoft Corp. (a)	5,800	143,550
ARI Network Services, Inc. (a)	2,800	3,150
Artisoft, Inc. (a)	3,200	10,200
Aspen Technology, Inc. (a)	2,800	72,975
Autodesk, Inc.	2,400	91,500
Avant! Corp. (a)	6,900	126,788
AvantGo, Inc.	5,700	29,213
AVT Corp. (a)	7,200	37,125
Barra, Inc. (a)	2,950	129,431
Base Ten Systems, Inc. Class A (a)	40	4
BEA Systems, Inc. (a)	16,900	648,538
BindView Development Corp. (a)	4,100	27,675
Bitstream, Inc. Class A (a)	10,300	19,313
Black Box Corp. (a)	1,400	57,575
BMC Software, Inc. (a)	17,045	513,481
Borland Software Corp. (a)	2,800	22,575
Bottomline Technologies, Inc. (a)	1,400	14,219
Brio Technology, Inc. (a)	5,000	39,219
Broadbase Software, Inc. (a)	3,200	11,200
BSQUARE Corp. (a)	1,200	11,400
Cadence Design Systems, Inc. (a)	15,752	399,313
Caldera Systems, Inc.	2,200	4,469
CAM Commerce Solutions, Inc. (a)	2,300	9,200
Caminus Corp.	100	2,200

	Shares	Value (Note 1)
Catapult Communications Corp. (a)	1,500	$ 25,313
CE Computer Equipment AG sponsored ADR (a)	1,996	15,220
Centura Software Corp. (a)	1,900	2,672
Cerner Corp. (a)	3,600	184,275
Citrix Systems, Inc. (a)	16,600	431,600
Clarus Corp. (a)	1,000	7,000
Command Systems, Inc. (a)	1,300	6,419
Computer Associates International, Inc.	40,256	1,255,585
Compuware Corp. (a)	30,400	313,500
Concero, Inc. (a)	1,700	4,144
Concord Communications, Inc. (a)	1,200	14,700
Concur Technologies, Inc. (a)	3,000	3,094
Convera Corp. Class A (a)	400	4,700
Corio, Inc.	7,600	20,425
Cornerstone Internet Solutions Co. (a)	4,900	306
Cray, Inc. (a)	16,500	38,156
Data Critical Corp. (a)	4,100	11,019
Datastream Systems, Inc. (a)	2,700	27,506
Datatec Systems, Inc. (a)	5,100	8,766
Datawatch Corp. (a)	5,100	4,144
Dendrite International, Inc. (a)	3,850	68,578
Direct Insite Corp.	600	150
DocuCorp International, Inc. (a)	20	63
Documentum, Inc. (a)	3,200	68,400
DST Systems, Inc. (a)	8,720	531,920
E.piphany, Inc. (a)	4,800	80,700
EBT International, Inc. (a)	3,100	7,750
Eclipsys Corp. (a)	3,105	65,593
Ecometry Corp. (a)	2,900	4,894
Electronic Arts, Inc. (a)	8,300	415,000
Embarcadero Technologies, Inc.	1,200	34,800
Enlighten Software Solutions, Inc. (a)	3,900	2,316
Entrust Technologies, Inc. (a)	3,200	25,700
Envision Development Corp. (a)	200	20
Epicor Software Corp. (a)	438	862
ePresence, Inc. (a)	600	4,425
ESPS, Inc. (a)	4,000	10,500
Exchange Applications, Inc. (a)	3,300	7,528
Fair, Isaac & Co., Inc.	600	37,080
FileNET Corp. (a)	1,300	28,600
Fonix corp (a)	18,600	10,323
Fortel, Inc. (a)	9,900	3,713
General Magic, Inc. (a)	13,300	20,366
Geoworks Corp. (a)	1,000	2,125
Gerber Scientific, Inc.	3,800	26,638
GraphOn Corp. (a)	4,200	8,531
Great Plains Software, Inc. (a)	2,200	142,038
Health Management Systems, Inc. (a)	400	525
HealthCentral.com (a)	4,700	1,909
HNC Software, Inc.	1,200	27,975
Hyperion Solutions Corp. (a)	2,995	51,289
i2 Technologies, Inc. (a)	27,880	749,275
IDX Systems Corp. (a)	900	17,325
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
ImaginOn, Inc. (a)	1,500	$ 98
Imation Corp. (a)	3,000	66,300
IMR Global Corp. (a)	950	6,027
Inet Technologies, Inc. (a)	2,900	43,681
InfoCure Corp. (a)	3,600	14,625
Infogrames, Inc. (a)	5,000	37,656
Informatica Corp. (a)	5,200	124,150
Information Architects Corp. (a)	1,700	3,188
Information Management Association, Inc. (a)	5,000	5
Informax, Inc.	3,300	33,000
Informix Corp. (a)	25,660	182,828
Inktomi Corp. (a)	7,800	88,238
Innoveda, Inc. (a)	1,600	6,200
insci-statements.com Corp. (a)	8,100	4,050
Integrated Measurement Systems, Inc. (a)	1,200	15,000
InteliData Technologies Corp. (a)	4,700	16,597
IntelliCorp, Inc. (a)	6,000	7,500
Interactive Intelligence, Inc. (a)	2,100	48,300
Intertrust Technologies Corp. (a)	4,700	18,653
InterVoice-Brite, Inc. (a)	2,387	20,290
Intrusion.com, Inc. (a)	3,600	15,750
Intuit, Inc. (a)	13,631	560,575
J.D. Edwards & Co. (a)	6,600	68,475
Jack Henry & Associates, Inc.	4,700	214,731
JDA Software Group, Inc. (a)	3,400	44,200
Kronos, Inc. (a)	2,900	92,981
Latitude Communications, Inc. (a)	2,400	7,575
LeadingSide, Inc. (a)	3,100	496
Legato Systems, Inc. (a)	8,500	108,375
Level 8 Systems, Inc. (a)	1,500	6,938
Liberate Technologies (a)	5,600	52,850
Lightbridge, Inc. (a)	4,152	49,305
Lightning Rod Software, Inc.	400	463
Lightspan, Inc.	2,380	5,132
Macromedia, Inc. (a)	3,500	102,594
Manugistics Group, Inc. (a)	5,100	158,100
Mapics, Inc. (a)	700	3,500
MapInfo Corp. (a)	3,825	106,383
Mentor Graphics Corp. (a)	9,200	225,400
Mercator Software, Inc. (a)	2,000	13,937
Mercury Interactive Corp. (a)	5,700	358,744
MetaSolv, Inc. (a)	1,300	22,100
Micromuse, Inc. (a)	5,500	225,844
MICROS Systems, Inc. (a)	1,800	32,288
Microsoft Corp. (a)	385,105	22,721,195
MicroStrategy, Inc. Class A (a)	1,700	15,247
Microware Systems Corp. (a)	5,400	4,219
Momentum Business Applications Inc Class A (a)	52	644
MyTurn.com, Inc. (a)	9,100	1,991

	Shares	Value (Note 1)
National Instrument Corp. (a)	3,150	$ 153,169
NEON Systems, Inc. (a)	900	6,103
NetIQ Corp. (a)	2,288	72,072
NetManage, Inc. (a)	8,100	10,125
Netsol International, Inc. (a)	100	400
NetSpeak Corp. (a)	3,000	4,313
Network-1 Security Solutions, Inc. (a)	2,100	6,563
Networks Associates, Inc. (a)	15,261	98,720
New Era of Networks, Inc. (a)	10,000	74,063
Novell, Inc. (a)	22,800	135,375
Nuance Communications, Inc.	2,100	48,300
Numerical Technologies, Inc.	1,000	15,438
NVIDIA Corp. (a)	3,900	174,281
NYFIX, Inc. (a)	900	22,275
ON Technology Corp. (a)	3,000	3,094
ONYX Software Corp. (a)	3,500	38,063
Opnet Technologies, Inc.	400	7,000
Optika, Inc. (a)	1,900	2,256
Oracle Corp. (a)	403,000	7,657,000
Parametric Technology Corp. (a)	23,500	312,844
Peerless Systems Corp. (a)	200	150
Pegasystems, Inc. (a)	100	459
PeopleSoft, Inc. (a)	19,440	626,940
Peregrine Systems, Inc. (a)	9,062	223,152
Peritus Software Services, Inc. (a)	900	72
Pervasive Software, Inc. (a)	6,100	9,150
Phoenix Technologies Ltd. (a)	3,000	52,125
Portal Software, Inc. (a)	11,100	79,434
Previo, Inc. (a)	25	75
Programmer's Paradise, Inc. (a)	1,200	4,425
Progress Software Corp. (a)	3,900	57,281
Pumatech, Inc. (a)	6,400	35,400
QRS Corp. (a)	1,450	12,869
Quadramed Corp. (a)	6,400	16,600
Quest Software, Inc. (a)	5,100	131,963
Radiant Systems, Inc. (a)	2,700	51,131
RadiSys Corp. (a)	2,200	48,400
Rational Software Corp. (a)	15,600	545,025
RAVISENT Technologies, Inc. (a)	4,600	10,063
Red Hat, Inc. (a)	9,800	63,088
Remedy Corp. (a)	2,200	53,488
Resonate, Inc.	1,900	7,363
Rogue Wave Software, Inc. (a)	4,600	20,125
RSA Security, Inc. (a)	2,200	104,500
SafeNet, Inc. (a)	400	18,250
Sagent Technology, Inc. (a)	6,300	18,900
Sanchez Computer Associates, Inc. (a)	1,300	12,838
Santa Cruz Operation, Inc. (a)	4,200	6,300
ScanSoft, Inc. (a)	8,533	9,066
SeaChange International, Inc. (a)	2,250	31,500
Secure Computing Corp. (a)	3,900	42,900
Segue Software, Inc. (a)	1,900	13,063
SERENA Software, Inc. (a)	2,100	35,831
Siebel Systems, Inc. (a)	30,080	1,150,560
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
SignalSoft Corp.	1,600	$ 12,400
Smith Micro Software, Inc. (a)	5,400	9,788
Sonic Foundry, Inc. (a)	1,800	3,600
SpeechWorks International, Inc.	2,000	32,875
SPSS, Inc. (a)	1,731	35,269
StarBase Corp. (a)	4,100	13,325
Structural Dynamics Research Corp. (a)	5,800	76,850
Sybase, Inc. (a)	7,800	153,075
Symantec Corp. (a)	4,190	190,907
Synopsys, Inc. (a)	4,565	247,937
Systems & Computer Technology Corp. (a)	3,700	44,631
T-HQ, Inc. (a)	4,600	128,513
Take-Two Interactive Software, Inc. (a)	8,700	100,050
Talarian Corp.	5,200	18,200
TCSI Corp. (a)	8,200	10,250
TIBCO Software, Inc. (a)	15,400	207,900
Timberline Software Corp.	354	1,151
Transaction Systems Architects, Inc. Class A (a)	2,000	18,750
Ulticom, Inc.	2,900	71,413
Unicomp, Inc. (a)	4,800	2,700
V-One Corp. (a)	5,800	14,500
VA Linux Systems, Inc. (a)	2,807	11,754
VERITAS Software Corp. (a)	27,746	1,801,756
Verity, Inc. (a)	900	23,794
Versant Corp. (a)	3,200	8,200
Versata, Inc.	1,900	6,769
Vertel Corp. (a)	5,600	11,025
Viewpoint Corp. (a)	3,600	17,663
Visual Networks, Inc. (a)	6,000	22,500
Voxware, Inc. (a)	9,500	7,422
Walker Interactive Systems, Inc. (a)	4,500	6,469
Wave Systems Corp. Class A (a)	2,100	10,500
Wind River Systems, Inc. (a)	4,250	99,875
Witness Systems, Inc.	1,170	13,894
		50,063,894
TOTAL INFORMATION TECHNOLOGY		187,211,121
MATERIALS - 2.3%
Chemicals - 1.1%
A. Schulman, Inc.	2,300	27,744
Aceto Corp.	600	5,325
Air Products & Chemicals, Inc.	15,900	644,745
Airgas, Inc. (a)	5,100	41,361
Albemarle Corp.	3,240	77,274
American Pacific Corp. (a)	800	3,900
American Vanguard Corp.	400	4,640
Arch Chemicals, Inc.	1,600	31,920
Atlantis Plastics, Inc. Class A (a)	600	2,700

	Shares	Value (Note 1)
Balchem Corp.	500	$ 7,000
Cabot Corp.	4,600	157,734
Calgon Carbon Corp.	3,000	20,700
Cambrex Corp.	1,000	41,710
CFC International, Inc. (a)	600	2,700
ChemFirst, Inc.	1,200	30,000
Crompton Corp.	8,071	96,045
Cytec Industries, Inc. (a)	2,900	97,295
Dow Chemical Co.	61,743	2,025,788
E.I. du Pont de Nemours and Co.	76,585	3,345,999
Eastman Chemical Co.	5,300	272,685
Engelhard Corp.	8,900	212,977
Environmental Technologies Corp. (a)	700	678
Ethyl Corp.	400	644
Ferro Corp.	2,550	59,900
Flamemaster Corp.	400	2,075
FMC Corp. (a)	2,100	161,196
Georgia Gulf Corp.	2,300	39,836
Great Lakes Chemical Corp.	3,800	125,818
H.B. Fuller Co.	3,200	132,400
Hawkins Chemicals, Inc.	1,000	9,750
Hercules, Inc.	7,500	105,600
IMC Global, Inc.	8,000	110,000
International Flavors & Fragrances, Inc.	6,900	139,449
International Specialty Products, Inc. (a)	5,000	38,000
LESCO, Inc.	3,100	43,013
Lubrizol Corp.	3,700	119,399
Lyondell Chemical Co.	8,200	131,200
MacDermid, Inc.	2,200	41,404
Material Sciences Corp. (a)	1,300	11,440
Millennium Chemicals, Inc.	4,700	84,130
Minerals Technologies, Inc.	1,500	56,715
Monsanto Co.	2,500	80,000
NL Industries, Inc.	3,500	69,125
Olin Corp.	3,300	68,475
OM Group, Inc.	1,700	86,190
Omnova Solutions, Inc.	3,100	21,235
Penford Corp.	600	7,725
Plymouth Rubber, Inc. Class A (a)	500	3,150
PolyOne Corp.	7,500	64,500
PPG Industries, Inc.	13,900	710,290
Praxair, Inc.	10,800	481,680
Quaker Chemical Corp.	700	12,026
Raven Industries, Inc.	1,400	25,900
Rohm & Haas Co.	15,096	554,778
RPM, Inc.	7,425	68,459
Sigma-Aldrich Corp.	5,500	239,250
Solutia, Inc.	11,400	152,988
Southwall Technologies, Inc. (a)	800	2,200
Spartech Corp.	2,000	32,000
Stepan Co.	700	15,715
Summa Industries, Inc. (a)	500	4,469
Symyx Technologies, Inc. (a)	1,700	46,963
Terra Industries, Inc. (a)	400	1,376
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
The Scotts Co. Class A (a)	2,000	$ 82,500
Triple S Plastics, Inc. (a)	300	3,488
Valhi, Inc.	8,100	84,969
Valspar Corp.	3,000	98,250
W.R. Grace & Co. (a)	4,800	9,696
WD-4O Co.	900	18,225
Zoltek Companies, Inc. (a)	800	4,150
		11,612,661
Construction Materials - 0.1%
Amcol International Corp.	400	1,420
Ameron International Corp.	300	13,863
Centex Construction Products, Inc.	800	23,480
Florida Rock Industries, Inc.	1,000	41,050
Huttig Building Products, Inc. (a)	1,077	5,170
Lafarge Corp.	4,300	131,150
Martin Marietta Materials, Inc.	5,300	243,535
Puerto Rican Cement Co., Inc.	100	2,845
Texas Industries, Inc.	1,100	31,042
U.S. Aggregates, Inc.	400	3,300
U.S. Concrete, Inc. (a)	100	650
Vulcan Materials Co.	7,000	296,310
		793,815
Containers & Packaging - 0.2%
AEP Industries, Inc. (a)	600	25,050
Alltrista Corp. (a)	500	6,875
Ball Corp.	2,200	91,080
Bemis Co., Inc.	3,200	108,864
Caraustar Industries, Inc.	900	8,100
Chesapeake Corp.	500	12,900
Crown Cork & Seal, Inc.	11,900	67,354
Greif Brothers Corp. Class A	900	24,300
Ivex Packaging Corp. (a)	1,600	20,800
Liqui-Box Corp.	400	16,100
Longview Fibre Co.	2,200	27,918
Myers Industries, Inc.	1,650	20,625
Owens-Illinois, Inc. (a)	9,800	76,930
Packaging Corp. of America	9,200	133,400
Pactiv Corp. (a)	15,700	211,165
Rock-Tenn Co. Class A	100	779
Sealed Air Corp. (a)	5,760	225,504
Smurfit-Stone Container Corp. (a)	22,698	327,702
Sonoco Products Co.	6,050	134,431
Temple-Inland, Inc.	4,500	214,155
Tuscarora Plastics, Inc.	800	17,100
		1,771,132
Metals & Mining - 0.5%
AK Steel Holding Corp.	8,163	77,793
Alcoa, Inc.	65,832	2,354,152
Allegheny Technologies, Inc.	9,514	168,588
Arch Coal, Inc.	1,919	45,192

	Shares	Value (Note 1)
Bethlehem Steel Corp. (a)	23,904	$ 54,262
Birmingham Steel Corp. (a)	1,100	1,595
Brush Engineered Materials, Inc.	100	2,105
Carbide/Graphite Group, Inc. (a)	5,000	6,875
Carpenter Technology Corp.	1,200	33,240
Century Aluminum Co.	500	6,844
Cleveland-Cliffs, Inc.	3,000	53,850
Coeur d'Alene Mines Corp. (a)	9,300	14,880
Commercial Metals Co.	600	15,342
Commonwealth Industries, Inc.	500	2,563
CONSOL Energy, Inc.	4,700	141,000
Echo Bay Mines Ltd. (a)	5,200	4,502
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	14,500	203,725
Gibraltar Steel Corp.	100	1,469
Hecla Mining Co. (a)	18,300	17,934
Homestake Mining Co.	34,200	192,204
Kaiser Aluminum Corp. (a)	1,400	4,970
Massey Energy Corp.	10,100	198,364
Meridian Gold, Inc. (a)	10,000	69,657
National Steel Corp. Class B	1,800	3,600
Newmont Mining Corp.	16,703	281,446
NS Group, Inc. (a)	800	8,552
Nucor Corp.	5,800	256,360
Oregon Steel Mills, Inc.	700	2,786
Phelps Dodge Corp.	5,072	233,312
Pitt-Des Moines, Inc.	100	2,750
Quanex Corp.	400	7,200
RTI International Metals, Inc. (a)	600	9,660
Ryerson Tull, Inc.	711	7,380
Shaw Group (a)	2,700	135,837
Steel Dynamics, Inc. (a)	2,300	28,606
Stillwater Mining Co. (a)	2,200	73,238
Synalloy Corp.	700	3,719
Titanium Metals Corp. (a)	4,100	34,891
Tremont Corp.	200	6,700
UCAR International, Inc. (a)	4,700	61,100
USEC, Inc.	15,100	95,130
USX - U.S. Steel Group	8,700	132,588
WHX Corp. (a)	500	790
Wolverine Tube, Inc. (a)	200	2,582
Worthington Industries, Inc.	11,700	115,245
		5,174,578
Paper & Forest Products - 0.4%
Boise Cascade Corp.	5,500	176,440
Bowater, Inc.	4,100	206,353
Buckeye Technologies, Inc. (a)	1,700	20,944
Georgia-Pacific Group	14,875	446,399
Georgia-Pacific Group - Timber Group	5,200	164,996
International Paper Co.	32,772	1,234,194
Louisiana-Pacific Corp.	10,600	112,148
Mead Corp.	6,400	175,296
P.H. Glatfelter Co.	1,300	15,587
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - continued
Plum Creek Timber Co., Inc.	4,900	$ 127,057
Pope & Talbot, Inc.	200	2,770
Potlatch Corp.	1,500	48,150
Rayonier, Inc.	1,500	63,060
Wausau-Mosinee Paper Corp.	1,800	20,412
Westvaco Corp.	6,300	165,123
Weyerhaeuser Co.	18,000	967,320
Willamette Industries, Inc.	7,100	330,008
		4,276,257
TOTAL MATERIALS		23,628,443
TELECOMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 4.8%
Adelphia Business Solution, Inc. Class A (a)	900	5,259
Alaska Communication Systems Group, Inc. (a)	4,500	30,656
Allegiance Telecom, Inc. (a)	7,100	143,775
Allied Riser Communications Corp. (a)	1,300	3,128
ALLTEL Corp.	21,765	1,168,781
Arguss Communications, Inc. (a)	2,000	14,960
At Home Corp. Series A (a)	22,600	131,363
AT&T Corp.	267,781	6,158,963
AT&T Latin America Corp. (a)	1,000	3,094
BellSouth Corp.	137,800	5,782,088
BroadWing, Inc. (a)	14,398	338,641
C-Phone Corp. (a)	500	35
CenturyTel, Inc.	10,675	307,654
Choice One Communications, Inc.	1,740	14,681
Citizens Communications Co. (a)	28,225	436,359
Commonwealth Telephone Enterprises, Inc. (a)	1,100	37,400
Covad Communications Group, Inc. (a)	18,825	33,532
CT Communications, Inc.	600	9,450
CTC Communications Group, Inc. (a)	3,000	24,750
Cypress Communications, Inc.	2,520	2,441
DSET Corp. (a)	3,500	8,531
e.spire Communications, Inc. (a)	10,400	6,825
eGlobe, Inc. (a)	1,148	86
Electric Lightwave, Inc. Class A (a)	200	763
eShare Technologies, Inc. (a)	2,500	2,656
Fibernet Telecom Group, Inc. (a)	900	3,656
Focal Communications Corp. (a)	3,900	49,969
General Communications, Inc. Class A (a)	1,600	12,900
Global TeleSystems, Inc. (a)	10,600	12,932
HickoryTech Corp.	300	5,100
I-Link Corp. (a)	9,000	6,750
IDT Corp. (a)	1,500	33,750
Illuminet Holdings, Inc. (a)	1,700	43,988
Infonet Services Corp. Class B (a)	19,900	104,873

	Shares	Value (Note 1)
Intermedia Communications, Inc. (a)	5,000	$ 79,063
ITC DeltaCom, Inc.	5,400	37,631
Level 3 Communications, Inc. (a)	25,700	650,531
Lexent, Inc.	2,800	19,600
McLeodUSA, Inc. Class A (a)	46,084	604,853
Metromedia Fiber Network, Inc. Class A (a)	33,374	317,053
Mpower Communications Corp. (a)	2,850	12,469
NEON Communications, Inc. (a)	1,300	6,866
Net2000 Communications, Inc.	2,000	5,250
Network Plus Corp. (a)	2,100	9,056
NTELOS, Inc.	300	4,819
OpticNet, Inc. (a)	1,200	1
Pac-West Telecomm, Inc. (a)	1,090	4,667
Primus Telecommunications Group, Inc. (a)	1,261	3,744
PTEK Holdings, Inc. (a)	8,216	18,229
Quentra Networks, Inc. (a)	1,000	95
Qwest Communications International, Inc. (a)	117,635	4,348,966
RCN Corp.	5,200	48,100
SBC Communications, Inc.	246,665	11,765,921
Sprint Corp. - FON Group	69,200	1,547,312
STAR Telecommunications, Inc. (a)	7,505	1,876
TALK.com, Inc. (a)	6,400	9,400
Teligent, Inc. Class A (a)	5,000	7,188
Time Warner Telecom, Inc. Class A (a)	3,200	207,000
U.S. LEC Corp. Class A (a)	1,600	13,800
Verizon Communications	198,002	9,801,099
Viatel, Inc. (a)	15,191	30,382
Western Multiplex Corp. Class A	4,900	48,388
Williams Communications Group, Inc. (a)	4,000	49,840
WinStar Communications, Inc. (a)	7,400	93,425
WorldCom, Inc. (a)	205,325	3,413,528
WorldQuest Networks, Inc.	310	756
XETA Technologies, Inc. (a)	2,000	14,375
XO Communications, Inc. Class A (a)	18,073	268,836
		48,383,908
Wireless Telecommunication Services - 0.7%
Advanced Radio Telecom Corp. (a)	2,200	3,300
Aether Systems, Inc. (a)	3,600	92,700
AirGate PCS, Inc. (a)	1,800	79,425
Alamosa Holdings, Inc.	4,250	44,625
American Tower Corp. Class A (a)	12,200	353,068
Aquis Communication Group, Inc. (a)	6,500	1,235
Arch Wireless, Inc. (a)	10,800	9,450
At Road, Inc.	19,300	57,900
Boston Communications Group, Inc. (a)	3,300	21,966
Centennial Communications Corp. Class A (a)	6,600	128,288
Crown Castle International Corp. (a)	11,800	296,475
DDi Corp.	1,300	27,706
Dobson Communications Corp. Class A	6,450	119,728
EMS Technologies, Inc. (a)	2,000	31,125
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
i3 Mobile, Inc.	4,300	$ 8,063
LCC International, Inc. (a)	2,300	20,700
Leap Wireless International, Inc. (a)	1,800	55,013
Metricom, Inc. (a)	5,300	24,181
Metro One Telecommunications, Inc. (a)	3,500	80,500
Metrocall, Inc. (a)	10,700	5,684
Motient Corp. (a)	2,200	8,113
Nextel Communications, Inc. Class A (a)	53,300	1,282,531
Nextel Partners, Inc. Class A	11,400	221,588
o2wireless Solutions, Inc.	3,000	16,688
OmniSky Corp.	18,565	47,283
PanAmSat Corp. (a)	1,100	42,075
PNV, Inc. (a)	700	70
Powertel, Inc. (a)	2,200	129,663
Price Communications Corp. (a)	5,165	95,294
Rural Cellular Corp. Class A (a)	2,000	75,750
Sprint Corp. - PCS Group Series 1 (a)	65,600	1,651,808
Telaxis Communications Corp.	2,440	3,813
TeleCorp PCS, Inc. Class A (a)	10,468	223,754
Telephone & Data Systems, Inc.	4,100	383,145
Triton PCS Holdings, Inc. Class A (a)	3,700	128,806
United States Cellular Corp. (a)	6,000	355,680
VoiceStream Wireless Corp. (a)	12,252	1,163,940
Vyyo, Inc.	3,400	26,138
WebLink Wireless, Inc. Class A (a)	5,400	3,375
Western Wireless Corp. Class A (a)	4,800	202,500
Wireless Facilities, Inc. (a)	2,900	39,150
Z-Tel Technologies, Inc. (a)	1,100	5,363
		7,567,659
TOTAL TELECOMMUNICATION SERVICES		55,951,567
UTILITIES - 3.9%
Electric Utilities - 2.6%
AES Corp. (a)	34,000	1,834,980
Allegheny Energy, Inc.	5,600	265,720
Allete	2,800	65,800
Alliant Energy Corp.	5,100	168,300
Ameren Corp.	12,500	527,125
American Electric Power Co., Inc.	26,400	1,255,056
Bangor Hydro-Electric Co.	200	5,164
Black Hills Corp.	400	15,748
Calpine Corp. (a)	18,200	809,718
Cinergy Corp.	14,600	476,398
CMS Energy Corp.	11,300	333,915
Conectiv, Inc.	6,650	148,295
Consolidated Edison, Inc.	20,400	752,148
Constellation Energy Corp.	8,400	358,680
Dominion Resources, Inc.	20,043	1,314,019
DPL, Inc.	7,969	228,710
DQE, Inc.	4,200	136,290

	Shares	Value (Note 1)
DTE Energy Co.	16,100	$ 584,591
Duke Energy Corp.	55,900	2,277,925
Edison International	32,700	487,230
Energy East Corp.	5,905	111,014
Entergy Corp.	15,700	609,631
Exelon Corp.	26,312	1,720,015
FirstEnergy Corp.	14,057	395,986
FPL Group, Inc.	16,000	1,040,800
GPU, Inc.	7,900	244,821
Hawaiian Electric Industries, Inc.	200	7,350
IDACORP, Inc.	3,800	139,840
IPALCO Enterprises, Inc.	7,200	173,520
Kansas City Power & Light Co.	1,700	44,387
Mirant Corp.	23,100	577,500
Montana Power Co.	5,100	92,055
Niagara Mohawk Holdings, Inc. (a)	7,200	123,696
Northeast Utilities	10,600	216,240
NRG Energy, Inc.	7,300	202,210
NSTAR Companies	2,234	90,812
OGE Energy Corp.	2,400	55,728
Orion Power Holdings, Inc.	11,600	289,420
PG&E Corp.	36,200	505,352
Pinnacle West Capital Corp.	6,700	311,215
Potomac Electric Power Co.	5,500	123,200
PPL Corp.	8,410	384,253
Progress Energy, Inc.	16,498	713,703
Progress Energy, Inc. warrants 12/31/07	5,800	2,610
Public Service Co. of New Mexico	6,200	159,216
Public Service Enterprise Group, Inc.	20,500	918,605
Puget Energy, Inc.	3,100	73,718
Reliant Energy, Inc.	27,600	1,159,476
Southern Co.	52,600	1,627,970
TECO Energy, Inc.	5,700	166,383
TXU Corp.	23,700	977,388
Unisource Energy Corp.	3,000	58,050
Wisconsin Energy Corp.	5,100	112,812
Xcel Energy, Inc.	19,065	537,633
		26,012,421
Gas Utilities - 0.6%
AGL Resources, Inc.	1,400	30,282
Atmos Energy Corp.	100	2,330
El Paso Corp.	34,081	2,395,894
Energen Corp.	900	25,173
KeySpan Corp.	14,692	572,253
Kinder Morgan, Inc.	10,400	576,160
MCN Energy Group, Inc.	11,100	262,737
Midcoast Energy Resources, Inc.	3,100	75,175
National Fuel Gas Co.	1,900	98,420
New Jersey Resources Corp.	100	3,826
NICOR, Inc.	7,900	292,300
NiSource, Inc.	12,804	366,579
Northwest Natural Gas Co.	3,400	83,130
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Gas Utilities - continued
ONEOK, Inc.	1,200	$ 52,740
Peoples Energy Corp.	3,000	117,450
Piedmont Natural Gas Co., Inc.	700	22,449
Sempra Energy	20,573	459,807
Southern Union Co.	900	19,575
Southwest Gas Corp.	500	10,450
Southwestern Energy Co.	800	8,320
TC Pipelines LP	700	15,925
UGI Corp.	4,200	102,774
WGL Holdings, Inc.	1,500	41,070
		5,634,819
Multi-Utilities - 0.7%
Avista Corp.	4,400	69,300
Dynegy, Inc. Class A	23,172	1,089,084
Enron Corp.	56,400	3,863,400
MDU Resources Group, Inc.	3,700	104,710
NewPower Holdings, Inc.	11,300	70,625
Northwestern Corp.	1,400	33,880
Questar Corp.	7,400	202,760
SCANA Corp.	4,756	129,411
Sierra Pacific Resources	1,152	15,967
Utilicorp United, Inc.	3,500	103,775
Vectren Corp.	1,900	43,206
Western Resources, Inc.	12,100	299,354
Williams Companies, Inc.	30,599	1,275,978
		7,301,450
Water Utilities - 0.0%
American Water Works, Inc.	6,100	169,153
Azurix Corp. (a)	3,300	27,588
Philadelphia Suburban Corp.	1,000	23,000
		219,741
TOTAL UTILITIES		39,168,431
TOTAL COMMON STOCKS (Cost $1,063,485,551)		983,330,551
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate - 0.0%
Kimco Realty Corp. Series D, $1.875	36	929
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate - 0.0%
Price Enterprises, Inc. Series A, $1.40	100	1,506
TOTAL PREFERRED STOCKS (Cost $2,352)		2,435
Corporate Bonds - 0.0%
Moody's Ratings (unaudited)		Principal Amount	Value (Note 1)
Convertible Bonds - 0.0%
FINANCIALS - 0.0%
Real Estate - 0.0%
Excel Legacy Corp. 9% 11/4/04	-	$ 2,000	$ 1,690
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Real Estate - 0.0%
Excel Legacy Corp. 10% 11/4/04	-	1,000	855
TOTAL CORPORATE BONDS (Cost $2,646)			2,545
U.S. Treasury Obligations - 2.6%

U.S. Treasury Bills, yield at date of purchase 4.61% to 5.18% 3/1/01 to 5/10/01 (c) (Cost $26,053,900)		26,178,000	26,057,722
Cash Equivalents - 4.8%
Shares
Bankers Trust Institutional Daily Assets Fund, 5.67% (b) (Cost $48,907,552)	48,907,552	48,907,552
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $1,138,452,001)	1,058,300,805
NET OTHER ASSETS - (4.7)%	(47,740,550)
NET ASSETS - 100%	$ 1,010,560,255
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
21 Russell 2000® Index Contracts	March 2001	$ 4,989,600	$ (186,083)
7 S&P® 400 Midcap Index Contracts	March 2001	1,743,350	(56,942)
68 S&P 500® Stock Index Contracts	March 2001	21,114,000	(1,002,011)
		$ 27,846,950	$ (1,245,036)

The face value of futures purchased as a percentage of net assets - 2.8%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized daily yield of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,896,247.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $472,083,979 and $160,462,598, respectively.
The market value of futures contracts opened and closed during the period amounted to $438,512,720 and $414,582,145, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $76,720 for the period.

The fund participated in the security lending program during the period. At period end the fund received as collateral U.S. Treasury obligations valued at $1,510,124.
Income Tax Information

At February 28, 2001, the aggregate cost of investment securities for income tax purposes was $1,146,953,282. Net unrealized depreciation aggregated $88,652,477, of which $147,064,544 related to appreciated investment securities and $235,717,021 related to depreciated investment securities.

The fund hereby designates approximately $1,096,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2001
Assets
Investment in securities, at value (including securities loaned of $46,472,311) (cost $1,138,452,001) - See accompanying schedule		$ 1,058,300,805
Cash		3,551
Receivable for fund shares sold		2,215,696
Dividends receivable		1,183,136
Redemption fees receivable		847
Other receivables		32,364
Total assets		1,061,736,399
Liabilities
Payable for investments purchased	$ 505,830
Payable for fund shares redeemed	1,057,810
Accrued management fee	49,438
Payable for daily variation on futures contracts	427,193
Other payables and accrued expenses	228,321
Collateral on securities loaned, at value	48,907,552
Total liabilities		51,176,144
Net Assets		$ 1,010,560,255
Net Assets consist of:
Paid in capital		$ 1,098,791,507
Undistributed net investment income		2,345,098
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,180,119)
Net unrealized appreciation (depreciation) on investments		(81,396,231)
Net Assets, for 32,058,339 shares outstanding		$ 1,010,560,255
Net Asset Value, offering price and redemption price per share ($1,010,560,255 ÷ 32,058,339 shares)		$31.52

Statement of Operations

	Year ended February 28, 2001
Investment Income Dividends		$ 11,231,608
Interest		937,109
Security lending		378,243
Total income		12,546,960
Expenses
Management fee and sub-advisory fees	$ 2,478,980
Transfer agent fees	1,238,631
Accounting and security lending fees	267,593
Non-interested trustees' compensation	3,505
Registration fees	162,387
Audit	29,721
Legal	3,465
Miscellaneous	7,645
Total expenses before reductions	4,191,927
Expense reductions	(1,635,918)	2,556,009
Net investment income		9,990,951
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(4,416,716)
Foreign currency transactions	(346)
Futures contracts	(2,992,533)	(7,409,595)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(171,539,286)
Futures contracts	(1,323,090)	(172,862,376)
Net gain (loss)		(180,271,971)
Net increase (decrease) in net assets resulting from operations		$ (170,281,020)
Other Information Expense reductions FMR Reimbursement		$ 1,610,235
Custodian credits		11,767
Transfer agent credits		13,916
		$ 1,635,918

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Total Market Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended February 28, 2001	Year ended February 29, 2000
Operations Net investment income	$ 9,990,951	$ 5,885,380
Net realized gain (loss)	(7,409,595)	5,994,690
Change in net unrealized appreciation (depreciation)	(172,862,376)	75,489,551
Net increase (decrease) in net assets resulting from operations	(170,281,020)	87,369,621
Distributions to shareholders From net investment income	(8,840,290)	(4,911,129)
From net realized gain	(3,196,155)	(3,035,302)
In excess of net realized gain	(1,269,997)	-
Total distributions	(13,306,442)	(7,946,431)
Share transactions Net proceeds from sales of shares	668,588,764	749,760,374
Reinvestment of distributions	12,238,471	7,501,210
Cost of shares redeemed	(345,029,256)	(192,357,117)
Net increase (decrease) in net assets resulting from share transactions	335,797,979	564,904,467
Trading fees	156,573	580,370
Total increase (decrease) in net assets	152,367,090	644,908,027
Net Assets
Beginning of period	858,193,165	213,285,138
End of period (including undistributed net investment income of $2,345,098 and $1,392,866, respectively)	$ 1,010,560,255	$ 858,193,165
Other Information Shares
Sold	18,342,236	21,285,032
Issued in reinvestment of distributions	346,084	207,596
Redeemed	(9,568,649)	(5,368,586)
Net increase (decrease)	9,119,671	16,124,042

Financial Highlights

Years ended February 28,	2001	2000 G	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 37.41	$ 31.30	$ 27.78	$ 25.00
Income from Investment Operations
Net investment income D	.35	.41	.41	.15
Net realized and unrealized gain (loss)	(5.77)	6.14	3.33	2.45
Total from investment operations	(5.42)	6.55	3.74	2.60
Less Distributions
From net investment income	(.30)	(.29)	(.23)	(.08)
From net realized gain	(.13)	(.19)	(.28)	-
In excess of net realized gain	(.05)	-	-	-
Total distributions	(.48)	(.48)	(.51)	(.08)
Trading fees added to paid in capital	.01	.04	.29	.26
Net asset value, end of period	$ 31.52	$ 37.41	$ 31.30	$ 27.78
Total Return B, C	(14.61)%	21.13%	14.61%	11.48%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,010,560	$ 858,193	$ 213,285	$ 38,842
Ratio of expenses to average net assets	.25% F	.26% F	.27% F	.25% A, F
Ratio of net investment income to average net assets	.97%	1.17%	1.40%	1.91% A
Portfolio turnover rate	16%	11%	4%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 5, 1997 (commencement of operations) to February 28, 1998.

F FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

G For the year ended February 29

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Extended Market Index Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended February 28, 2001	Past 1 year	Life of fund
Spartan Extended Market Index	-31.29%	14.56%
Wilshire 4500 Completion	-31.66%	14.52%
Growth & Income Funds Average	4.39%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on November 5, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Wilshire 4500 Completion Index (Wilshire 4500) - a market capitalization-weighted index of approximately 6,500 U.S. equity securities. The Wilshire 4500 includes all the stocks in the Wilshire 5000 except for stocks included in the S&P 500. To measure how the fund's performance stacked up against its peers, you can compare it to the growth & income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 989 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on the bottom of this page.(dagger)

Average Annual Total Returns

Periods ended February 28, 2001	Past 1 year	Life of fund
Spartan Extended Market Index	-31.29%	4.18%
Wilshire 4500 Completion	-31.66%	4.17%
Growth & Income Funds Average	4.39%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

(dagger) The Lipper mid-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper mid-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of February 28, 2001, the one year cumulative total return for the mid-cap core funds average was -9.67%. The one year average annual return was -9.67%. The one year cumulative total return for the mid-cap supergroup average was -10.58%. The one year average annual return was -10.58%.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Spartan Extended Market Index Fund on November 5, 1997, when the fund started. As the chart shows, by February 28, 2001, the value of the investment would have been $11,456 - a 14.56% increase on the initial investment. For comparison, look at how the Wilshire 4500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $11,452 - a 14.52% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Spartan Extended Market Index Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with James Creighton, who oversees the Spartan Extended Market Index Fund's investment management personnel as Managing Director for Bankers Trust, sub-adviser of the fund *

Q. How did the fund perform, Jim?

A. For the 12-month period that ended February 28, 2001, the fund returned -31.29%, while the Wilshire 4500 Completion Index returned -31.66%. The growth & income funds average tracked by Lipper Inc. returned 4.39% during the same period.

Q. What factors set the tone for market performance during the past 12 months?

A. What began as a boom in the equity markets ended in a bust. Excessive speculation, overindebtedness and overinvestment constrained growth and effectively punctured the technology-inspired bubble that began to form in 1999. In the process, from the market's peak in mid-March 2000 to the end of February 2001, an astounding $3 trillion in U.S. share value was lost. Several factors combined to ensure the fate of the market during this time frame. A deep valuation correction in the tech-heavy NASDAQ® and the subsequent demise of many dot-coms got things started in the spring, quelling investor enthusiasm. Growing uncertainty surrounding the health of the economy and the direction of interest rates triggered a shift away from riskier assets, such as tech stocks, in September. Conditions worsened in the fall. Sharply higher energy costs, the lagged impact of higher interest rates, slumping stock prices and a tighter supply of available funding culminated in a sharp deceleration that threatened the viability of economic expansion. Consumer and business confidence waned, leading to a slowdown in consumer and business spending - the lifeblood of economic growth. Slackening aggregate demand resulted in a build-up of unwanted inventories in several key sectors, particularly technology, which weighed on corporate profits and dragged down share prices. If economic uncertainty wasn't enough reason to keep investors on the sidelines, political uncertainty surrounding an unresolved presidential election further intensified the pessimism that pervaded the market. The performance of smaller-cap stocks found in the Wilshire 4500 - a proxy for broad market performance outside of the S&P 500® - suffered the most, as jittery investors flocked to the perceived safety found in larger, well-established companies.

Q. What did the new year have in store for the market?

A. In January, the Federal Reserve Board sent a strong positive signal of support for the economy, by way of two half-point interest-rate cuts - its most aggressive action in 16 months - which sparked a tremendous broad-market rally. The rally, however, was short-lived. In February, the Fed dashed investors' hopes of a between-meetings rate cut, which, together with expectations for a poor corporate earnings season, induced the market to give back all of January's gains - and wiped out what remained of the NASDAQ's 85% gain from the run-up in 1999. It was the third-worst monthly slide on record for the NASDAQ, dropping it 57% off its March 2000 high, while the Standard & Poor's 500SM Index itself flirted with bear territory - down nearly 19% from its peak.

Q. What spoiled the party for tech stocks?

A. One by one, companies from every industry in the tech sector were belted for failing to meet the Street's earnings forecasts, proving that even tech stocks were not immune to slowdowns and interest-rate cycles. Value stocks usurped market leadership, as investors herded into economically sensitive cyclical and defensive stocks. The top-performing sectors during the period reflected this dramatic style rotation, with finance, energy and nondurables all posting double-digit returns. However, that wasn't enough to overcome the downturn in the technology sector. In sharp contrast to a year ago, when eight out of the top-10 contributors in the Wilshire 4500 were tech names, there were zero this period. Conversely, there were several on the bottom of the list, most notably CMGI, VeriSign and Juniper. Also lagging behind were emerging telecommunications providers, such as Level 3, which suffered from concerns about network overcapacity.

Q. What fueled the top-performing sectors during the period?

A. Companies whose prospects are not tied to the strength of the economy fared the best. Non-credit financial firms, including AXA Financial, performed quite well. Energy stocks, particularly service companies such as Dynegy, benefited from a favorable global supply/demand picture. R.J. Reynolds was a big winner in the consumer products space.

Q. Jim, what's your outlook?

A. Equity markets must contend with a sharply deteriorating profit outlook for the near term. The Fed will probably remain in an aggressive easing mode at least until mid-year, aiming to insure against the growing downside risks. If economic activity picks up later this year and into 2002, as we expect, equities may be close to discounting the bad news, and could firm later this year and next.

The views expressed in this report reflect those of Bankers Trust only through the end of the period of the report as stated on the cover. Any such views are subject to change at any time based on market or other conditions. For more information, see page A-2.

* Note to shareholders: Effective May 1, 2001, Deutsche Asset Management, Inc. (DAMI) will serve as sub-adviser of the fund. Bankers Trust (BT) and DAMI are both wholly owned indirect subsidiaries of Deutsche Bank AG. All personnel currently employed by BT in managing the fund will be employed by DAMI in substantially the same capacity.

Fund Facts

Goal: seeks to provide investment results that correspond to the total return of stocks of small- to mid-capitalization United States companies

Fund number: 398

Trading symbol: FSEMX

Start date: November 5, 1997

Size: as of February 28, 2001, more than $437 million

Sub-adviser: Bankers Trust, since inception

3

Annual Report

Spartan Extended Market Index Fund

Investment Changes

Top Ten Stocks as of February 28, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class A	3.7	2.1
Cox Communications, Inc. Class A	0.8	0.5
Juniper Networks, Inc.	0.7	1.6
CIENA Corp.	0.7	0.8
Gemstar-TV Guide International, Inc.	0.6	0.9
Immunex Corp.	0.6	0.6
General Motors Corp. Class H	0.6	0.6
VoiceStream Wireless Corp.	0.5	0.5
Goldman Sachs Group, Inc.	0.4	0.3
John Hancock Financial Services, Inc.	0.4	0.2
	9.0
Market Sectors as of February 28, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.9	14.8
Information Technology	20.3	35.4
Consumer Discretionary	15.6	13.3
Health Care	11.4	10.8
Industrials	10.1	7.9
Energy	4.8	3.8
Telecommunication Services	4.1	5.6
Utilities	3.5	3.3
Materials	2.9	2.2
Consumer Staples	2.9	2.1

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Annual Report

Spartan Extended Market Index Fund

Investments February 28, 2001

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 15.6%
Auto Components - 0.6%
Aftermarket Technology Corp. (a)	700	$ 3,938
ArvinMeritor, Inc.	17,250	264,788
Bandag, Inc.	2,300	85,100
BorgWarner, Inc.	6,100	266,570
Boyds Wheels, Inc. (a)	800	2
Breed Technologies, Inc. (a)	2,500	250
Collins & Aikman Corp. (a)	1,800	8,460
Colonels International, Inc. (a)	200	1,600
Donnelly Corp. Class A	100	1,360
Dura Automotive Systems, Inc. Class A (a)	13,944	112,859
Exide Corp.	10,400	95,056
Federal Signal Corp.	10,300	228,145
Federal-Mogul Corp.	13,100	45,064
GenTek, Inc.	480	5,443
Gentex Corp. (a)	10,200	255,638
Hayes Lemmerz International, Inc. (a)	900	5,697
IMPCO Technologies, Inc. (a)	3,400	81,175
Intermet Corp.	3,100	10,463
Keystone Automotive Industries, Inc. (a)	3,200	22,800
Lear Corp. (a)	13,500	432,810
Lufkin Industries, Inc.	200	4,334
Midas, Inc.	1,400	18,158
Modine Manufacturing Co.	900	23,906
Noble International Ltd.	2,600	13,163
Sauer-Danfoss, Inc.	800	7,904
Standard Motor Products, Inc.	1,000	9,900
Strattec Security Corp. (a)	1,000	32,750
Superior Industries International, Inc.	6,200	231,260
TBC Corp. (a)	700	4,900
Tenneco Automotive, Inc.	4,900	15,435
Tower Automotive, Inc. (a)	7,100	78,100
Wabtec Corp.	2,283	31,962
		2,398,990
Automobiles - 0.0%
Coachmen Industries, Inc.	600	6,720
Monaco Coach Corp. (a)	600	12,012
National R.V. Holdings, Inc. (a)	1,500	16,125
Thor Industries, Inc.	350	8,635
Winnebago Industries, Inc.	2,200	37,400
		80,892
Distributors - 0.0%
Advanced Marketing Services, Inc.	1,200	24,060
ALL American Semiconductor, Inc. (a)	3,900	37,050
Cellstar Corp. (a)	22,300	27,875
Ellet Brothers, Inc.	1,200	2,625
Herbalife International, Inc. Class A	466	3,815
Jaco Electronics, Inc. (a)	4,100	31,391
Navarre Corp. (a)	3,500	5,250
Park-Ohio Holdings Corp. (a)	2,400	13,200

	Shares	Value (Note 1)
U.S.A. Floral Products, Inc. (a)	17,600	$ 2,288
WESCO International, Inc. (a)	5,100	47,175
		194,729
Hotels Restaurants & Leisure - 2.2%
800 Travel Systems, Inc. (a)	900	816
Alliance Gaming Corp. (a)	1,300	15,600
American Classic Voyager Co. (a)	4,700	76,375
American Wagering, Inc. (a)	4,600	2,156
Ameristar Casinos, Inc. (a)	100	638
AMF Bowling, Inc. (a)	1,900	276
Anchor Gaming (a)	5,500	269,156
Applebee's International, Inc.	6,300	192,938
Argosy Gaming Co. (a)	9,700	215,340
ARK Restaurants Corp. (a)	100	694
Avado Brands, Inc. (a)	5,700	3,919
Aztar Corp. (a)	1,300	15,340
Bally Total Fitness Holding Corp. (a)	2,700	85,050
Benihana, Inc. Class A (a)	100	944
Bob Evans Farms, Inc.	9,200	184,000
Boca Resorts, Inc. Class A (a)	1,000	11,850
Boyd Gaming Corp. (a)	6,300	22,113
Brinker International, Inc. (a)	11,700	345,852
Buca, Inc. (a)	8,000	159,000
California Pizza Kitchen, Inc.	2,500	71,875
Casino Data Systems (a)	10,500	91,875
CBRL Group, Inc.	11,700	221,569
CEC Entertainment, Inc. (a)	1,900	76,000
Cedar Fair LP (depository unit)	600	12,360
Champps Entertainment, Inc. (a)	8,900	79,544
Chart House Enterprises, Inc. (a)	100	265
Cheap Tickets, Inc. (a)	7,100	68,338
Cheesecake Factory, Inc. (a)	4,150	164,184
Churchill Downs, Inc.	1,600	43,800
CKE Restaurants, Inc.	8,643	31,979
Creative Host Services, Inc.	4,400	11,275
Creative Host Services, Inc.:
warrants 7/3/03	60	0
warrants 10/2/03	110	0
Crestline Capital Corp. (a)	2,170	55,661
Dave & Busters, Inc. (a)	900	8,820
Dover Downs Entertainment, Inc.	9,700	117,370
Elxsi Corp. (a)	100	1,100
Extended Stay America, Inc. (a)	16,300	241,240
Fairfield Communities, Inc. (a)	7,600	113,696
Fine Host Corp. (a)	700	0
Friendly Ice Cream Corp. (a)	900	1,998
Frisch's Restaurants, Inc.	100	1,280
Garden Fresh Restaurant Corp. (a)	100	725
Gaylord Entertainment Co. (a)	1,000	24,100
Gtech Holdings Corp. (a)	7,400	199,726
IHOP Corp. (a)	600	12,294
Il Fornaio America Corp. (a)	100	1,363
International Game Technology (a)	9,841	531,414
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels Restaurants & Leisure - continued
International Speedway Corp. Class A	10,110	$ 456,214
Isle Capri Casinos, Inc. (a)	11,100	92,269
Jack in the Box, Inc. (a)	5,200	155,064
John Q. Hammons Hotels, Inc. Class A (a)	100	570
Lakes Gaming, Inc. (a)	350	3,609
Landry's Seafood Restaurants, Inc.	4,200	49,182
Littlefield Corp. (a)	500	781
Lodgian, Inc. (a)	1,000	3,300
Lone Star Steakhouse & Saloon, Inc.	16,300	149,756
Luby's, Inc.	4,500	30,825
Mandalay Resort Group (a)	10,600	214,968
Marcus Corp.	950	14,440
Max & Ermas Restaurants, Inc. (a)	100	875
MGM Mirage, Inc.	27,306	733,985
Mikohn Gaming Corp. (a)	100	388
Morrison Management Specialists, Inc.	110	4,377
Morton's Restaurant Group, Inc. (a)	100	2,349
MTR Gaming Group, Inc. (a)	11,100	65,559
Multimedia Games, Inc. (a)	1,400	9,100
NPC International, Inc. (a)	700	7,219
O'Charleys, Inc. (a)	150	2,700
Outback Steakhouse, Inc. (a)	10,400	276,640
P.F. Chang's China Bistro, Inc. (a)	4,000	134,000
Panera Bread Co. Class A (a)	5,100	118,575
Papa John's International, Inc. (a)	3,300	78,788
Park Place Entertainment Corp. (a)	49,900	556,385
Penn National Gaming, Inc. (a)	6,300	93,319
Pinnacle Entertainment, Inc. (a)	6,000	64,500
PJ America, Inc. (a)	2,400	15,300
PopMail.com, Inc. (a)	1,060	170
Prime Hospitality Corp. (a)	14,960	190,740
Rare Hospitality International, Inc. (a)	5,800	168,562
Royal Caribbean Cruises Ltd.	30,900	872,925
Rubio's Restaurants, Inc. (a)	4,200	17,063
Ruby Tuesday, Inc.	2,400	40,800
Ryan's Family Steak Houses, Inc. (a)	12,300	123,769
Santa Barbara Restaurant Group, Inc. (a)	500	1,000
Schlotzskys, Inc. (a)	300	1,200
ShoLodge, Inc. (a)	100	475
Shuffle Master, Inc. (a)	6,450	109,650
Silicon Gaming, Inc. warrants 7/26/04 (a)	800	0
Six Flags, Inc. (a)	10,400	224,536
Sodexho Marriott Services, Inc. (a)	4,600	134,320
Sonic Corp. (a)	6,825	159,961
Speedway Motorsports, Inc.	4,000	94,200
Station Casinos, Inc. (a)	8,200	109,388
Steak n Shake Co. (a)	969	8,527
Suburban Lodges of America, Inc. (a)	4,200	23,100
Sunterra Corp. (a)	2,400	384

	Shares	Value (Note 1)
Triarc Companies, Inc. Class A (a)	6,575	$ 174,369
Trump Hotels & Casino Resorts, Inc. (a)	2,900	6,815
United Leisure Corp. (a)	3,700	7,169
Uno Restaurant Corp. (a)	110	924
Vail Resorts, Inc. (a)	1,100	23,760
VICORP Restaurants, Inc. (a)	91	2,230
Wyndham International, Inc. Class A (a)	7,215	15,224
		9,632,206
Household Durables - 1.2%
A.T. Cross & Co. Class A (a)	200	1,450
Advanced Lighting Technologies, Inc. (a)	2,400	15,000
Applica, Inc. (a)	2,700	18,630
Bassett Furniture Industries, Inc.	1,600	22,800
Beazer Homes USA, Inc. (a)	300	13,710
Blyth, Inc.	7,700	179,872
Boston Acoustics, Inc.	200	2,400
Boyds Collection, Ltd. (a)	6,000	52,200
Bush Industries, Inc. Class A	1,400	19,250
Cavalier Homes, Inc.	600	1,050
Champion Enterprises, Inc. (a)	1,500	8,250
Chromcraft Revington, Inc. (a)	1,500	15,225
Clayton Homes, Inc.	26,975	343,931
Crossman Communities, Inc. (a)	1,700	47,494
CSS Industries, Inc. (a)	500	10,925
D.R. Horton, Inc.	14,572	332,242
Del Webb Corp. (a)	5,700	164,730
Department 56, Inc. (a)	2,600	22,776
Dixie Group, Inc. (a)	1,800	6,300
Dominion Homes, Inc. (a)	200	1,925
Enesco Group, Inc.	12,000	63,600
Ethan Allen Interiors, Inc.	5,100	173,196
Falcon Products, Inc.	1,200	10,680
Fedders Corp.	4,500	23,175
Fleetwood Enterprises, Inc.	7,800	93,990
Flexsteel Industries, Inc.	900	11,138
Foamex International, Inc. (a)	800	4,600
Furniture Brands International, Inc. (a)	6,300	154,665
Helen of Troy Corp. (a)	12,400	80,600
Hovnanian Enterprises, Inc. Class A (a)	100	1,087
Interface, Inc. Class A	11,900	75,863
Kimball International, Inc. Class B	1,300	19,581
Koala Corp. (a)	7,800	39,975
La-Z-Boy, Inc.	7,106	112,985
Lancaster Colony Corp.	9,650	284,675
Lennar Corp.	8,714	309,347
Libbey, Inc.	800	25,320
Lifetime Hoan Corp.	100	681
M.D.C. Holdings, Inc.	1,870	66,853
M/I Schottenstein Homes, Inc.	200	5,560
Matthews International Corp. Class A	500	15,563
Media Arts Group, Inc. (a)	600	3,000
Meritage Corp. (a)	3,900	123,864
Mestek, Inc.	100	1,835
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Metromedia International Group, Inc. (a)	3,535	$ 10,393
Mity Enterprises, Inc. (a)	700	5,906
Mohawk Industries, Inc. (a)	11,800	353,410
National Presto Industries, Inc.	900	26,775
NVR, Inc. (a)	2,400	349,200
Oakwood Homes Corp.	9,000	10,530
Oneida Ltd.	450	7,650
Palm Harbor Homes, Inc. (a)	750	13,875
Pillowtex Corp. (a)	4,926	1,970
Recoton Corp. (a)	4,300	49,450
Royal Appliance Manufacturing Co. (a)	600	2,610
Russ Berrie & Co., Inc.	700	18,200
Ryland Group, Inc.	4,600	185,334
Salton, Inc. (a)	2,750	51,810
Schuler Homes, Inc. (a)	100	1,300
Skyline Corp.	200	4,890
Standard Pacific Corp.	8,900	213,600
Stanley Furniture Co., Inc. (a)	1,000	25,625
Sunbeam Corp. (a)	4,208	640
Sunbeam Corp. warrants 8/24/03 (a)	610	0
Swiss Army Brands, Inc. (a)	1,300	7,963
The Rowe Companies	2,010	7,919
Toll Brothers, Inc. (a)	7,900	282,504
Topps Co., Inc. (a)	14,000	136,500
Toro Co.	2,000	88,800
Universal Electronics, Inc. (a)	6,200	117,025
Virco Manufacturing Co.	1,585	15,882
WestPoint Stevens, Inc.	10,300	86,726
Yankee Candle Co., Inc. (a)	3,800	50,730
York Group, Inc.	500	2,109
		5,111,319
Internet & Catalog Retail - 0.7%
1-800-FLOWERS.COM, Inc. Class A (a)	5,000	29,688
Amazon.com, Inc. (a)	52,000	529,750
Ashford.com, Inc. (a)	5,300	3,478
Audible, Inc. (a)	4,200	4,988
b2bstores.com, Inc.	7,600	24,700
barnesandnoble.com, Inc. Class A (a)	18,475	25,403
Beyond.com Corp. (a)	9,900	3,403
Blair Corp.	600	10,890
Bluefly, Inc. (a)	1,900	2,138
Bluefly, Inc. rights 3/26/01 (a)	3,296	309
BUY.com, Inc.	14,110	6,173
Coldwater Creek, Inc. (a)	3,200	59,200
Concepts Direct, Inc. (a)	1,500	4,594
Cyberian Outpost, Inc. (a)	8,700	7,613
Damark International, Inc. Class A (a)	1,600	7,600
dELiA*s Corp. Class A (a)	10,088	38,776
Drugstore.com, Inc. (a)	5,200	6,825
eBay, Inc. (a)	39,400	1,510,128
Egghead.com, Inc. (a)	13,565	10,598

	Shares	Value (Note 1)
eToys, Inc. (a)	16,500	$ 1,547
Fashionmall.com, Inc. (a)	2,900	4,713
Genesis Direct, Inc. (a)	1,700	2
GSV, Inc. (a)	700	219
IdeaMall, Inc. (a)	3,800	4,750
Insight Enterprises, Inc. (a)	4,325	98,123
iPrint.com, Inc.	3,300	1,444
J. Jill Group, Inc. (a)	2,700	48,938
L.L. Knickerbocker Co. (a)	76,300	3,662
Land's End, Inc. (a)	3,400	78,948
Lillian Vernon Corp.	500	4,375
MediaBay, Inc. (a)	500	469
MotherNature.com, Inc.	6,400	768
MP3.com, Inc. (a)	8,000	24,000
Musicmaker.com, Inc. (a)	1,070	5,885
Neoforma.com, Inc. (a)	28,400	39,050
Network Commerce, Inc. (a)	6,200	1,550
PEAPOD, Inc. (a)	10,500	12,469
Pets.com, Inc.	10,820	1,353
Photoworks, Inc. (a)	8,700	8,156
PlanetRX.com, Inc. (a)	1,975	741
Priceline.com, Inc. (a)	21,100	56,706
Right Start, Inc. (a)	1,400	3,325
School Specialty, Inc. (a)	5,301	116,953
SciQuest.com, Inc. (a)	8,500	15,938
Shop At Home, Inc. (a)	6,600	9,900
SkyMall, Inc. (a)	6,100	11,438
SmarterKids.com, Inc. (a)	5,800	6,525
Spiegel, Inc. Class A	19,700	142,825
Stamps.com, Inc. (a)	22,900	67,984
Student Advantage, Inc. (a)	15,000	45,000
Systemax, Inc. (a)	3,500	7,385
Ticketmaster Online CitySearch, Inc. Class B (a)	5,600	52,150
Value America, Inc. (a)	13,300	133
ValueVision International, Inc. Class A (a)	4,800	73,200
Webvan Group, Inc. (a)	38,095	10,714
		3,247,592
Leisure Equipment & Products - 0.3%
Action Performance Companies, Inc. (a)	9,300	50,859
Adams Golf, Inc. (a)	10,200	12,750
Aldila, Inc. (a)	900	1,631
Anthony & Sylvan Pools Corp. (a)	36	297
Arctic Cat, Inc.	900	12,881
Callaway Golf Co.	6,900	165,945
Cannondale Corp. (a)	300	1,397
Coastcast Corp.	300	3,300
Concord Camera Corp. (a)	3,300	21,863
Direct Focus, Inc. (a)	6,300	167,738
Equity Marketing, Inc. (a)	2,300	27,888
Global Technologies Ltd. (a)	2,550	1,753
Huffy Corp. (a)	7,300	53,290
JAKKS Pacific, Inc. (a)	9,000	116,437
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
K2, Inc. (a)	500	$ 4,360
Marvel Enterprises, Inc. (a)	1,000	1,590
Meade Instruments Corp. (a)	4,300	26,875
Midway Games, Inc. (a)	1,598	11,426
Oakley, Inc. (a)	7,100	119,280
Parkervision, Inc. (a)	3,100	85,105
Pinnacle Systems, Inc. (a)	6,000	65,250
Play By Play Toys & Novelties, Inc. (a)	3,400	1,275
Polaris Industries, Inc.	2,100	98,280
Racing Champions Corp. (a)	2,600	8,125
Rawlings Sporting Goods, Inc. (a)	5,800	26,100
RockShox, Inc. (a)	20,900	15,675
SAF T LOK, Inc. (a)	17,000	6,375
SCP Pool Corp. (a)	4,125	137,156
Steinway Musical Instruments, Inc. (a)	200	3,400
Sturm Ruger & Co., Inc.	800	8,120
Toymax International, Inc. (a)	3,100	6,781
WMS Industries, Inc. (a)	4,200	77,364
		1,340,566
Media - 6.8%
4Kids Entertainment, Inc. (a)	4,600	62,008
Ackerley Group, Inc.	700	9,751
Acme Communications, Inc. (a)	7,900	72,581
ACTV, Inc. (a)	3,700	17,691
Adelphia Communications Corp. Class A (a)	18,971	752,912
ADVO, Inc. (a)	5,200	210,080
Airtech International Group, Inc. (a)	7,500	1,463
AMC Entertainment, Inc. (a)	1,400	8,400
American Champion Entertainment, Inc. (a)	4,600	1,725
American Coin Merchandising, Inc. (a)	300	825
APAC Customer Services, Inc. (a)	6,300	34,650
Ballantyne of Omaha, Inc. (a)	30	17
Beasley Broadcast Group, Inc. Class A	6,600	96,113
Belo Corp. Series A	22,500	405,000
BHC Communications, Inc. Class A	2,400	328,200
Blockbuster, Inc. Class A	9,700	135,800
Brilliant Digital Entertainment, Inc. (a)	4,500	4,500
Cablevision Systems Corp. Class A (a)	20,738	1,609,269
Carmike Cinemas, Inc. Class A (a)	2,200	825
Catalina Marketing Corp. (a)	10,600	352,980
Championship Auto Racing Teams, Inc. (a)	1,400	22,120
Charter Communications, Inc. Class A (a)	26,700	570,713
Chris-Craft Industries, Inc.	7,087	502,468
Citadel Communications Corp. (a)	6,200	155,000
Classic Communications, Inc. Class A (a)	4,600	13,800
Cox Communications, Inc. Class A (a)	87,031	3,613,527
Cox Radio, Inc. Class A (a)	2,700	59,427

	Shares	Value (Note 1)
Cumulus Media, Inc. (a)	8,400	$ 42,000
Cyrk, Inc. (a)	3,600	10,463
Data Broadcasting Corp.	3,600	19,575
Digital Generation Systems, Inc. (a)	5,100	12,113
E.W. Scripps Co. Class A	14,100	887,313
E4L, Inc. (a)	300	3
EchoStar Communications Corp. Class A (a)	33,200	867,350
Emmis Communications Corp. Class A (a)	4,600	121,613
Engage, Inc. (a)	38,600	43,425
Entercom Communications Corp. Class A (a)	3,000	122,250
eVision USA.com, Inc. (a)	7,000	2,380
Fox Entertainment Group, Inc. Class A (a)	31,900	762,410
Franklin Electronic Publishers, Inc. (a)	2,500	13,750
Gemstar-TV Guide International, Inc. (a)	61,400	2,778,350
General Motors Corp. Class H	114,700	2,600,249
Getty Images, Inc. (a)	6,700	168,338
Granite Broadcasting Corp. (a)	3,800	9,738
HA-LO Industries, Inc. (a)	4,700	7,661
Harris Interactive, Inc. (a)	4,200	17,063
Harte-Hanks, Inc.	8,800	207,152
Havas Advertising SA sponsored ADR (a)	8,226	113,108
Hearst-Argyle Television, Inc. (a)	2,383	48,065
Hispanic Broadcasting Corp. (a)	15,200	342,000
Hollinger International, Inc. Class A	21,400	348,820
Houghton Mifflin Co.	6,400	271,872
Hungry Minds, Inc. (a)	700	4,506
Image Entertainment, Inc. (a)	800	2,325
Individual Investor Group, Inc. (a)	900	844
Innotrac Corp. (a)	3,400	18,700
Insight Communications, Inc. (a)	8,800	217,250
Interep National Radio Sales, Inc. Class A (a)	3,100	16,275
j2 Communications (a)	600	6,825
John Wiley & Sons, Inc. Class A	4,800	100,896
Journal Register Co. (a)	2,500	40,625
K-Tel International, Inc. (a)	8,900	1,469
Key3Media Group, Inc. (a)	5,800	70,064
Kushner Locke Co. (a)	5,900	738
Lamar Advertising Co. Class A (a)	12,900	532,125
Laser-Pacific Media Corp. (a)	1,800	4,050
Leapnet, Inc. (a)	5,788	4,703
Lee Enterprises, Inc.	2,300	72,726
Liberty Corp.	592	22,472
Liberty Digital, Inc. (a)	10,600	92,750
Liberty Livewire Corp. Class A (a)	560	4,655
Liberty Satellite & Technology, Inc.:
Class A (a)	4,700	16,744
Class B (a)	5,300	19,213
LifeMinders, Inc. (a)	3,900	7,800
LodgeNet Entertainment Corp. (a)	5,600	83,300
Macrovision Corp. (a)	5,300	212,331
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Marketing Services Group, Inc. (a)	1,400	$ 2,625
Martha Stewart Living Omnimedia, Inc. Class A (a)	4,100	74,210
Media General, Inc. Class A	6,000	301,200
Mediacom Communications Corp. Class A	11,450	213,972
Metro-Goldwyn-Mayer, Inc. (a)	34,100	655,743
National Record Mart, Inc. (a)	600	113
Nelson Thomas, Inc.	200	1,326
Netcentives, Inc. (a)	13,300	36,575
NTL, Inc. (a)	38,843	1,009,530
NTN Communications, Inc. (a)	5,300	4,770
Nucentrix Broadband Networks, Inc. (a)	1,300	15,763
On Command Corp. (a)	1,100	8,834
Pacific Chemical, Inc. (a)	100	0
Paxson Communications Corp. Class A (a)	4,600	49,358
Pegasus Communications Corp. (a)	9,200	257,025
Penton Media, Inc.	3,700	83,583
Pixar (a)	7,600	247,000
Platinum Entertainment, Inc. (a)	500	5
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,200	15,480
PRIMEDIA, Inc. (a)	30,000	285,000
Princeton Video Image, Inc. (a)	3,000	15,375
Pulitzer, Inc.	1,000	51,600
R.H. Donnelley Corp. (a)	8,100	221,940
Radio One, Inc. Class A (a)	7,300	109,500
Radio Unica Communications Corp. (a)	1,600	4,800
Reader's Digest Association, Inc. Class A (non-vtg.)	18,500	593,665
Regent Communication, Inc. (a)	9,200	73,600
Rentrak Corp. (a)	400	1,525
RnetHealth.com, Inc. (a)	8,400	1,680
Salem Communications Corp. Class A (a)	7,900	112,081
Scholastic Corp. (a)	7,800	333,450
Sinclair Broadcast Group, Inc. Class A (a)	15,100	136,844
Sirius Satellite Radio, Inc. (a)	5,600	131,600
SITEL Corp. (a)	2,500	8,500
Sonic Solutions, Inc. (a)	4,600	6,900
Source Information Management Co. (a)	5,400	28,688
Source Media, Inc. (a)	2,800	2,450
Spanish Broadcasting System, Inc. Class A (a)	9,400	51,553
Team Communications Group, Inc. (a)	3,900	4,875
Telespectrum Worldwide, Inc. (a)	5,300	2,067
The McClatchy Co. Class A	5,700	237,405
TiVo, Inc. (a)	8,700	38,334
TMP Worldwide, Inc. (a)	14,400	753,300
Traffix, Inc. (a)	3,300	7,734
True North Communications	6,800	261,800
United Television, Inc.	400	49,750

	Shares	Value (Note 1)
UnitedGlobalCom, Inc. Class A (a)	9,400	$ 148,638
USA Networks, Inc. (a)	48,122	1,133,875
Valley Media, Inc. (a)	4,300	3,225
Value Line, Inc.	300	12,300
VDI MultiMedia (a)	2,600	7,475
Washington Post Co. Class B	1,674	1,040,391
Westwood One, Inc. (a)	12,800	275,712
Wink Communications, Inc. (a)	8,500	50,469
World Wrestling Federation Entertainment, Inc. Class A (a)	5,200	71,760
Xm Satellite Radio Holdings, Inc. Class A (a)	7,700	78,925
Young Broadcasting, Inc. Class A (a)	3,400	116,450
YouthStream Media Networks, Inc. (a)	1,300	1,828
		29,856,468
Multiline Retail - 0.8%
99 Cents Only Stores (a)	3,774	145,488
Ames Department Stores, Inc. (a)	14,600	56,575
BJ's Wholesale Club, Inc. (a)	8,600	391,386
Bon-Ton Stores, Inc. (a)	3,600	10,800
Bradlees, Inc. (a)	3,100	124
Dollar Tree Stores, Inc. (a)	14,250	396,328
Elder Beerman Stores Corp. (a)	2,700	9,281
Factory 2-U Stores, Inc. (a)	2,400	91,500
Family Dollar Stores, Inc.	30,300	795,678
Freds, Inc. Class A	5,025	108,980
Gottschalks, Inc. (a)	300	1,653
Mazel Stores, Inc. (a)	500	1,469
Neiman Marcus Group, Inc. Class A (a)	9,300	338,520
Pricesmart, Inc. (a)	500	16,242
Ross Stores, Inc.	16,300	342,300
Saks, Inc. (a)	24,913	298,956
ShopKo Stores, Inc. (a)	7,300	70,810
Stein Mart, Inc. (a)	10,500	100,406
Tuesday Morning Corp. (a)	16,600	127,613
Value City Department Stores, Inc. (a)	700	5,985
		3,310,094
Specialty Retail - 2.2%
Aaron Rents, Inc. Class A	100	1,550
Abercrombie & Fitch Co. Class A (a)	12,700	360,172
AC Moore Arts & Crafts, Inc. (a)	100	844
American Eagle Outfitters, Inc. (a)	8,475	295,036
Amplicon, Inc.	200	1,825
AnnTaylor Stores Corp. (a)	2,900	74,907
AutoNation, Inc.	65,800	546,140
Barnes & Noble, Inc. (a)	7,600	205,200
bebe Stores, Inc. (a)	6,100	172,706
Big Dog Holdings, Inc.	49	199
Blue Rhino Corp. (a)	3,000	7,125
Books-A-Million, Inc. (a)	8,200	15,375
Borders Group, Inc. (a)	8,500	134,725
Brookstone Co., Inc. (a)	700	10,500
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Building Material Holding Corp. (a)	400	$ 3,850
Burlington Coat Factory Warehouse Corp.	2,600	50,830
Casual Male Corp.	600	4,425
Cato Corp. Class A	900	16,369
CDW Computer Centers, Inc. (a)	14,000	465,500
Charming Shoppes, Inc. (a)	14,800	94,350
Chico's FAS, Inc. (a)	2,300	95,306
Christopher & Banks Corp. (a)	4,200	111,038
Claire's Stores, Inc.	4,600	80,132
Cole National Corp. Class A (a)	900	6,840
CompuCom Systems, Inc. (a)	12,900	31,444
Copart, Inc. (a)	5,400	102,263
Cost Plus, Inc. (a)	2,475	59,400
CSK Auto Corp. (a)	2,800	16,884
Deb Shops, Inc.	1,300	21,938
Discount Auto Parts, Inc. (a)	1,400	10,150
Dress Barn, Inc. (a)	5,900	137,913
E Com Ventures, Inc. (a)	4,600	3,738
Electronics Boutique Holding Corp. (a)	3,200	67,200
Emerging Vision, Inc. (a)	5,700	1,959
Fidelity Holdings, Inc. (a)	7,100	3,772
Finish Line, Inc. Class A (a)	5,300	36,769
Footstar, Inc. (a)	5,000	220,150
Gadzooks, Inc. (a)	4,100	85,844
Genesco, Inc. (a)	2,100	51,450
Gerald Stevens, Inc. (a)	540	557
Good Guys, Inc. (a)	4,600	24,150
Goody's Family Clothing, Inc. (a)	1,100	6,600
Grow Biz International, Inc. (a)	1,800	8,663
GTSI Corp. (a)	6,400	31,200
Guitar Center, Inc. (a)	2,500	39,219
Gymboree Corp. (a)	10,100	118,675
Hancock Fabrics, Inc.	700	4,900
Handleman Co. (a)	1,000	9,110
Haverty Furniture Companies, Inc.	2,000	27,600
Hibbett Sporting Goods, Inc. (a)	1,600	42,500
Hollywood Entertainment Corp. (a)	22,200	45,788
HomeBase, Inc. (a)	26,100	63,423
Hot Topic, Inc. (a)	2,600	68,250
Hughes Supply, Inc.	700	12,285
iGo Corp. (a)	7,400	9,134
InterTAN, Inc. (a)	3,050	38,125
Intimate Brands, Inc. Class A	69,760	1,102,208
Jo-Ann Stores, Inc. Class A (a)	1,500	7,875
Just for Feet, Inc. (a)	4,100	25
Krispy Kreme Doughnuts, Inc.	1,600	114,900
Lawson Products, Inc.	300	7,256
Lechters, Inc. (a)	12,900	9,675
Linens 'N Things, Inc. (a)	4,300	145,555
Lithia Motors, Inc. Class A (a)	900	11,907

	Shares	Value (Note 1)
Little Switzerland, Inc. (a)	12,500	$ 14,063
Michaels Stores, Inc. (a)	3,900	127,725
MicroAge, Inc. (a)	7,500	338
Micros-To-Mainframes, Inc. (a)	1,200	1,500
Monro Muffler Brake, Inc. (a)	1,105	10,774
Multiple Zones, Inc. (a)	3,500	8,586
Natural Wonders, Inc. (a)	4,100	328
Neff Corp. Class A (a)	1,800	1,980
Nutraceutical International Corp. (a)	600	1,434
O'Reilly Automotive, Inc. (a)	12,100	229,144
Officemax, Inc. (a)	12,600	38,556
Pacific Sunwear of California, Inc. (a)	2,900	95,881
Party City Corp. (a)	1,450	5,324
Pathmark Stores, Inc. (a)	4,500	76,500
Paul Harris Stores, Inc. (a)	200	66
Payless ShoeSource, Inc. (a)	4,782	365,249
PC Connection, Inc. (a)	5,950	73,259
PETsMART, Inc. (a)	30,200	105,700
Pier 1 Imports, Inc.	11,250	146,250
Pomeroy Computer Resources, Inc. (a)	5,200	78,975
Regis Corp.	9,600	142,800
Rent-A-Center, Inc. (a)	6,000	264,750
Rent-Way, Inc. (a)	1,811	10,323
Restoration Hardware, Inc. (a)	6,200	9,688
Rex Stores Corp. (a)	2,900	53,215
Select Comfort Corp. (a)	2,600	6,338
Sharper Image Corp. (a)	1,300	11,131
Software Spectrum, Inc. (a)	3,200	40,000
Sonic Automotive, Inc. Class A (a)	2,700	22,815
Stage Stores, Inc. (a)	800	44
Sunglass Hut International, Inc. (a)	4,500	50,906
Syms Corp. (a)	300	1,710
Talbots, Inc.	7,700	391,314
The Bombay Company, Inc. (a)	18,700	52,921
The Buckle, Inc. (a)	650	12,201
The Childrens Place Retail Stores, Inc. (a)	1,800	39,375
The Men's Wearhouse, Inc. (a)	8,065	212,110
The Sports Authority, Inc. (a)	16,300	44,825
Too, Inc. (a)	2,600	50,310
Tractor Supply Co. (a)	1,300	18,769
Transportation World Entertainment Corp. (a)	14,750	118,461
Tweeter Home Entertainment Group, Inc. (a)	2,800	58,975
Ugly Duckling Corp. (a)	200	725
Ultimate Electronics, Inc. (a)	3,600	91,800
United Auto Group, Inc. (a)	1,800	18,072
United Rentals, Inc. (a)	8,285	141,756
United Retail Group, Inc. (a)	500	3,125
Urban Outfitters, Inc. (a)	1,400	15,663
Venator Group, Inc. (a)	15,700	172,857
West Marine, Inc. (a)	1,400	7,875
Wet Seal, Inc. Class A (a)	4,400	139,700
Whitehall Jewellers, Inc. (a)	1,650	13,844
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Williams-Sonoma, Inc. (a)	6,100	$ 166,225
Wilsons Leather Experts, Inc. (a)	150	2,634
Wolohan Lumber Co.	100	1,025
Zale Corp. (a)	4,100	128,986
Zany Brainy, Inc. (a)	2,100	1,378
		9,455,676
Textiles & Apparel - 0.8%
Ashworth, Inc. (a)	600	5,447
Brown Shoe Co., Inc.	1,400	24,290
Burlington Industries, Inc. (a)	2,000	4,500
Candies, Inc. (a)	700	1,203
Charles & Colvard Ltd. (a)	4,200	4,200
Coach, Inc.	6,800	204,952
Columbia Sportswear Co. (a)	2,800	155,050
Cone Mills Corp. (a)	800	2,360
Cutter & Buck, Inc. (a)	7,600	55,100
Deckers Outdoor Corp. (a)	100	400
Delta Apparel, Inc.	80	1,488
Delta Woodside Industries	800	1,000
Donna Karan International, Inc. (a)	700	6,405
Everlast Worldwide, Inc. (a)	200	550
Finlay Enterprises, Inc. (a)	800	10,400
Fossil, Inc. (a)	6,525	114,188
Friedmans, Inc. Class A	3,200	23,900
G-III Apparel Group Ltd. (a)	1,200	9,450
Galey & Lord, Inc. (a)	400	1,420
Guess, Inc. (a)	3,200	24,640
Guilford Mills, Inc.	700	1,330
Haggar Corp.	300	3,750
Hartmarx Corp. (a)	1,100	3,894
Jones Apparel Group, Inc. (a)	20,201	775,718
K-Swiss, Inc. Class A	4,300	133,300
Kellwood Co.	7,200	159,480
Kenneth Cole Productions, Inc. Class A (a)	2,750	77,688
Maxwell Shoe, Inc. Class A (a)	2,500	34,219
McNaughton Apparel Group, Inc. (a)	5,200	79,625
Mossimo, Inc. (a)	800	3,200
Movado Group, Inc.	5,600	84,350
Nautica Enterprises, Inc. (a)	10,100	185,588
Oshkosh B'Gosh, Inc. Class A	1,330	27,681
Oxford Industries, Inc.	100	1,981
Phillips-Van Heusen Corp.	900	13,410
Polo Ralph Lauren Corp. Class A (a)	7,400	216,820
Polymer Group, Inc.	5,800	38,570
Quaker Fabric Corp. (a)	850	5,233
Quiksilver, Inc. (a)	1,250	33,625
Samsonite Corp. (a)	2,743	8,229
Saucony, Inc. Class B (a)	1,400	9,756
Skechers U.S.A., Inc. Class A (a)	5,300	142,888
Sport-Haley, Inc. (a)	100	338

	Shares	Value (Note 1)
Steven Madden Ltd. (a)	6,700	$ 91,288
Stride Rite Corp.	4,400	33,132
Superior Uniform Group, Inc.	100	838
Tarrant Apparel Group (a)	1,600	6,400
Timberland Co. Class A (a)	4,600	257,508
Tropical Sportswear International Corp. (a)	900	15,413
Unifi, Inc.	4,800	33,120
Uniroyal Technology Corp. (a)	7,200	47,700
Vans, Inc. (a)	6,400	134,400
Warnaco Group, Inc. Class A	12,664	60,787
Wellman, Inc.	4,200	73,752
Wolverine World Wide, Inc.	1,300	19,123
Worldtex, Inc. (a)	100	3
		3,465,080
TOTAL CONSUMER DISCRETIONARY		68,093,612
CONSUMER STAPLES - 2.9%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	500	4,900
Coca-Cola Bottling Co. Consolidated	200	7,800
Constellation Brands, Inc. Class A (a)	2,700	172,395
Golden State Vintners, Inc. Class B (a)	500	4,250
Hawaiian Natural Water Co., Inc. (a)	100	26
Lancer Corp. (a)	100	490
National Beverage Corp. (a)	200	1,790
Pepsi Bottling Group, Inc.	24,300	980,505
PepsiAmericas, Inc.	17,000	274,720
Robert Mondavi Corp. Class A (a)	3,300	160,463
		1,607,339
Food & Drug Retailing - 0.5%
7-Eleven, Inc. (a)	16,200	167,022
Casey's General Stores, Inc.	14,400	177,300
Delhaize America, Inc.	29,458	636,293
Drug Emporium, Inc. (a)	5,900	1,844
Duane Reade, Inc. (a)	4,600	157,780
Fleming Companies, Inc.	10,000	247,000
Fresh America Corp. (a)	3,000	3,750
Grand Union Co. (a)	7,700	116
Ingles Markets, Inc. Class A	600	6,488
Marsh Supermarkets, Inc. Class B	100	1,281
Nash-Finch Co.	400	6,400
NuCo2, Inc. (a)	2,200	22,825
Performance Food Group Co. (a)	4,300	227,900
Phar-Mor, Inc. (a)	4,200	4,463
Rite Aid Corp. (a)	29,900	156,078
Ruddick Corp.	4,100	53,710
Schultz Sav-O Stores, Inc.	100	1,075
Smart & Final, Inc. (a)	700	7,483
Spartan Stores, Inc. (a)	2,500	23,594
United Natural Foods, Inc. (a)	7,300	93,075
Weis Markets, Inc.	2,800	100,436
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food & Drug Retailing - continued
Whole Foods Market, Inc. (a)	3,500	$ 150,938
Wild Oats Markets, Inc. (a)	14,375	101,299
		2,348,150
Food Products - 1.3%
AgriBioTech, Inc. (a)	1,400	11
Agribrands International, Inc. (a)	1,000	53,770
American Italian Pasta Co. Class A (a)	5,000	169,300
Aurora Foods, Inc. (a)	21,600	92,880
Bridgford Foods Corp.	110	1,409
Central Garden & Pet Co. Class A (a)	3,600	27,900
Chiquita Brands International, Inc. (a)	4,000	5,000
ConAgra Foods, Inc.	1	20
Corn Products International, Inc.	7,800	198,120
Dean Foods Co.	7,800	257,088
Del Monte Foods Co. (a)	3,300	28,215
Delta & Pine Land Co.	2,266	55,857
Dole Food Co., Inc.	8,500	140,250
Dreyer's Grand Ice Cream, Inc.	7,100	213,444
Earthgrains Co.	2,600	49,920
Eden Bioscience Corp.	5,300	96,725
Flowers Industries, Inc.	17,600	309,760
Gardenburger, Inc. (a)	5,600	4,550
Green Mountain Coffee, Inc. (a)	4,800	103,800
Hain Celestial Group, Inc. (a)	3,948	122,388
Horizon Organic Holding Corp. (a)	11,100	55,500
Hormel Foods Corp.	18,000	387,000
IBP, Inc.	19,900	528,345
Imperial Sugar Co. (a)	2,062	516
International Multifoods Corp.	700	13,153
Interstate Bakeries Corp.	8,800	143,968
J&J Snack Food Corp. (a)	100	1,613
J.M. Smucker Co.	500	12,950
Keebler Foods Co.	11,600	486,736
Lance, Inc.	8,500	100,406
M&F Worldwide Corp. (a)	300	1,305
McCormick & Co., Inc. (non-vtg.)	13,500	530,550
Michael Foods, Inc.	5,800	170,738
Midwest Grain Products, Inc.	200	1,738
Northland Cranberries, Inc. Class A	4,500	5,344
Opta Food Ingredients, Inc. (a)	2,500	3,750
Pierre Foods, Inc. (a)	38	40
Pilgrims Pride Corp. Class B	900	9,198
Ralcorp Holdings, Inc. (a)	1,650	29,535
Riviana Foods, Inc.	400	7,550
Sanderson Farms, Inc.	200	1,988
Seminis, Inc. Class A (a)	14,100	19,388
Sensient Technologies Corp.	12,100	261,965
Smithfield Foods, Inc. (a)	10,700	314,687
Suiza Foods Corp. (a)	3,747	183,491
Tasty Baking Co.	100	1,585
Tejon Ranch Co. (a)	400	8,600

	Shares	Value (Note 1)
Thorn Apple Valley, Inc. (a)	400	$ 12
Tootsie Roll Industries, Inc.	2,190	108,405
Tyson Foods, Inc. Class A	25,520	321,807
Vlasic Foods International, Inc. (a)	7,100	667
Zapata Corp. (a)	120	2,250
		5,645,187
Household Products - 0.1%
Church & Dwight Co., Inc.	3,100	67,766
Dial Corp.	9,000	126,630
Mace Security International, Inc. (a)	800	850
Oil-Dri Corp. of America	100	800
Paragon Trade Brands, Inc. warrants 1/28/10 (a)	5	36
U.S. Home & Garden, Inc. (a)	2,900	3,806
USA Detergents, Inc. (a)	2,800	15,225
		215,113
Personal Products - 0.3%
BriteSmile, Inc. (a)	1,400	6,978
Carter-Wallace, Inc.	9,300	250,170
Chattem, Inc. (a)	11,300	90,400
Elizabeth Arden, Inc. (a)	7,500	104,531
Enamelon, Inc. (a)	800	32
Estee Lauder Companies, Inc. Class A	16,800	649,152
First Years, Inc.	200	1,800
Nature's Sunshine Products, Inc.	300	2,288
NBTY, Inc. (a)	8,400	58,537
Nu Skin Enterprises, Inc. Class A	1,000	8,200
Omni Nutraceuticals, Inc. (a)	11,300	2,825
Perrigo Co. (a)	15,200	153,900
Playtex Products, Inc. (a)	1,900	18,430
Revlon, Inc. Class A (a)	2,200	11,374
Tristar Corp. (a)	100	475
Water Pik Technologies, Inc. (a)	4,400	35,200
Weider Nutrition International, Inc. Class A	400	1,136
		1,395,428
Tobacco - 0.3%
DIMON, Inc.	1,500	13,140
RJ Reynolds Tobacco Holdings, Inc.	17,900	1,011,350
Schweitzer-Mauduit International, Inc.	1,000	21,200
Standard Commercial Corp.	100	1,210
Universal Corp.	7,500	283,200
		1,330,100
TOTAL CONSUMER STAPLES		12,541,317
ENERGY - 4.8%
Energy Equipment & Services - 2.7%
Atwood Oceanics, Inc. (a)	4,300	187,351
BJ Services Co. (a)	10,400	790,400
Buckeye Partners LP	800	27,120
Cal Dive International, Inc. (a)	11,400	311,363
Carbo Ceramics, Inc.	300	11,700
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Chiles Offshore, Inc.	3,217	$ 67,557
Cooper Cameron Corp. (a)	6,000	358,680
Dawson Geophysical Co. (a)	6,700	66,163
Diamond Offshore Drilling, Inc.	18,400	770,960
Dril-Quip, Inc. (a)	1,400	39,130
ENSCO International, Inc.	16,400	625,004
Friede Goldman Halter, Inc. (a)	8,168	22,135
Global Industries Ltd. (a)	21,000	286,125
Global Marine, Inc. (a)	21,100	605,781
Grant Prideco, Inc. (a)	14,362	262,394
Grey Wolf, Inc. (a)	23,100	127,281
Gulf Island Fabrication, Inc. (a)	6,800	120,700
Gulfmark Offshore, Inc. (a)	100	3,369
Hanover Compressor Co. (a)	7,600	285,000
Helmerich & Payne, Inc.	12,100	627,869
Hydril Co.	3,000	61,125
Industrial Holdings, Inc. (a)	9,000	15,750
Input/Output, Inc. (a)	1,600	16,848
Kaneb Services, Inc. (a)	200	1,242
Key Energy Services, Inc. (a)	10,600	122,960
Lone Star Technologies, Inc. (a)	5,100	226,899
Marine Drilling Companies, Inc. (a)	6,200	180,730
Maverick Tube Corp. (a)	2,400	48,720
Metretek Technologies, Inc. (a)	2,400	3,900
Mitcham Industries, Inc. (a)	400	2,050
National-Oilwell, Inc.	11,740	424,988
Newpark Resources, Inc. (a)	9,900	78,705
Oceaneering International, Inc. (a)	3,800	78,280
Offshore Logistics, Inc. (a)	7,500	183,750
Oil States International, Inc.	7,000	63,490
OSCA, Inc. Class A	1,800	36,900
Parker Drilling Co. (a)	10,500	64,575
Patterson Energy, Inc. (a)	4,600	162,150
Plains All American Pipeline LP	4,900	107,800
Pride International, Inc. (a)	11,200	277,760
RPC, Inc.	1,900	24,225
Santa Fe International Corp.	19,500	730,275
SEACOR SMIT, Inc. (a)	4,200	200,970
Seitel, Inc. (a)	8,500	158,950
Smith International, Inc. (a)	5,600	423,360
Superior Energy Services, Inc. (a)	20,600	221,450
TETRA Technologies, Inc. (a)	400	8,280
Tidewater, Inc.	6,600	321,420
Tokheim Corp. Series C, warrants 10/20/06	100	38
TransMontaigne, Inc. (a)	1,000	3,680
Trico Marine Services, Inc. (a)	3,200	47,000
UNIFAB International, Inc. (a)	3,500	28,000
Unit Corp. (a)	4,300	78,475
Universal Compression Holdings, Inc.	3,900	136,500
UTI Energy Corp. (a)	5,200	186,888

	Shares	Value (Note 1)
Varco International, Inc. (a)	19,375	$ 434,581
Veritas DGC, Inc. (a)	3,000	90,450
W-H Energy Services, Inc.	5,200	104,000
Weatherford International, Inc.	13,262	690,022
		11,643,268
Oil & Gas - 2.1%
3Tec Energy Corp. (a)	6,000	101,625
American International Petroleum Corp. (a)	100	40
APCO Argentina, Inc.	100	3,263
Barrett Resources Corp. (a)	4,500	199,125
Belco Oil & Gas Corp. (a)	2,300	23,230
Bellwether Exploration Co. (a)	11,400	94,050
Benton Oil & Gas Co. (a)	3,900	6,981
Berry Petroleum Co. Class A	300	3,885
BP Prudhoe Bay Royalty Trust	9,400	135,454
Brigham Exploration Co. (a)	5,700	25,650
Cabot Oil & Gas Corp. Class A	7,500	203,250
Carrizo Oil & Gas, Inc. (a)	5,800	42,775
Castle Energy Corp.	900	5,400
Chesapeake Energy Corp. (a)	23,660	215,779
Comstock Resources, Inc. (a)	2,400	24,000
Contour Energy Co. (a)	7,900	15,800
Costilla Energy, Inc. (a)	100	1
Cross Timbers Oil Co.	9,375	231,281
Crown Central Petroleum Corp. Class B (a)	100	1,040
Denbury Resources, Inc. (a)	4,000	40,362
DevX Energy, Inc. (a)	1,900	13,538
Edge Petroleum Corp. (a)	3,600	31,050
EEX Corp. (a)	5,400	22,032
Energy Partners Ltd. (a)	4,100	46,617
Enterprise Products Partners LP	1,700	57,647
Equitable Resources, Inc.	7,100	407,540
Esenjay Exploration, Inc. (a)	14,500	68,875
Evans Systems, Inc. (a)	3,400	680
Evergreen Resources, Inc. (a)	5,100	160,905
Forest Oil Corp.	6,850	221,255
Frontier Oil Corp. (a)	500	4,300
FX Energy, Inc. (a)	6,700	27,219
Giant Industries, Inc. (a)	87	679
Greka Energy Corp.	5,266	66,812
Hallwood Energy Corp. (a)	374	3,495
Harken Energy Corp. (a)	23,440	134,780
Holly Corp.	300	6,255
Houston Exploration Co. (a)	8,000	240,800
HS Resources, Inc. (a)	4,900	189,385
Hugoton Royalty Trust	2,700	40,743
Inland Resources, Inc. (a)	10	15
Key Production Co., Inc. (a)	700	14,770
Louis Dreyfus Natural Gas Corp. (a)	8,600	310,976
Magnum Hunter Resources, Inc. (a)	2,400	26,520
Mallon Resources Corp. (a)	3,400	21,675
Markwest Hydrocarbon, Inc. (a)	800	6,400
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
McMoRan Exploration Co. (a)	88	$ 1,267
Meridian Resource Corp. (a)	4,800	37,200
Miller Exploration Co. (a)	7,400	10,175
Mitchell Energy & Development Corp. Class A	6,700	356,775
Murphy Oil Corp.	6,100	384,117
National Energy Group, Inc. (a)	5,428	9,160
Newfield Exploration Co. (a)	5,800	203,116
Noble Affiliates, Inc.	7,400	328,190
Nuevo Energy Co. (a)	1,800	30,420
Ocean Energy, Inc.	22,052	396,936
Parallel Petroleum Corp. (a)	4,100	18,194
Patina Oil & Gas Corp.	3,700	82,140
Penn Virginia Corp.	200	6,402
Pennzoil-Quaker State Co.	18,166	253,234
Petroleum Development Corp. (a)	6,500	39,406
Pioneer Natural Resources Co. (a)	10,500	176,925
Plains Resources, Inc. (a)	4,300	90,343
Pogo Producing Co.	5,500	145,035
Prima Energy Corp. (a)	4,200	123,900
Range Resources Corp. (a)	4,520	27,120
Remington Oil & Gas Corp. (a)	12,000	160,500
Seven Seas Petroleum, Inc. (a)	8,500	21,845
Spinnaker Exploration Co. (a)	6,700	254,600
St. Mary Land & Exploration Co.	6,800	151,725
Stone Energy Corp. (a)	5,043	272,322
Swift Energy Co. (a)	3,000	96,600
Syntroleum Corp. (a)	7,400	90,650
TEPPCO Partners LP	8,500	215,645
Tesoro Petroleum Corp. (a)	11,300	142,832
Tom Brown, Inc. (a)	9,200	307,625
Ultramar Diamond Shamrock Corp.	16,500	600,600
Valero Energy Corp.	8,000	293,200
Vintage Petroleum, Inc.	8,500	165,665
Western Gas Resources, Inc.	8,100	205,740
Westport Resources Corp. (a)	5,200	108,420
Williams Clayton Energy, Inc. (a)	4,000	78,000
Wiser Oil Co. (a)	1,800	11,304
		9,395,282
TOTAL ENERGY		21,038,550
FINANCIALS - 21.9%
Banks - 6.8%
1st Source Corp.	557	10,966
Abigail Adams National Bancorp, Inc.	1,700	17,850
Alabama National Bancorp	100	3,186
Allegiant Bancorp, Inc.	860	8,923
Alliance Bancorp	100	2,569
Ambanc Holding Co., Inc.	1,200	21,600
Amcore Financial, Inc.	5,600	111,650

	Shares	Value (Note 1)
American Pacific Bank of Oregon Class B (a)	3,080	$ 9,336
Anchor Bancorp Wisconsin, Inc.	1,500	22,664
Andover Bancorp, Inc.	300	10,500
Area Bankshares Corp.	300	4,800
Associated Banc-Corp.	14,657	510,247
Astoria Financial Corp.	7,290	398,672
BancorpSouth, Inc.	4,225	57,671
BancWest Corp.	6,120	158,875
Bank of Granite Corp.	325	6,663
Bank Plus Corp. (a)	4,000	18,500
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	431	2,758
Banknorth Group, Inc.	26,663	538,259
BankUnited Financial Corp. Class A (a)	2,100	20,738
Banner Corp.	451	7,442
Bay View Capital Corp.	3,636	22,907
BB&T Corp.	4,567	165,006
BOK Financial Corp. (a)	3,266	75,526
Boston Private Financial Holdings, Inc.	7,500	127,031
BSB Bancorp, Inc.	300	5,419
Capital Crossing Bank (a)	1,200	16,200
Capitol Federal Financial	7,900	125,906
Cathay Bancorp, Inc.	100	5,819
Centura Banks, Inc.	9,260	466,797
Century South Banks, Inc.	300	9,975
CFS Bancorp, Inc.	800	8,800
Chemical Financial Corp.	242	6,126
Chittenden Corp.	1,867	58,344
Citizens Banking Corp.	11,734	294,817
City Holding Co.	1,011	9,225
City National Corp.	9,360	339,113
Cohoes Bancorp, Inc.	3,600	69,525
Colonial Bancgroup, Inc.	8,900	114,810
Commerce Bancorp, Inc.	7,100	422,450
Commerce Bancshares, Inc.	11,995	474,552
Commercial Federal Corp.	13,995	308,170
Commonwealth Bancorp, Inc.	2,100	37,144
Community First Bankshares, Inc.	12,500	250,781
Community Savings Bankshares, Inc.	700	9,669
Community Trust Bancorp, Inc.	341	5,456
Compass Bancshares, Inc.	22,050	469,941
Corus Bankshares, Inc.	500	24,688
CPB, Inc.	100	2,692
Cullen/Frost Bankers, Inc.	11,900	426,734
CVB Financial Corp.	226	3,503
Dime Bancorp, Inc.	13,700	409,630
Dime Bancorp, Inc. warrants 12/31/49 (a)	13,700	3,425
Dime Community Bancorp, Inc.	948	25,122
Downey Financial Corp.	6,810	293,171
Eagle Bancshares, Inc.	400	5,400
East West Bancorp, Inc.	10,000	230,625
F&M National Corp.	1,021	39,492
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
Fidelity National Corp., Georgia	2,900	$ 15,678
First BanCorp Puerto Rico	2,100	49,560
First Charter Corp.	1,584	23,760
First Citizen Bancshares, Inc.	700	65,888
First Commonwealth Financial Corp.	2,704	27,121
First Federal Capital Corp.	600	7,950
First Financial Bancorp Ohio	4,254	64,874
First Financial Bankshares, Inc.	110	3,603
First Financial Holdings, Inc.	200	4,188
First Indiana Corp.	420	9,732
First Midwest Bancorp, Inc.	8,864	247,084
First Niagara Financial Group, Inc.	6,100	69,769
First Place Financial Corp.	5,200	60,775
First Republic Bank (a)	300	10,353
First Sentinel Bancorp, Inc.	4,891	53,801
First Tennessee National Corp.	24,500	759,500
First Virginia Banks, Inc.	9,300	425,940
Firstfed America Bancorp, Inc.	100	1,545
FirstFed Financial Corp. (a)	7,300	213,890
FirstMerit Corp.	18,792	489,767
FirstSpartan Financial Corp.	400	14,425
Flagstar Bancorp, Inc.	2,300	52,181
Flushing Financial Corp.	750	13,406
FNB Corp. Pennsylvania	1,485	34,526
Fulton Financial Corp.	16,522	359,354
GBC Bancorp	4,695	146,425
Gold Banc Corp., Inc.	3,609	25,940
Golden State Bancorp, Inc.	23,224	636,338
Greater Bay Bancorp	9,000	300,375
Greenpoint Financial Corp.	16,200	558,900
Hancock Holding Co.	100	3,838
Harbor Florida Bancshares, Inc.	1,300	19,825
Hibernia Corp. Class A	31,800	461,100
HomeFed Corp. (a)	792	713
Hudson City Bancorp, Inc.	24,400	489,525
Hudson River Bancorp, Inc.	3,100	42,819
Hudson United Bancorp	13,888	311,508
IBERIABANK Corp.	600	15,000
Independence Community Bank Corp.	15,600	260,325
Independent Bank Corp.	500	7,281
Indymac Bancorp, Inc. (a)	14,400	380,304
Integra Bank Corp.	530	12,380
International Bancshares Corp.	1,531	54,829
Investors Financial Services Corp.	5,600	440,650
Irwin Financial Corp.	700	16,713
Klamath First Bancorp, Inc.	3,548	47,898
M&T Bank Corp.	15,900	1,089,150
MAF Bancorp., Inc.	1,600	42,200
Marshall & Ilsley Corp.	18,700	1,008,865
Mercantile Bankshares Corp.	13,800	533,888
MetroWest Bank	100	794

	Shares	Value (Note 1)
MidAmerica Bancorp	109	$ 2,611
Mississippi Valley Bancshares, Inc.	300	10,500
National City Bancorp.	110	2,269
National Commmerce Bancorp	35,800	915,137
National Penn Bancshares, Inc.	358	8,212
NBT Bancorp, Inc.	12,255	203,739
Net.B@nk, Inc. (a)	8,300	71,458
New York Community Bancorp, Inc.	10,032	393,129
North Fork Bancorp, Inc.	30,657	766,425
Northwest Bancorp, Inc.	2,600	23,563
OceanFirst Financial Corp.	2,500	53,594
Old National Bancorp	13,338	311,776
Omega Financial Corp.	200	5,238
Oriental Financial Group, Inc.	533	7,451
Pacific Capital Bancorp	1,500	42,469
Pacific Century Financial Corp.	17,100	332,766
Pacific Northwest Bancorp	1,850	29,947
Park National Corp.	715	62,491
PBOC Holdings, Inc. (a)	200	1,950
People's Bank	6,300	167,344
PFF Bancorp, Inc.	2,000	49,500
Popular, Inc.	24,100	656,725
Promistar Financial Corp.	720	12,105
Provident Bankshares Corp.	8,569	204,585
Provident Financial Group, Inc.	10,900	324,956
R&G Financial Corp. Class B	600	10,116
Republic Bancorp, Inc.	3,668	45,392
Republic Bancshares, Inc. (a)	1,100	14,850
Republic Security Financial Corp.	21,158	165,958
Richmond County Financial Corp.	8,200	221,400
Riggs National Corp.	10,300	158,363
Roslyn Bancorp, Inc.	17,035	421,616
S&T Bancorp, Inc.	880	20,158
Santander Bancorp	1,500	28,500
Seacoast Financial Services Corp.	2,777	41,655
Silicon Valley Bancshares (a)	6,100	170,419
Sky Financial Group, Inc.	18,988	328,730
South Financial Group, Inc.	2,470	35,661
Southwest Bancorp Texas, Inc. (a)	7,400	284,900
Sovereign Bancorp, Inc.	44,713	398,225
State Financial Services Corp. Class A	2,200	24,888
Staten Island Bancorp, Inc.	3,400	84,490
Sterling Bancshares, Inc.	9,950	178,478
Sterling Financial Corp. (a)	110	1,396
Sun Bancorp, Inc.	2,940	25,541
Susquehanna Bancshares, Inc.	1,400	25,113
TCF Financial Corp.	14,200	523,980
Texas Regional Bancshares, Inc. Class A	770	27,479
TF Financial Corp.	100	1,756
Timberland Bancorp, Inc.	500	6,750
Troy Financial Corp.	5,000	77,500
Trust Co. of New Jersey	600	10,088
Trustco Bank Corp.	5,761	71,292
Trustmark Corp.	17,100	372,994
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
UAB Financial Corp.	1,355	$ 50,897
UCBH Holdings, Inc.	4,500	252,281
Union Planters Corp.	43	1,637
UnionBanCal Corp.	27,600	734,712
United Bankshares, Inc.	3,070	69,843
United Community Financial Corp.	5,000	34,063
United National Bancorp	116	2,211
USABancShares, Inc. (a)	4,600	7,763
USBANCORP, Inc. Pennsylvania	600	2,438
Valley National Bancorp	8,931	250,336
W Holding Co., Inc.	3,000	35,625
Washington Federal, Inc.	15,352	399,152
Waypoint Financial Corp.	18,200	179,725
Webster Financial Corp.	12,116	344,549
WesBanco, Inc.	600	11,325
West Coast Bancorp	1,948	19,967
Westamerica Bancorp.	7,600	294,025
Westcorp, Inc.	1,920	32,621
Whitney Holding Corp.	1,400	53,813
Wilmington Trust Corp.	6,500	386,100
WSFS Financial Corp.	4,000	54,250
Zions Bancorp	14,168	813,775
		29,762,849
Diversified Financials - 2.9%
A.B. Watley Group, Inc. (a)	4,700	29,963
A.G. Edwards, Inc.	11,600	450,892
Aames Financial Corp. (a)	440	656
Acacia Research Corp. (a)	1,400	14,700
Ace Cash Express, Inc. (a)	100	1,300
ACMAT Corp. Class A (a)	6,500	52,813
Advanta Corp. Class A	8,600	113,950
Affiliated Managers Group, Inc. (a)	1,900	97,850
Affinity Technology Group, Inc. (a)	12,100	1,004
Alliance Capital Management Holding LP	34,100	1,594,516
Allied Capital Corp.	18,120	432,615
Allstate Financial Corp. (a)	400	360
American Capital Strategies Ltd.	9,700	244,016
American Insured Mortgage Investors LP Series 88	100	556
AmeriCredit Corp. (a)	8,400	287,112
Ameritrade Holding Corp. Class A (a)	25,600	209,600
Ampal-American Israel Corp. Class A (a)	4,900	30,472
AMRESCO, Inc. (a)	1,460	1,825
Amwest Insurance Group, Inc. (a)	7,300	7,665
Atalanta Sosnoff Capital Corp.	100	1,090
Bank United Litigation Contingent Payment Rights Trust rights 12/31/99 (a)	6,400	2,200
Cash America International, Inc.	1,700	10,795

	Shares	Value (Note 1)
Charter Municipal Mortgage Acceptance Co.	1,100	$ 16,258
CompuCredit Corp. (a)	6,700	59,463
Consumer Portfolio Services, Inc. (a)	600	1,125
ContiFinancial Corp. (a)	1,500	11
Credit Acceptance Corp. (a)	1,500	7,875
Doral Financial Corp.	11,900	339,894
DVI, Inc. (a)	600	9,960
E*Trade Group, Inc. (a)	40,460	364,545
E-Loan, Inc.	9,200	12,937
Eaton Vance Corp. (non-vtg.)	15,200	464,968
eSpeed, Inc. Class A (a)	2,200	55,413
Federal Agricultural Mortgage Corp. (a)	300	6,780
Federated Investors, Inc. Class B (non-vtg.)	20,749	560,223
Financial Federal Corp. (a)	800	23,680
Finova Group, Inc.	31,600	60,040
First Alliance Corp. (a)	700	168
Friedman, Billings, Ramsey Group, Inc. Class A (a)	3,900	23,985
Gilman & Ciocia, Inc. (a)	200	788
Global Capital Partners, Inc. (a)	4,800	4,200
GlobalNet Financial.com, Inc. (a)	2,600	2,600
Goldman Sachs Group, Inc.	20,600	1,890,050
Hamilton Bancorp, Inc. (a)	10,300	98,494
Harris & Harris Group, Inc.	5,500	12,719
Heller Financial, Inc. Class A	9,564	323,359
IMC Mortgage Co. (a)	1,800	20
Imperial Credit Industries (a)	1,500	1,500
JB Oxford Holdings, Inc. (a)	10,700	17,053
Jefferies Group, Inc.	1,300	38,870
John Nuveen Co. Class A	4,200	229,530
Knight Trading Group, Inc. (a)	16,400	266,500
LaBranche & Co., Inc. (a)	9,000	390,600
Legg Mason, Inc.	7,500	358,800
Liberty Financial Companies, Inc.	10,100	456,318
Medallion Financial Corp.	700	8,969
Metris Companies, Inc.	6,816	149,679
Meyerson & Co., Inc. (a)	1,100	4,263
Morgan Keegan, Inc.	1,400	37,590
Neuberger Berman, Inc.	9,100	679,770
New Century Financial Corp. (a)	6,200	62,000
NextCard, Inc. (a)	12,900	120,938
Ocwen Financial Corp. (a)	4,626	34,695
Olympic Cascade Financial Corp. (a)	1,000	3,250
PMC Capital, Inc.	100	908
Point West Capital Corp. (a)	2,100	1,181
Raymond James Financial, Inc.	10,000	331,000
Resource America, Inc. Class A	5,200	56,875
Resource Bancshares Mortgage Group, Inc.	810	6,379
SEI Investments Co.	8,700	743,442
Siebert Financial Corp.	1,400	7,350
SierraCities.com, Inc. (a)	17,000	95,625
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Southwest Securities Group, Inc.	2,119	$ 44,287
Stifel Financial Corp.	110	1,447
Student Loan Corp.	1,900	120,631
T&W Financial Corp. (a)	600	5
TD Waterhouse Group, Inc. (a)	10,900	138,103
THCG, Inc. (a)	1,300	447
TradeStation Group, Inc. (a)	900	2,025
Tucker Anthony Sutro Corp.	500	11,775
UniCapital Corp. (a)	9,400	85
Waddell & Reed Financial, Inc. Class A	14,350	440,832
WFS Financial, Inc. (a)	2,100	40,556
Winfield Capital Corp. (a)	1,100	3,163
Wit Soundview Group, Inc. (a)	13,000	38,594
World Acceptance Corp. (a)	100	575
		12,871,115
Insurance - 7.2%
21st Century Holding Co.	8,200	20,500
21st Century Insurance Group	13,700	257,971
Acceptance Insurance Co., Inc. (a)	1,700	7,565
Alfa Corp.	6,600	129,113
Allcity Insurance Co. (a)	2,800	17,500
Alleghany Corp.	1,122	227,317
Allmerica Financial Corp.	10,000	531,500
American Financial Group, Inc.	9,300	223,200
American Medical Securities Group, Inc. (a)	500	3,250
American National Insurance Co.	4,100	299,364
Amerus Group Co.	7,734	226,220
Arch Capital Group Ltd. (a)	2,000	32,000
Argonaut Group, Inc.	4,100	71,173
Arthur J. Gallagher & Co.	14,000	357,420
Atlantic American Corp. (a)	400	794
Baldwin & Lyons, Inc. Class B	2,500	54,375
Berkshire Hathaway, Inc. Class A (a)	230	16,168,754
Brown & Brown, Inc.	2,300	89,700
Capitol Transamerica Corp.	2,900	36,431
Ceres Group, Inc. (a)	300	1,950
Citizens, Inc. Class A	115	713
Clark/Bardes Holdings, Inc. (a)	100	1,050
CNA Financial Corp. (a)	30,500	1,153,205
CNA Surety Corp.	7,400	98,494
Commerce Group, Inc.	5,700	169,860
Crawford & Co. Class B	4,600	54,740
Danielson Holding Corp. (a)	2,100	8,925
Delphi Financial Group, Inc. Class A (a)	1,044	35,851
Donegal Group, Inc.	7,433	81,763
E.W. Blanch Holdings, Inc.	5,100	42,432
EMC Insurance Group	7,500	77,813
Enhance Financial Services Group, Inc.	6,600	88,770
Erie Indemnity Co. Class A	6,900	191,475
Farm Family Holdings, Inc. (a)	1,200	52,488

	Shares	Value (Note 1)
FBL Financial Group, Inc. Class A	895	$ 13,380
Fidelity National Financial, Inc.	10,352	320,498
First American Corp.	9,850	299,440
FPIC Insurance Group, Inc. (a)	7,300	70,263
Fremont General Corp.	8,200	29,520
Frontier Insurance Group, Inc. (a)	8,950	985
Gainsco, Inc.	2,400	4,728
Great American Financial Resources, Inc.	2,400	45,528
Harleysville Group, Inc.	7,900	196,513
HCC Insurance Holdings, Inc.	7,900	185,808
HealthAxis, Inc. (a)	1,900	2,613
Highlands Insurance Group, Inc. (a)	3,800	31,122
Hilb, Rogal & Hamilton Co.	900	34,425
Horace Mann Educators Corp.	6,700	111,354
Independence Holding Co.	220	2,860
Investors Title Co.	5,500	82,500
John Hancock Financial Services, Inc.	50,200	1,726,880
Kansas City Life Insurance Co.	100	3,950
LandAmerica Financial Group, Inc.	2,400	86,160
Leucadia National Corp.	8,600	293,346
Markel Corp. (a)	1,500	269,625
Meadowbrook Insurance Group, Inc.	9,800	44,100
Medical Assurance, Inc.	4,468	68,807
MEEMIC Holdings, Inc. (a)	4,300	104,275
Merchants Group, Inc.	100	1,900
Mercury General Corp.	10,900	372,780
Meridian Insurance Group, Inc.	3,132	92,003
Motor Club of America (a)	7,800	64,350
National Security Group, Inc.	1,100	15,400
Nationwide Financial Services, Inc. Class A	3,200	132,480
Navigators Group, Inc. (a)	6,300	87,413
Nymagic, Inc.	2,200	40,480
Ohio Casualty Corp.	14,100	126,459
Old Republic International Corp.	17,800	502,850
Penn Treaty American Corp. (a)	200	3,736
Penn-America Group, Inc.	3,200	29,760
Philadelphia Consolidated Holding Corp. (a)	4,700	144,525
PICO Holdings, Inc. (a)	3,300	42,694
PMA Capital Corp. Class A	4,100	69,956
PMI Group, Inc.	6,700	375,267
Presidential Life Corp.	10,700	165,850
Professionals Group, Inc. (a)	1,900	45,719
Protective Life Corp.	12,515	376,702
Quotesmith.com, Inc. (a)	2,500	1,719
Radian Group, Inc.	5,786	357,864
Reinsurance Group of America, Inc.	4,894	189,153
Reliance Group Holdings, Inc. (a)	13,500	810
RLI Corp.	1,825	76,650
RTW, Inc. (a)	1,400	3,938
SCPIE Holding, Inc.	2,100	55,083
Selective Insurance Group, Inc.	4,400	95,700
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
StanCorp Financial Group, Inc.	4,600	$ 179,860
State Auto Financial Corp.	6,600	103,538
Stewart Information Services Corp.	2,800	51,240
The Midland Co.	3,600	119,700
The MONY Group, Inc.	9,560	353,720
Transatlantic Holdings, Inc.	5,300	528,304
Trenwick Group Ltd.	5,390	118,364
Triad Guaranty, Inc. (a)	2,400	69,600
UICI (a)	3,300	27,060
Unico American Corp.	9,700	58,200
United Fire & Casualty Co.	3,900	81,656
Unitrin, Inc.	13,800	531,300
Vesta Insurance Group Corp.	2,200	15,070
W.R. Berkley Corp.	5,400	230,513
Wesco Financial Corp.	1,100	329,890
White Mountains Insurance Group Ltd.	1,170	365,040
Zenith National Insurance Corp.	3,100	84,630
		31,561,282
Real Estate - 5.0%
Acadia Realty Trust	100	620
Alexander's, Inc. (a)	100	6,601
Alexandria Real Estate Equities, Inc.	400	15,188
AMB Property Corp.	14,600	360,766
American Real Estate Partners LP (a)	200	1,970
AMLI Residential Properties Trust (SBI)	500	10,900
Annaly Mortgage Management, Inc.	3,500	40,250
Anthracite Capital, Inc.	300	2,820
Apartment Investment & Management Co. Class A	13,517	594,748
Archstone Communities Trust	22,500	551,475
Arden Realty Group, Inc.	12,700	302,895
Associated Estates Realty Corp.	700	6,083
AvalonBay Communities, Inc.	13,014	618,035
Avatar Holdings, Inc. (a)	1,100	24,200
Banyan Strategic Realty Trust (SBI)	100	588
Bedford Property Investors, Inc.	100	1,987
Bluegreen Corp. (a)	800	1,800
Boston Properties, Inc.	12,600	508,284
Boykin Lodging Co.	500	5,550
Brandywine Realty Trust	9,600	182,400
BRE Properties, Inc. Class A	9,800	286,944
Burnham Pacific Properties, Inc.	400	2,040
Cabot Industrial Trust	1,800	36,090
Cadiz, Inc. (a)	500	5,000
California Coastal Communities, Inc.	2,900	9,606
Camden Property Trust (SBI)	3,151	100,895
Capital Automotive	10,200	144,713
Capstead Mortgage Corp.	698	8,941
Captec Net Lease Realty, Inc.	7,200	87,750
CarrAmerica Realty Corp.	12,700	379,730
Catellus Development Corp. (a)	20,800	374,816

	Shares	Value (Note 1)
CB Richard Ellis Services, Inc. (a)	1,500	$ 23,235
CBL & Associates Properties, Inc.	900	24,030
Center Trust, Inc.	800	5,000
CenterPoint Properties Trust	800	36,840
Charles E. Smith Residential Realty, Inc.	900	39,015
Chateau Communities, Inc.	1,200	37,128
Chelsea Property Group, Inc.	500	20,665
Colonial Properties Trust (SBI)	2,600	69,706
Commercial Net Lease Realty, Inc.	1,000	11,250
Consolidated-Tomoka Land Co.	2,000	29,900
Corporate Office Properties Trust	100	980
Cousins Properties, Inc.	3,300	85,404
Crescent Real Estate Equities Co.	20,300	431,172
Criimi Mae, Inc. (a)	2,260	1,695
Crown American Realty Trust	900	6,120
Developers Diversified Realty Corp.	15,600	212,940
Duke-Weeks Realty Corp.	24,928	570,851
Eastgroup Properties, Inc.	500	11,050
Entertainment Properties Trust	11,300	156,505
Equity Inns, Inc.	11,300	86,219
Equity Office Properties Trust	49,087	1,414,687
Equity Residential Properties Trust (SBI)	20,889	1,088,317
Essex Property Trust, Inc.	3,900	195,585
Federal Realty Investment Trust (SBI)	2,400	47,520
FelCor Lodging Trust, Inc.	10,105	240,499
First Industrial Realty Trust, Inc.	8,800	289,080
First Union Real Estate Equity & Mortgage Investments	1,480	4,055
First Washington Realty Trust, Inc.	3,400	88,162
Forest City Enterprises, Inc. Class A	1,600	67,424
Franchise Finance Corp. of America	4,100	91,963
FrontLine Capital Group (a)	4,000	55,250
Gables Residential Trust (SBI)	1,000	27,300
General Growth Properties, Inc.	10,200	344,352
Getty Realty Corp.	400	5,980
Glenborough Realty Trust, Inc.	10,200	187,884
Glimcher Realty Trust (SBI)	800	11,760
Great Lakes REIT, Inc.	200	3,340
Grubb & Ellis Co. (a)	700	3,395
Health Care Property Investors, Inc.	6,124	191,742
Health Care REIT, Inc.	6,700	127,836
Healthcare Realty Trust, Inc.	14,066	312,406
Highwoods Properties, Inc.	12,400	308,760
Home Properties of New York, Inc.	600	16,170
Hospitality Properties Trust (SBI)	14,200	368,490
Host Marriott Corp.	43,200	545,184
HRPT Properties Trust	34,100	276,551
Humphrey Hospitality Trust, Inc.	130	914
Impac Mortgage Holdings, Inc.	700	2,926
Innkeepers USA Trust	7,100	78,171
Insignia Financial Group, Inc. (a)	1,266	16,521
IRT Property Co.	1,000	9,000
iStar Financial, Inc.	14,058	351,450
Jameson Inns, Inc.	100	713
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
JDN Realty Corp.	13,000	$ 164,450
Jones Lang LaSalle, Inc. (a)	2,400	33,840
JP Realty, Inc.	500	9,345
Kennedy-Wilson, Inc. (a)	2,000	7,438
Kilroy Realty Corp.	900	23,751
Kimco Realty Corp.	12,600	527,310
Koger Equity, Inc.	200	3,084
Kramont Realty Trust	100	1,047
Lexington Corporate Properties Trust	100	1,290
Liberty Property Trust (SBI)	13,100	352,783
LNR Property Corp.	800	22,480
LTC Properties, Inc.	200	804
Mack-Cali Realty Corp.	11,800	316,240
Manufactured Home Communities, Inc.	800	22,080
Meditrust Corp. unit (a)	30,134	109,989
MeriStar Hospitality Corp.	11,154	224,195
Merry Land Properties, Inc. (a)	65	435
MGI Properties, Inc.	400	210
Mid-America Apartment Communities, Inc.	700	15,260
Mills Corp.	11,700	225,927
National Golf Properties, Inc.	400	8,872
National Health Investors, Inc.	200	1,820
Nationwide Health Properties, Inc.	1,400	20,678
New Plan Excel Realty Trust	25,340	384,154
Newhall Land & Farming Co.	2,700	71,550
Omega Healthcare Investors, Inc.	9,400	21,620
Pacific Gulf Properties, Inc.	6,000	39,300
Pan Pacific Retail Properties, Inc.	910	20,466
Parkway Properties, Inc.	100	2,910
Pennsylvania Real Estate Investment Trust (SBI)	400	8,580
Pinnacle Holdings, Inc. (a)	6,400	60,600
Post Properties, Inc.	7,100	259,150
Prentiss Properties Trust (SBI)	6,100	150,670
ProLogis Trust	29,420	603,698
PS Business Parks, Inc.	100	2,725
Public Storage, Inc.	20,872	537,037
Realty Income Corp.	800	20,160
Reckson Associates Realty Corp.	10,500	244,650
Redwood Trust, Inc.	300	5,754
Regency Centers Corp.	3,800	91,010
ResortQuest International, Inc. (a)	1,600	14,080
RFS Hotel Investors, Inc.	900	12,600
Saul Centers, Inc.	100	1,850
Security Capital Group, Inc. Class B (a)	12,000	248,640
Senior Housing Properties Trust (SBI)	940	9,710
Shurgard Storage Centers, Inc. Class A	1,200	30,036
Simon Property Group, Inc.	29,100	745,251
SL Green Realty Corp.	600	16,848
Sovran Self Storage, Inc.	400	8,836

	Shares	Value (Note 1)
Spieker Properties, Inc.	11,800	$ 660,564
Storage USA, Inc.	1,500	44,700
Summit Properties, Inc.	1,100	25,641
Sun Communities, Inc.	500	16,050
Talk Visual Corp. (a)	10,800	713
Tanger Factory Outlet Centers, Inc.	100	2,175
Taubman Centers, Inc.	1,700	19,635
The Macerich Co.	1,500	31,110
The Rouse Co.	13,800	345,690
The St. Joe Co.	8,500	194,990
Thornburg Mortgage, Inc.	600	6,786
Town & Country Trust	500	9,750
Trammell Crow Co. (a)	3,000	37,050
Trendwest Resorts, Inc. (a)	1,000	28,313
United Dominion Realty Trust, Inc.	31,100	375,066
Universal Health Realty Income Trust	100	2,001
Ventas, Inc.	2,000	16,860
Vornado Operating Co. (a)	81	356
Vornado Realty Trust	16,624	628,553
Washington (REIT) (SBI)	700	15,400
Weingarten Realty Investors (SBI)	1,600	67,184
Wellsford Real Properties, Inc. (a)	312	5,145
Westfield America, Inc.	4,500	74,385
Winston Hotels, Inc.	500	4,175
		21,624,282
TOTAL FINANCIALS		95,819,528
HEALTH CARE - 11.4%
Biotechnology - 4.3%
Aastrom Biosciences, Inc. (a)	15,600	15,600
Abgenix, Inc. (a)	11,600	394,400
Advanced Polymer Systems, Inc. (a)	200	400
Advanced Tissue Sciences, Inc. Class A (a)	10,100	40,400
Affymetrix, Inc. (a)	7,400	423,997
Albany Molecular Research, Inc. (a)	5,200	267,800
Alexion Pharmaceuticals, Inc. (a)	2,000	58,750
Alkermes, Inc. (a)	6,600	204,600
Allergan Specialty Therapeutics, Inc. Class A (a)	400	9,725
Alliance Pharmaceutical Corp. (a)	10,400	26,000
American Biogenetic Sciences Class A (a)	14,800	13,875
Amylin Pharmaceuticals, Inc. (a)	14,800	138,750
Aphton Corp. (a)	200	3,575
Applera Corp. - Celera Genomics Group (a)	7,800	339,300
Applied Molecular Evolution, Inc.	2,800	33,775
Arena Pharmaceuticals, Inc.	2,800	62,650
ArQule, Inc. (a)	3,800	68,400
Aurora Biosciences Corp. (a)	2,100	38,325
AutoImmune, Inc. (a)	19,900	42,288
Avant Immunotherapeutics, Inc. (a)	9,200	48,875
AVAX Technologies, Inc. (a)	4,900	12,863
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
AVI BioPharma, Inc. (a)	9,900	$ 55,688
Avigen, Inc. (a)	4,800	75,300
Aviron (a)	3,000	125,813
Bio-Technology General Corp. (a)	4,700	35,250
BioCryst Pharmaceuticals, Inc. (a)	8,000	50,000
Biopure Corp. (a)	5,000	94,375
BioReliance Corp. (a)	100	1,425
BioShield Technologies, Inc. (a)	3,500	1,203
BioSource International, Inc. (a)	3,600	35,100
BioSphere Medical, Inc. (a)	2,400	26,700
BioTime, Inc. (a)	500	4,400
Biotransplant, Inc. (a)	7,200	39,600
Cel-Sci Corp. (a)	5,700	11,115
Celgene Corp. (a)	8,900	232,513
Cell Genesys, Inc. (a)	3,200	51,400
Cell Therapeutics, Inc. (a)	3,000	71,438
Cephalon, Inc. (a)	4,763	262,263
Cepheid, Inc.	3,200	16,400
Charles River Labs International, Inc.	5,300	128,260
Ciphergen Biosystems, Inc.	3,500	22,094
Connetics Corp. (a)	11,400	57,000
COR Therapeutics, Inc. (a)	6,800	233,750
Corvas International, Inc. (a)	5,300	53,331
Covalent Group, Inc. (a)	7,800	18,038
Cubist Pharmaceuticals, Inc. (a)	2,700	80,325
CuraGen Corp. (a)	5,200	144,625
CV Therapeutics, Inc. (a)	3,500	125,125
CYTOGEN Corp. (a)	7,000	26,031
Cytrx Corp. (a)	9,300	9,009
Diacrin, Inc. (a)	100	438
Digene Corp. (a)	4,000	114,750
Diversa Corp.	4,150	63,288
Embrex, Inc. (a)	4,400	62,150
Enchira Biotechnology Corp. (a)	4,100	14,863
EntreMed, Inc. (a)	1,300	25,431
Enzo Biochem, Inc.	2,635	50,856
Enzon, Inc. (a)	5,300	336,881
Epimmune, Inc. (a)	6,800	20,825
Exelixis, Inc.	8,500	91,375
First Consulting Group, Inc. (a)	2,700	24,638
Fusion Medical Technologies, Inc. (a)	4,000	18,500
Gene Logic, Inc. (a)	3,100	62,194
Genelabs Technologies, Inc. (a)	4,000	24,750
Genencor International, Inc.	7,900	126,400
Genentech, Inc.	25,600	1,344,000
Genome Therapeutics Corp. (a)	2,500	20,547
Genta, Inc. (a)	7,700	51,975
Genzyme Corp.:
Biosurgery Division (a)	5,344	35,738
General Division (a)	12,100	1,064,044
Genzyme Transgenics Corp. (a)	4,700	30,844

	Shares	Value (Note 1)
Geron Corp. (a)	1,800	$ 27,675
Gilead Sciences, Inc. (a)	12,600	470,925
Hemispherx Biopharma, Inc. (a)	1,100	4,785
Heska Corp. (a)	3,000	3,188
Human Genome Sciences, Inc. (a)	17,300	950,419
Hyseq, Inc. (a)	4,900	59,413
ICOS Corp. (a)	8,400	454,650
IDEC Pharmaceuticals Corp. (a)	20,700	1,166,963
IDEXX Laboratories, Inc. (a)	8,000	188,500
Ilex Oncology, Inc. (a)	5,800	107,300
ImClone Systems, Inc. (a)	8,500	300,688
Immtech International, Inc. (a)	700	5,775
Immune Response Corp. (a)	2,600	7,150
ImmunoGen, Inc. (a)	3,800	59,850
Immunomedics, Inc. (a)	6,500	84,094
Incyte Genomics, Inc. (a)	7,700	129,456
Interferon Sciences, Inc. (a)	20	9
Interneuron Pharmaceuticals, Inc. (a)	10,800	37,800
Invitrogen Corp. (a)	6,487	522,204
Kendle International, Inc. (a)	3,600	48,375
Kos Pharmaceuticals, Inc. (a)	5,500	96,250
Kosan Biosciences, Inc. (a)	3,300	33,000
Lexicon Genetics, Inc.	6,300	58,275
LifeCell Corp. (a)	9,400	21,738
Ligand Pharmaceuticals, Inc. Class B (a)	7,800	88,725
Luminex Corp.	2,800	86,275
Lynx Therapeutics, Inc. (a)	4,700	48,616
Matrix Pharmaceutical, Inc. (a)	7,600	86,925
Maxim Pharmaceuticals, Inc. (a)	3,100	18,600
Maxygen, Inc. (a)	6,300	100,013
Medarex, Inc. (a)	9,800	250,513
Microcide Pharmaceuticals, Inc. (a)	6,300	37,800
Millennium Pharmaceuticals, Inc. (a)	28,932	976,455
Myriad Genetics, Inc. (a)	2,800	155,050
Nanogen, Inc. (a)	1,900	13,775
Neopharm, Inc. (a)	3,700	80,938
NeoRX Corp. (a)	2,500	16,875
Neose Technologies, Inc. (a)	4,300	134,375
Neurobiological Technologies (a)	4,900	13,781
Neurocrine Biosciences, Inc. (a)	5,300	115,606
Neurogen Corp. (a)	2,600	69,875
Nexell Therapeutics, Inc. (a)	4,125	11,988
Northfield Laboratories, Inc. (a)	4,900	62,169
Novavax, Inc. (a)	100	801
ONYX Pharmaceuticals, Inc. (a)	1,900	19,238
OraSure Technologies, Inc. (a)	5,800	50,388
Orchid BioSciences, Inc.	4,400	31,900
Organogenesis, Inc. (a)	931	10,986
Ortec International, Inc. (a)	200	1,350
OSI Pharmaceuticals, Inc. (a)	4,900	213,763
OXiGENE, Inc. (a)	2,400	18,750
Paradigm Genetics, Inc.	6,200	34,100
Peregrine Pharmaceuticals, Inc. (a)	18,900	25,988
Pharmacopeia, Inc. (a)	2,300	46,288
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Progenics Pharmaceuticals, Inc. (a)	3,900	$ 57,525
Protein Design Labs, Inc. (a)	5,800	363,225
Regeneron Pharmaceuticals, Inc. (a)	7,500	235,313
Repligen Corp. (a)	9,800	39,813
Ribozyme Pharmaceuticals, Inc. (a)	1,200	9,450
SafeScience, Inc. (a)	1,200	1,312
Sangstat Medical Corp. (a)	7,100	74,550
SciClone Pharmaceuticals, Inc. (a)	2,500	12,578
Scios, Inc. (a)	10,200	179,138
Sepracor, Inc. (a)	10,100	524,569
Sequenom, Inc.	3,130	35,213
Serologicals Corp. (a)	9,050	99,550
Shaman Pharmaceuticals, Inc. (a)	1	0
Siga Pharmaceuticals, Inc. (a)	5,500	12,031
Spectrx, Inc. (a)	100	788
StemCells, Inc. (a)	8,800	23,925
Strategic Diagnostics, Inc. (a)	4,000	12,500
Synaptic Pharmaceutical Corp. (a)	10,000	48,125
Tanox, Inc.	7,700	260,356
Targeted Genetics Corp. (a)	7,500	32,109
Techne Corp. (a)	5,400	145,463
Texas Biotechnology Corp. (a)	3,700	29,119
Titan Pharmaceuticals, Inc. (a)	3,400	105,400
Transkaryotic Therapies, Inc. (a)	3,000	50,016
Trega Biosciences, Inc. (a)	10,900	8,516
Triangle Pharmaceuticals, Inc.	13,200	76,725
Trimeris, Inc. (a)	3,300	151,027
Unigene Laboratories, Inc. (a)	11,200	11,424
V.I. Technologies, Inc. (a)	1,600	9,800
Valentis, Inc. (a)	4,457	33,706
Vertex Pharmaceuticals, Inc. (a)	8,000	398,000
Vical, Inc. (a)	4,600	64,400
Vion Pharmaceuticals, Inc. (a)	8,900	52,844
Viragen, Inc. (a)	22,000	25,520
ViroPharma, Inc. (a)	2,000	48,000
Vysis, Inc. (a)	2,700	27,000
XOMA Ltd. (a)	8,400	60,638
		18,896,462
Health Care Equipment & Supplies - 2.1%
1-800 CONTACTS, Inc. (a)	3,400	66,513
Abiomed, Inc. (a)	4,600	104,650
Advanced Neuromodulation Systems, Inc. (a)	3,100	41,656
Aerogen, Inc.	10,600	63,600
ALARIS Medical, Inc. (a)	1,900	1,805
Align Technology, Inc.	6,700	50,250
AMBI, Inc. (a)	17,400	14,681
Angeion Corp. (a)	40	45
Anika Therapeutics, Inc. (a)	1,100	1,375
Apogent Technologies, Inc.	18,200	365,456
Applied Imaging Corp. (a)	7,900	17,528

	Shares	Value (Note 1)
Aradigm Corp. (a)	5,500	$ 50,875
Arrow International, Inc.	1,600	58,500
Arthrocare Corp. (a)	2,800	50,050
ATS Medical, Inc. (a)	6,700	73,281
Avitar, Inc. (a)	2,400	2,400
Bacou USA, Inc. (a)	600	15,210
Beckman Coulter, Inc.	8,000	323,600
Bio-Rad Laboratories, Inc. Class A (a)	300	10,515
Bio-Vascular, Inc. (a)	400	2,250
BioLase Technology, Inc. (a)	8,000	19,000
Bionx Implants, Inc. (a)	17	26
Biosite Diagnostics, Inc. (a)	3,500	133,219
Boston Biomedica, Inc. (a)	5,200	8,450
Bruker Daltonics, Inc.	7,200	130,050
Caliper Technologies Corp. (a)	2,500	63,750
Calypte Biomedical Corp. (a)	19,700	22,163
Cambridge Heart, Inc. (a)	1,200	3,525
Candela Corp. (a)	10,200	72,038
Cardiac Pathways Corp. (a)	20	69
Cardima, Inc. (a)	13,600	5,950
Cardiodynamics International Corp. (a)	7,700	24,303
Carrington Laboratories, Inc. (a)	5,500	6,531
Cerus Corp. (a)	3,300	191,194
Cholestech Corp. (a)	100	513
Chromavision Medical Systems, Inc. (a)	13,100	67,956
Closure Medical Corp. (a)	3,900	77,269
CNS., Inc. (a)	4,000	18,000
Coherent, Inc. (a)	3,900	163,313
Cohesion Technologies, Inc. (a)	5,900	26,550
Colorado Medtech, Inc. (a)	8,400	37,275
Computer Motion, Inc. (a)	1,900	9,619
Conceptus, Inc. (a)	6,800	85,425
CONMED Corp. (a)	4,400	100,925
Cooper Companies, Inc.	1,300	53,170
Curon Medical, Inc.	10,800	54,000
Cyberonics, Inc. (a)	2,500	57,188
Cygnus, Inc. (a)	6,300	32,878
Cytyc Corp. (a)	4,700	295,513
Datascope Corp.	3,500	121,406
DENTSPLY International, Inc.	10,000	376,250
Diagnostic Products Corp.	500	26,360
Diametrics Medical, Inc. (a)	4,600	24,438
Dyax Corp.	2,400	36,000
E-Z-EM, Inc. Class A (a)	100	589
Eclipse Surgical Technologies (a)	2,780	3,649
Edwards Lifesciences Corp. (a)	7,200	150,840
Endocare, Inc. (a)	4,500	54,000
Epix Medical, Inc. (a)	100	913
Genomic Solutions, Inc.	5,500	36,781
Gliatech, Inc. (a)	8,900	24,475
Gum Tech International, Inc. (a)	6,100	42,700
Haemonetics Corp. (a)	1,000	28,980
Heartport, Inc. (a)	6,100	15,822
Hillenbrand Industries, Inc.	11,200	567,840
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Hologic, Inc. (a)	4,700	$ 26,438
Hycor Biomedical, Inc. (a)	7,800	58,013
I-Flow Corp. (a)	11,300	23,306
I-Stat Corp. (a)	100	1,950
ICU Medical, Inc. (a)	100	3,013
IGEN International, Inc. (a)	4,500	58,500
Illumina, Inc.	4,200	63,000
Imatron, Inc. (a)	12,700	22,225
Immucor, Inc. (a)	5,800	19,575
Implant Sciences Corp. (a)	300	2,160
INAMED Corp. (a)	5,500	122,375
Inhale Therapeutic Systems, Inc. (a)	5,100	142,163
Integrated Surgial Systems, Inc. (a)	3,500	700
Interpore International, Inc. (a)	8,000	31,000
Intuitive Surgical, Inc.	4,800	34,800
Invacare Corp.	1,900	69,065
Inverness Medical Technology, Inc. (a)	1,564	43,792
Iridex Corp. (a)	100	500
Isolyser, Inc. (a)	1,000	1,031
Kensey Nash Corp. (a)	1,300	14,625
KeraVision, Inc. (a)	3,600	1,350
Laser Vision Centers, Inc. (a)	2,000	9,500
LaserSight, Inc. (a)	15,400	22,619
Lifecore Biomedical, Inc. (a)	1,700	8,447
Matritech, Inc. (a)	15,100	55,681
Medical-Design Corp. (a)	4,400	69,300
Mentor Corp.	5,400	124,538
Meridian Bioscience, Inc.	100	275
Merit Medical Systems, Inc. (a)	100	563
Mesa Laboratories, Inc. (a)	100	513
Micro Therapeutics, Inc. (a)	1,700	9,350
MiniMed, Inc. (a)	8,500	300,688
Minntech Corp.	100	756
Molecular Devices Corp. (a)	2,470	165,953
Nabi (a)	14,700	73,500
North American Scientific, Inc. (a)	3,000	21,375
Novametrix Medical Systems, Inc. (a)	200	806
Noven Pharmaceuticals, Inc. (a)	3,000	97,500
Novoste Corp. (a)	2,000	67,000
Ocular Sciences, Inc. (a)	7,100	122,475
Optical Sensors, Inc. (a)	100	44
ORATEC Interventions, Inc.	6,500	44,078
Orthologic Corp. (a)	27,800	123,363
Osteotech, Inc. (a)	8,100	51,638
Palomar Medical Technologies, Inc. (a)	185	295
Paradigm Medical Industries, Inc. (a)	3,600	8,325
PharmaNetics, Inc. (a)	100	906
Physiometrix, Inc. (a)	3,200	28,000
PolyMedica Corp. (a)	400	15,500
Possis Medical, Inc. (a)	13,400	68,675
Precision Optics Corp., Inc. (a)	5,100	12,272

	Shares	Value (Note 1)
Q-Medical, Inc. (a)	100	$ 713
Quidel Corp. (a)	11,800	56,050
Radiance Medical Systems, Inc. (a)	11,400	65,550
Resmed, Inc. (a)	2,800	125,888
Respironics, Inc. (a)	7,692	193,262
Scott Technologies, Inc. (a)	1,000	22,750
Sola International, Inc. (a)	1,600	14,720
Sonic Innovations, Inc.	6,800	50,150
SonoSight, Inc. (a)	4,300	63,156
Spacelabs Medical, Inc. (a)	7,000	85,750
Staar Surgical Co. (a)	5,800	52,200
Steris Corp. (a)	4,900	91,630
Sunrise Technologies, Inc. (a)	4,700	9,694
SurModics, Inc. (a)	4,200	130,397
Swissray International, Inc. (a)	3,700	2,081
Sybron Dental Specialties, Inc. (a)	6,066	119,197
Symphonix Devices, Inc. (a)	12,000	26,250
TCPI, Inc. (a)	14,500	754
Theragenics Corp. (a)	1,000	6,650
Third Wave Technologies, Inc.	5,600	53,550
Thoratec Laboratories Corp. (a)	10,285	93,208
Transgenomic, Inc.	4,700	32,900
TriPath Imaging, Inc. (a)	10,932	105,904
Urologix, Inc. (a)	600	10,950
Uromed Corp. (a)	8,120	23,853
Varian Medical Systems, Inc. (a)	3,200	212,480
Vasomedical, Inc. (a)	6,100	30,691
Ventana Medical Systems, Inc. (a)	4,300	97,019
VISX, Inc. (a)	6,200	105,710
Vital Signs, Inc.	4,300	168,372
Voxel (a)	100	1
West Pharmaceutical Services, Inc.	479	12,023
Zoll Medical Corp. (a)	1,200	50,475
		8,942,639
Health Care Providers & Services - 3.1%
Accredo Health, Inc. (a)	5,175	150,398
AdvancePCS (a)	3,400	150,875
AHT Corp. (a)	1,200	2
Aksys Ltd. (a)	100	800
Alterra Healthcare Corp. (a)	600	444
American Healthways, Inc. (a)	100	1,675
American Retirement Corp. (a)	600	2,550
AmeriPath, Inc. (a)	7,800	153,075
AmeriSource Health Corp. Class A (a)	6,200	333,064
Amsurg Corp. Class A (a)	6,309	121,448
Andrx Group (a)	10,100	578,383
Apria Healthcare Group, Inc. (a)	11,300	278,093
AVIDYN, Inc. (a)	400	2,375
Bergen Brunswig Corp. Class A	24,825	446,602
Boron LePore & Associates, Inc. (a)	500	5,844
Capital Senior Living Corp. (a)	600	1,380
Caremark Rx, Inc. (a)	26,300	368,200
Carematrix Corp. (a)	139	35
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Carriage Services, Inc. Class A (a)	2,100	$ 5,460
Chronimed, Inc.	700	10,019
Claimsnet.com, Inc. (a)	2,700	4,388
Clintrials Research, Inc. (a)	200	1,175
Community Health Systems, Inc. (a)	10,400	292,760
Comprehensive Care Corp. (a)	300	38
Core, Inc. (a)	7,300	20,075
Corvel Corp. (a)	300	10,650
Covance, Inc. (a)	4,800	72,000
Coventry Health Care, Inc. (a)	12,600	231,525
Cryolife, Inc. (a)	5,550	152,625
Curative Health Services, Inc. (a)	3,200	19,200
Cyber-Care, Inc. (a)	6,000	19,500
DaVita, Inc. (a)	8,100	142,398
Diagnostic Health Services, Inc. (a)	600	1
Dianon Systems, Inc. (a)	2,900	98,600
Express Scripts, Inc. Class A (a)	6,400	574,000
First Health Group Corp. (a)	6,600	281,738
Fonar Corp. (a)	21,000	22,641
Gentiva Health Services, Inc. (a)	8,500	161,500
Global Unilabs Clinical Trials Ltd.	100	0
Health Grades, Inc. (a)	100	34
Health Management Associates, Inc. Class A (a)	31,900	551,870
Health Net, Inc. (a)	22,100	485,537
Health Risk Management, Inc. (a)	100	688
HealthCare Integrated Services, Inc. (a)	5,000	7,100
Healthcare Recoveries, Inc. (a)	1,300	5,038
Healthcare.com Corp. (a)	6,300	11,025
HealthExtras, Inc. (a)	2,000	11,375
HealthGate Data Corp. (a)	5,200	2,113
Healthplan Services Corp. (a)	2,200	19,910
Henry Schein, Inc. (a)	7,700	219,931
Hooper Holmes, Inc.	6,400	51,200
IMPATH, Inc. (a)	2,100	104,869
Infu-Tech, Inc. (a)	2,400	4,050
Innovative Clinical Solutions Ltd. (a)	35	20
Laboratory Corp. of America Holdings (a)	4,640	744,720
LCA-Vision, Inc. (a)	5,800	15,950
Lifepoint Hospitals, Inc. (a)	6,700	260,463
Lincare Holdings, Inc. (a)	6,500	383,094
LTC Healthcare, Inc. (a)	20	25
Magellan Health Services, Inc. (a)	1,100	9,350
Matria Healthcare, Inc. (a)	750	10,688
Maxicare Health Plans, Inc. (a)	600	450
Maximus, Inc. (a)	700	24,584
Medical Resources, Inc. (a)	133	3
Mid-Atlantic Medical Services, Inc. (a)	3,300	64,878
MIM Corp. (a)	8,500	15,938
Monarch Dental Corp. (a)	400	87

	Shares	Value (Note 1)
NCS HealthCare, Inc. Class A (a)	10,900	$ 3,747
NovaMed Eyecare, Inc. (a)	5,200	12,513
Omnicare, Inc.	9,600	212,832
Orthodontic Centers of America, Inc. (a)	4,700	110,450
Owens & Minor, Inc.	1,100	16,456
Oxford Health Plans, Inc. (a)	10,700	353,769
PacifiCare Health Systems, Inc. (a)	7,500	293,438
Paracelsus Healthcare Corp. (a)	300	3
PAREXEL International Corp. (a)	4,400	71,775
Patterson Dental Co. (a)	11,300	357,363
Pediatrix Medical Group (a)	6,900	155,595
Pharmaceutical Product Development, Inc. (a)	6,100	339,694
Phycor, Inc. (a)	20,900	1,359
PMR Corp.	300	563
Prime Medical Services, Inc. (a)	500	3,375
Priority Healthcare Corp. Class B (a)	7,512	307,053
Professional Detailing, Inc. (a)	1,900	99,038
Promedco Management Co. (a)	6,200	496
Province Healthcare Co. (a)	4,100	143,244
ProxyMed, Inc. (a)	4,500	6,609
PSS World Medical, Inc. (a)	23,275	103,283
Psychemedics Corp.	300	1,473
Quest Diagnostics, Inc. (a)	6,200	653,480
Quorum Health Group, Inc. (a)	17,000	283,688
RehabCare Group, Inc. (a)	2,000	92,000
Renal Care Group, Inc. (a)	6,200	163,912
Res-Care, Inc. (a)	6,750	46,406
Rightchoice Managed Care, Inc. (a)	1,200	48,480
Rural/Metro Corp. (a)	2,000	2,875
Service Corp. International (SCI) (a)	30,500	108,885
Sierra Health Services, Inc. (a)	6,800	35,700
Specialty Laboratories, Inc. (a)	3,000	82,350
Stewart Enterprises, Inc. Class A	38,000	127,062
Sunquest Information Systems, Inc. (a)	200	2,363
Sunrise Assisted Living, Inc. (a)	6,400	152,000
Syncor International Corp. (a)	5,900	206,500
Triad Hospitals, Inc. (a)	4,900	160,169
Trigon Healthcare, Inc. (a)	4,800	288,912
U.S. Oncology, Inc. (a)	20,058	210,609
U.S. Physical Therapy, Inc. (a)	9,000	150,750
UniHolding Corp. (a)	100	200
United Wisconsin Services, Inc.	200	1,260
UnitedHealth Group, Inc.	952	56,387
Universal Health Services, Inc. Class B (a)	3,500	314,125
Urocor, Inc. (a)	9,100	88,725
Ventiv Health, Inc. (a)	3,465	56,090
Vision Twenty-One, Inc. (a)	2,000	80
		13,647,662
Pharmaceuticals - 1.9%
3 Dimensional Pharmaceuticals, Inc.	2,600	27,625
aaiPharma, Inc. (a)	900	9,000
Aclara Biosciences, Inc.	3,600	19,350
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Adolor Corp.	9,600	$ 179,400
Akorn, Inc. (a)	13,700	38,103
Alpharma, Inc. Class A	5,400	179,550
Antigenics, Inc.	3,827	59,797
Argonaut Technologies, Inc.	2,100	12,600
ARIAD Pharmaceuticals, Inc. (a)	3,500	18,813
Aronex Pharmaceuticals, Inc. (a)	16,100	17,609
Atrix Laboratories, Inc. (a)	5,400	101,925
AVANIR Pharmaceuticals Class A (a)	7,300	42,997
AXYS Pharmaceuticals, Inc. (a)	10,935	46,474
Barr Laboratories, Inc. (a)	4,050	225,180
Bone Care International, Inc. (a)	100	1,775
Boston Life Sciences, Inc. (a)	7,300	33,763
Bradley Pharmaceuticals, Inc. (a)	1,200	2,250
Cell Pathways, Inc. (a)	9,300	55,509
Cellegy Pharmaceuticals, Inc. (a)	5,300	31,800
CIMA Labs, Inc. (a)	2,500	145,625
Collagenex Pharmaceuticals, Inc. (a)	4,900	24,806
Columbia Laboratories, Inc. (a)	1,000	6,140
Corixa Corp. (a)	5,404	83,762
Cortex Pharmaceuticals, Inc. (a)	7,500	13,125
Cypress Bioscience, Inc. (a)	23,700	14,813
Cytoclonal Pharmaceuticals, Inc. (a)	6,300	36,619
Discovery Laboratories, Inc. (a)	10,400	45,500
Duramed Pharmaceuticals, Inc. (a)	10,200	61,200
Durect Corp.	6,300	43,313
Emisphere Technologies, Inc.	2,100	49,350
Endo Pharmaceuticals Holdings, Inc. (a)	10,300	70,169
Endo Pharmaceuticals Holdings, Inc. warrants 12/31/02 (a)	600	150
Ergo Science Corp. (a)	8,000	6,250
Genzyme Corp. - Molecular Oncology (a)	5,483	56,886
Guilford Pharmaceuticals, Inc. (a)	5,700	128,606
Hollis-Eden Pharmaceutcals, Inc. (a)	9,300	36,619
ICN Pharmaceuticals, Inc.	9,700	257,632
Immunex Corp. (a)	80,300	2,614,769
InKine Pharmaceutical, Inc. (a)	6,500	44,281
Insmed, Inc. (a)	17,300	86,500
Inspire Pharmaceuticals, Inc.	3,300	30,938
Intermune Pharmaceuticals, Inc.	4,600	130,238
Isis Pharmaceuticals Co. (a)	9,900	107,663
IVAX Corp. (a)	22,400	840,000
KV Pharmaceutical Co. Class A (a)	3,225	79,658
La Jolla Pharmaceutical Co. (a)	9,400	48,175
Magainin Pharmaceuticals, Inc. (a)	13,200	28,463
Martek Biosciences (a)	4,200	69,300
Medicis Pharmaceutical Corp. Class A (a)	3,100	163,060
MGI Pharma, Inc. (a)	5,100	71,400
Miravant Medical Technologies (a)	5,800	52,200
Mylan Laboratories, Inc.	21,868	511,711

	Shares	Value (Note 1)
NaPro BioTherapeutics, Inc. (a)	9,500	$ 66,500
NeoTherapeutics, Inc. (a)	4,500	20,250
NPS Pharmaceuticals, Inc. (a)	4,300	138,675
Orphan Medical, Inc. (a)	600	8,325
Oxis International, Inc. (a)	5,100	2,709
Pain Therapeutics, Inc.	3,300	33,413
Penwest Pharmaceuticals Co. (a)	1,700	20,719
Pharmacyclics, Inc. (a)	3,900	149,175
PharmaPrint, Inc. (a)	11,100	777
Pharmos Corp. (a)	13,200	28,050
PRAECIS Pharmaceuticals, Inc.	4,800	132,300
Pure World, Inc. (a)	3,240	3,746
Rosetta Inpharmatics, Inc.	4,000	41,000
SICOR, Inc. (a)	19,000	238,688
Sonus Pharmaceuticals, Inc. (a)	5,100	8,925
SuperGen, Inc. (a)	3,900	48,750
Tularik, Inc. (a)	9,000	234,563
Twinlab Corp. (a)	2,200	4,950
United Therapeutics Corp. (a)	2,700	32,738
Variagenics, Inc.	4,400	27,225
VaxGen, Inc. (a)	4,400	109,725
Vivus, Inc. (a)	7,900	27,650
Zila, Inc. (a)	12,400	33,325
Zonagen, Inc. (a)	4,300	11,019
		8,485,638
TOTAL HEALTH CARE		49,972,401
INDUSTRIALS - 10.1%
Aerospace & Defense - 0.6%
AAR Corp.	7,350	99,960
Advanced Aerodynamics & Structures, Inc. Class A (a)	600	281
Advanced Technical Products, Inc. (a)	100	663
Aeroflex, Inc. (a)	7,150	95,631
Alliant Techsystems, Inc. (a)	3,462	293,405
Applied Signal Technology, Inc.	4,500	22,781
Aviall, Inc. (a)	2,500	18,500
Aviation Sales Co. (a)	2,600	11,700
BE Aerospace, Inc. (a)	7,500	168,281
Cubic Corp.	200	5,900
Curtiss-Wright Corp.	300	14,370
Datum, Inc. (a)	2,100	34,519
Ducommun, Inc. (a)	150	1,905
Engineered Support Systems, Inc.	5,000	177,813
Fairchild Corp. Class A	10,150	60,900
GenCorp, Inc.	1,300	15,600
Guardian Technologies International, Inc. (a)	2,800	2,975
Herley Industries, Inc. (a)	4,500	66,375
Hexcel Corp.	1,100	12,078
Invision Technologies, Inc. (a)	1,300	3,128
Irvine Sensors Corp. (a)	7,800	13,650
Kaman Corp. Class A	800	13,000
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
Kellstrom Industries, Inc. (a)	5,700	$ 23,334
Litton Industries, Inc. (a)	8,100	641,925
Mercury Air Group, Inc. (a)	100	560
Mercury Computer Systems, Inc. (a)	4,800	182,400
Moog, Inc. Class A (a)	200	7,450
Newport News Shipbuilding, Inc.	6,100	333,365
Orbital Sciences Corp. (a)	1,100	8,162
Pacific Aerospace & Electronics, Inc. (a)	22,500	9,141
Precision Castparts Corp.	6,700	258,285
Sequa Corp. Class A (a)	300	13,452
Triumph Group, Inc. (a)	1,400	55,230
United Industrial Corp.	100	1,366
Willis Lease Finance Corp. (a)	2,100	20,869
World Fuel Services Corp.	150	1,230
		2,690,184
Air Freight & Couriers - 0.4%
Airborne, Inc.	2,100	21,672
AirNet Systems, Inc. (a)	400	1,600
Atlas Air Worldwide Holdings, Inc. (a)	3,600	104,688
EGL, Inc. (a)	4,700	116,913
Expeditors International of Washington, Inc.	9,500	554,563
Forward Air Corp. (a)	4,800	177,300
Fritz Companies, Inc. (a)	14,200	158,863
United Parcel Service, Inc. Class B	14,500	819,685
United Shipping & Technology, Inc. (a)	2,400	2,775
		1,958,059
Airlines - 0.5%
AirTran Holdings, Inc. (a)	11,500	105,800
Alaska Air Group, Inc. (a)	3,300	94,314
America West Holding Corp. Class B (a)	4,400	47,080
Atlantic Coast Airlines Holdings, Inc. (a)	9,800	182,525
Continental Airlines, Inc. Class B (a)	8,300	371,425
Frontier Airlines, Inc. (a)	6,000	140,625
Mesa Air Group, Inc. (a)	9,500	95,000
Mesaba Holdings, Inc. (a)	9,800	117,600
Midway Airlines Corp. (a)	300	1,219
Midwest Express Holdings, Inc. (a)	1,550	28,551
Northwest Airlines Corp. (a)	15,600	343,200
SkyWest, Inc.	11,140	252,739
Transportation World Airlines, Inc. (a)	6,600	1,650
UAL Corp.	5,300	201,665
World Airways, Inc. (a)	800	1,100
		1,984,493
Building Products - 0.5%
American Standard Companies, Inc. (a)	12,300	696,549
American Woodmark Corp.	100	1,963
Apogee Enterprises, Inc.	800	6,825
Dal-Tile International, Inc. (a)	3,600	57,600
Drew Industries, Inc. (a)	96	552

	Shares	Value (Note 1)
Elcor Corp.	825	$ 14,099
Griffon Corp. (a)	1,000	7,000
Insituform Technologies, Inc. Class A (a)	5,800	195,750
Lamson & Sessions Co. (a)	7,700	64,680
Lennox International, Inc.	4,316	51,360
Modtech Holdings, Inc. (a)	425	2,922
NCI Building Systems, Inc. (a)	1,100	21,560
Nortek, Inc. (a)	5,300	154,336
PW Eagle, Inc. (a)	5,000	37,500
Simpson Manufacturing Co. Ltd. (a)	900	44,865
Trex Co., Inc. (a)	3,300	85,470
U.S. Industries, Inc.	22,160	185,036
Universal Forest Products, Inc.	2,500	35,938
USG Corp.	11,900	226,576
Watsco, Inc.	1,300	16,380
York International Corp.	5,000	160,000
		2,066,961
Commercial Services & Supplies - 4.1%
ABM Industries, Inc.	4,900	158,270
Administaff, Inc. (a)	2,600	56,992
AG Services of America, Inc. (a)	400	6,000
AHL Services, Inc. (a)	3,600	31,725
ANC Rental Corp. (a)	19,350	59,259
Andersons, Inc.	100	856
Angelica Corp.	400	3,696
Apollo Group, Inc. Class A (a)	15,900	558,488
Applied Graphics Technologies, Inc. (a)	4,144	14,504
Aquagenix, Inc. (a)	100	1
Asi Solutions, Inc. (a)	4,700	66,388
Avert, Inc.	2,700	45,900
Banta Corp.	1,000	26,110
Berlitz International, Inc. (a)	300	3,972
Biospherics, Inc. (a)	400	2,175
Bowne & Co., Inc.	2,100	21,735
Bright Horizons Family Solutions, Inc. (a)	4,500	102,375
Cadmus Communications Corp.	100	1,038
Career Education Corp. (a)	2,200	100,375
Casella Waste Systems, Inc. Class A (a)	8,073	49,447
Cash Technologies, Inc. (a)	2,900	5,365
CCC Information Services Group, Inc. (a)	4,100	33,056
CDI Corp. (a)	1,500	21,780
Central Parking Corp.	4,850	88,513
Century Business Services, Inc. (a)	12,100	15,125
Charles River Associates, Inc. (a)	1,200	9,600
CheckFree Corp. (a)	10,300	496,331
Chemed Corp.	2,400	84,120
Choice Hotels International, Inc. (a)	2,100	28,350
ChoicePoint, Inc. (a)	7,515	415,580
Coinstar, Inc. (a)	6,400	106,800
Collectors Universe, Inc. (a)	5,300	8,281
Computer Learning Centers, Inc. (a)	628	14
Concord EFS, Inc. (a)	33,000	1,526,250
Consolidated Graphics, Inc. (a)	4,000	54,080
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Corinthian Colleges, Inc. (a)	4,800	$ 189,000
Corporate Executive Board Co. (a)	6,700	239,525
Corrections Corp. of America	32,456	31,807
CoStar Group, Inc. (a)	2,469	44,133
CPI Corp.	1,360	28,900
Creditrust Corp. (a)	5,100	4,463
CSG Systems International, Inc. (a)	7,100	267,581
Daisytek International Corp.	11,900	106,914
Darling International, Inc. (a)	7,800	5,850
Day Runner, Inc. (a)	80	15
Devry, Inc. (a)	8,200	297,168
DiamondCluster International, Inc. Class A (a)	2,050	43,178
Digimarc Corp. (a)	4,100	43,050
DualStar Technologies Corp. (a)	5,900	2,028
Dun & Bradstreet Corp. (a)	15,000	376,500
Duratek, Inc. (a)	100	694
Edgewater Technology, Inc. (a)	2,000	7,875
Edison Schools, Inc. (a)	3,900	112,125
Education Management Corp. (a)	6,700	234,500
Educational Video Conferencing, Inc. (a)	1,100	1,581
eFunds Corp.	5,900	89,975
Electro Rent Corp. (a)	1,700	23,588
Electronic Clearing House, Inc. (a)	14,700	12,863
Encompass Services Corp. (a)	406	2,351
Ennis Business Forms, Inc.	100	844
FactSet Research Systems, Inc.	2,600	81,120
Fiserv, Inc. (a)	19,750	977,625
Food Technology Service, Inc. (a)	900	1,209
Franklin Covey Co. (a)	900	7,605
FYI, Inc. (a)	4,600	154,675
G&K Services, Inc. Class A	5,900	122,794
Galileo International, Inc.	15,100	343,525
General Binding Corp. (a)	400	3,600
GenesisIntermedia.com, Inc. (a)	3,700	79,088
Global Payments, Inc. (a)	2,034	38,646
GP Strategies Corp. (a)	100	425
Greg Manning Auctions, Inc. (a)	1,900	4,988
Hall Kinion & Associates, Inc. (a)	1,600	27,800
Headhunter.net, Inc. (a)	6,700	45,225
Headwaters, Inc. (a)	6,600	32,794
Headway Corporate Resources (a)	400	860
Heidrick & Struggles International, Inc. (a)	2,700	89,269
Herman Miller, Inc.	14,900	381,813
HON Industries, Inc.	7,000	173,950
Hunt Corp.	300	2,160
ImageMax, Inc. (a)	700	591
Infocrossing, Inc. (a)	1,200	8,550
Information Resources, Inc. (a)	1,000	5,500
InfoUSA, Inc. (a)	6,300	29,925

	Shares	Value (Note 1)
INSpire Insurance Solutions, Inc. (a)	4,100	$ 4,741
Insurance Auto Auctions, Inc. (a)	600	8,025
Interpool, Inc.	1,100	19,085
Interstate National Dealer Services, Inc. (a)	100	544
Ionics, Inc. (a)	6,000	155,160
Iron Mountain, Inc. (a)	10,830	422,478
IT Group, Inc. (a)	3,716	16,685
ITT Educational Services, Inc. (a)	4,300	130,634
John H. Harland Co.	1,000	18,000
Kaiser Group International, Inc. (a)	400	22
Kaiser Ventures, Inc.	100	1,138
Kelly Services, Inc. Class A	3,600	95,400
kforce.com, Inc. (a)	18,840	63,585
Korn/Ferry International (a)	7,500	132,525
Kroll-O'Gara Co. (a)	4,600	25,588
Labor Ready, Inc. (a)	3,775	15,100
Landauer, Inc.	200	4,340
Lason, Inc. (a)	11,700	5,265
Learning Tree International, Inc. (a)	2,900	130,500
Mail-Well, Inc. (a)	1,300	8,450
Manpower, Inc.	11,800	401,554
McGrath RentCorp.	700	13,606
MCSi, Inc. (a)	4,000	65,250
Medialink Worldwide, Inc. (a)	200	728
MedQuist, Inc. (a)	2,784	60,204
MemberWorks, Inc. (a)	3,000	77,625
Met-Pro Corp.	100	1,200
Modis Professional Services, Inc. (a)	10,000	61,300
Nashua Corp.	300	960
National Data Corp.	2,543	64,923
National Equipment Services, Inc. (a)	700	1,750
National Processing, Inc. (a)	4,200	75,600
Navigant Consulting, Inc. (a)	1,850	10,730
Navigant International, Inc. (a)	3,600	37,800
NCO Group, Inc. (a)	3,648	106,248
New Century Equity Holdings Corp. (a)	5,500	13,750
New England Business Service, Inc.	400	8,140
NewsEdge Corp. (a)	5,200	12,350
Nextera Enterprises, Inc. Class A (a)	3,600	4,500
NOVA Corp. (a)	9,243	175,709
Ogden Corp. (a)	4,600	74,658
On Assignment, Inc. (a)	5,600	123,550
Osmonics, Inc. (a)	200	1,510
Pegasus Solutions, Inc. (a)	8,200	86,613
PeoplePC, Inc.	15,200	11,400
Per-Se Technologies, Inc. (a)	5,066	30,396
Perfectdata Corp. (a)	2,400	3,375
Personnel Group of America, Inc. (a)	1,000	1,520
Pittston Co. - Brinks Group	5,890	116,917
Plato Learning, Inc. (a)	4,700	90,181
Pre-Paid Legal Services, Inc. (a)	1,500	29,625
Precept Business Services, Inc. Class A (a)	600	6
Probusiness Services, Inc. (a)	3,550	106,500
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Profit Recovery Group International, Inc. (a)	9,300	$ 65,972
ProsoftTraining.com (a)	3,300	38,156
Protection One, Inc. (a)	2,800	2,688
Provant, Inc. (a)	800	4,450
RCM Technologies, Inc. (a)	5,700	24,938
RemedyTemp, Inc. Class A (a)	6,500	88,563
Republic Services, Inc. (a)	24,200	402,688
Reynolds & Reynolds Co. Class A	15,800	347,284
RMH Teleservices, Inc. (a)	4,300	28,488
Rollins, Inc.	2,500	50,500
ServiceMaster Co.	52,450	562,789
SOS Staffing Services, Inc. (a)	500	719
Sotheby's Holdings, Inc. Class A (ltd. vtg.) (a)	10,300	260,384
Spherion Corp. (a)	10,420	96,385
Staff Leasing, Inc. (a)	400	1,300
Standard Register Co.	800	13,640
Steelcase, Inc. Class A	8,000	114,000
Stericycle, Inc. (a)	4,700	184,475
Strayer Education, Inc.	2,000	59,625
Sylvan Learning Systems (a)	6,350	132,556
TAB Products Co.	1,100	3,971
Teletech Holdings, Inc. (a)	15,380	238,390
Tetra Tech, Inc. (a)	8,507	147,277
The BISYS Group, Inc. (a)	10,600	573,725
Tickets.com, Inc. (a)	6,400	4,800
Total System Services, Inc.	23,550	565,200
Towne Services, Inc. (a)	520	910
U.S. Liquids, Inc. (a)	500	1,600
U.S. Plastic Lumber Co. (a)	6,200	8,331
U.S. Wireless Corp. (a)	4,600	19,838
Unifirst Corp.	400	5,168
United Stationers, Inc. (a)	8,200	205,513
US Technologies, Inc. (a)	9,300	2,697
Valassis Communications, Inc. (a)	7,350	222,191
Venture Catalyst, Inc. (a)	4,800	6,000
VerticalBuyer, Inc. (a)	760	71
Viad Corp.	17,900	436,581
ViaSource Communications, Inc. (a)	11,300	13,419
Volt Information Sciences, Inc. (a)	1,300	27,534
Wackenhut Corp. (a)	1,800	29,880
Wackenhut Corrections Corp. (a)	1,300	12,168
Wallace Computer Services, Inc.	7,700	137,214
Waste Connections, Inc. (a)	7,000	234,063
Waste Industries, Inc. (a)	800	4,400
Waterlink, Inc. (a)	13,000	7,800
West Corp. (a)	12,700	346,075
Westaff, Inc.	550	1,409
Workflow Management, Inc. (a)	3,201	22,407
		17,868,471

	Shares	Value (Note 1)
Construction & Engineering - 0.3%
Bracknell Corp. (a)	2,280	$ 10,835
Butler Manufacturing Co.	200	5,244
Comfort Systems USA, Inc. (a)	1,200	2,976
Dycom Industries, Inc. (a)	5,225	79,943
Emcor Group, Inc. (a)	5,500	163,075
Granite Construction, Inc.	7,600	251,560
Jacobs Engineering Group, Inc. (a)	6,200	348,812
MasTec, Inc. (a)	6,200	92,876
Quanta Services, Inc. (a)	7,750	213,978
Stone & Webster, Inc. (a)	2,100	3,609
URS Corp. (a)	500	9,925
Walter Industries, Inc.	1,600	14,240
Washington Group International, Inc. (a)	1,000	9,280
		1,206,353
Electrical Equipment - 1.4%
A.O. Smith Corp.	700	12,964
Active Power, Inc.	7,000	139,125
Advanced Energy Industries, Inc. (a)	3,800	86,213
AER Energy Resources, Inc. (a)	8,200	3,362
American Superconductor Corp. (a)	2,400	40,650
American Technical Ceramics Corp. (a)	2,900	30,421
AMETEK, Inc.	9,300	256,680
AML Communications, Inc. (a)	5,300	5,631
Artesyn Technologies, Inc. (a)	4,900	69,519
AstroPower, Inc. (a)	1,500	52,313
Asyst Technologies, Inc. (a)	2,800	37,625
AZZ, Inc.	100	1,780
Baldor Electric Co.	1,266	26,586
Belden, Inc.	1,000	24,680
Benchmark Electronics, Inc. (a)	1,400	39,060
BMC Industries, Inc.	900	4,860
BOLDER Technologies Corp. (a)	3,300	722
Brady Corp. Class A	1,600	51,680
BTU International, Inc. (a)	5,700	36,338
C&D Technologies, Inc.	3,400	112,200
Capstone Turbine Corp.	12,700	312,738
Comdisco, Inc.	20,200	257,550
Conductus, Inc. (a)	5,900	33,188
CoorsTek, Inc. (a)	4,400	125,400
CTS Corp.	2,400	82,080
Digital Power Corp. (a)	5,300	9,540
Electric Fuel Corp. (a)	6,500	35,750
Electro Scientific Industries, Inc. (a)	3,200	89,800
Electrosource, Inc. (a)	5,000	6,250
Encore Wire Corp. (a)	450	3,431
Endwave Corp.	4,500	18,000
Energizer Holdings, Inc. (a)	17,400	433,260
Energy Conversion Devices, Inc. (a)	4,500	117,281
Evergreen Solar, Inc.	800	8,700
General Cable Corp.	2,550	27,285
Genlyte Group, Inc. (a)	500	13,938
H Power Corp.	7,100	40,381
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - continued
Hathaway Corp. (a)	3,800	$ 15,675
Hubbell, Inc. Class B	13,500	377,325
IFR Systems, Inc. (a)	150	469
II-VI, Inc. (a)	3,722	43,268
Littelfuse, Inc.	5,400	133,313
M-Wave, Inc. (a)	4,800	56,700
MagneTek, Inc. (a)	1,900	21,280
Manufacturers Services Ltd.	3,900	26,286
Microtest, Inc. (a)	7,000	26,688
Microvision, Inc. (a)	1,000	17,125
Nanophase Technologies Corp. (a)	5,500	38,844
Panja, Inc. (a)	2,500	11,250
Paxar Corp. (a)	1,500	16,875
Peco II, Inc.	2,700	37,125
Pemstar, Inc.	3,600	35,100
Penn Engineering & Manufacturing Corp. (non-vtg.)	100	4,010
Plexus Corp. (a)	4,920	151,905
Plug Power, Inc. (a)	5,700	89,775
Proton Energy Systems, Inc.	8,300	78,850
Rayovac Corp. (a)	8,700	167,910
Reptron Electronics, Inc. (a)	5,400	48,600
RF Monolithics, Inc. (a)	3,700	9,713
Sensormatic Electronics Corp. (a)	15,200	332,880
Signal Technology Corp. (a)	3,400	28,050
SLI, Inc.	2,150	20,210
SmartDisk Corp. (a)	12,300	47,663
SPX Corp. (a)	5,100	494,700
Technitrol, Inc.	4,400	153,340
Tecumseh Products Co. Class A	5,900	299,425
Ultralife Batteries, Inc. (a)	4,100	23,831
UQM Technologies, Inc. (a)	100	675
Valence Technology, Inc. (a)	3,400	26,350
Vari-L Co., Inc. (a)	5,200	16,900
Vicor Corp. (a)	7,800	167,700
Vishay Intertechnology, Inc. (a)	17,812	319,547
Wilson Greatbatch Technologies, Inc.	2,500	59,375
Woodward Governor Co.	3,900	218,156
		6,263,869
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	6,700	231,150
Lydall, Inc. (a)	500	5,400
Minnesota Mining & Manufacturing Co.	836	94,259
Standex International Corp.	400	9,760
Teleflex, Inc.	9,000	386,550
Tredegar Industries, Inc.	3,255	59,404
		786,523
Machinery - 1.1%
3D Systems Corp. (a)	4,200	53,025
ABC-NACO, Inc. (a)	100	550

	Shares	Value (Note 1)
Actuant Corp. Class A	1,591	$ 23,547
Ag-Chem Equipment, Inc. (a)	200	5,075
AGCO Corp.	7,400	87,320
Alamo Group, Inc.	100	1,550
Albany International Corp. Class A (a)	1,045	18,915
Amcast Industrial Corp.	1,000	10,000
Ampco-Pittsburgh Corp.	100	1,230
Applied Industrial Technologies, Inc.	1,100	20,075
Aptargroup, Inc.	9,000	258,300
Astec Industries, Inc. (a)	8,700	115,819
Axsys Technologies, Inc. (a)	2,000	37,000
Baldwin Technology Co., Inc. Class A (a)	3,800	5,130
Barnes Group, Inc.	800	15,440
BHA Group Holdings, Inc.	110	1,870
Blount International, Inc. (a)	1,900	13,604
Brown & Sharpe Manufacturing Co. Class A (a)	100	549
Cascade Corp.	100	1,560
Chart Industries, Inc. (a)	150	683
Circor International, Inc.	100	1,305
CLARCOR, Inc.	1,550	37,975
Cognex Corp. (a)	8,600	176,838
Columbus McKinnon Corp.	500	3,938
CTB International Corp. (a)	100	844
CUNO, Inc. (a)	1,100	29,013
Dionex Corp. (a)	5,800	208,800
Donaldson Co., Inc.	4,300	114,423
DT Industries, Inc. (a)	3,500	12,250
ESCO Technologies, Inc. (a)	200	4,316
Esterline Technologies Corp. (a)	5,800	124,120
Flanders Corp. (a)	1,200	2,625
Flow International Corp. (a)	800	8,950
Flowserve Corp. (a)	2,700	56,700
Gardner Denver Machinery, Inc. (a)	750	14,445
Gehl Co. (a)	100	1,488
General Magnaplate Corp. (a)	85	0
Gorman-Rupp Co.	100	1,810
Graco, Inc.	2,475	66,330
Greenbrier Companies, Inc.	100	985
Hardinge, Inc.	250	3,219
Harnischfeger Industries, Inc. (a)	6,400	544
Harsco Corp.	11,100	306,360
Hirsch International Corp. Class A (a)	2,100	3,019
IDEX Corp.	2,600	83,018
Infinite Group, Inc. (a)	2,800	7,350
Insteel Industries, Inc.	400	756
ITEQ, Inc. (a)	17,700	2,124
JLG Industries, Inc.	4,200	54,600
Katy Industries, Inc.	100	595
Kaydon Corp.	2,700	68,553
Kennametal, Inc.	7,200	224,280
Key Technology, Inc. (a)	100	775
Lincoln Electric Holdings, Inc.	1,800	37,350
Lindsay Manufacturing Co.	350	7,333
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Manitowoc Co., Inc.	2,200	$ 62,040
Middleby Corp.	600	3,600
Milacron, Inc.	10,700	212,502
Miller Industries, Inc. (a)	1,500	1,560
Minuteman International, Inc.	700	6,519
Mobile Mini, Inc. (a)	4,400	104,500
Mueller Industries, Inc.	4,900	148,960
NACCO Industries, Inc. Class A	3,700	246,272
Nordson Corp.	8,400	234,675
Oshkosh Truck Co.	4,650	227,559
Pentair, Inc.	11,000	304,700
Regal-Beloit Corp.	600	10,920
Reliance Steel & Aluminum Co.	1,500	38,400
Robbins & Myers, Inc.	300	7,605
Roper Industries, Inc.	2,400	93,072
SPS Technologies, Inc. (a)	1,000	50,200
Stewart & Stevenson Services, Inc.	9,200	236,900
Sun Hydraulics Corp. (a)	100	750
Tennant Co.	400	17,180
Terex Corp. (a)	7,900	145,755
Thermo Fibertek, Inc. (a)	4,000	15,640
Thomas Industries, Inc.	750	19,913
Titan International, Inc.	700	3,542
Trinity Industries, Inc.	9,100	200,109
TurboChef Technologies, Inc. (a)	2,800	3,675
United Dominion Industries Ltd.	9,579	169,929
UNOVA, Inc. (a)	4,600	20,424
Valmont Industries, Inc.	900	16,481
Wabash National Corp.	700	7,560
Watts Industries, Inc. Class A	1,500	22,050
		4,971,265
Marine - 0.1%
Alexander & Baldwin, Inc.	7,700	198,756
International Shipholding Corp.	100	800
Kirby Corp. (a)	1,175	23,676
OMI Corp. (a)	300	2,208
		225,440
Road & Rail - 0.8%
AMERCO (a)	1,900	39,900
Arkansas Best Corp. (a)	7,800	130,650
Arnold Industries, Inc.	800	13,300
Avis Group Holdings, Inc. Class A (a)	4,200	138,516
Budget Group, Inc. Class A (a)	3,200	6,272
C.H. Robinson Worldwide, Inc.	15,200	454,100
Celadon Group, Inc. (a)	3,800	18,288
CNF, Inc.	3,400	117,436
Consolidated Freightways Corp. (a)	3,100	20,925
Covenant Transport, Inc. Class A (a)	9,300	117,994
Dollar Thrifty Automotive Group, Inc. (a)	6,900	137,655
Driversshield.com Corp. (a)	3,900	2,559

	Shares	Value (Note 1)
Florida East Coast Industries, Inc. Class A	2,200	$ 75,350
GATX Corp.	9,600	419,712
Genesee & Wyoming, Inc. Class A (a)	3,000	80,625
Heartland Express, Inc. (a)	900	22,500
Hertz Corp. Class A	5,400	191,592
Hub Group, Inc. Class A (a)	200	1,975
J.B. Hunt Transport Services, Inc.	1,100	17,394
Kansas City Southern Industries, Inc.	2,400	35,952
Knights Transportation, Inc. (a)	2,150	49,181
Landstar System, Inc. (a)	3,000	199,688
M.S. Carriers, Inc. (a)	400	11,763
Old Dominion Freight Lines, Inc. (a)	100	1,025
RailAmerica, Inc. (a)	14,300	122,444
Roadway Express, Inc.	2,200	56,788
Simon Transportation Services, Inc. Class A (a)	3,300	17,531
Swift Transportation Co., Inc. (a)	14,350	248,434
Transit Group, Inc. (a)	100	21
U.S. Xpress Enterprises, Inc. Class A (a)	2,100	14,569
USA Truck, Inc. (a)	100	631
USFreightways Corp.	5,600	178,500
Werner Enterprises, Inc.	5,175	86,358
Wisconsin Central Transportation Corp. (a)	13,800	219,075
XTRA Corp. (a)	1,100	52,481
Yellow Corp. (a)	9,500	188,219
		3,489,403
Trading Companies & Distributors - 0.1%
Fastenal Co.	7,100	426,000
MSC Industrial Direct, Inc. (a)	3,500	57,610
		483,610
TOTAL INDUSTRIALS		43,994,631
INFORMATION TECHNOLOGY - 20.3%
Communications Equipment - 4.9%
3Com Corp.	47,800	436,175
Accelerated Networks, Inc.	6,300	11,813
Ace Communication Corp. (a)	3,100	6,394
ACT Teleconferencing, Inc. (a)	2,700	21,600
Adaptive Broadband Corp. (a)	3,200	6,600
Adtran, Inc. (a)	7,500	178,594
Advanced Fibre Communications, Inc. (a)	10,000	189,375
Advanced Switching Communication, Inc.	5,700	34,200
Airnet Communications Corp. (a)	2,900	7,613
Allen Telecom, Inc. (a)	900	12,600
Alliance Fiber Optic Products, Inc.	3,600	28,350
Alpine Group, Inc. (a)	500	1,130
AltiGen Communications, Inc. (a)	2,100	2,953
American Access Technologies, Inc. (a)	3,100	3,778
Amplidyne, Inc. (a)	2,500	4,766
Anadigics, Inc. (a)	2,600	34,775
Anaren Microwave, Inc. (a)	2,800	50,050
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Anicom, Inc. (a)	6,900	$ 7
Anixter International, Inc. (a)	6,100	130,540
ANTEC Corp. (a)	3,400	30,494
Applied Innovation, Inc. (a)	5,500	59,813
Ariel Corp. (a)	10,900	10,219
Aspect Communications Corp. (a)	4,700	51,994
Audiovox Corp. Class A (a)	3,030	32,762
Avanex Corp.	9,000	174,375
Avici Systems, Inc.	6,100	91,881
Avocent Corp. (a)	7,300	181,588
Aware, Inc. (a)	1,900	18,050
Bel Fuse, Inc. Class A (a)	2,900	90,988
Bogen Communications International, Inc. (a)	7,500	30,938
Brightpoint, Inc. (a)	3,100	10,850
Brocade Communications Systems, Inc. (a)	32,800	1,273,050
Brooktrout, Inc. (a)	1,700	15,513
C-COR.net Corp. (a)	2,500	22,500
Cable Design Technologies Corp. (a)	5,025	89,646
Carrier Access Corp. (a)	4,700	25,850
Centillium Communications, Inc.	4,000	115,500
Cidco, Inc. (a)	6,400	7,800
CIENA Corp. (a)	43,700	2,936,094
Cisco Systems, Inc. (a)	3,129	74,118
Clarent Corp. (a)	4,289	45,035
Com21, Inc. (a)	1,700	5,206
Comarco, Inc. (a)	3,000	45,375
Comdial Corp. (a)	5,000	7,031
CommScope, Inc. (a)	5,100	102,765
Communications Systems, Inc.	5,500	52,938
Computer Network Technology Corp. (a)	2,300	28,319
Comtech Telecommunications Corp. (a)	3,900	54,844
Conolog Corp. (a)	6,800	6,375
Copper Mountain Networks, Inc. (a)	6,600	27,019
Corvis Corp.	51,200	534,400
Cosine Communications, Inc.	13,800	125,063
Cylink Corp. (a)	7,000	15,750
Data Race, Inc. (a)	10,800	10,800
Datron Systems, Inc. (a)	3,500	43,750
Davox Corp. (a)	6,000	61,875
Digi International, Inc. (a)	9,700	57,594
Digital Lightwave, Inc. (a)	3,635	99,735
Ditech Communications Corp. (a)	3,100	27,803
DMC Stratex Networks, Inc. (a)	9,130	83,311
Echelon Corp. (a)	4,100	67,906
Efficient Networks, Inc. (a)	7,600	175,750
Elastic Networks, Inc.	10,500	36,750
Elcotel, Inc. (a)	9,300	1,116
eLOT, Inc. (a)	5,600	2,625
Emulex Corp. (a)	10,400	320,450

	Shares	Value (Note 1)
Entrada Networks, Inc. (a)	292	$ 584
eOn Communications Corp.	3,220	4,428
Extended Systems, Inc. (a)	1,100	16,500
Extreme Networks, Inc. (a)	16,100	364,011
Ezenia!, Inc. (a)	2,900	4,713
Finisar Corp. (a)	27,100	320,119
First Virtual Communications, Inc.	400	563
Foundry Networks, Inc. (a)	16,600	190,900
Gadzoox Networks, Inc. (a)	19,000	67,688
General Datacomm Industries, Inc. (a)	3,800	2,546
Glenayre Technologies, Inc. (a)	4,900	16,691
Globecomm Systems, Inc. (a)	1,700	16,575
Harmonic, Inc. (a)	6,170	45,118
Harris Corp.	8,300	208,413
Illinois Superconductor Corp. (a)	8,300	16,341
Inrange Technologies Corp. Class B (a)	3,000	42,750
Inter-Tel, Inc.	8,700	84,281
InterDigital Communication Corp. (a)	5,900	49,781
Interspeed, Inc. (a)	2,800	336
Ixia (a)	7,900	181,700
JDS Uniphase Corp. (a)	49,780	1,331,615
Juniper Networks, Inc. (a)	47,500	3,066,719
L-3 Communications Holdings, Inc. (a)	6,000	491,880
LightPath Technologies, Inc. (a)	2,200	34,513
Loral Space & Communications Ltd. (a)	31,500	116,865
Luminent, Inc.	23,400	128,700
McDATA Corp. Class B	3,800	75,763
MCK Communications, Inc. (a)	7,300	24,866
Microwave Filter Co., Inc.	4,100	6,150
MRV Communications, Inc. (a)	9,100	112,044
Natural MicroSystems Corp.	3,600	31,050
Netro Corp. (a)	6,300	41,344
NetSolve, Inc. (a)	1,700	11,156
Network Computing Devices, Inc. (a)	4,500	1,266
Network Engines, Inc.	13,800	22,856
Network Equipment Technologies, Inc. (a)	2,000	9,600
Network Peripherals, Inc. (a)	6,600	43,313
New Focus, Inc.	7,700	166,994
Next Level Communications, Inc. (a)	11,100	97,472
Norstan, Inc. (a)	6,400	9,200
NumereX Corp. Class A (a)	5,400	39,488
Nx Networks, Inc. (a)	1,500	2,391
ONI Systems Corp.	17,800	598,525
Oplink Communications, Inc.	21,500	165,281
Optelecom, Inc. (a)	2,300	4,600
Optical Cable Corp. (a)	10,500	102,375
Optical Communication Products, Inc.	8,200	86,100
Osage Systems Group, Inc. (a)	5,200	988
P-Com, Inc. (a)	6,100	12,581
Packeteer, Inc. (a)	3,600	49,275
Paradyne Networks, Inc. (a)	14,500	34,891
PC-Tel, Inc. (a)	1,100	9,969
Performance Technologies, Inc. (a)	4,600	59,800
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
PictureTel Corp. (a)	5,400	$ 16,875
Plantronics, Inc. (a)	6,400	169,280
Pliant Systems, Inc. (a)	2,900	2,958
Polycom, Inc. (a)	9,600	208,800
Powerwave Technologies, Inc. (a)	8,600	134,509
Proxim, Inc. (a)	2,900	52,925
Redback Networks, Inc. (a)	21,600	666,563
REMEC, Inc. (a)	5,100	44,306
Repeater Technologies, Inc. (a)	3,000	4,781
Riverstone Networks, Inc.	14,900	163,900
ROHN Industries, Inc. (a)	2,000	6,969
SBA Communications Corp. Class A (a)	5,700	188,100
Science Dynamics Corp. (a)	3,000	4,781
Sheldahl, Inc. (a)	200	500
Somera Communications, Inc. (a)	2,200	20,350
Sonus Networks, Inc.	22,100	617,419
Sorrento Networks Corp.	1,166	15,158
SpectraLink Corp. (a)	5,300	58,631
Spectrasite Holdings, Inc. (a)	21,500	294,281
SSE Telecom, Inc. (a)	3,100	2,713
STM Wireless, Inc. Class A (a)	4,500	9,844
Stratos Lightwave, Inc.	8,000	66,000
Sunrise Telecom, Inc.	6,000	37,875
Superior Telecom, Inc.	4,460	19,847
Sycamore Networks, Inc. (a)	40,500	734,063
Symmetricom, Inc. (a)	7,150	102,446
Syntellect, Inc. (a)	7,300	22,813
Tekelec (a)	7,300	138,244
Telscape International, Inc. (a)	4,700	4,847
Telular Corp. (a)	4,375	37,734
TeraForce Technology Corp. (a)	5,500	2,922
Terayon Communication Systems, Inc. (a)	8,000	44,250
Tidel Technologies, Inc. (a)	10,700	31,431
Tollgrade Communications, Inc. (a)	1,600	31,300
Triton Network Systems, Inc.	4,300	8,869
Turnstone Systems, Inc.	2,920	18,798
Tut Systems, Inc. (a)	7,000	32,156
Ursus Telecom Corp. (a)	7,300	18,250
USCI, Inc. (a)	100	3
UTStarcom, Inc.	1,200	23,700
Veramark Technologies, Inc. (a)	1,700	2,072
Verilink Corp. (a)	5,400	12,150
ViaSat, Inc. (a)	2,200	29,425
Video Network Communication, Inc. (a)	4,542	9,368
VTEL Corp. (a)	10,200	11,794
Wegener Corp. (a)	12,400	10,850
Westell Technologies, Inc. Class A (a)	3,680	17,078
Wire One Technologies, Inc. (a)	9,300	31,388
WJ Communications, Inc. (a)	10,100	60,916
World Access, Inc. (a)	9,255	10,990

	Shares	Value (Note 1)
Xetel Corp. (a)	7,400	$ 25,438
Xircom, Inc. (a)	2,500	61,406
		21,510,655
Computers & Peripherals - 0.7%
3Dfx Interactive, Inc. (a)	7,285	1,594
Advanced Digital Information Corp. (a)	5,000	75,000
Alpha Technologies Group, Inc. (a)	4,700	37,600
AlphaNet Solutions, Inc. (a)	300	488
Aspeon, Inc. (a)	4,200	1,050
Auspex Systems, Inc. (a)	2,700	12,994
Autologic Information International, Inc. (a)	5,800	13,231
Avid Technology, Inc. (a)	5,400	90,788
Bitwise Designs, Inc. (a)	2,300	10,063
Boundless Corp. (a)	400	980
BTG, Inc. (a)	100	575
Concurrent Computer Corp. (a)	4,700	24,675
CopyTele, Inc. (a)	17,800	13,350
Crossroads Systems, Inc. (a)	3,600	28,350
Datalink Corp. (a)	2,200	18,425
Dataram Corp. (a)	3,900	42,656
Dot Hill Systems Corp. (a)	500	2,475
Drexler Technology Corp. (a)	5,000	62,500
Electronics for Imaging, Inc. (a)	5,500	134,406
Emachines ltd.	16,600	6,744
Encad, Inc. (a)	400	900
Exabyte Corp. (a)	8,700	16,313
FOCUS Enhancements, Inc. (a)	8,200	8,713
Handspring, Inc.	15,300	383,456
Hauppauge Digital, Inc. (a)	4,400	11,550
HEI, Inc. (a)	4,100	42,025
Hewlett-Packard Co.	681	19,647
Hutchinson Technology, Inc. (a)	1,200	18,750
Immersion Corp. (a)	2,600	18,200
InFocus Corp. (a)	4,000	81,250
Innovex, Inc. (a)	2,400	16,350
Inprimis, Inc. (a)	1,300	1,341
Intergraph Corp. (a)	5,100	36,656
Interphase Corp. (a)	4,600	39,531
Intevac, Inc. (a)	1,500	6,938
Iomega Corp. (a)	30,800	111,804
JNI Corp. (a)	3,000	35,063
Komag, Inc. (a)	28,943	37,083
Maxtor Corp. (a)	11,800	82,600
Media 100, Inc. (a)	7,459	17,715
Micron Electronics, Inc. (a)	21,900	80,072
Mitek Systems, Inc. (a)	7,300	9,125
MTI Technology Corp. (a)	10,300	28,969
NeoMagic Corp. (a)	18,300	60,619
Neoware Systems, Inc. (a)	11,100	19,425
Novatel Wireless, Inc.	7,800	39,000
nStor Technologies, Inc. (a)	7,900	8,058
Overland Data, Inc. (a)	5,200	53,950
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Presstek, Inc. (a)	7,800	$ 94,088
Printronix, Inc. (a)	100	700
Procom Technology, Inc. (a)	1,500	20,063
Quantum Corp. - DLT & Storage Systems Group (a)	20,212	254,065
Rainbow Technologies, Inc. (a)	4,500	28,969
Read-Rite Corp. (a)	7,200	55,575
Rimage Corp. (a)	6,000	59,625
SanDisk Corp. (a)	9,000	194,625
SBS Technologies, Inc. (a)	4,300	94,600
SCM Microsystems, Inc. (a)	3,800	59,850
Sigma Designs, Inc. (a)	9,200	13,800
Silicon Graphics, Inc.	15,300	70,839
Simple Technology, Inc.	3,600	11,475
Socket Communications, Inc. (a)	8,600	30,638
SteelCloud Co. (a)	5,100	4,303
Storage Computer Corp. (a)	5,800	43,616
Storage Technology Corp. (a)	9,600	98,400
StorageNetworks, Inc.	3,300	48,675
Syquest Technology, Inc. (a)	1,700	4
Transact Technologies, Inc. (a)	100	500
UniView Technologies Corp. (a)	12,000	9,375
ViewCast.com, Inc. (a)	11,100	11,447
Vitech America, Inc. (a)	10	35
Vixel Corp. (a)	6,100	15,250
Western Digital Corp. (a)	15,400	63,448
Xybernaut Corp. (a)	8,000	18,375
Zoom Telephonics, Inc. (a)	5,600	18,550
		3,183,937
Electronic Equipment & Instruments - 1.9%
Act Manufacturing, Inc. (a)	2,050	35,619
Advanced Photonix, Inc. Class A (a)	11,900	12,019
Aetrium, Inc. (a)	100	281
American Technology Corp. (a)	1,600	5,350
Amphenol Corp. Class A (a)	7,400	264,180
Analogic Corp.	1,200	47,925
Andersen Group, Inc. (a)	3,500	27,781
Andrea Electronics Corp. (a)	3,700	7,770
APA Optics, Inc. (a)	4,100	35,106
APW Ltd. (a)	4,300	122,722
Arrow Electronics, Inc. (a)	17,500	479,500
Avnet, Inc.	9,746	238,777
AVX Corp.	28,600	509,366
Barringer Technologies, Inc. (a)	300	2,888
BEI Technologies, Inc.	5,200	82,875
Bell Industries, Inc. (a)	7,800	23,400
California Amplifier, Inc. (a)	1,200	7,125
CheckPoint Systems, Inc. (a)	1,100	9,955
Chromatics Color Sciences International, Inc. (a)	1,050	427
Chyron Corp. (a)	7,000	9,100

	Shares	Value (Note 1)
Cohu, Inc.	7,300	$ 119,081
Craftmade International, Inc.	1,100	8,731
CyberOptics Corp. (a)	2,500	39,688
Daktronics, Inc. (a)	3,200	56,600
Datakey, Inc. (a)	3,000	9,094
Diebold, Inc.	13,200	366,300
Digital Video Systems, Inc. (a)	1,400	3,675
DSP Group, Inc. (a)	2,400	46,050
EFTC Corp. (a)	794	2,382
Emcee Broadcast Products, Inc. (a)	3,000	5,625
ePlus, Inc. (a)	1,800	20,813
Excel Technology, Inc. (a)	2,900	54,919
Fargo Electronics, Inc.	8,000	24,500
Fisher Scientific International, Inc. (a)	7,000	252,000
Flir Systems, Inc. (a)	600	4,200
Franklin Electric Co., Inc.	200	14,350
Frequency Electronics, Inc.	150	2,097
FuelCell Energy, Inc. (a)	2,100	98,569
GenRad, Inc. (a)	1,100	9,526
Gentner Communications Corp. (a)	4,600	58,650
Giga-Tronics, Inc. (a)	4,900	34,300
Harman International Industries, Inc.	5,800	173,420
Identix, Inc. (a)	3,100	25,110
Ingram Micro, Inc. Class A (a)	8,500	117,300
Interlink Electronics, Inc. (a)	2,600	19,013
Interlogix, Inc. (a)	503	11,066
Intermagnetics General Corp.	514	11,056
Itron, Inc. (a)	500	3,797
JMAR Industries, Inc. (a)	6,100	24,400
Keithley Instruments, Inc.	1,800	41,814
KEMET Corp. (a)	9,800	164,836
Kent Electronics Corp. (a)	1,300	20,800
Kopin Corp. (a)	7,000	49,438
LeCroy Corp. (a)	500	10,500
LoJack Corp. (a)	1,700	12,113
LSI, Industries, Inc.	100	2,019
Maxwell Technologies, Inc. (a)	3,400	57,800
Measurement Specialties, Inc. (a)	4,500	93,375
Mechanical Technology, Inc. (a)	10,300	46,994
Merix Corp. (a)	1,250	15,625
Methode Electronics, Inc. Class A	4,300	66,919
Micronetics Wireless, Inc. (a)	4,000	20,000
MTS Systems Corp.	600	5,063
Nanometrics, Inc. (a)	3,100	48,050
Newport Corp.	4,300	210,163
NHancement Technologies, Inc. (a)	3,700	20,581
NU Horizons Electronics Corp. (a)	7,300	74,825
Odetics, Inc. Class A	4,600	22,569
OSI Systems, Inc. (a)	4,700	19,975
Packard BioScience Co.	11,600	124,700
Panavision, Inc. (a)	205	1,066
Park Electrochemical Corp.	4,850	143,075
Parlex Corp. (a)	2,200	21,450
Pioneer Standard Electronics, Inc.	9,700	118,825
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Planar Systems, Inc. (a)	5,300	$ 125,544
Powell Industries, Inc. (a)	100	1,713
PSC, Inc. (a)	7,300	9,353
Questron Technology, Inc. (a)	3,900	13,772
Research Frontiers, Inc. (a)	2,400	38,400
RF Industries Ltd. (a)	2,500	7,500
Rheometrics Scientific, Inc. (a)	5,900	28,947
Richardson Electronics Ltd.	6,500	79,219
Robotic Vision Systems, Inc. (a)	8,500	23,375
Rofin Sinar Technologies, Inc. (a)	400	3,750
Rogers Corp. (a)	200	7,110
Sawtek, Inc. (a)	5,600	92,400
ScanSource, Inc. (a)	1,900	77,752
SCI Systems, Inc. (a)	20,000	409,400
Sipex Corp. (a)	2,900	31,719
Spatializer Audio Labs, Inc. (a)	12,700	5,842
Spectrian Corp. (a)	4,400	64,350
Spectrum Control, Inc. (a)	6,400	52,000
Spire Corp. (a)	200	1,025
SRS Labs, Inc. (a)	2,800	9,625
Stanford Microdevices, Inc.	5,900	45,356
StockerYale, Inc. (a)	2,400	32,700
Superconductor Technologies, Inc. (a)	6,200	41,269
Tanisys Technology, Inc. (a)	7,800	5,606
Tech Data Corp. (a)	6,400	195,600
Teledyne Technologies, Inc. (a)	4,200	54,852
Trimble Navigation Ltd. (a)	2,800	49,175
Trimedyne, Inc. (a)	9,200	14,950
TrueTime, Inc. (a)	3,000	7,969
Ultrak, Inc. (a)	8,400	33,600
Universal Display Corp. (a)	3,900	36,563
Varian, Inc. (a)	6,800	206,975
Veeco Instruments, Inc. (a)	2,689	101,342
Viasystems Group, Inc.	16,300	96,496
Viisage Technology, Inc. (a)	3,700	7,863
Visionics Corp. (a)	6,200	38,750
Waters Corp. (a)	18,200	1,198,652
Woodhead Industries, Inc.	100	1,763
X-Rite, Inc.	700	6,213
Zomax, Inc. (a)	4,200	22,050
Zygo Corp. (a)	1,900	39,663
		8,271,256
Internet Software & Services - 3.3%
24/7 Media, Inc. (a)	3,420	2,779
About.com, Inc. (a)	2,300	51,031
Accrue Software, Inc. (a)	19,200	19,200
AGENCY.COM Ltd. (a)	7,700	16,363
Akamai Technologies, Inc. (a)	14,574	246,847
Allaire Corp. (a)	8,200	72,006
Alloy Online, Inc. (a)	2,800	34,300
Allscripts Healthcare Solutions, Inc. (a)	8,700	50,025

	Shares	Value (Note 1)
America Online Latin America, Inc.	8,700	$ 39,694
AppliedTheory Corp. (a)	13,600	17,000
Apropos Technology, Inc.	3,760	19,505
Ariba, Inc. (a)	37,000	610,500
ARIS Corp. (a)	2,500	4,375
Art Technology Group, Inc. (a)	9,200	223,675
Ashton Technology Group, Inc. (a)	4,500	5,344
Ask Jeeves, Inc. (a)	4,000	6,875
Audiohighway.com (a)	4,000	1,500
Autobytel.com, Inc. (a)	12,400	27,513
Autoweb.Com, Inc. (a)	3,400	1,169
Be Free, Inc. (a)	11,600	25,194
Blue Martini Software, Inc.	8,900	42,275
Braun Consulting, Inc. (a)	8,800	57,750
Breakaway Solutions, Inc. (a)	3,200	3,200
C-bridge Internet Solutions, Inc. (a)	2,600	8,125
CacheFlow, Inc. (a)	5,400	37,294
CAIS Internet, Inc. (a)	8,400	9,188
Calico Commerce, Inc. (a)	2,388	1,418
Cavion Technologies, Inc. (a)	2,000	120
CenterSpan Communications Corp. (a)	1,200	16,575
Centra Software, Inc.	8,110	48,660
Chordiant Software, Inc.	3,450	10,889
Click Communication, Inc.	4,700	92,238
ClickAction, Inc. (a)	2,800	18,375
CMGI, Inc. (a)	44,964	182,666
CNET Networks, Inc. (a)	16,140	200,741
Commerce One, Inc. (a)	28,100	489,994
Communication Intelligence Corp. (a)	7,900	9,628
Corillian Corp.	6,000	60,000
Critical Path, Inc. (a)	8,376	22,903
Crossworlds Software, Inc.	5,900	22,125
CUseeMe Networks, Inc. (a)	2,000	2,375
Cybear Group (a)	12,135	3,792
Cybercash, Inc. (a)	7,200	5,400
CyberSource Corp. (a)	5,700	17,011
Cysive, Inc. (a)	1,600	5,950
Data Return Corp. (a)	10,700	34,775
Deltathree.com, Inc. (a)	4,700	7,931
Digex, Inc. Class A (a)	2,700	48,769
Digital Courier Technologies, Inc. (a)	2,800	924
Digital Impact, Inc. (a)	1,200	2,700
Digital Insight Corp. (a)	2,000	26,500
Digital Island, Inc. (a)	8,200	28,188
Digital Lighthouse Corp.	6,500	4,672
Digital River, Inc. (a)	9,700	56,381
DigitalThink, Inc.	3,890	33,551
Digitas, Inc.	6,500	35,750
Divine, Inc. Class A	14,300	26,813
Docent, Inc.	5,500	42,969
DoubleClick, Inc. (a)	16,482	221,477
drkoop.com, Inc. (a)	3,900	975
DSL.net, Inc. (a)	13,700	28,256
E-Stamp Corp. (a)	2,400	300
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
EarthLink, Inc. (a)	15,027	$ 135,243
EarthWeb, Inc. (a)	3,800	18,288
ebenX, Inc. (a)	3,200	18,000
eCollege.com (a)	4,200	18,375
EDGAR Online, Inc. (a)	4,100	8,264
eGain Communications Corp. (a)	15,963	45,894
Egreetings Network, Inc. (a)	7,300	6,159
Elcom International, Inc. (a)	6,500	14,016
Eloquent, Inc.	3,080	3,080
eMerge Interactive, Inc. Class A	4,490	19,223
Emusic.com, Inc. (a)	12,400	5,038
En Pointe Technologies, Inc. (a)	3,200	10,400
Entrade, Inc. (a)	1,300	2,210
Eprise Corp.	10,100	14,361
Equinix, Inc.	9,900	37,125
eSoft, Inc. (a)	4,200	7,613
EuroWeb International Corp. (a)	3,700	4,972
Evoke Communications, Inc.	8,200	17,938
Evolve Software, Inc.	4,900	29,400
eXcelon Corp. (a)	8,000	25,000
Exodus Communications, Inc. (a)	80,500	1,177,313
Expedia, Inc. Class A (a)	4,900	76,563
Extensity, Inc. (a)	1,900	16,744
F5 Networks, Inc. (a)	2,700	18,816
FairMarket, Inc.	5,600	12,075
Fastnet Corp.	5,500	5,844
FiNet.com, Inc. (a)	450	563
FirePond, Inc.	7,850	19,625
FreeMarkets, Inc. (a)	4,800	88,200
FTD.com, Inc. Class A (a)	2,200	5,844
Fusion Networks Holdings, Inc. (a)	3,170	693
Genuity, Inc. (a)	23,600	64,163
Global Sports, Inc. (a)	9,403	52,892
Globix Corp. (a)	3,500	13,563
GoAmerica, Inc. (a)	8,000	35,750
GoTo.com, Inc. (a)	9,700	73,356
HearMe (a)	4,800	4,800
High Speed Access Corp. (a)	17,600	23,650
Hollywood Media Corp. (a)	3,700	14,569
Homeseekers.com, Inc. (a)	4,100	1,409
Homestore.com, Inc. (a)	10,800	322,650
Hoover's, Inc. (a)	4,700	15,275
Hotel Reservations Network, Inc.	2,700	76,613
HotJobs.com Ltd. (a)	5,300	27,163
Hyperfeed Technologies, Inc. (a)	7,500	16,406
I-Many, Inc.	3,900	70,200
iBasis, Inc. (a)	4,400	19,525
iBeam Broadcasting Corp.	15,600	20,475
iGate Capital Corp. (a)	6,000	18,563
iManage, Inc. (a)	4,900	17,150
Improvenet, Inc.	9,700	5,456

	Shares	Value (Note 1)
Infonautics, Inc. (a)	6,900	$ 6,253
InfoSpace, Inc. (a)	41,452	158,036
Innodata Corp. (a)	3,600	36,000
InsWeb Corp. (a)	1,700	2,444
Integrated Information Systems, Inc.	2,300	2,588
Intelligroup, Inc.	4,900	6,738
InterCept Group, Inc. (a)	4,300	116,638
Interliant, Inc. (a)	5,300	15,569
Internap Network Services Corp. (a)	19,600	73,500
Internet America, Inc. (a)	6,500	5,484
Internet Capital Group, Inc. (a)	34,500	132,609
Internet Commerce & Communications, Inc. (a)	2,800	1,575
Internet Commerce Corp. (a)	3,400	12,750
Internet Pictures Corp. (a)	8,511	5,053
Internet Security Systems, Inc. (a)	5,600	312,200
Internet.com Corp. (a)	8,500	57,906
InterWorld Corp. (a)	12,500	6,250
Interwoven, Inc. (a)	14,200	235,188
IntraNet Solutions, Inc. (a)	3,900	99,938
Intraware, Inc. (a)	4,700	9,694
ION Networks, Inc. (a)	12,500	17,188
ITXC Corp. (a)	11,800	70,800
iVillage, Inc. (a)	7,000	9,516
iXL Enterprises, Inc. (a)	20,400	25,500
J Net Enterprises, Inc. (a)	5,700	31,350
j2 Global Communications, Inc. (a)	378	1,016
Juno Online Services, Inc. (a)	3,700	5,434
Jupiter Media Metrix, Inc. (a)	6,200	30,613
Kana Communications, Inc. (a)	12,256	37,534
Keynote Systems, Inc. (a)	3,300	42,488
L90, Inc.	5,900	20,650
Landacorp, Inc.	4,600	11,356
Lante Corp.	3,730	6,761
Larscom, Inc. Class A (a)	3,000	9,375
Launch Media, Inc. (a)	2,100	2,363
Learn2.com, Inc. (a)	7,700	3,128
LendingTree, Inc.	8,010	30,038
Liquid Audio, Inc.	13,100	39,300
Litronic, Inc. (a)	2,900	14,500
Log On America, Inc. (a)	2,000	2,375
LookSmart Ltd. (a)	17,100	34,200
Loudeye Technologies, Inc.	4,000	5,375
Mail.com, Inc. Class A (a)	9,579	11,076
Marimba, Inc. (a)	11,800	63,794
Marketwatch.com, Inc. (a)	2,800	14,000
MatrixOne, Inc.	4,700	114,269
McAfee.com Corp. (a)	8,900	72,034
Mediaplex, Inc. (a)	6,300	5,906
MedicaLogic/Medscape, Inc. (a)	5,100	13,069
MessageMedia, Inc. (a)	13,400	12,563
Modem Media, Inc. Class A (a)	4,600	20,125
Multex.com, Inc. (a)	8,700	168,563
MyPoints.com, Inc. (a)	10,940	11,966
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
National Information Consortium, Inc. (a)	4,800	$ 14,550
National Techteam, Inc. (a)	200	588
Navidec, Inc. (a)	4,200	15,356
NaviSite, Inc. (a)	15,700	29,928
Net Perceptions, Inc.	13,300	27,016
Net2Phone, Inc. (a)	2,400	24,600
NetCurrents, Inc. (a)	8,400	4,463
Netegrity, Inc. (a)	4,800	213,000
Netergy Networks, Inc. (a)	1,900	3,444
Netgateway, Inc. (a)	11,100	5,550
NetObjects, Inc. (a)	8,600	5,913
Netopia, Inc. (a)	10,400	57,525
Netpliance, Inc.	6,800	2,975
NetRatings, Inc. (a)	3,000	36,375
Netzee, Inc. (a)	3,600	2,475
NetZero, Inc. (a)	9,000	7,875
New Frontier Media, Inc. (a)	4,200	11,550
Niku Corp.	8,700	52,744
NorthPoint Communication Holdings, Inc. (a)	17,000	3,400
NQL, Inc. (a)	8,200	17,169
ObjectSoft Corp. (a)	16	4
OneSource Information Services, Inc. (a)	2,700	25,313
Onvia.com, Inc.	6,900	4,959
Open Market, Inc. (a)	5,900	13,459
Openwave Systems, Inc.	24,517	903,298
Optio Software, Inc. (a)	3,200	3,800
Organic, Inc.	8,020	5,514
OTG Software, Inc.	4,500	48,094
Persistence Software, Inc. (a)	3,900	11,578
Physician Computer Network, Inc. (a)	200	1
Plastic Surgery Co. (a)	400	1,800
Preview Systems, Inc. (a)	9,300	27,319
Primus Knowledge Solutions, Inc. (a)	6,300	37,800
Private Business, Inc. (a)	4,700	4,700
ProcureNet, Inc. (a)	800	120
Prodigy Communications Corp. Class A (a)	11,750	34,516
Promotions.com, Inc. (a)	2,500	977
Proxicom, Inc. (a)	7,600	38,950
PSINet, Inc. (a)	26,474	33,920
PurchasePro.com, Inc. (a)	8,700	98,419
quepasa.com, Inc. (a)	10,500	1,418
Quintus Corp. (a)	3,806	266
Rare Medium Group, Inc. (a)	4,700	9,400
RealNetworks, Inc. (a)	20,900	150,219
Register.com, Inc.	8,300	51,875
Retek, Inc. (a)	6,456	143,243
Rhythms NetConnections, Inc. (a)	25,100	24,316
RoweCom, Inc. (a)	4,800	2,850
RWD Technologies, Inc. (a)	400	1,725

	Shares	Value (Note 1)
S1 Corp. (a)	5,830	$ 41,174
Saba Software, Inc.	5,000	43,750
Salon.com, Inc. (a)	4,600	2,875
SeeBeyond Technology Corp.	7,200	125,100
Selectica, Inc.	4,100	33,697
Sequoia Software Corp.	6,000	19,500
Seranova, Inc. (a)	11,500	28,031
SilverStream Software, Inc. (a)	1,700	20,188
SkillSoft Corp.	2,950	48,306
SmartServ Online, Inc. (a)	1,700	12,856
Snowball.com, Inc.	4,300	2,016
SoftNet Systems, Inc. (a)	1,300	1,869
SonicWALL, Inc. (a)	6,600	80,438
SpeedUs.com (a)	1,900	2,197
Sportsline.com, Inc. (a)	7,800	47,775
Stan Lee Media, Inc. (a)	8,100	1,013
StarMedia Network, Inc. (a)	14,800	44,400
Support.com, Inc.	4,200	41,344
Switchboard, Inc.	4,000	21,750
Synergy Brands, Inc. (a)	10,300	7,081
SynQuest, Inc.	6,300	44,100
Talk City, Inc. (a)	1,800	225
TeleCommunication Systems, Inc. Class A	4,000	24,625
Telemate.Net Software, Inc. (a)	4,500	4,781
Telescan, Inc. (a)	6,800	6,800
The Cobalt Group, Inc. (a)	3,400	9,775
The Sedona Corp. (a)	8,300	10,375
The TriZetto Group, Inc. (a)	5,600	78,400
The viaLink Co. (a)	3,000	8,250
theglobe.com, Inc. (a)	7,600	2,375
TheStreet.com, Inc. (a)	5,900	17,700
Track Data Corp. (a)	4,700	4,113
Travelocity.com, Inc. (a)	3,900	86,775
Tumbleweed Communications Corp. (a)	3,700	13,759
U.S. Interactive, Inc. (a)	2,400	1,350
Universal Access, Inc.	10,900	79,025
Uproar, Inc.	3,500	10,391
USinternetworking, Inc. (a)	20,400	43,350
USSEARCH.com, Inc. (a)	4,300	2,688
VCampus Corp. (a)	3,800	3,563
Ventro Corp. (a)	4,400	5,500
VeriSign, Inc. (a)	28,775	1,372,208
Verso Technologies, Inc. (a)	5,000	5,000
VerticalNet, Inc. (a)	10,200	32,194
Via Net.Works, Inc.	5,060	29,095
Viador, Inc. (a)	4,500	3,797
Viant Corp. (a)	13,200	40,425
Vicinity Corp.	13,150	32,875
Vignette Corp. (a)	32,956	202,885
Virage, Inc.	4,900	19,600
VirtualFund.com, Inc. (a)	5,600	3,325
Visual Data Corp. (a)	3,000	6,656
VitaminShoppe.com, Inc. Class A (a)	10,600	10,269
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Vitria Technology, Inc. (a)	18,800	$ 88,125
WatchGuard Technologies, Inc. (a)	2,700	32,063
Wavo Corp. (a)	7,500	300
Web Street, Inc. (a)	4,900	4,747
Webb Interactive Services, Inc.	5,200	15,600
WebEx Communications, Inc.	4,800	53,700
Webhire, Inc. (a)	2,200	2,475
WebMD Corp. (a)	48,706	464,229
webMethods, Inc.	6,465	277,995
WebTrends Corp. (a)	2,800	42,350
Women.com Networks, Inc. (a)	7,900	2,963
WorldGate Communications, Inc. (a)	4,600	28,175
Worldwide Xceed Group, Inc. (a)	1,800	281
XCare.net, Inc.	5,620	38,286
Youbet.com, Inc. (a)	6,300	3,347
ZeroPlus.com, Inc. (a)	3,500	2,625
ZixIt Corp. (a)	1,200	9,862
		14,580,744
IT Consulting & Services - 1.2%
Acxiom Corp. (a)	14,660	408,648
Affiliated Computer Services, Inc. Class A (a)	8,900	559,721
American Management Systems, Inc. (a)	5,500	121,688
Analysts International Corp.	10,350	65,011
AnswerThink, Inc. (a)	5,010	33,504
Aztec Technology Partners, Inc. (a)	6,900	1,078
Bell & Howell Co. (a)	3,200	73,440
Bell Microproducts, Inc. (a)	4,400	61,600
BrightStar Information Technology Group, Inc. (a)	4,500	1,828
CACI International, Inc. Class A (a)	4,900	133,525
Cambridge Technology Partners, Inc. (a)	3,300	10,622
Carreker Corp. (a)	5,400	89,100
Ciber, Inc. (a)	4,200	27,678
Cognizant Technology Solutions Corp. Class A (a)	2,300	96,600
Competitive Technologies, Inc. (a)	4,100	31,939
Complete Business Solutions, Inc. (a)	2,432	24,168
Computer Horizons Corp. (a)	6,700	25,125
Computer Task Group, Inc.	700	4,200
Cotelligent, Inc. (a)	600	564
CSP, Inc.	3,800	15,438
Data Dimensions, Inc. (a)	6,700	3,141
ECCS, Inc. (a)	3,000	1,688
Elite Information Group, Inc. (a)	100	550
eLoyalty Corp.	5,300	18,219
Enherent Corp. (a)	8,200	3,588
Forrester Research, Inc. (a)	3,800	148,438
Gartner, Inc. Class B (a)	6,400	51,840
GRIC Communications, Inc. (a)	4,500	8,719
Inforte Corp.	2,860	24,846

	Shares	Value (Note 1)
Integral Systems, Inc. (a)	4,100	$ 66,625
Investment Technology Group, Inc. (a)	3,597	185,246
Keane, Inc. (a)	5,900	88,618
KPMG Consulting, Inc.	22,400	516,600
Lionbridge Technologies, Inc. (a)	7,700	46,200
Manchester Technologies, Inc. (a)	1,900	4,038
Manhattan Associates, Inc. (a)	2,800	80,675
marchFIRST, Inc. (a)	16,838	23,678
MedCom USA, Inc. (a)	11,300	4,944
Meta Group, Inc. (a)	7,300	32,850
Metro Information Services, Inc. (a)	600	4,725
Neomedia Technologies, Inc. (a)	5,500	26,813
Netguru, Inc. (a)	1,800	6,638
Netplex Group, Inc. (a)	3,800	594
Network Access Solutions Corp. (a)	3,800	4,394
New Horizons Worldwide, Inc. (a)	400	5,925
OAO Technology Solutions, Inc. (a)	4,000	5,875
Official Payments Corp. (a)	1,000	6,875
Perot Systems Corp. Class A (a)	8,100	103,680
Pfsweb, Inc. (a)	19,953	19,953
Pilot Network Services, Inc. (a)	3,500	5,031
PowerCerv Corp. (a)	4,700	1,616
Predictive Systems, Inc. (a)	7,500	21,563
Primix Solutions, Inc. (a)	2,700	5,316
Razorfish, Inc. Class A (a)	22,074	25,523
Renaissance Worldwide, Inc. (a)	4,200	4,463
Safeguard Scientifics, Inc. (a)	13,800	99,222
Savvis Communications Corp.	8,580	9,384
Scient Corp. (a)	9,400	27,613
StarTek, Inc. (a)	1,500	23,325
SunGard Data Systems, Inc. (a)	21,436	1,193,985
Superior Consultant Holdings Corp. (a)	2,800	11,200
Sykes Enterprises, Inc. (a)	4,700	21,591
Syntel, Inc. (a)	1,400	8,663
Tanning Technology Corp. (a)	11,600	64,525
Technology Solutions, Inc.	9,500	30,281
TekInsight.com, Inc. (a)	8,600	10,750
TenFold Corp. (a)	7,200	14,400
The Management Network Group, Inc. (a)	2,000	22,750
Tier Technologies, Inc. Class B (a)	5,700	54,506
Titan Corp. (a)	5,433	134,195
TSR, Inc. (a)	300	1,219
Tyler Technologies, Inc.	300	420
UBICS, Inc. (a)	4,000	8,000
Vestcom International, Inc. (a)	500	1,188
WidePoint Corp. (a)	5,600	1,050
Xpedior, Inc. (a)	4,000	2,750
Zamba Corp. (a)	2,200	5,844
		5,091,825
Office Electronics - 0.1%
Global Imaging Systems, Inc. (a)	300	1,556
IKON Office Solutions, Inc.	35,000	156,800
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Office Electronics - continued
Zebra Technologies Corp.:
Class A (a)	6,000	$ 270,375
Class B	270	12,167
		440,898
Semiconductor Equipment & Products - 2.9%
Actel Corp. (a)	3,100	62,775
ADE Corp. (a)	1,400	18,309
Advanced Power Technology, Inc.	2,800	34,300
Alliance Semiconductor Corp. (a)	9,600	118,200
Alpha Industries, Inc. (a)	5,400	87,075
Amkor Technology, Inc. (a)	25,000	407,813
Amtech Systems, Inc. (a)	4,800	33,600
Artisan Components, Inc. (a)	1,900	18,050
Atmel Corp. (a)	63,900	670,950
ATMI, Inc. (a)	3,500	58,844
Axcelis Technologies, Inc.	12,100	111,547
AXT, Inc. (a)	1,900	42,869
Blue Wave Systems, Inc. (a)	10,800	72,900
Brooks Automation, Inc. (a)	2,100	72,450
C-Cube Microsystems, Inc. (a)	3,900	31,566
C.P. Clare Corp. (a)	2,300	9,488
Cabot Microelectronics Corp.	3,177	192,407
California Micro Devices Corp. (a)	5,800	43,863
Catalyst Semiconductor, Inc. (a)	7,800	34,613
Celeritek, Inc. (a)	1,700	24,013
ChipPac, Inc.	16,100	64,400
Cirrus Logic, Inc. (a)	11,300	203,400
Credence Systems Corp. (a)	5,800	133,400
Cree, Inc. (a)	9,200	193,200
Cymer, Inc. (a)	3,100	66,263
Cypress Semiconductor Corp.	15,200	297,616
Dallas Semiconductor Corp.	11,200	312,480
Dense-Pac Microsystems, Inc (a)	7,600	15,200
Diodes, Inc. (a)	5,200	53,300
Dupont Photomasks, Inc. (a)	3,900	257,156
Elantec Semiconductor, Inc. (a)	2,500	49,531
Electroglas, Inc. (a)	7,400	108,688
EMCORE Corp. (a)	4,700	121,906
Entegris, Inc.	8,500	67,469
ESS Technology, Inc. (a)	10,200	68,850
Exar Corp. (a)	4,200	79,800
Fairchild Semiconductor International, Inc. Class A (a)	15,400	226,226
FEI Co. (a)	6,100	137,441
FSI International, Inc. (a)	9,403	76,987
General Semiconductor, Inc. (a)	11,900	106,505
Genus, Inc. (a)	5,200	15,438
GlobeSpan, Inc. (a)	9,900	198,000
Helix Technology, Inc.	3,100	73,625
Hi/fn, Inc. (a)	2,276	33,429
Hytek Microsystems, Inc. (a)	4,300	16,125

	Shares	Value (Note 1)
Ibis Technology Corp. (a)	1,100	$ 27,500
Ikos Systems, Inc. (a)	5,500	72,875
Insilicon Corp.	4,900	25,419
Integrated Circuit Systems, Inc.	7,200	116,100
Integrated Device Technology, Inc. (a)	14,137	409,089
Integrated Silicon Solution (a)	3,300	44,138
Integrated Telecom Express, Inc.	5,500	14,266
International Rectifier Corp. (a)	7,300	240,900
Intersil Holding Corp. Class A	5,515	102,028
IXYS Corp. (a)	4,900	62,475
Kulicke & Soffa Industries, Inc. (a)	4,000	46,000
LAM Research Corp. (a)	15,000	322,500
Lattice Semiconductor Corp. (a)	11,600	214,600
Logic Devices, Inc. (a)	9,600	12,600
LTX Corp. (a)	4,300	59,931
Mattson Technology, Inc. (a)	6,347	83,304
MEMC Electronic Materials, Inc. (a)	5,500	45,100
Micrel, Inc. (a)	13,800	388,125
Micro Component Technology, Inc. (a)	7,100	24,406
Micro Linear Corp. (a)	8,200	24,344
Microchip Technology, Inc. (a)	17,384	415,043
Microsemi Corp. (a)	3,900	109,688
Microtune, Inc.	3,700	36,306
MIPS Technologies, Inc. Class A (a)	4,300	142,169
MKS Instruments, Inc. (a)	11,009	192,658
NETsilicon, Inc. (a)	2,500	12,344
Novellus Systems, Inc. (a)	2,652	102,434
Oak Technology, Inc. (a)	5,148	26,223
Omnivision Technologies, Inc.	2,800	11,200
ON Semiconductor Corp.	11,500	69,000
Opti, Inc. (a)	3,000	12,000
Panda Project, Inc. (a)	100	3
Pericom Semiconductor Corp. (a)	3,200	38,400
Photon Dynamics, Inc. (a)	1,400	34,825
Photronics, Inc. (a)	3,335	105,053
Pixelworks, Inc.	6,300	88,594
PLX Technology, Inc. (a)	2,900	18,488
Power Integrations, Inc. (a)	7,400	117,013
PRI Automation, Inc. (a)	2,100	41,081
Quantum Corp. - Hard Disk Drive Group (a)	10,106	106,113
QuickLogic Corp. (a)	8,700	56,550
Rambus, Inc. (a)	13,600	518,500
Ramtron International Corp. (a)	5,160	29,993
RF Micro Devices, Inc. (a)	22,700	252,538
Rudolph Technologies, Inc. (a)	2,000	71,750
Sage, Inc. (a)	4,771	32,950
Satcon Technology Corp. (a)	3,300	35,475
Semitool, Inc. (a)	6,400	65,200
Semtech Corp. (a)	7,600	190,475
SEMX Corp. (a)	6,100	27,450
Sensar Corp. (a)	2,300	2,300
Silicon Image, Inc. (a)	6,000	23,250
Silicon Laboratories, Inc.	5,200	84,500
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Silicon Storage Technology, Inc. (a)	11,700	$ 117,000
Silicon Valley Group, Inc. (a)	7,400	197,488
Siliconix, Inc. (a)	6,600	204,806
SONICblue, Inc. (a)	8,368	53,346
Spectra Physics Lasers, Inc. (a)	2,900	55,100
SpeedFam-IPEC, Inc. (a)	5,642	43,020
Standard Microsystems Corp. (a)	5,500	86,281
Supertex, Inc. (a)	3,800	52,013
Tegal Corp. (a)	11,400	34,556
Therma-Wave, Inc.	4,170	45,609
Three-Five Systems, Inc. (a)	1,948	33,369
Transmeta Corp.	19,100	389,163
Transwitch Corp. (a)	10,950	219,684
Trident Microsystems, Inc. (a)	4,800	26,400
TriQuint Semiconductor, Inc. (a)	10,700	194,606
TTM Technologies, Inc.	5,575	39,025
Ultratech Stepper, Inc. (a)	6,400	155,600
Varian Semiconductor Equipment Associates, Inc. (a)	4,200	118,388
Virata Corp. (a)	6,900	69,863
White Electronic Designs Corp. (a)	7,500	50,156
Xicor, Inc. (a)	8,700	33,169
Zoran Corp. (a)	1,700	25,181
		12,771,156
Software - 5.3%
5B Technologies Corp. (a)	2,200	3,850
Acclaim Entertainment, Inc. (a)	12,600	16,144
ActionPoint, Inc. (a)	2,600	9,425
Activision, Inc. (a)	3,200	73,400
Actuate Software Corp. (a)	7,100	86,088
Adam.com, Inc. (a)	2,800	5,950
Adept Technology, Inc. (a)	1,300	19,825
Advantage Learning Systems, Inc. (a)	6,700	198,488
Advent Software, Inc. (a)	5,400	207,900
Agile Software Corp. (a)	6,400	139,600
ALPNET, Inc. (a)	7,800	6,338
Alysis Technologies, Inc. (a)	2,700	2,869
American Software, Inc. Class A (a)	11,800	21,388
Analytical Surveys, Inc. (a)	2,400	2,325
Ansoft Corp. (a)	400	4,225
Ansys, Inc. (a)	6,700	73,700
Applied Digital Solutions, Inc. (a)	19,050	32,742
Applied Microsystems Corp. (a)	2,700	11,813
Applix, Inc. (a)	3,500	13,563
AremisSoft Corp. (a)	7,600	188,100
ARI Network Services, Inc. (a)	2,800	3,150
Artificial Life, Inc. (a)	1,000	2,000
Artisoft, Inc. (a)	6,400	20,400
Ascendant Solutions, Inc. (a)	3,800	713
Aspen Technology, Inc. (a)	3,400	88,613
Avant! Corp. (a)	9,500	174,563

	Shares	Value (Note 1)
AvantGo, Inc.	4,600	$ 23,575
AVT Corp. (a)	11,400	58,781
AXS-One, Inc. (a)	6,000	4,380
Barra, Inc. (a)	4,950	217,181
Base Ten Systems, Inc. Class A (a)	160	16
Be, Inc. (a)	9,400	14,100
BEA Systems, Inc. (a)	36,400	1,396,850
BindView Development Corp. (a)	5,300	35,775
Bitstream, Inc. Class A (a)	8,100	15,188
Black Box Corp. (a)	3,700	152,163
Borland Software Corp. (a)	3,281	26,453
Bottomline Technologies, Inc. (a)	1,400	14,219
Brio Technology, Inc. (a)	10,600	83,144
Broadbase Software, Inc. (a)	5,900	20,650
BSQUARE Corp. (a)	1,900	18,050
Cadence Design Systems, Inc. (a)	39,044	989,765
Caldera Systems, Inc.	7,100	14,422
CAM Commerce Solutions, Inc. (a)	2,100	8,400
CareCentric, Inc. (a)	20	65
CareCentric, Inc. (restricted)	17	0
Catapult Communications Corp. (a)	4,700	79,313
CE Computer Equipment AG sponsored ADR (a)	1,576	12,017
Centura Software Corp. (a)	3,500	4,922
Cerner Corp. (a)	4,700	240,581
Chequemate International, Inc. (a)	2,400	624
Clarus Corp. (a)	6,600	46,200
Click2learn.com, Inc. (a)	3,900	12,431
Command Systems, Inc. (a)	500	2,469
Concero, Inc. (a)	1,800	4,388
Concord Communications, Inc. (a)	1,800	22,050
Concur Technologies, Inc. (a)	1,700	1,753
Convera Corp. Class A (a)	3,300	38,775
Corio, Inc.	6,200	16,663
Cornerstone Internet Solutions Co. (a)	8,300	519
Cray, Inc. (a)	23,700	54,806
Data Critical Corp. (a)	4,700	12,631
Datastream Systems, Inc. (a)	2,300	23,431
Datatec Systems, Inc. (a)	11,700	20,109
Datawatch Corp. (a)	7,500	6,094
Deltek Systems, Inc. (a)	5,200	24,375
Dendrite International, Inc. (a)	5,400	96,187
Direct Insite Corp.	800	200
DocuCorp International, Inc. (a)	180	563
Documentum, Inc. (a)	4,400	94,050
DST Systems, Inc. (a)	20,072	1,224,392
E.piphany, Inc. (a)	11,700	196,706
ebix.com, Inc. (a)	3,600	3,600
EBT International, Inc. (a)	7,900	19,750
Eclipsys Corp. (a)	4,110	86,824
Ecometry Corp. (a)	10,200	17,213
Electronic Arts, Inc. (a)	17,700	885,000
Embarcadero Technologies, Inc.	2,700	78,300
Enlighten Software Solutions, Inc. (a)	3,000	1,781
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Entrust Technologies, Inc. (a)	7,400	$ 59,431
Envision Development Corp. (a)	1,700	170
Epicor Software Corp. (a)	6,635	13,063
ePresence, Inc. (a)	6,000	44,250
ESPS, Inc. (a)	6,200	16,275
Evans & Sutherland Computer Corp. (a)	600	4,425
Evolving Systems, Inc. (a)	2,100	6,563
Exchange Applications, Inc. (a)	14,500	33,078
Fair, Isaac & Co., Inc.	300	18,540
FileNET Corp. (a)	3,400	74,800
Firstwave Technologies, Inc. (a)	3,600	6,075
Fonix corp (a)	23,800	13,209
Fortel, Inc. (a)	9,900	3,713
Frontstep, Inc. (a)	2,600	11,700
General Magic, Inc. (a)	6,600	10,106
Gensym Corp. (a)	4,300	4,031
Geoworks Corp. (a)	1,600	3,400
Gerber Scientific, Inc.	900	6,309
GraphOn Corp. (a)	7,300	14,828
Great Plains Software, Inc. (a)	4,100	264,706
H.T.E., Inc. (a)	7,500	15,469
Health Management Systems, Inc. (a)	6,600	8,663
HealthCentral.com (a)	5,700	2,316
HNC Software, Inc.	3,400	79,263
Hyperion Solutions Corp. (a)	2,790	47,779
i2 Technologies, Inc. (a)	60,290	1,620,294
IDX Systems Corp. (a)	6,100	117,425
ImageX.com, Inc. (a)	4,700	9,400
ImaginOn, Inc. (a)	20,000	1,300
Imation Corp. (a)	5,700	125,970
IMR Global Corp. (a)	2,050	13,005
Indus International, Inc. (a)	4,400	17,600
Industri-Matematik International Corp. (a)	5,900	10,878
Inet Technologies, Inc. (a)	8,000	120,500
Infinium Software, Inc. (a)	3,400	6,481
InfoCure Corp. (a)	10,500	42,656
Infogrames, Inc. (a)	10,200	76,819
Informatica Corp. (a)	11,200	267,400
Information Architects Corp. (a)	8,800	16,500
Information Management Association, Inc. (a)	3,900	4
Informax, Inc.	2,600	26,000
Informix Corp. (a)	28,970	206,411
Ingenuus Corp. (a)	7,600	1,425
Inktomi Corp. (a)	16,300	184,394
Innoveda, Inc. (a)	6,700	25,963
insci-statements.com Corp. (a)	7,200	3,600
InteliData Technologies Corp. (a)	3,900	13,772
IntelliCorp, Inc. (a)	7,700	9,625
Interact Commerce Corp. (a)	1,400	11,025

	Shares	Value (Note 1)
Interactive Intelligence, Inc. (a)	3,000	$ 69,000
Intertrust Technologies Corp. (a)	15,400	61,119
InterVoice-Brite, Inc. (a)	7,496	63,716
Intrusion.com, Inc. (a)	6,700	29,313
J.D. Edwards & Co. (a)	14,200	147,325
Jack Henry & Associates, Inc.	7,400	338,088
JDA Software Group, Inc. (a)	4,400	57,200
Kronos, Inc. (a)	3,400	109,013
Latitude Communications, Inc. (a)	8,100	25,566
LeadingSide, Inc. (a)	2,700	432
Legato Systems, Inc. (a)	9,052	115,413
Level 8 Systems, Inc. (a)	8,282	38,304
Liberate Technologies (a)	11,900	112,306
Lightbridge, Inc. (a)	13,520	160,550
Lightspan, Inc.	7,090	15,288
Logility, Inc. (a)	1,700	4,675
Macromedia, Inc. (a)	8,500	249,156
Manugistics Group, Inc. (a)	7,800	241,800
Mapics, Inc. (a)	9,000	45,000
MapInfo Corp. (a)	3,875	107,773
Mentor Graphics Corp. (a)	8,700	213,150
Mercator Software, Inc. (a)	14,200	98,956
MetaSolv, Inc. (a)	3,500	59,500
Micromuse, Inc. (a)	9,800	402,413
MICROS Systems, Inc. (a)	4,900	87,894
MicroStrategy, Inc. Class A (a)	2,800	25,113
Microware Systems Corp. (a)	5,900	4,609
MSC Software Corp. (a)	100	950
MyTurn.com, Inc. (a)	9,000	1,969
National Instrument Corp. (a)	9,325	453,428
NEON Systems, Inc. (a)	1,200	8,138
NetIQ Corp. (a)	5,282	166,383
NetManage, Inc. (a)	9,427	11,784
NetScout Systems, Inc. (a)	6,000	43,500
Netsol International, Inc. (a)	4,400	17,600
NetSpeak Corp. (a)	6,300	9,056
Network-1 Security Solutions, Inc. (a)	2,300	7,188
Networks Associates, Inc. (a)	16,418	106,204
New Era of Networks, Inc. (a)	3,300	24,441
Novadigm, Inc. (a)	5,000	26,250
Nuance Communications, Inc.	4,200	96,600
Numerical Technologies, Inc.	2,700	41,681
NVIDIA Corp. (a)	8,500	379,844
NYFIX, Inc. (a)	5,625	139,219
Omtool Ltd. (a)	700	919
ON Technology Corp. (a)	4,000	4,125
Ontrack Data International, Inc. (a)	4,600	34,213
ONYX Software Corp. (a)	4,200	45,675
Opnet Technologies, Inc.	2,300	40,250
Optika, Inc. (a)	5,100	6,056
PASW, Inc. (a)	3,300	2,475
Peerless Systems Corp. (a)	6,900	5,175
Pegasystems, Inc. (a)	1,000	4,594
Peregrine Systems, Inc. (a)	18,950	466,644
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Pervasive Software, Inc. (a)	4,000	$ 6,000
Phoenix Technologies Ltd. (a)	7,990	138,826
PlanetCAD, Inc. (a)	4,900	3,920
Portal Software, Inc. (a)	30,000	214,688
Progress Software Corp. (a)	9,400	138,063
Project Software & Development, Inc. (a)	2,500	38,438
Pumatech, Inc. (a)	4,300	23,784
QAD, Inc. (a)	3,600	10,800
QRS Corp. (a)	3,750	33,281
Quadramed Corp. (a)	5,700	14,784
Quest Software, Inc. (a)	14,000	362,250
Radiant Systems, Inc. (a)	5,100	96,581
RadiSys Corp. (a)	2,253	49,566
Rational Software Corp. (a)	28,400	992,225
RAVISENT Technologies, Inc. (a)	3,800	8,313
Red Hat, Inc. (a)	20,300	130,681
Registry Magic, Inc. (a)	1,000	2,625
Remedy Corp. (a)	2,800	68,075
Resonate, Inc.	3,600	13,950
Rogue Wave Software, Inc. (a)	8,300	36,313
Ross Systems, Inc. (a)	11,900	4,834
RSA Security, Inc. (a)	4,900	232,750
SafeNet, Inc. (a)	2,200	100,375
SAFLINK Corp. (a)	7,100	6,213
Sagent Technology, Inc. (a)	3,500	10,500
Sanchez Computer Associates, Inc. (a)	3,100	30,613
Santa Cruz Operation, Inc. (a)	14,600	21,900
ScanSoft, Inc. (a)	9,048	9,613
SeaChange International, Inc. (a)	4,450	62,300
Secure Computing Corp. (a)	3,900	42,900
Segue Software, Inc. (a)	2,900	19,938
SERENA Software, Inc. (a)	5,500	93,844
SignalSoft Corp.	3,100	24,025
Smith Micro Software, Inc. (a)	1,800	3,263
Sonic Foundry, Inc. (a)	1,400	2,800
SpeechWorks International, Inc.	3,900	64,106
SPSS, Inc. (a)	8,229	167,666
SS&C Technologies, Inc. (a)	600	3,206
StarBase Corp. (a)	3,100	10,075
Structural Dynamics Research Corp. (a)	7,600	100,700
Sybase, Inc. (a)	16,500	323,813
Symantec Corp. (a)	10,790	491,619
Synopsys, Inc. (a)	8,365	454,324
Systems & Computer Technology Corp. (a)	9,500	114,594
T-HQ, Inc. (a)	2,600	72,638
T/R Systems, Inc. (a)	7,700	35,131
Take-Two Interactive Software, Inc. (a)	8,600	98,900
Talarian Corp.	5,600	19,600
TALX Corp.	4,860	105,098
Tangram Enterprise Solutions, Inc. (a)	2,900	2,538

	Shares	Value (Note 1)
TCSI Corp. (a)	8,600	$ 10,750
Telynx, Inc. (a)	11,500	265
The 3DO Co. (a)	17,200	29,563
TIBCO Software, Inc. (a)	28,900	390,150
Timberline Software Corp.	2,800	9,100
Transaction Systems Architects, Inc. Class A (a)	2,300	21,563
Tricord Systems, Inc. (a)	5,400	48,769
Troy Group, Inc. (a)	2,300	10,494
Ulticom, Inc.	4,500	110,813
Ultimate Software Group, Inc. (a)	2,500	11,094
Unicomp, Inc. (a)	4,400	2,475
Unigraphics Solutions, Inc. Class A (a)	700	16,100
USDATA Corp. (a)	1,100	825
V-One Corp. (a)	6,600	16,500
VA Linux Systems, Inc. (a)	5,845	24,476
Vastera, Inc.	5,400	78,638
Verity, Inc. (a)	3,900	103,106
Versant Corp. (a)	3,300	8,456
Versata, Inc.	3,700	13,181
Vertel Corp. (a)	3,600	7,087
Vertex Interactive, Inc. (a)	6,800	40,800
Viewpoint Corp. (a)	2,500	12,266
Visual Networks, Inc. (a)	21,500	80,625
Vizacom, Inc. (a)	5,000	1,719
Voxware, Inc. (a)	6,500	5,078
Walker Interactive Systems, Inc. (a)	5,100	7,331
Wave Systems Corp. Class A (a)	4,700	23,500
Wind River Systems, Inc. (a)	11,820	277,770
Witness Systems, Inc.	4,110	48,806
		23,071,047
TOTAL INFORMATION TECHNOLOGY		88,921,518
MATERIALS - 2.9%
Chemicals - 1.3%
A. Schulman, Inc.	12,900	155,606
Airgas, Inc. (a)	4,300	34,873
Albemarle Corp.	3,840	91,584
Altair International, Inc. (a)	16,100	35,219
Arch Chemicals, Inc.	2,750	54,863
Cabot Corp.	13,800	473,202
Calgon Carbon Corp.	1,300	8,970
Cambrex Corp.	1,400	58,394
ChemFirst, Inc.	700	17,500
Crompton Corp.	10,495	124,891
Cytec Industries, Inc. (a)	8,800	295,240
Eco Soil Systems, Inc. (a)	500	391
Ethyl Corp.	1,200	1,932
Ferro Corp.	9,300	218,457
General Chemical Group, Inc. (a)	1,000	870
Georgia Gulf Corp.	10,100	174,932
H.B. Fuller Co.	4,500	186,188
Hauser, Inc. (a)	25	11
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Hawkins Chemicals, Inc.	100	$ 975
IMC Global, Inc.	24,680	339,350
International Specialty Products, Inc. (a)	3,500	26,600
LESCO, Inc.	1,700	23,588
Lubrizol Corp.	12,000	387,240
Lyondell Chemical Co.	23,700	379,200
MacDermid, Inc.	2,400	45,168
Material Sciences Corp. (a)	600	5,280
Millennium Chemicals, Inc.	12,800	229,120
Minerals Technologies, Inc.	4,100	155,021
Mississippi Chemical Corp. (a)	800	3,560
Monsanto Co.	5,200	166,400
NL Industries, Inc.	4,000	79,000
Olin Corp.	9,100	188,825
OM Group, Inc.	5,200	263,640
PolyOne Corp.	6,100	52,460
RPM, Inc.	26,925	248,249
Solutia, Inc.	22,900	307,318
Southwall Technologies, Inc. (a)	7,100	19,525
Spartech Corp.	2,200	35,200
Stepan Co.	300	6,735
Symyx Technologies, Inc. (a)	3,100	85,638
Terra Industries, Inc. (a)	1,900	6,536
The Scotts Co. Class A (a)	6,900	284,625
Valhi, Inc.	10,500	110,145
Valspar Corp.	8,900	291,475
WD-4O Co.	700	14,175
Zoltek Companies, Inc. (a)	2,700	14,006
		5,702,177
Construction Materials - 0.3%
Amcol International Corp.	1,150	4,083
Ameron International Corp.	100	4,621
Centex Construction Products, Inc.	900	26,415
Continental Materials Corp. (a)	500	7,805
Florida Rock Industries, Inc.	3,100	127,255
Huttig Building Products, Inc. (a)	7,400	35,520
Lafarge Corp.	15,900	484,950
Martin Marietta Materials, Inc.	9,900	454,905
Texas Industries, Inc.	6,800	191,896
		1,337,450
Containers & Packaging - 0.4%
Alltrista Corp. (a)	100	1,375
Caraustar Industries, Inc.	8,900	80,100
Chesapeake Corp.	6,900	178,020
EarthShell Corp. (a)	24,700	33,191
Gaylord Container Corp. Class A (a)	1,700	1,972
Graphic Packaging International Corp. (a)	900	1,575
Greif Brothers Corp. Class A	900	24,300
Ivex Packaging Corp. (a)	7,700	100,100

	Shares	Value (Note 1)
Longview Fibre Co.	1,800	$ 22,842
Myers Industries, Inc.	605	7,563
Packaging Corp. of America	21,000	304,500
Rock-Tenn Co. Class A	700	5,453
Silgan Holdings, Inc. (a)	500	5,719
Smurfit-Stone Container Corp. (a)	38,600	557,288
Sonoco Products Co.	20,150	447,733
Tuscarora Plastics, Inc.	100	2,138
Viskase Companies, Inc. (a)	100	175
		1,774,044
Metals & Mining - 0.6%
A.M. Castle & Co.	400	3,896
AK Steel Holding Corp.	23,240	221,477
Alyn Corp. (a)	100	0
Arch Coal, Inc.	1,300	30,615
Birmingham Steel Corp. (a)	3,300	4,785
Brush Engineered Materials, Inc.	600	12,630
Carbide/Graphite Group, Inc. (a)	2,600	3,575
Carpenter Technology Corp.	6,400	177,280
Century Aluminum Co.	2,000	27,375
Cleveland-Cliffs, Inc.	7,400	132,830
Coeur d'Alene Mines Corp. (a)	10,500	16,800
Commercial Metals Co.	700	17,899
Commonwealth Industries, Inc.	2,300	11,788
CONSOL Energy, Inc.	15,600	468,000
Echo Bay Mines Ltd. (a)	6,800	5,888
Gibraltar Steel Corp.	300	4,406
Hecla Mining Co. (a)	10,800	10,584
IMCO Recycling, Inc.	500	2,515
Kaiser Aluminum Corp. (a)	2,400	8,520
LTV Corp.	30,000	5,850
MAXXAM, Inc. (a)	200	3,190
Meridian Gold, Inc. (a)	7,100	49,456
Metal Management, Inc. (a)	9,800	441
Metals USA, Inc.	1,200	3,720
National Steel Corp. Class B	1,400	2,800
Newmont Mining Corp.	6,027	101,555
NN, Inc.	200	1,469
Northwest Pipe Co. (a)	400	4,700
NS Group, Inc. (a)	700	7,483
Olympic Steel, Inc. (a)	500	1,313
Oregon Steel Mills, Inc.	1,000	3,980
Quanex Corp.	600	10,800
Roanoke Electric Steel Corp.	350	3,806
Rock of Ages Corp. Class A (a)	600	3,000
Rouge Industries, Inc. Class A	500	1,105
RTI International Metals, Inc. (a)	2,400	38,640
Ryerson Tull, Inc.	764	7,930
Schnitzer Steel Industries, Inc. Class A	100	1,306
Shaw Group (a)	4,800	241,488
Shiloh Industries, Inc. (a)	400	1,875
Special Metals Corp. (a)	200	475
Steel Dynamics, Inc. (a)	13,900	172,881
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Steel Technologies, Inc.	4,900	$ 30,319
Stillwater Mining Co. (a)	5,250	174,773
Titanium Metals Corp. (a)	2,900	24,679
Tremont Corp.	200	6,700
UCAR International, Inc. (a)	11,800	153,400
USEC, Inc.	30,500	192,150
Weirton Steel Corp. (a)	9,000	9,720
WHX Corp. (a)	3,100	4,898
Wolverine Tube, Inc. (a)	2,100	27,111
		2,453,876
Paper & Forest Products - 0.3%
Bowater, Inc.	6,700	337,211
Buckeye Technologies, Inc. (a)	1,000	12,320
Georgia-Pacific Group - Timber Group	14,700	466,431
P.H. Glatfelter Co.	1,300	15,587
Plum Creek Timber Co., Inc.	10,000	259,300
Pope & Talbot, Inc.	400	5,540
Rayonier, Inc.	6,800	285,872
U.S. Timberlands Co. LP	6,000	46,500
Wausau-Mosinee Paper Corp.	1,840	20,866
		1,449,627
TOTAL MATERIALS		12,717,174
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 1.9%
Adelphia Business Solution, Inc. Class A (a)	13,500	78,891
Alaska Communication Systems Group, Inc. (a)	4,300	29,294
Allegiance Telecom, Inc. (a)	14,850	300,713
Allied Riser Communications Corp. (a)	10,700	25,747
Arguss Communications, Inc. (a)	7,200	53,856
At Home Corp. Series A (a)	53,090	308,586
Atlantic Tele-Network, Inc.	440	4,849
BroadWing, Inc. (a)	34,856	819,813
Choice One Communications, Inc.	4,170	35,184
Commonwealth Telephone Enterprises, Inc. (a)	4,200	142,800
Convergent Communications, Inc. (a)	6,700	2,303
Covad Communications Group, Inc. (a)	21,350	38,030
CTC Communications Group, Inc. (a)	9,200	75,900
Cypress Communications, Inc.	8,050	7,798
Dial-Through International Corp. (a)	4,800	7,350
DSET Corp. (a)	8,400	20,475
e.spire Communications, Inc. (a)	4,600	3,019
eGlobe, Inc. (a)	1,404	105
eLECTRIC Communications Corp. (a)	14,200	10,650
Electric Lightwave, Inc. Class A (a)	3,600	13,725
eShare Technologies, Inc. (a)	2,700	2,869
Focal Communications Corp. (a)	13,400	171,688

	Shares	Value (Note 1)
General Communications, Inc. Class A (a)	15,000	$ 120,938
Global TeleSystems, Inc. (a)	25,100	30,622
I-Link Corp. (a)	5,500	4,125
IDT Corp. (a)	3,700	83,250
Illuminet Holdings, Inc. (a)	7,500	194,063
Infonet Services Corp. Class B (a)	47,500	250,325
Intercontinental Telecom Corp. warrants 4/30/02 (a)	110	0
Intermedia Communications, Inc. (a)	7,000	110,688
ITC DeltaCom, Inc.	16,100	112,197
Level 3 Communications, Inc. (a)	55,500	1,404,844
Lexent, Inc.	4,700	32,900
McLeodUSA, Inc. Class A (a)	94,118	1,235,299
Metromedia Fiber Network, Inc. Class A (a)	68,584	651,548
Mpower Communications Corp. (a)	8,000	35,000
NEON Communications, Inc. (a)	7,200	38,025
Net2000 Communications, Inc.	8,600	22,575
Network Plus Corp. (a)	9,800	42,263
North Pittsburgh Systems, Inc.	500	5,438
NTELOS, Inc.	1,800	28,913
OpticNet, Inc. (a)	1,100	1
Pac-West Telecomm, Inc. (a)	7,320	31,339
Pacific Gateway Exchange, Inc. (a)	10,800	335
Primus Telecommunications Group, Inc. (a)	6,261	18,587
PTEK Holdings, Inc. (a)	13,133	29,139
Quentra Networks, Inc. (a)	4,305	409
RCN Corp.	16,100	148,925
SCC Communications Corp. (a)	5,700	44,531
STAR Telecommunications, Inc. (a)	24,715	6,179
Startec Global Communications Corp. (a)	3,600	4,950
TALK.com, Inc. (a)	14,700	21,591
Teligent, Inc. Class A (a)	5,500	7,906
Time Warner Telecom, Inc. Class A (a)	5,900	381,656
U.S. LEC Corp. Class A (a)	6,100	52,613
USN Communications, Inc. (a)	700	4
Vialog Corp. (a)	6,700	41,540
Viatel, Inc. (a)	6,890	13,780
Western Multiplex Corp. Class A	6,900	68,138
Williams Communications Group, Inc. (a)	8,800	109,648
WinStar Communications, Inc. (a)	12,400	156,550
WorldPort Communications, Inc. (a)	13,900	39,963
WorldQuest Networks, Inc.	1,860	4,534
XETA Technologies, Inc. (a)	3,400	24,438
XO Communications, Inc. Class A (a)	37,648	560,014
		8,323,428
Wireless Telecommunication Services - 2.2%
@Track Communications, Inc. (a)	5,800	2,538
Advanced Radio Telecom Corp. (a)	12,500	18,750
Aether Systems, Inc. (a)	5,000	128,750
AirGate PCS, Inc. (a)	1,600	70,600
Alamosa Holdings, Inc.	5,870	61,635
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
American Tower Corp. Class A (a)	26,220	$ 758,807
Aquis Communication Group, Inc. (a)	8,500	1,615
Arch Wireless, Inc. (a)	5,133	4,491
At Road, Inc.	13,900	41,700
Boston Communications Group, Inc. (a)	3,800	25,294
Centennial Communications Corp. Class A (a)	10,400	202,150
Crown Castle International Corp. (a)	29,800	748,725
DDi Corp.	6,800	144,925
Dobson Communications Corp. Class A	15,620	289,946
EMS Technologies, Inc. (a)	4,100	63,806
i3 Mobile, Inc.	9,600	18,000
LCC International, Inc. (a)	1,900	17,100
Leap Wireless International, Inc. (a)	2,750	84,047
Metricom, Inc. (a)	3,800	17,338
Metro One Telecommunications, Inc. (a)	4,800	110,400
Metrocall, Inc. (a)	6,100	3,241
Motient Corp. (a)	3,900	14,381
Nextel Partners, Inc. Class A	25,500	495,656
o2wireless Solutions, Inc.	3,000	16,688
OmniSky Corp.	10,535	26,831
PanAmSat Corp. (a)	5,600	214,200
Powertel, Inc. (a)	4,900	288,794
Price Communications Corp. (a)	9,715	179,242
Rural Cellular Corp. Class A (a)	2,500	94,688
Telaxis Communications Corp.	9,620	15,031
TeleCorp PCS, Inc. Class A (a)	27,204	581,486
Telephone & Data Systems, Inc.	9,800	915,810
Triton PCS Holdings, Inc. Class A (a)	6,500	226,281
Ubiquitel, Inc.	8,200	55,350
United States Cellular Corp. (a)	13,600	806,208
VoiceStream Wireless Corp. (a)	24,475	2,325,126
Vyyo, Inc.	3,800	29,213
WebLink Wireless, Inc. Class A (a)	12,800	8,000
Western Wireless Corp. Class A (a)	10,700	451,406
Wireless Facilities, Inc. (a)	5,000	67,500
Z-Tel Technologies, Inc. (a)	13,100	63,863
		9,689,612
TOTAL TELECOMMUNICATION SERVICES		18,013,040
UTILITIES - 3.5%
Electric Utilities - 2.1%
Allete	5,500	129,250
Alliant Energy Corp.	16,739	552,387
Bangor Hydro-Electric Co.	3,000	77,460
Black Hills Corp.	650	25,591
Central Vermont Public Service Corp.	5,400	85,320
CH Energy Group, Inc.	500	22,000
Cleco Corp.	6,400	290,496
Conectiv, Inc.	16,700	372,410

	Shares	Value (Note 1)
DPL, Inc.	16,133	$ 463,017
DQE, Inc.	11,600	376,420
El Paso Electric Co. (a)	7,900	100,725
Empire District Electric Co.	7,800	156,702
Energy East Corp.	20,564	386,603
Hawaiian Electric Industries, Inc.	7,200	264,600
IDACORP, Inc.	5,100	187,680
IPALCO Enterprises, Inc.	7,800	187,980
Kansas City Power & Light Co.	8,400	219,324
Madison Gas & Electric Co.	500	11,406
Mirant Corp.	54,500	1,362,500
Montana Power Co.	14,000	252,700
Northeast Utilities	21,200	432,480
NRG Energy, Inc.	7,100	196,670
NSTAR Companies	8,924	362,761
OGE Energy Corp.	15,600	362,232
Orion Power Holdings, Inc.	13,600	339,320
Otter Tail Power Co.	200	5,000
Potomac Electric Power Co.	19,100	427,840
Public Service Co. of New Mexico	5,400	138,672
Puget Energy, Inc.	12,500	297,250
RGS Energy Group, Inc.	7,000	255,080
TECO Energy, Inc.	20,500	598,395
UIL Holdings Corp.	600	29,172
Unisource Energy Corp.	2,800	54,180
Wisconsin Energy Corp.	16,500	364,980
WPS Resources Corp.	800	28,240
		9,416,843
Gas Utilities - 0.5%
AGL Resources, Inc.	12,200	263,886
Atmos Energy Corp.	1,000	23,300
Cascade Natural Gas Corp.	100	1,915
Energen Corp.	900	25,173
Laclede Gas Co.	500	11,925
MCN Energy Group, Inc.	18,900	447,363
Midcoast Energy Resources, Inc.	1,300	31,525
National Fuel Gas Co.	7,800	404,040
New Jersey Resources Corp.	900	34,434
Northwest Natural Gas Co.	5,000	122,250
NUI Corp.	100	2,755
Piedmont Natural Gas Co., Inc.	9,000	288,630
SEMCO Energy, Inc.	105	1,510
South Jersey Industries, Inc.	300	9,600
Southern Union Co.	2,508	54,549
Southwest Gas Corp.	3,100	64,790
Southwestern Energy Co.	800	8,320
UGI Corp.	2,600	63,622
WGL Holdings, Inc.	11,800	323,084
		2,182,671
Multi-Utilities - 0.6%
Avista Corp.	4,700	74,025
MDU Resources Group, Inc.	13,550	383,465
NewPower Holdings, Inc.	16,600	103,750
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Multi-Utilities - continued
Northwestern Corp.	800	$ 19,360
Questar Corp.	16,500	452,100
SCANA Corp.	19,535	531,547
Sierra Pacific Resources	11,754	162,910
Utilicorp United, Inc.	17,150	508,498
Vectren Corp.	2,732	62,126
Western Resources, Inc.	9,400	232,556
		2,530,337
Water Utilities - 0.3%
American States Water Co.	5,600	171,360
American Water Works, Inc.	18,800	521,324
Azurix Corp. (a)	27,100	226,556
Philadelphia Suburban Corp.	5,595	128,685
Southwest Water Co.	9,125	118,625
		1,166,550
TOTAL UTILITIES		15,296,401
TOTAL COMMON STOCKS (Cost $556,848,494)		426,408,172
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate - 0.0%
Criimi Mae, Inc. Series G, $1.50	135	1,261
Kimco Realty Corp. Series D, $1.875	108	2,787
Prime Retail, Inc. Series B, $2.125 (a)	60	273
		4,321
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Mediq, Inc. Series A, $1.30 (a)	7	0
TOTAL PREFERRED STOCKS (Cost $5,105)		4,321
Corporate Bonds - 0.0%
Moody's Ratings (unaudited)		Principal Amount	Value (Note 1)
Convertible Bonds - 0.0%
FINANCIALS - 0.0%
Real Estate - 0.0%
Excel Legacy Corp. 9% 11/4/04	-	$ 2,000	1,690
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Real Estate - 0.0%
Excel Legacy Corp. 10% 11/4/04	-	1,000	$ 855
TOTAL CORPORATE BONDS (Cost $2,646)			2,545
U.S. Treasury Obligations - 1.7%

U.S. Treasury Bills, yield at date of purchase 4.76% to 5.29% 3/1/01 to 5/10/01 (c) (Cost $7,317,753)		7,345,000	7,319,523
Cash Equivalents - 13.4%
Shares
Bankers Trust Institutional Daily Assets Fund, 5.67% (b) (Cost $58,657,767)	58,657,767	58,657,767
TOTAL INVESTMENT PORTFOLIO - 112.6% (Cost $622,831,765)	492,392,328
NET OTHER ASSETS - (12.6)%	(55,181,544)
NET ASSETS - 100%	$ 437,210,784
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
12 Nasdaq 100 Index Contracts	March 2001	$ 2,295,600	$ (295,923)
30 Russell 2000 Index Contracts	March 2001	7,128,000	(46,148)
10 S&P 400 Midcap Index Contracts	March 2001	2,490,500	(22,685)
		$ 11,914,100	$ (364,756)

The face value of futures purchased as a percentage of net assets - 2.7%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized daily yield of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,111,132.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $383,623,901 and $214,534,209, respectively.
The market value of futures contracts opened and closed during the period amounted to $386,995,387 and $379,245,675, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $111,304 for the period.

The fund participated in the security lending program during the period. At period end the fund received as collateral U.S. Treasury obligations valued at $633,980.
Income Tax Information

At February 28, 2001, the aggregate cost of investment securities for income tax purposes was $629,338,803. Net unrealized depreciation aggregated $136,946,475, of which $74,537,171 related to appreciated investment securities and $211,483,646 related to depreciated investment securities.

The fund hereby designates approximately $10,584,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2001
Assets
Investment in securities, at value (including securities loaned of $54,605,725) (cost $622,831,765) - See accompanying schedule		$ 492,392,328
Cash		1,148
Receivable for investments sold		4,593,660
Receivable for fund shares sold		1,172,206
Dividends receivable		235,910
Redemption fees receivable		131
Other receivables		58,821
Total assets		498,454,204
Liabilities
Payable for investments purchased	$ 1,526,846
Payable for fund shares redeemed	785,814
Accrued management fee	6,007
Payable for daily variation on futures contracts	130,892
Other payables and accrued expenses	136,094
Collateral on securities loaned, at value	58,657,767
Total liabilities		61,243,420
Net Assets		$ 437,210,784
Net Assets consist of:
Paid in capital		$ 564,086,965
Undistributed net investment income		1,161,153
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,766,859
Net unrealized appreciation (depreciation) on investments		(130,804,193)
Net Assets, for 17,651,099 shares outstanding		$ 437,210,784
Net Asset Value, offering price and redemption price per share ($437,210,784 ÷ 17,651,099 shares)		$24.77

Statement of Operations

	Year ended February 28, 2001
Investment Income Dividends		$ 4,348,573
Interest		604,654
Security lending		588,377
Total income		5,541,604
Expenses
Management fee and sub-advisory fees	$ 1,184,568
Transfer agent fees	667,543
Accounting and security lending fees	183,449
Non-interested trustees' compensation	1,676
Registration fees	110,107
Audit	27,968
Legal	1,623
Miscellaneous	3,978
Total expenses before reductions	2,180,912
Expense reductions	(971,637)	1,209,275
Net investment income		4,332,329
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	29,114,398
Foreign currency transactions	891
Futures contracts	(6,419,114)	22,696,175
Change in net unrealized appreciation (depreciation) on:
Investment securities	(214,848,982)
Futures contracts	(964,323)	(215,813,305)
Net gain (loss)		(193,117,130)
Net increase (decrease) in net assets resulting from operations		$ (188,784,801)
Other Information Expense reductions FMR Reimbursement		$ 946,059
Custodian credits		10,897
Transfer agent credits		14,681
		$ 971,637

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Extended Market Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended February 28, 2001	Year ended February 29, 2000
Operations Net investment income	$ 4,332,329	$ 1,972,267
Net realized gain (loss)	22,696,175	10,426,981
Change in net unrealized appreciation (depreciation)	(215,813,305)	87,157,186
Net increase (decrease) in net assets resulting from operations	(188,784,801)	99,556,434
Distributions to shareholders From net investment income	(3,540,957)	(1,479,202)
From net realized gain	(27,401,141)	(4,334,759)
Total distributions	(30,942,098)	(5,813,961)
Share transactions Net proceeds from sales of shares	377,181,582	351,204,809
Reinvestment of distributions	29,506,940	5,500,037
Cost of shares redeemed	(208,860,641)	(54,328,544)
Net increase (decrease) in net assets resulting from share transactions	197,827,881	302,376,302
Trading fees	328,186	188,143
Total increase (decrease) in net assets	(21,570,832)	396,306,918
Net Assets
Beginning of period	458,781,616	62,474,698
End of period (including undistributed net investment income of $1,161,153 and $615,835, respectively)	$ 437,210,784	$ 458,781,616
Other Information Shares
Sold	11,534,978	11,106,135
Issued in reinvestment of distributions	1,044,349	186,148
Redeemed	(6,844,579)	(1,809,769)
Net increase (decrease)	5,734,748	9,482,514

Financial Highlights

Years ended February 28,	2001	2000 H	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 38.50	$ 25.67	$ 26.77	$ 25.00
Income from Investment Operations
Net investment income D	.27	.37	.32	.11
Net realized and unrealized gain (loss)	(12.10)	13.78	(.92)	1.43
Total from investment operations	(11.83)	14.15	(.60)	1.54
Less Distributions
From net investment income	(.21)	(.24)	(.22)	(.07)
From net realized gain	(1.71)	(1.12)	(.52)	-
Total distributions	(1.92)	(1.36)	(.74)	(.07)
Trading fees added to paid in capital	.02	.04	.24	.30
Net asset value, end of period	$ 24.77	$ 38.50	$ 25.67	$ 26.77
Total Return B, C	(31.29)%	57.35%	(1.33)%	7.39%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 437,211	$ 458,782	$ 62,475	$ 35,255
Ratio of expenses to average net assets	.25% F	.27% F	.31% F	.26% A, F
Ratio of expenses to average net assets after expense reductions	.24% G	.27%	.31%	.26% A
Ratio of net investment income to average net assets	.88%	1.24%	1.25%	1.44% A
Portfolio turnover rate	45%	33%	29%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 5, 1997 (commencement of operations) to February 28, 1998.

F FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

H For the year ended February 29

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended February 28, 2001	Past 1 year	Life of fund
Spartan International Index	-18.04%	23.03%
MSCI EAFE®	-17.24%	20.33%
International Funds Average	-21.17%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on November 5, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE ®) Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of February 28, 2001, the index included over 910 equity securities of companies domiciled in 20 countries. To measure how the fund's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 700 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended February 28, 2001	Past 1 year	Life of fund
Spartan International Index	-18.04%	6.45%
MSCI EAFE	-17.24%	5.74%
International Funds Average	-21.17%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Spartan International Index Fund on November 5, 1997, when the fund started. As the chart shows, by February 28, 2001, the value of the investment would have been $12,303 - a 23.03% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,033 - a 20.33% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Spartan International Index Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with James Creighton, who oversees the Spartan International Index Fund's investment management personnel as Managing Director for Bankers Trust, sub-adviser of the fund *

Q. How did the fund perform, Jim?

A. For the 12 months that ended February 28, 2001, the fund returned -18.04%. In comparison, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE®) Index returned -17.24%, while the international funds average tracked by Lipper Inc. returned -21.17%.

Q. How would you characterize the overall environment for foreign equity markets during the past 12 months?

A. Foreign markets were hit hard by many of the same issues the U.S. market faced during the period, including the precipitous fall-off in technology, media and telecommunications (TMT) stocks and a widespread erosion in corporate earnings. In Europe, these troubles were exacerbated by the continued weakness of the euro and peaking oil prices. As a result, European investors - much like their U.S. brethren - searched long and hard for stable earnings growth, and gravitated to less-volatile areas such as health and finance. One bright spot for Europe was that its economy didn't grind to a halt as suddenly as the U.S. economy did. In Japan, meanwhile, the situation was much more dire. Japan's leading stock market index - the Nikkei - was hovering near record-low levels throughout the period, its economy was on the verge of a recession and its political situation was very much up in the air. To make matters worse, fewer overseas orders for Japan's major export businesses - consumer electronics and autos - fell off dramatically.

Q. You mentioned the TMT group. Which sectors within the TMT sector were hit the hardest?

A. If you look at a list of the weakest-performing stocks during the period, it reads like a who's who of the world's biggest telecommunications names: Deutsche Telekom, France Telecom, Vodafone, Nippon Telegraph & Telephone, British Telecom. These companies continued to suffer from increased competition, as well as from intense government scrutiny regarding consolidation efforts. We also continued to see a pattern of slowing growth in the wireless area, with leading names such as Nokia and Ericsson detracting substantially from performance. Other disappointments included Japanese stocks Softbank and Sony. Softbank - which specializes in venture capital funding for Internet start-ups - fell hard as dot-com stocks around the globe crashed, while Sony was a victim of waning consumer confidence and thus a diminished appetite for consumer electronics.

Q. What factors helped performance?

A. Finance stocks performed quite well during the period, as investors gradually adopted a more cautious investing approach. In fact, five of the fund's 10-best performing stocks fell into the finance category, including the Royal Bank of Scotland and Swiss banking concerns such as UBS and Zurich Financial Services. In addition to benefiting from the sentiment shift, finance stocks also gained favor as interest rates started to trickle down. Health stocks - particularly those in the pharmaceuticals area - performed well during the period. This group tends to be less sensitive to economic swings, because people still get sick, still need to go to hospitals and still need their medicine. Switzerland-based Novartis was a strong performer during the period, as were AstraZeneca and Aventis, which are based in the United Kingdom and France, respectively. In addition to being one of the few sectors that offered stable earnings growth during the period, these stocks also gained favor due to their impressive product pipelines.

Q. What's your outlook?

A. It's fairly similar to the story from six months ago - everyone in the world will be watching to see how, when and if the U.S. market and its economy can bounce back. In January, the U.S. Federal Reserve Board cut interest rates twice - including a surprise between-meetings cut - but these gestures failed to stem the tide of disappointing corporate earnings announcements. Europe certainly isn't immune to U.S. economic problems, but it is less susceptible than bordering countries such as Canada and Mexico. Only a small fraction of European gross domestic product - around 2.5% - comes from direct trade with the U.S. Japan, on the other hand, is more vulnerable to the U.S.' weakness. Japan's policymakers need to take the appropriate steps to avert a full-blown economic crisis.

The views expressed in this report reflect those of Bankers Trust only through the end of the period of the report as stated on the cover. Any such views are subject to change at any time based on market or other conditions. For more information, see page A-2.

* Note to shareholders: Effective May 1, 2001, Deutsche Asset Management, Inc. (DAMI) will serve as sub-adviser of the fund. Bankers Trust (BT) and DAMI are both wholly owned indirect subsidiaries of Deutsche Bank AG. All personnel currently employed by BT in managing the fund will be employed by DAMI in substantially the same capacity.

Fund Facts

Goal: seeks to provide investment results that correspond to the total return of foreign stock markets

Fund number: 399

Trading symbol: FSIIX

Start date: November 5, 1997

Size: as of February 28, 2001, more than $million

Sub-adviser: Bankers Trust, since inception

3

Annual Report

Spartan International Index Fund

Investment Changes

Top Ten Stocks as of February 28, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
BP Amoco PLC (United Kingdom, Oil & Gas)	2.1	2.0
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.9	2.5
Glaxo Wellcome PLC (United Kingdom, Pharmaceuticals)	1.9	0.0
Royal Dutch Petroleum Co. (Hague Registry) (Netherlands, Oil & Gas)	1.5	1.4
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	1.5	1.2
Toyota Motor Corp. (Japan, Automobiles)	1.4	1.6
HSBC Holdings PLC (United Kingdom) (Reg.) (United Kingdom, Banks)	1.4	1.3
Nokia AB (Finland, Communications Equipment)	1.3	2.3
TotalFinaElf SA Class B (France, Oil & Gas)	1.1	1.1
Nestle SA (Reg.) (Switzerland, Food Products)	1.1	0.9
	15.2
Market Sectors as of February 28, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.1	22.5
Consumer Discretionary	12.6	13.2
Industrials	8.8	8.2
Health Care	9.1	8.2
Telecommunication Services	8.8	11.1
Information Technology	7.7	13.0
Consumer Staples	6.4	5.5
Energy	5.9	5.4
Materials	4.3	3.5
Utilities	3.8	3.4

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Geographic Diversification (% of fund's net assets)
As of February 28, 2001
Japan	23.0%
United Kingdom	21.3%
France	11.0%
Germany	9.1%
Switzerland	7.1%
Netherlands	6.0%
Italy	4.8%
Spain	3.3%
Australia	2.9%
Other	11.5%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of August 31, 2000
Japan	26.1%
United Kingdom	20.5%
France	10.8%
Germany	8.5%
Netherlands	5.9%
Switzerland	5.9%
Italy	4.2%
Sweden	3.4%
Spain	2.9%
Other	11.8%

Percentages are adjusted for the effect of futures contracts, if applicable.

Annual Report

Spartan International Index Fund

Investments February 28, 2001

Showing Percentage of Net Assets

Common Stocks - 91.9%
	Shares	Value (Note 1)
Australia - 2.4%
Amcor Ltd.	27,375	$ 83,864
AMP Ltd.	40,804	426,006
Aristocrat Leisure Ltd.	16,796	56,612
Australian Gas Light Co.	14,137	87,928
BHP Ltd.	66,569	737,983
Boral Ltd.	14,665	17,447
Brambles Industries Ltd.	8,626	203,108
British American Tobacco Australasia Ltd.	1,051	9,908
Coca-Cola Amatil Ltd.	46,829	127,752
Cochlear Ltd.	2,339	49,032
Coles Myer Ltd.	45,871	155,336
Commonwealth Bank of Australia	47,272	751,604
Computershare Ltd.	22,625	84,993
CSL Ltd.	6,175	118,375
CSR Ltd.	43,414	114,549
ERG Ltd.	23,748	24,263
Fosters Brewing Group Ltd.	77,490	196,133
Futuris Corp. Ltd.	31,748	34,276
General Property Trust	73,551	105,051
Goodman Fielder Ltd.	21,746	15,575
Howard Smith Ltd.	4,155	19,195
James Hardie Industries Ltd.	9,374	18,814
Leighton Holdings Ltd.	6,930	25,478
Lend Lease Corp. Ltd.	19,742	155,437
M.I.M. Holdings Ltd.	44,946	27,221
Mirvac Group	30,018	55,932
Mirvac Group warrants 6/29/01 (a)	3,001	0
National Australia Bank Ltd.	56,707	898,630
Newcrest Mining Ltd.	7,472	15,284
News Corp. Ltd.	76,565	699,613
Normandy Mining Ltd.	88,881	44,469
OneSteel Ltd. (a)	16,642	7,537
Orica Ltd.	7,959	20,359
Pacific Dunlop Ltd.	10,198	6,660
Paperlinx Ltd.	4,478	8,608
QBE Insurance Group Ltd.	17,891	94,298
Rio Tinto Ltd.	12,302	214,579
Santos Ltd.	24,009	82,188
Southcorp Ltd.	28,591	97,602
Stockland Trust Group	15,739	33,081
Stockland Trust Group	568	1,195
Suncorp-Metway Ltd.	13,689	84,709
Tabcorp Holdings Ltd.	14,725	75,378
Telstra Corp. Ltd.	290,901	961,809
Transurban Group (a)	18,306	40,299
Wesfarmers Ltd.	12,297	121,047
Westfield Trust Unit	76,043	130,274
Westpac Banking Corp.	71,256	527,254
WMC Ltd.	44,351	186,346
Woolworths Ltd.	41,732	186,155
TOTAL AUSTRALIA		8,239,246

	Shares	Value (Note 1)
Austria - 0.2%
Austria Tabak AG	1,010	$ 64,545
Austrian Airlines/Osterreichische Luftverkehrs AG	950	13,695
Boehler-Uddeholm AG	50	1,893
BWT AG	500	18,101
Erste Bank der oesterreichischen Sparkassen AG	1,260	65,162
Flughafen Wien AG	1,170	43,220
Generali Holding Vienna AG	330	63,084
Mayr Melnhof Karton AG	400	19,405
Oesterreichische Elektrizitaetswirtschafts AG (verbund)	1,380	159,431
OMV AG	1,240	100,864
RHI AG	250	5,299
Telekom Austria AG	9,176	52,624
VA Technologie AG	690	23,609
Wienerberger Baustoffind AG	2,750	60,951
TOTAL AUSTRIA		691,883
Belgium - 1.0%
Agfa-Gevaert NV	5,753	125,809
Barco NV	359	25,959
BarcoNet NV	718	5,610
Bekaert SA	682	30,232
Colruyt NV	1,698	75,222
Compagnie Maritime Belge SA (CMB)	187	13,341
D'ieteren SA	188	40,679
Delhaize Freres & Compagnie Le Lion	1,926	107,609
Electrabel SA	2,271	515,928
Fortis B	30,224	876,991
Fortis B (strip VVRP) (a)	1,764	16
Glaverbel SA	149	12,873
Groupe Bruxelles Lambert SA	1,037	298,314
Interbrew SA (a)	7,038	197,003
KBC Bancassurance Holding NV	12,410	565,124
Solvay SA	3,598	194,049
UCB SA	6,224	230,374
Union Miniere SA	638	25,983
TOTAL BELGIUM		3,341,116
Denmark - 1.0%
Bang & Olufsen Holding AS	349	14,251
Carlsberg AS:
Class A	1,400	60,806
Class B	1,000	44,546
D/S 1912 Series B	45	451,590
D/S Svenborg Series B	31	434,229
Danisco AS	2,700	108,916
Danske Bank AS	32,328	566,038
Fls Industries	759	10,801
Group 4 Falck AS	916	123,547
ISS AS (a)	1,836	120,863
Navisiondamgaard AS (a)	811	22,078
Common Stocks - continued
	Shares	Value (Note 1)
Denmark - continued
NKT Holding AS	300	$ 66,448
Novo-Nordisk AS Series B	3,199	631,372
Novozymes AS (B Shares) (a)	3,535	78,298
Tele Danmark AS Series B	9,039	303,110
Topdanmark AS (a)	1,036	26,024
Vestas Wind Systems AS	4,440	218,114
William Demant Holding AS	3,054	147,382
TOTAL DENMARK		3,428,413
Finland - 1.7%
Amer Group PLC (A Shares)	700	16,484
Fortum Oyj	12,800	52,603
Hartwall Oyj Abp (A Shares)	3,000	44,328
Instrumentarium Oyj (a)	819	23,069
Kemira Oyj	3,100	17,750
Kesko Oyj (a)	3,900	41,059
Kone Corp.	900	61,879
Metso Oyj	6,200	67,850
Nokia AB	196,600	4,325,199
Orion-Yhtyma Oyj:
(A Shares)	1,900	41,761
(B Shares)	1,200	26,154
Outokumpu Oyj (A Shares)	5,200	49,223
Pohjola Group Insurance Corp.:
(A Shares)	700	28,121
(B Shares)	1,100	43,682
Raisio Group PLC	2,900	5,410
Rautaruukki Oyj (K Shares)	4,100	16,660
Sampo-Leonia Insurance Co. Ltd. (A Shares)	2,700	143,373
Sonera Corp.	31,600	344,063
Stockmann Oyj (A Shares)	300	3,325
Stonesoft Oyj (a)	3,000	15,792
TietoEnator Oyj	3,700	97,383
UPM-Kymmene Corp.	10,800	329,135
Uponor Oyj	700	11,442
Wartsila Oyj (B Shares)	2,100	46,932
TOTAL FINLAND		5,852,677
France - 9.8%
Accor SA	7,987	314,881
Alcatel SA (RFD)	45,679	1,768,691
Aventis SA (France)	29,319	2,367,802
AXA SA de CV	15,637	1,981,274
BIC Ste	1,544	65,876
BNP Paribas SA	16,807	1,378,288
Bouygues SA	12,549	491,258
Cap Gemini SA	4,749	835,038
Carrefour SA	26,427	1,548,518
Casino Guichard Perrachon et Compagnie	3,537	362,573

	Shares	Value (Note 1)
Casino Guichard Perrachon et Compagnie:
Class A warrants 12/15/03 (a)	252	$ 1,745
Class B warrants 12/15/05 (a)	252	1,827
Club Mediterranee SA	520	50,663
Coflexip SA	567	85,298
Compagnie de St. Gobain	3,200	490,563
Dassault Systemes SA	4,263	220,662
Eridania Beghin Say Group	689	66,683
Essilor International SA	355	109,172
France Telecom SA	38,514	2,301,229
Gecina SA	868	83,366
Groupe Danone	5,838	810,326
Imerys	591	66,259
L'Air Liquide	3,490	479,262
L'Oreal SA	25,359	1,908,651
Lafarge SA	4,884	478,100
Lagardere S.C.A. (Reg.)	5,128	301,191
Louis Vuitton Moet Hennessy (LVMH)	18,561	1,144,167
Michelin SA (Compagnie Generale des Etablissements) Series B	5,226	200,288
Pechiney SA Series A	3,167	157,935
Pernod-Ricard	1,910	132,291
Peugeot Citroen SA	1,704	463,753
Pinault Printemps-Redoute SA	4,534	917,404
Publicis Groupe SA	4,795	159,857
Sagem SA	1,529	160,266
Sanofi-Synthelabo SA	27,698	1,509,167
Schneider Electric SA	5,934	389,083
SEB SA	324	18,372
Sidel SA	1,334	48,169
Simco SA (Reg.)	739	52,823
Societe Eurafrance SA	1,590	118,938
Societe Generale Class A	16,133	990,027
Sodexho Alliance SA	1,124	214,869
Suez Lyonnaise des Eaux:
(Belgium)	998	164,976
(France)	6,564	1,091,134
Technip SA	538	76,862
Thales SA (ex Thomson-CSF)	6,843	275,594
TotalFinaElf SA:
(strip VVPR)	774	7
Class B	27,885	3,932,343
Unibail	596	104,577
Usinor	7,871	111,214
Valeo SA	3,003	160,850
Vinci SA	2,713	164,107
Vivendi Universal SA	40,068	2,538,392
Zodiac SA	68	17,835
TOTAL FRANCE		33,884,496
Germany - 7.9%
Adidas-Salomon AG	1,550	97,337
Allianz AG (Reg.)	9,123	3,033,959
Common Stocks - continued
	Shares	Value (Note 1)
Germany - continued
BASF AG	23,600	$ 1,066,846
Bayer AG	27,300	1,338,733
Bayerische Hypo-und Vereinsbank AG	20,214	1,245,318
Beiersdorf AG	3,400	392,487
Bilfinger & Berger Bau AG	800	13,742
Buderus AG	3,250	72,483
Continental Gummi-Werke AG	5,300	91,773
DaimlerChrysler AG (Reg.)	37,692	1,847,662
Deutsche Bank AG	22,911	1,898,112
Deutsche Lufthansa AG (Reg.)	15,050	319,670
Deutsche Telekom AG	113,406	2,770,120
Douglas Holding AG	1,100	39,923
Dresdner Bank AG	19,900	827,913
E.On AG	28,080	1,448,814
EM.TV & Merchandising AG	4,800	30,852
Epcos AG	2,450	158,222
Fresenius Medical Care AG	3,500	284,115
Gehe AG	1,700	61,228
Heidelberger Zement AG:
(strip VVRP) (a)	230	2
(Brussels)	230	13,594
(Frankfurt)	2,215	136,541
Hochtief AG	2,550	65,938
Kamps AG	3,000	29,921
Karstadt Quelle AG	4,700	164,503
Linde AG	4,933	236,893
MAN AG	4,400	131,410
Merck Kgaa	7,050	323,581
Metro AG	12,080	582,337
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	6,582	2,142,967
Preussag AG	6,793	259,779
RWE AG (a)	20,200	772,678
SAP AG	6,900	1,066,762
Schering AG (a)	8,050	414,084
SGL Carbon AG (a)	650	39,918
Siemens AG	22,200	2,569,888
Thyssen Krupp AG	20,300	372,691
Volkswagen AG	11,650	643,913
WCM Beteiligungs-und Grundbesitz AG	7,250	125,873
TOTAL GERMANY		27,132,582
Hong Kong - 1.8%
ASM Pacific Technology Ltd.	13,000	26,417
Bank of East Asia Ltd.	44,147	109,236
Cathay Pacific Airways Ltd.	107,000	159,815
CLP Holdings Ltd.	70,500	369,675
Esprit Holdings Ltd.	22,326	25,761
Giordano International Ltd.	48,662	28,698
Hang Lung Development Co. Ltd.	21,000	22,750
Hang Seng Bank Ltd.	63,500	755,085
Henderson Land Development Co. Ltd.	47,000	287,425

	Shares	Value (Note 1)
Hong Kong & China Gas Co. Ltd.	165,630	$ 248,447
Hong Kong & Shanghai Hotels Ltd.	18,000	11,539
Hopewell Holdings Ltd.	2,200	1,163
Hutchison Whampoa Ltd.	140,200	1,662,639
Hysan Development Ltd.	35,411	64,921
Johnson Electric Holdings Ltd.	124,000	207,463
Li & Fung Ltd.	88,000	160,206
New World Development Co. Ltd.	67,412	113,650
Pacific Century Cyberworks Ltd. (a)	484,162	276,222
QPL International Holdings Ltd. (a)	8,000	4,410
QPL International Holdings Ltd. warrants 1/28/04 (a)	1,600	263
Shangri-La Asia Ltd.	72,000	71,077
Sino Land Co.	127,154	77,434
South China Morning Post (Holdings) Ltd.	58,000	41,641
Sun Hung Kai Properties Ltd.	80,215	894,712
Swire Pacific Ltd. (A Shares)	52,000	356,669
Television Broadcasts Ltd.	15,000	90,193
Varitronix International Ltd.	5,000	5,096
Wharf Holdings Ltd.	73,228	211,705
TOTAL HONG KONG		6,284,312
Ireland - 0.7%
Allied Irish Banks PLC	38,662	420,597
CRH PLC	18,386	347,230
DCC PLC (Ireland)	2,175	23,802
eircom PLC	102,503	225,294
Elan Corp. PLC	13,223	726,581
Greencore Group PLC	2,355	6,568
Independent News & Media PLC (Ireland)	16,952	45,557
Iona Technologies PLC (a)	530	26,431
Irish Life & Permanent PLC	12,859	157,823
Jefferson Smurfit Group PLC	46,861	85,687
Jurys Doyle Hotel Group PLC (Ireland)	701	7,153
Kerry Group PLC Class A	6,841	84,657
Ryanair Holdings PLC (a)	15,430	173,560
Waterford Wedgwood PLC unit	17,801	22,357
TOTAL IRELAND		2,353,297
Italy - 4.3%
Alitalia Linee Aeree Ital Class A	64,720	113,501
Assicurazioni Generali Spa	49,386	1,730,823
Autogrill Spa	10,607	119,271
Autostrade Spa	47,000	305,915
Banca di Roma Spa	222,758	239,249
Banca Intesa Spa	199,953	848,312
Banca Popolare di Milano	9,382	48,095
Benetton Group Spa (a)	79,189	141,801
Bipop-Carire Spa	66,250	385,323
Bulgari Spa	12,058	131,144
Cementir Spa	7,847	11,732
Enel Spa	287,916	996,557
ENI Spa	313,527	2,038,377
Common Stocks - continued
	Shares	Value (Note 1)
Italy - continued
Fiat Spa	14,990	$ 379,998
Gruppo Editoriale L'espresso Spa (a)	11,600	78,181
Italcementi Spa	8,435	75,482
Italgas Spa	12,728	136,691
La Rinascente Spa	11,850	60,517
Mediaset Spa	46,903	485,863
Mediobanca Spa	24,746	274,281
Mondadori Spa	9,562	86,910
Parmalat Finanziaria Spa	58,195	92,223
Pirelli Spa	79,970	291,421
Riunione Adriatica di Sicurta Spa (RAS)	29,600	403,501
San Paolo IMI Spa	55,591	853,242
Snia Spa	16,588	34,299
Societa Assicuratrice Industriale (SAI)	903	15,632
Telecom Italia Mobile Spa	318,831	2,117,321
Telecom Italia Spa	144,701	1,509,231
Tiscali Spa (a)	2,710	38,386
Unicredito Italiano Spa	198,790	971,519
TOTAL ITALY		15,014,798
Japan - 20.8%
77 Bank Ltd. (a)	15,000	76,835
Acom Co. Ltd.	5,500	411,574
Advantest Corp.	3,700	424,146
Ajinomoto Co., Inc.	26,000	301,815
Alps Electric Co. Ltd.	7,000	71,593
Amada Co. Ltd.	13,000	74,567
Amano Corp.	2,000	15,000
Aoyama Trading Co. Ltd.	3,100	31,943
Asahi Bank Ltd.	111,000	345,308
Asahi Breweries Ltd.	20,000	194,324
Asahi Chemical Industry Co. Ltd.	54,000	251,291
Asahi Glass Co. Ltd.	46,000	317,174
Asatsu-DK, Inc.	2,000	49,263
Autobacs Seven Co. Ltd.	2,000	41,933
Bank of Fukuoka Ltd.	25,000	111,651
Bank of Tokyo-Mitsubishi Ltd.	176,000	1,774,080
Bank of Yokohama Ltd.	44,000	160,880
Benesse Corp.	4,300	168,218
Bridgestone Corp. (a)	32,000	293,463
Canon, Inc.	33,000	1,081,410
Casio Computer Co. Ltd.	10,000	68,013
Central Japan Railway Co.	85	505,668
Chugai Pharmaceutical Co. Ltd.	10,000	143,612
Chuo Mitsui Trust & Banking Co. Ltd.	33,000	84,096
Citizen Watch Co. Ltd.	12,000	93,480
Cosmo Oil Co. Ltd.	14,000	25,893
Credit Saison Co. Ltd.	6,300	131,015
CSK Corp.	2,900	59,567
Dai Ei, Inc. (a)	27,000	42,572
Dai Nippon Printing Co. Ltd.	30,000	374,840
Daicel Chemical Industries Ltd.	17,000	50,857

	Shares	Value (Note 1)
Daifuku Co. Ltd.	5,000	$ 26,975
Daiichi Pharmaceutical Co. Ltd.	10,000	228,842
Daikin Industries Ltd.	10,000	185,375
Dainippon Ink & Chemicals, Inc.	30,000	82,588
Daito Trust Construction Co.	6,000	109,179
Daiwa Bank Ltd.	83,000	124,504
Daiwa House Industry Co. Ltd.	20,000	131,254
Daiwa Securities Group, Inc.	50,000	456,405
Denki Kagaku Kogyo Kabushiki Kaisha	19,000	70,766
Denso Corp.	35,000	633,896
East Japan Railway Co.	150	842,496
Ebara Corp. (a)	12,000	121,913
Eisai Co. Ltd.	11,000	280,320
Fanuc Ltd.	9,100	505,685
Fuji Machine Manufacturing Co. Ltd.	2,000	52,842
Fuji Photo Film Co. Ltd.	19,000	688,230
Fuji Soft ABC, Inc.	1,300	64,374
Fuji Television Network, Inc.	15	102,276
Fujikura Ltd.	15,000	97,673
Fujitsu Ltd.	74,000	1,013,534
Furukawa Electric Co. Ltd.	25,000	330,265
Gunma Bank Ltd.	15,000	66,607
Hankyu Department Stores, Inc.	7,000	29,353
Hirose Electric Co. Ltd.	1,600	124,094
Hitachi Ltd.	126,000	1,105,650
Hitachi Zosen Corp. (a)	44,000	36,001
Honda Motor Co. Ltd. (a)	36,000	1,422,000
House Foods Corp.	5,000	59,874
Hoya Corp.	4,400	303,759
Inax Corp.	8,000	39,887
Isetan Co. Ltd.	9,000	96,650
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)	53,000	130,998
Ito-Yokado Co. Ltd. (a)	16,000	834,569
Itochu Corp.	57,000	248,249
Japan Airlines Co. Ltd.	67,000	286,662
Japan Energy Corp. (a)	35,000	58,169
Japan Tobacco, Inc.	78	549,783
JGC Corp.	6,000	41,013
Joyo Bank Ltd.	34,000	118,231
Jusco Co. Ltd.	13,000	305,804
Kadokawa Shoten Publishing Co. Ltd.	600	16,006
Kajima Corp.	37,000	99,335
Kaneka Corp.	15,000	120,046
Kansai Electric Power Co., Inc.	36,700	609,633
Kao Corp.	23,000	574,363
Katokichi Co. Ltd.	2,000	50,967
Kawasaki Heavy Industries Ltd. (a)	50,000	59,235
Kawasaki Kisen Kaisha Ltd.	11,000	18,001
Kawasaki Steel Corp.	129,000	144,030
Keihin Electric Express Railway Co. Ltd.	18,000	75,940
Kikkoman Corp.	8,000	56,252
Kinden Corp.	11,000	54,377
Kinki Nippon Railway Co. Ltd.	65,000	247,635
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Kirin Brewery Co. Ltd.	39,000	$ 377,602
Kokuyo Co. Ltd.	5,000	63,581
Komatsu Ltd.	37,000	172,496
Komori Corp.	3,000	42,700
Konami Corp.	4,500	189,849
Konica Corp. (a)	14,000	82,690
Koyo Seiko Co. Ltd.	7,000	38,839
Kubota Corp.	57,000	158,374
Kuraray Co. Ltd.	15,000	111,608
Kurita Water Industries Ltd.	6,000	72,616
Kyocera Corp.	7,200	651,240
Kyowa Exeo Corp.	4,000	34,774
Kyowa Hakko Kogyo Co. Ltd.	15,000	103,043
Makino Milling Machine Co. Ltd.	4,000	21,819
Makita Corp. (a)	1,000	6,256
Marubeni Corp. (a)	54,000	107,236
Marui Co. Ltd.	15,000	212,861
Matsushita Electric Industrial Co. Ltd.	78,000	1,456,260
Meiji Milk Products Co. Ltd.	10,000	44,660
Meiji Seika Kaisha Ltd. (a)	15,000	83,099
Meitec Corp.	2,000	59,320
Minebea Co. Ltd.	15,000	117,361
Mitsubishi Chemical Corp.	87,000	264,715
Mitsubishi Corp.	62,000	432,779
Mitsubishi Electric Corp.	84,000	489,696
Mitsubishi Estate Co. Ltd. (a)	49,000	482,357
Mitsubishi Gas Chemical Co., Inc.	21,000	60,138
Mitsubishi Heavy Industries Ltd.	128,000	507,287
Mitsubishi Logistics Corp.	1,000	8,566
Mitsubishi Materials Corp.	46,000	107,424
Mitsubishi Rayon Co. Ltd.	26,000	85,315
Mitsubishi Trust & Banking Corp.	51,000	351,215
Mitsui & Co. Ltd.	62,000	351,930
Mitsui Fudosan Co. Ltd.	32,000	309,009
Mitsui Marine & Fire Insurance Co. Ltd.	29,000	157,445
Mitsui Mining & Smelting Co. Ltd.	21,000	132,447
Mitsukoshi Ltd. (a)	19,000	72,062
Mizuho Holdings, Inc.	347	2,129,379
Mori Seiki Co. Ltd.	4,000	39,206
Murata Manufacturing Co. Ltd.	9,100	754,649
Mycal Corp.	3,000	5,242
Namco Ltd.	2,200	34,313
NEC Corp.	61,000	992,491
NGK Insulators Ltd.	14,000	153,328
NGK Spark Plug Co. Ltd.	9,000	100,793
Nichiei Co. Ltd.	1,700	11,070
Nidec Corp.	2,600	122,322
Nikon Corp.	15,000	177,832
Nintendo Co. Ltd.	5,400	882,281
Nippon Computer Systems Corp.	5,000	77,559
Nippon Express Co. Ltd.	39,000	189,466
Nippon Meat Packers, Inc.	9,000	110,381

	Shares	Value (Note 1)
Nippon Mitsubishi Oil Corp.	58,000	$ 289,679
Nippon Paper Industries Co. Ltd.	36,000	197,597
Nippon Sheet Glass Co. Ltd.	17,000	176,621
Nippon Shokubai Co. Ltd.	3,000	11,276
Nippon Steel Corp.	257,000	468,746
Nippon Telegraph & Telephone Corp.	484	3,168,090
Nippon Yusen Kabushiki Kaisha (a)	49,000	218,836
Nishimatsu Construction	12,000	40,603
Nissan Motor Co. Ltd. (a)	150,000	966,505
Nisshin Flour Milling Co. Ltd.	11,000	92,534
Nisshinbo Industries, Inc.	10,000	49,604
Nissin Food Products Co. Ltd.	5,000	123,583
Nitto Denko Corp.	6,000	141,396
Nomura Securities Co. Ltd.	74,000	1,453,763
NSK Ltd.	23,000	100,955
NTN Corp.	9,000	25,237
Obayashi Corp.	28,000	115,026
Oji Paper Co. Ltd.	39,000	199,105
Okumura Corp.	12,000	42,444
Olympus Optical Co. Ltd.	10,000	124,435
Omron Corp.	10,000	158,527
Onward Kashiyama Co. Ltd.	7,000	57,573
Orient Corp. (a)	9,000	10,432
Oriental Land Co. Ltd.	3,800	242,905
ORIX Corp.	3,200	285,826
Osaka Gas Co. Ltd.	93,000	242,547
Pioneer Corp.	7,000	181,369
Promise Co. Ltd.	4,900	324,495
Rohm Co. Ltd.	4,500	728,714
Sakura Bank Ltd.	156,000	924,060
Sankyo Co. Ltd.	17,000	354,257
Sanrio Co. Ltd.	3,000	41,933
Sanwa Shutter Corp.	1,000	1,943
Sanyo Electric Co. Ltd.	71,000	448,402
Sapporo Breweries Ltd.	1,000	3,043
Secom Co. Ltd.	9,000	543,851
SEGA Corp. (a)	4,700	86,125
Seiyu Ltd. (a)	13,000	35,566
Sekisui Chemical Co. Ltd.	20,000	54,717
Sekisui House Ltd.	28,000	229,097
Sharp Corp.	42,000	535,515
Shimamura Co. Ltd.	1,400	74,099
SHIMANO, INC.	6,000	95,321
SHIMIZU Corp.	31,000	89,832
Shin-Etsu Chemical Co. Ltd.	16,000	565,925
Shionogi & Co. Ltd.	13,000	223,259
Shiseido Co. Ltd. (a)	16,000	159,686
Shizuoka Bank Ltd.	31,000	269,496
Showa Denko KK (a)	39,000	77,448
Showa Shell Sekiyu K.K. Co.	16,000	82,775
Skylark Co. Ltd.	4,000	123,072
SMC Corp.	2,800	309,759
Snow Brand Milk Products Co. Ltd. (a)	12,000	38,660
Softbank Corp.	12,800	571,653
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Sony Corp.	34,200	$ 2,445,642
Sumitomo Bank Ltd.	119,000	1,177,525
Sumitomo Chemical Co. Ltd.	65,000	311,898
Sumitomo Corp.	39,000	248,964
Sumitomo Electric Industries Ltd. (a)	28,000	335,294
Sumitomo Forestry Co. Ltd.	8,000	45,956
Sumitomo Heavy Industries Ltd.	25,000	38,780
Sumitomo Marine and Fire Insurance Co. Ltd.	27,000	160,394
Sumitomo Metal Industries Ltd.	132,000	78,752
Sumitomo Metal Mining Co. Ltd.	23,000	89,781
Sumitomo Osaka Cement Co. Ltd.	17,000	44,481
Taiheiyo Cement Corp.	38,000	74,491
Taisei Corp.	41,000	87,011
Taisho Pharmaceutical Co. Ltd.	13,000	274,780
Taiyo Yuden Co. Ltd.	5,000	132,958
Takara Shuzo Co. Ltd.	8,000	120,140
Takashimaya Co. Ltd.	13,000	88,639
Takeda Chemical Industries Ltd.	33,000	1,560,982
Takefuji Corp.	5,800	432,541
Teijin Ltd.	37,000	168,397
Teikoku Oil Co. Ltd.	12,000	55,127
Terumo Corp.	8,300	158,813
Tobu Railway Co. Ltd.	33,000	109,128
Toda Corp.	13,000	56,396
Toei Co. Ltd.	4,000	13,978
Toho Co. Ltd.	800	98,798
Tohoku Electric Power Co., Inc.	18,900	264,178
Tokai Bank Ltd. (a)	89,000	388,375
Tokio Marine & Fire Insurance Co. Ltd.	58,000	608,029
Tokyo Broadcasting System, Inc.	3,000	75,812
Tokyo Dome Corp.	1,000	3,503
Tokyo Electric Power Co.	51,100	1,212,934
Tokyo Electron Ltd.	6,800	456,115
Tokyo Gas Co. Ltd.	104,000	280,985
Tokyo Style Co. Ltd.	5,000	45,214
Tokyu Corp.	44,000	205,131
Toppan Printing Co. Ltd.	28,000	220,745
Toray Industries, Inc.	57,000	208,412
Toshiba Corp.	122,000	681,070
Tosoh Corp.	23,000	60,377
Tostem Corp.	9,000	104,321
Toto Ltd.	14,000	96,650
Toyo Information System Co. Ltd.	2,000	63,752
Toyo Seikan Kaisha Ltd.	9,000	164,152
Toyobo Co. Ltd.	29,000	66,488
Toyota Motor Corp.	140,400	4,882,229
Trans Cosmos, Inc.	1,000	44,746
Tsubakimoto Chain Co.	8,000	21,819
Ube Industries Ltd.	19,000	44,694
Uni-Charm Corp	2,700	115,060
Uny Co. Ltd.	7,000	70,400

	Shares	Value (Note 1)
Wacoal Corp. (a)	6,000	$ 49,246
World Co. Ltd.	2,000	69,888
Yakult Honsha Co. Ltd.	7,000	76,366
Yamaha Corp.	9,000	105,702
Yamaichi Securities Co. Ltd. (a)	3,000	0
Yamanouchi Pharmaceutical Co. Ltd.	14,000	523,822
Yamato Transport Co. Ltd.	17,000	328,177
Yamazaki Baking Co. Ltd.	9,000	57,146
Yokogawa Electric Corp.	4,000	37,501
TOTAL JAPAN		71,930,229
Netherlands - 6.0%
ABN AMRO Holding NV	63,211	1,395,171
Aegon NV	56,518	1,994,347
Akzo Nobel NV	12,039	585,919
ASM Lithography Holding NV (a)	18,131	397,000
Buhrmann NV	3,225	97,688
Elsevier NV	30,920	437,457
Getronics NV	13,368	75,924
Hagemeyer NV	4,310	101,139
Heineken NV	13,345	740,063
IHC Caland NV	1,044	55,534
ING Groep NV (Certificaten Van Aandelen)	40,927	2,836,596
KLM Royal Dutch Airlines NV	1,574	37,793
Koninklijke Ahold NV	34,115	1,103,942
Koninklijke KPN NV	48,190	594,121
Koninklijke Philips Electronics NV	53,932	1,781,568
Oce NV (a)	1,984	32,430
QIAGEN NV (a)	5,786	162,866
Royal Dutch Petroleum Co. (Hague Registry)	89,554	5,223,685
STMicroelectronics NV	33,414	1,055,338
TNT Post Group NV	20,274	479,497
Unilever NV (Certificaten Van Aandelen) (a)	24,078	1,364,181
Vedior NV	2,532	32,269
Vendex KBB NV	2,540	36,100
Vopak NV	1,350	31,417
Wolters Kluwer NV (Certificaten Van Aandelen)	10,459	252,000
TOTAL NETHERLANDS		20,904,045
New Zealand - 0.1%
Auckland International Airport Ltd.	13,915	21,098
Brierley Investments Ltd.	65,616	9,892
Carter Holt Harvey Ltd.	70,392	53,062
Contact Energy Ltd.	25,284	30,931
Fisher & Paykel Industries Ltd.	4,114	15,240
Fletcher Challenge Forests:
(PN) (a)	59,358	8,182
Forestry Division	29,679	4,091
Fletcher Challenge Ltd.:
Building Division	12,586	10,897
Energy Division	15,694	61,180
Common Stocks - continued
	Shares	Value (Note 1)
New Zealand - continued
Telecom Corp. of New Zealand Ltd.	75,098	$ 166,595
The Warehouse Group Ltd.	9,551	22,216
TOTAL NEW ZEALAND		403,384
Norway - 0.5%
Bergesen dy ASA:
(A Shares)	2,500	47,421
(B Shares)	800	14,097
DNB Holding ASA	31,850	162,298
Elkem AS	2,400	43,369
Frontline Ltd. (a)	3,700	58,971
Hafslund ASA (A Shares)	1,750	8,839
Kvaerner ASA (a)	4,154	32,171
Merkantildata ASA (d)	8,750	38,105
Norsk Hydro AS	10,900	464,897
Norske Skogindustrier AS (A Shares)	1,600	61,597
Opticom ASA (a)	560	36,267
Orkla-Borregaard AS	8,971	180,739
Petroleum Geo-Services ASA (a)	4,600	40,788
SAS Norge ASA (B Shares)	1,300	13,643
Schibsted AS (B Shares)	3,200	42,561
Smedvig ASA (A Shares)	1,600	18,138
Storebrand ASA (A Shares)	12,150	83,186
Tandberg ASA (a)	2,500	23,149
Telenor ASA (a)	18,650	85,405
Tomra Systems AS	7,400	136,629
TOTAL NORWAY		1,592,270
Portugal - 0.6%
Banco Comercial Portuges SA	89,826	460,396
Banco Comercial Portuges SA rights 3/12/01 (a)	89,826	8,627
Banco Espirito Santo SA (BES) (Reg.)	7,767	126,816
BPI-SGPS SA	21,138	69,104
Brisa Auto-Estradas de Portugal SA	13,459	129,266
Cimpor-Cimentos de Portugal SGPS SA	5,997	162,547
Electricidade de Portugal SA	129,219	385,448
Jeronimo Martins SGPS SA	2,627	25,473
Portucel Industrial Empresa Produtora de Celulosa SA	11,425	15,088
Portugal Telecom SA	51,258	496,089
Sonae SGPS SA	43,684	54,059
Sonae SGPS SA New (a)	55,902	65,048
TOTAL PORTUGAL		1,997,961
Singapore - 1.0%
Capitaland Ltd. (a)	91,000	138,756
Chartered Semiconductor Manufacturing Ltd. (a)	46,000	130,261
City Developments Ltd.	35,000	152,479
Creative Technology Ltd.	4,000	46,776
Cycle & Carriage Ltd.	6,000	12,313
DBS Group Holdings Ltd.	55,327	624,788

	Shares	Value (Note 1)
Fraser & Neave Ltd.	9,000	$ 37,919
Haw Par Corp. Ltd.	7,000	15,649
Hotel Properties Ltd.	11,000	9,584
Keppel Corp. Ltd.	31,000	61,485
Neptune Orient Lines Ltd. (a)	55,000	39,725
Oversea-Chinese Banking Corp. Ltd.	53,824	404,181
Overseas Union Enterprises Ltd.	4,000	16,968
Parkway Holdings Ltd.	11,000	18,854
Sembcorp Industries Ltd.	76,969	82,065
Singapore Airlines Ltd.	52,000	441,158
Singapore Press Holdings Ltd.	16,048	202,382
Singapore Technologies Engineering Ltd.	126,000	196,457
Singapore Telecommunications Ltd.	263,000	416,096
United Industrial Corp. Ltd.	71,000	37,443
United Overseas Bank Ltd.	43,616	345,028
United Overseas Land Ltd.	28,000	28,249
Venture Manufacturing Singapore Ltd.	11,000	85,125
TOTAL SINGAPORE		3,543,741
Spain - 3.0%
Acerinox SA (Reg. D)	2,842	93,173
Actividades de Construccion y Servicios SA (ACS)	2,847	76,904
Aguas de Barcelona SA	5,881	84,345
Aguas de Barcelona SA (RFD) (a)	58	790
Altadis SA	14,345	205,338
Altadis SA (a)	418	5,883
Autopistas Concesionaria Espanola SA	12,875	122,468
Azucarera Ebro Agricolas SA	1,950	23,231
Banco Bilbao Vizcaya Argentaria SA	123,079	1,839,075
Banco Santander Central Hispano SA	172,978	1,774,769
Corporacion Mapfre Compania Internacional de Reaseguros SA (Reg.)	2,594	59,889
Cortefiel SA	1,628	29,092
Endesa SA	41,791	718,234
Fomento Construcciones y Contratas SA (FOCSA)	4,415	93,777
Gas Natural SDG SA Series E	16,288	273,613
Grupo Dragados SA	4,032	52,874
Iberdrola SA	36,300	549,778
Metrovacesa SA	2,999	52,622
Portland Valderrivas SA	543	11,784
Repsol YPF SA	48,374	826,458
Sol Melia SA	8,221	83,513
Telefonica SA	172,001	2,946,536
TelePizza SA (a)	7,620	19,704
Union Electrica Fenosa SA	11,790	231,371
Vallehermoso SA	1,549	12,231
Zardoya Otis SA	5,243	50,550
Zeltia SA	7,108	94,853
TOTAL SPAIN		10,332,855
Sweden - 2.6%
ABB Ltd. (Sweden)	1,006	84,423
Common Stocks - continued
	Shares	Value (Note 1)
Sweden - continued
Assa Abloy AB (B Shares)	14,800	$ 247,497
AssiDoman AB	4,380	83,965
AssiDoman AB (redemption) (a)	920	17,683
Atlas Copco AB:
(A Shares)	6,285	151,245
(B Shares)	2,485	56,633
Drott AB (B Shares)	3,700	49,047
Electrolux AB (B Shares)	15,700	259,345
Gambro AB:
(A Shares)	10,700	74,192
(B Shares)	1,400	9,707
Hennes & Mauritz AB (H&M) (B Shares)	34,400	666,463
Modern Times Group AB (MTG) (B Shares) (a)	2,350	69,491
Nordea AB	123,778	908,740
OM Gruppen AB	3,500	80,478
Sandvik AB	11,000	259,661
SAPA AB	900	14,729
Securitas AB (B Shares)	14,800	285,225
Skandia Foersaekrings AB	42,600	488,682
Skandinaviska Enskilda Banken (A Shares)	29,180	322,834
Skanska AB (B Shares)	5,000	208,525
SKF AB:
(A Shares)	400	6,179
(B Shares) (a)	2,600	45,070
SSAB Swedish Steel (A Shares)	2,800	26,981
Svenska Cellulosa AB (SCA) (B Shares)	9,600	221,719
Svenska Handelsbanken AB:
(A Shares)	27,600	464,362
(B Shares)	1,000	16,417
Swedish Match Co.	11,608	49,121
Tele2 AB (B Shares) (a)	6,000	216,580
Telefonaktiebolaget LM Ericsson AB (B Shares)	330,400	2,736,125
Telia AB (a)	62,900	368,793
Trelleborg AB (B Shares)	3,200	24,635
Volvo AB:
(A Shares)	5,040	95,075
(B Shares)	12,560	237,573
WM-Data AB (B Shares)	16,200	69,709
TOTAL SWEDEN		8,916,904
Switzerland - 7.1%
ABB Ltd. (Switzerland) (Reg.)	11,472	972,553
Adecco SA	740	465,520
Ascom Holding AG (Reg. D)	1,076	77,359
Charles Voegele Holding AG	417	49,342
Credit Suisse Group (Reg.)	12,540	2,340,309
Georg Fischer AG (Reg.)	170	49,856
Givaudan AG (a)	271	74,687
Holderbank Financiere Glarus AG:
(Bearer)	221	250,646
(Reg.)	462	154,729

	Shares	Value (Note 1)
Jelmoli Holding AG	20	$ 29,896
Kudelski SA (a)	210	198,538
Kuoni Reisen Holding AG Class B (Reg.)	120	55,719
Logitech International SA (a)	130	36,996
Lonza Group AG	250	156,671
Nestle SA (Reg.)	1,650	3,623,060
Novartis AG (Reg.)	3,010	5,103,529
PubliGroupe SA (Reg.)	84	36,235
Roche Holding AG	68	692,589
Roche Holding AG participation certificates	294	2,536,457
SAirGroup (Reg.)	400	51,285
Schindler Holding AG	40	62,309
Societe Generale de Surveillance Holding SA (SGS):
(Bearer)	45	53,921
(Reg.)	60	17,399
Sulzer AG (Reg.) (a)	160	110,431
Swiss Reinsurance Co. (Reg.)	605	1,271,910
Swisscom AG	3,120	729,016
Syngenta AG (Switzerland) (a)	4,906	285,407
The Swatch Group AG:
(Bearer)	145	161,584
(Reg.)	600	139,117
UBS AG (Reg. D)	18,382	2,929,490
Unaxis Holding AG (a)	587	119,046
Valora Holding AG	180	35,588
Zurich Financial Services AG	3,470	1,663,172
TOTAL SWITZERLAND		24,534,366
United Kingdom - 19.4%
3i Group PLC	24,104	466,677
Abbey National PLC	53,993	910,398
Airtours PLC	20,382	85,623
AMEC PLC	10,281	60,755
Amvescap PLC	27,964	555,552
ARM Holdings PLC (a)	39,495	176,899
AstraZeneca PLC:
(Sweden)	4,994	227,625
(United Kingdom)	62,194	2,876,472
AWG PLC (a)	8,512	71,578
BAA PLC	39,697	375,683
BAE Systems PLC	118,573	503,681
Balfour Beatty PLC	9,023	19,490
Barclays PLC	62,902	1,911,290
Barratt Developments PLC	9,121	45,235
Bass PLC	33,613	351,130
BBA Group PLC	18,148	90,266
Berkeley Group PLC	5,445	66,596
BG Group PLC	133,375	512,600
Blue Circle Industries PLC	23,982	169,354
BOC Group PLC	20,116	297,622
Boots Co. PLC	34,667	313,054
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
BP Amoco PLC	860,016	$ 7,109,465
British Airways PLC	44,005	255,753
British American Tobacco PLC	85,539	688,093
British Land Co. PLC	21,149	154,925
British Sky Broadcasting Group PLC (a)	70,130	972,742
British Telecommunications PLC	252,251	2,137,827
BTG PLC (a)	4,721	83,764
Bunzl PLC	19,072	125,381
Cadbury Schweppes PLC	76,076	495,732
Canary Wharf Group PLC (a)	26,838	200,380
Capita Group PLC	27,045	187,760
Carlton Communications PLC	25,450	190,108
Celltech Group PLC (a)	11,145	214,973
Centrica PLC	152,315	517,170
CGNU PLC	85,343	1,239,244
Chubb PLC (a)	31,158	67,078
CMG PLC	24,438	266,232
Compass Group PLC (a)	86,268	688,037
Corus Group PLC	112,688	117,228
Diageo PLC	132,691	1,346,823
Dixons Group PLC	76,151	284,419
Eidos PLC	2,324	7,656
Electrocomponents PLC	15,764	154,881
EMI Group PLC	30,919	218,006
Exel PLC	12,134	168,305
FKI PLC	23,506	71,322
George Wimpey PLC	8,928	25,154
GKN PLC	29,175	339,336
Glaxo Wellcome PLC (a)	235,960	6,525,475
Granada PLC	86,268	240,564
Great Universal Stores PLC Class A	36,748	290,432
Halifax Group PLC	85,011	859,797
Hammerson PLC	10,345	75,781
Hanson PLC	31,057	201,927
Hays PLC	66,099	336,171
Hilton Group PLC	59,910	193,031
HSBC Holdings PLC (United Kingdom) (Reg.)	350,311	4,659,137
IMI plc	5,814	22,555
Imperial Chemical Industries PLC	27,036	202,432
International Power PLC	44,533	154,424
Invensys PLC	130,702	293,182
J. Sainsbury PLC	71,596	398,265
Johnson Matthey PLC	8,588	132,521
Kidde PLC (a)	31,158	35,340
Kingfisher PLC	56,309	401,909
Land Securities PLC	21,756	273,792
Lattice Group PLC (a)	133,375	247,628
Legal & General Group PLC	193,077	484,008
Lloyds TSB Group PLC	208,728	1,978,369
Logica PLC	16,813	335,233
London Bridge Software Holdings PLC	4,635	21,698

	Shares	Value (Note 1)
Marconi PLC	107,360	$ 722,855
Marks & Spencer PLC	106,854	375,163
Misys PLC	22,319	193,647
National Grid Group PLC	56,350	477,105
Novar PLC	9,387	26,583
Nycomed Amersham PLC	26,181	204,269
P&O Princess Cruises PLC (a)	25,442	135,093
Pace Micro Technology PLC	4,100	30,212
Pearson PLC	31,084	680,413
Peninsular & Oriental Steam Navigation Co.	25,442	110,463
Pilkington PLC	30,267	52,696
Provident Financial Group PLC	5,546	64,025
Prudential PLC	76,035	1,042,564
Psion PLC	16,001	35,603
Railtrack PLC Class L	21,373	282,559
Rank Group PLC Class L	2,483	6,601
Reed International PLC	42,685	428,014
Rentokil Initial PLC	81,624	242,060
Reuters Group PLC	54,192	833,202
Rexam PLC	17,415	66,491
Rio Tinto PLC (Reg. D)	41,647	767,214
RMC Group PLC	10,643	119,791
Royal Bank of Scotland Group PLC	101,318	2,225,118
Sage Group PLC	51,634	217,096
Schroders PLC	12,160	207,319
ScottishPower plc	69,516	479,602
Sema PLC	24,007	189,909
Slough Estates PLC	16,855	101,601
Smith & Nephew PLC	36,579	174,145
Smiths Group PLC	21,018	212,575
Smiths Group PLC rights 1/1/03 (a)	22,478	0
Stagecoach Holdings PLC	45,503	48,816
Tate & Lyle PLC	18,807	67,933
Taylor Woodrow PLC	15,376	45,876
Tesco PLC	264,047	1,001,459
Unilever PLC (a)	111,205	852,386
United Utilities PLC	19,710	166,027
Vodafone Group PLC	2,444,041	6,674,670
Wolseley PLC	24,334	165,950
WPP Group PLC	42,089	493,796
TOTAL UNITED KINGDOM		66,999,946
TOTAL COMMON STOCKS (Cost $362,850,754)		317,378,521
Nonconvertible Preferred Stocks - 0.6%

Australia - 0.2%
News Corp. Ltd. (ltd. vtg.)	80,302	657,626
Germany - 0.3%
Dyckerhoff AG	600	13,282
Hugo Boss AG	300	99,738
MAN AG	1,450	33,196
Nonconvertible Preferred Stocks - continued
	Shares	Value (Note 1)
Germany - continued
ProSieben Sat.1 Media AG	6,428	$ 172,151
RWE AG (non-vtg.)	1,650	48,761
SAP AG	4,950	766,062
Volkswagen AG	3,350	111,281
TOTAL GERMANY		1,244,471
Italy - 0.1%
Fiat Spa	3,723	62,585
Fiat Spa Risp	996	14,339
Telecom Italia Spa Risp	32,230	181,146
TOTAL ITALY		258,070
United Kingdom - 0.0%
AWG PLC (a)	1,123,584	1,299
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,477,074)		2,161,466
Nonconvertible Bonds - 0.0%
Moody's Ratings (unaudited)			Principal Amount (c)
Australia - 0.0%
AMP Insurance Investment Holdings Pty Ltd. 7% 9/30/02 (Cost $0)	-	AUD	2,266	0
Government Obligations - 7.1%

United States of America - 7.1%
U.S. Treasury Bills, yield at date of purchase 4.79% to 5.71% 3/1/01 to 4/19/01 (e) (Cost $24,434,613)			24,537,000	24,439,506
Cash Equivalents - 6.4%
Shares
Bankers Trust Institutional Daily Assets Fund, 5.67% (b) (Cost $22,050,048)	22,050,048	22,050,048
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $411,812,489)	366,029,541
NET OTHER ASSETS - (6.0)%	(20,581,125)
NET ASSETS - 100%	$ 345,448,416
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
81 CAC 40 Index Contracts (France)	April 2001	$ 4,016,948	$ (309,720)
21 DAX 30 Index Contracts (Germany)	March 2001	3,013,023	(97,804)
76 FTSE 100 Index Contracts (United Kingdom)	March 2001	6,478,707	(459,921)
18 Hang Seng Stock Index Contracts (Hong Kong)	March 2001	1,703,203	(20,469)
11 IBEX 35 Index Contracts (Spain)	March 2001	973,235	(37,821)
7 MIB 30 Index Contracts (Italy)	March 2001	1,304,342	(104,884)
32 Nikkei 225 Index Contracts (Japan)	March 2001	2,077,600	(74,451)
43 Nikkei 300 Index Contracts (Japan)	March 2001	924,648	(62,535)
24 S & P ASX 200 Index Contracts (Australia)	March 2001	1,052,563	(36,449)
44 Topix Index Contracts (Japan)	March 2001	4,648,257	(471,362)
		$ 26,192,526	$ (1,675,416)
The face value of futures purchased as a percentage of net assets - 7.6%
Forward Foreign Currency Contracts
	Settlement Dates	Value (Note 1)
Contracts to Buy
7,981,409 EUR	March 2001	$ 7,373,420	28,534
4,044,883 GBP	March 2001	5,842,930	(57,368)
871,073,100 JPY	March 2001	7,448,120	(74,991)
(Payable Amount $20,768,295)		$ 20,664,470	$ (103,825)
The value of contracts to buy as a percentage of net assets - 6%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing
(b) The rate quoted is the annualized daily yield of the fund at period end.
(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $38,105 or 0.0% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,469,139.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $182,018,804 and $13,355,446, respectively.
The market value of futures contracts opened and closed during the period amounted to $145,600,659 and $147,018,176, respectively.
The fund participated in the security lending program during the period. At period end the fund received as collateral U.S. Treasury obligations valued at $806,606.
Income Tax Information

At February 28, 2001, the aggregate cost of investment securities for income tax purposes was $412,215,378. Net unrealized depreciation aggregated $46,185,837, of which $24,706,578 related to appreciated investment securities and $70,892,415 related to depreciated investment securities.

The fund hereby designates approximately $202,000 as a capital gain dividend for the purpose of the dividend paid deduction.
At February 28, 2001, the fund had a capital loss carryforward of approximately $517,000 all of which will expire on February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2001
Assets
Investment in securities, at value (including securities loaned of $20,927,358) (cost $411,812,489) - See accompanying schedule		$ 366,029,541
Cash		727
Foreign currency held at value (cost $1,447,024)		1,447,024
Unrealized appreciation on foreign currency contracts		28,534
Receivable for fund shares sold		350,126
Dividends receivable		450,801
Interest receivable		37
Redemption fees receivable		426
Other receivables		8,498
Total assets		368,315,714
Liabilities
Payable for investments purchased	$ 105,140
Unrealized depreciation on foreign currency contracts	132,359
Payable for closed foreign currency contracts	7,410
Payable for fund shares redeemed	337,025
Accrued management fee	29,565
Payable for daily variation on futures contracts	92,689
Other payables and accrued expenses	113,062
Collateral on securities loaned, at value	22,050,048
Total liabilities		22,867,298
Net Assets		$ 345,448,416
Net Assets consist of:
Paid in capital		$ 396,271,245
Undistributed net investment income		342,722
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,893,295)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(47,272,256)
Net Assets, for 11,759,197 shares outstanding		$ 345,448,416
Net Asset Value, offering price and redemption price per share ($345,448,416 ÷ 11,759,197 shares)		$29.38

Statement of Operations

	Year ended February 28, 2001
Investment Income Dividends		$ 5,624,412
Interest		1,004,515
Security lending		152,129
		6,781,056
Less foreign taxes withheld		(518,102)
Total income		6,262,954
Expenses
Management fee and sub-advisory fees	$ 1,133,873
Transfer agent fees	422,007
Accounting and security lending fees	201,654
Non-interested trustees' compensation	1,122
Registration fees	83,164
Audit	30,455
Legal	1,053
Miscellaneous	2,886
Total expenses before reductions	1,876,214
Expense reductions	(713,356)	1,162,858
Net investment income		5,100,096
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(2,923,693)
Foreign currency transactions	(1,909,466)
Futures contracts	(457,771)	(5,290,930)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(68,167,913)
Assets and liabilities in foreign currencies	222,734
Futures contracts	(2,938,587)	(70,883,766)
Net gain (loss)		(76,174,696)
Net increase (decrease) in net assets resulting from operations		$ (71,074,600)
Other Information Expense reductions
FMR reimbursement		$ 710,357
Transfer agent credits		2,999
		$ 713,356

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended February 28, 2001	Year ended February 29, 2000
Operations Net investment income	$ 5,100,096	$ 1,562,669
Net realized gain (loss)	(5,290,930)	1,140,136
Change in net unrealized appreciation (depreciation)	(70,883,766)	20,437,260
Net increase (decrease) in net assets resulting from operations	(71,074,600)	23,140,065
Distributions to shareholders From net investment income	(3,163,549)	(535,652)
From net realized gain	(427,137)	(1,178,572)
In excess of net realized gain	(179,738)	-
Total distributions	(3,770,424)	(1,714,224)
Share transactions Net proceeds from sales of shares	262,652,604	226,314,449
Reinvestment of distributions	3,500,459	1,602,355
Cost of shares redeemed	(100,951,506)	(37,729,643)
Net increase (decrease) in net assets resulting from share transactions	165,201,557	190,187,161
Trading fees	124,908	177,921
Total increase (decrease) in net assets	90,481,441	211,790,923
Net Assets
Beginning of period	254,966,975	43,176,052
End of period (including undistributed net investment income of $342,722 and $75,303, respectively)	$ 345,448,416	$ 254,966,975
Other Information Shares
Sold	7,686,737	6,643,083
Issued in reinvestment of distributions	110,240	45,094
Redeemed	(3,069,355)	(1,153,839)
Net increase (decrease)	4,727,622	5,534,338

Financial Highlights

Years ended February 28,	2001	2000 G	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 36.26	$ 28.84	$ 27.64	$ 25.00
Income from Investment Operations
Net investment income D	.51	.49	.46	.11
Net realized and unrealized gain (loss)	(7.03)	7.25	1.08	2.29
Total from investment operations	(6.52)	7.74	1.54	2.40
Less Distributions
From net investment income	(.29)	(.12)	(.48)	(.06)
From net realized gain	(.06)	(.26)	(.09)	-
In excess of net realized gain	(.02)	-	(.04)	-
Total distributions	(.37)	(.38)	(.61)	(.06)
Trading fees added to paid in capital	.01	.06	.27	.30
Net asset value, end of period	$ 29.38	$ 36.26	$ 28.84	$ 27.64
Total Return B, C	(18.04)%	27.08%	6.58%	10.83%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 345,448	$ 254,967	$ 43,176	$ 24,686
Ratio of expenses to average net assets	.35% F	.35% F	.36% F	.35% A, F
Ratio of net investment income to average net assets	1.53%	1.48%	1.62%	1.43% A
Portfolio turnover rate	4%	3%	2%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 5, 1997 (commencement of operations) to February 28, 1998.

F FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

G For the year ended February 29

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2001

1. Significant Accounting Policies.

Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (the funds) are funds of Fidelity Concord Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation:

Spartan Total Market Index and Spartan Extended Market Index Funds. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Spartan International Index Fund. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. Each fund may be subject to foreign taxes on income and gains on investments which are accrued based upon each fund's understanding of the tax rules and regulations that exist in the markets in which they invest. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. Each fund accrues such taxes as applicable. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

discount, partnerships, non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations. Certain funds also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the funds less than 90 days are subject to a short-term trading fee equal to .50%, .75% and 1.00% of the amount invested in Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index, respectively. This fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Spartan Extended Market Index and Spartan International Index also receive their allocable share of short-term trading fees attributable to redemptions from the Fidelity Four-in-One Index Fund. For the period these fees total $10,499 and $13,999, respectively.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Forward Foreign Currency Contracts. Spartan International Index Fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the fund's currency exposure. Contracts to sell generally are used to hedge the fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. These contracts involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the fund has committed to buy or sell is shown in the schedule of investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date. Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell in the schedule of investments under the caption "Forward Foreign Currency Contracts."

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, no funds had investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities (other than short-term securities), and the market value of future contracts opened and closed, is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As each fund's investment adviser, Fidelity Management & Research Company (FMR) receives a fee that is computed daily at an annual rate of .24%, .24% and .34% of the Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index funds' average net assets, respectively.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser and Security Lending Fees. FMR Co., Inc. (FMRC) serves as a sub-adviser for the funds. FMRC may provide investment research and advice and may also provide investment advisory services for the funds. FMR and each of the funds have also entered into a sub-advisory agreement with Bankers Trust Company (Bankers Trust). Bankers Trust receives a sub-advisory fee from FMR for providing investment management and custodial services to each of the funds. For providing these services to Spartan Extended Market Index and Spartan Total Market Index, FMR pays Bankers Trust fees at an annual rate of 0.0125% of the average net assets of each fund. For providing these services to Spartan International Index, FMR pays Bankers Trust fees at an annual rate of 0.0650% of the average net assets of the fund, plus fees of up to $200,000 annually. Effective May 1, 2001, Deutsche Asset Management, Inc. (DAMI) will serve as subadviser of the fund. Bankers Trust and DAMI are both wholly owned indirect subsidiaries of Deutsche Bank AG. All personnel currently employed by Bankers Trust in managing the fund will be employed by DAMI in substantially the same capacity.

Under a separate securities lending agreement with Bankers Trust, each fund receives at least 75% (70% prior to January 1, 2001) of net income from its securities lending program. Bankers Trust retains no more than 25% (30% prior to January 1, 2001) of net income under the agreement. For the period, Bankers Trust retained the following amounts:

Amount
Spartan Total Market Index	145,474
Spartan Extended Market Index	232,537
Spartan International Index	60,948

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .12%, .14% and .13% of the average net assets of Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index, respectively.

Accounting and Security Lending Fees. FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's schedule of investments.

5. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities. Additional information regarding security lending is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

6. Expense Reductions.

FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and sub-advisory fees paid by the fund associated with securities lending) above the following annual rate of average net assets for each of the following funds:

	FMR Expense Limitations	Reimbursement
Spartan Total Market Index	.25%	$ 1,610,235
Spartan Extended Market Index	.25%	$ 946,059
Spartan International Index	.35%	$ 710,357

In addition, through arrangements with the funds' custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index (funds of Fidelity Concord Street Trust) at February 28, 2001, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Concord Street Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
April 12, 2001

Annual Report

Distributions

The Board of Trustees of Spartan Extended Market Index voted to pay on April 9, 2001, to shareholders of record at the opening of business on April 6, 2001, a distribution of $.37 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.04 per share from net investment income.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

Fund	Pay Date	Income	Taxes
Spartan International Index	12/26/00	$.32	$.03

The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

Spartan Total Market Index designates 29% and 100%; and Spartan Extended Market Index designates 4% and 16% of the dividends distributed in April and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Each fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Bankers Trust Company

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Bankers Trust Company
New York, NY

* Independent trustees

Fidelity's Index Funds

Spartan Extended Market Index Fund

Spartan International Index Fund

Spartan 500 Index Fund

Spartan Total Market Index Fund

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